As filed with the Securities and Exchange Commission on April 19, 2023

Registration No. 033-75988*

Registration No. 811-02513

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 67	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. _____	☐

(Check appropriate box or boxes.)

VARIABLE ANNUITY ACCT C OF VOYA RETIREMENT INSURANCE & ANNUITY Co

(Exact Name of Registrant)

Voya Retirement Insurance and Annuity Company

(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(860) 580-1631

(Depositor’s Telephone Number, including Area Code)

Peter M. Scavongelli

Assistant Vice President and Senior Counsel

Voya Retirement Insurance and Annuity Company

One Orange Way, C2N, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2023 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______ pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements: 033-75972; 033-76024; and 033-89858.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

VOYA PENSION IRA

INDIVIDUAL DEFERRED FIXED AND VARIABLE ANNUITY CONTRACT

issued by

Voya Retirement Insurance and Annuity Company
and its
Variable Annuity Account C

This prospectus describes individual deferred fixed and variable annuity contract (the “Contract”) issued by Voya Retirement Insurance and Annuity Company (“VRIAC,” the “Company,” “we,” “us” and “our”) through its Variable Annuity Account C (the “Separate Account”). The Contract is issued to you, the Contract Holder, as either a traditional Individual Retirement Annuity (“IRA”) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the “Tax Code”) or as a Roth IRA under Tax Code Section 408A. Additionally, the traditional IRA may be used as a funding option for a Simplified Employee Pension (“SEP”) plan under Tax Code Section 408(k).Three classes of the Contract are described in this prospectus. The 1992 class of Contract (the “1992 Contract”) was sold between 1992 and 1994. The 1994 class of Contract (the “1994 Contract”) was sold between 1994 and 2004. The 2004 class of Contract (the “2004 Contract”) was sold between April, 2004 and 2010. The Contract is no longer available for new sales. The existing Contract will continue to accept additional Purchase Payments subject to the terms of each Contract.

You should read this prospectus. It provides facts about the Contract and the investment options, and should be kept for future reference. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Neither the U.S. Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

If a participant elects to deduct from the participant’s account advisory fees due under an independent advisory services agreement between the participant and an investment adviser, then such deductions will reduce the death benefit payable under the participant’s Contract and also may be subject to federal and state income taxes and a 10% federal penalty tax.

Contract Prospectus Dated May 1, 2023

PRO.75988-23

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GLOSSARY OF TERMS USED IN THIS PROSPECTUS

The following are some of the important terms used throughout this prospectus that have special meaning. There are other capitalized terms that are explained or defined in other parts of this prospectus.

Account Value: The value of: (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; less (2) any deductions from the Fixed Interest Options (e.g., withdrawals and fees); and plus (3) the current dollar value of amounts allocated to the Subaccounts of Variable Annuity Account C, which includes investment performance and fees deducted from the Subaccounts.

Accumulation Phase: The period of time between the date the Contract became effective and the date you begin receiving Income Phase payments under the Contract. During the Accumulation Phase, you accumulate retirement benefits.

Accumulation Unit: A unit of measurement used to calculate the Account Value during the Accumulation Phase.

Accumulation Unit Value: The value of an Accumulation Unit for a Subaccount of Variable Annuity Account C. Each Subaccount of Variable Annuity Account C has its own Accumulation Unit Value, which may increase or decrease daily based on the investment performance of the applicable underlying Fund in which it invests.

Annuitant. The Annuitant is the person(s) on whose life expectancy the Income Phase payments are calculated.

Beneficiary (or Beneficiaries): The person designated to receive the death benefit payable under the Contract.

Contract or Contracts: The individual deferred fixed and variable annuity Contract issued to you, the Contract Holder.

Contract Year: A 12-month period measured from (1) the date the initial Purchase Payment was applied to the Contract; or (2) the date the initial Purchase Payment was applied to the predecessor contract or arrangement.

Customer Service: The location from which we service the Contracts. The mailing address and telephone number of Customer Service is Defined Contributions Administration, P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Fixed Interest Options: The Guaranteed Accumulation Account, the Guaranteed Interest Account and the Fixed Account are Fixed Interest Options that may be available during the Accumulation Phase under some Contracts. Amounts allocated to the Guaranteed Accumulation Account and the Guaranteed Interest Account are deposited in a nonunitized separate account established by the Company. Amounts allocated to the Fixed Interest Options are held in the Company’s General Account which supports insurance and annuity obligations.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Variable Annuity Account C or one of our other separate accounts.

Good Order: Generally, a request is considered to be in “Good Order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out. We can only act upon written requests that are received in Good Order.

Guaranteed Term(s): The Guaranteed Term is the period of time account dollars must be left in an account in order to earn a specified guaranteed interest rate.

Income Phase: The period during which you receive payments from your Contract.

Investor (also “you” or “Contract Holder”): The individual to whom we issued the Contract as either a traditional Individual Retirement Annuity under Tax Code Section 408(b) or as a Roth IRA under Tax Code Section 408A. We may also refer to the Contract Holder as the Contract Owner.

Net Asset Value: A Fund’s current market value.

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Purchase Payment: Collectively, the initial Purchase Payment and any additional Purchase Payment.

Subaccount: Division(s) of Variable Annuity Account C that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

VRIAC, the Company, we, us and our: Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, that issues the Contract described in this prospectus.

Valuation Date: Each date on which the Accumulation Unit Value of the Subaccounts of Variable Annuity Account C and the Net Asset Value of the shares of the underlying Funds are determined. Currently, these values are determined after the close of business of the New York Stock Exchange (“NYSE”) on any normal Business Day, Monday through Friday, when the NYSE is open for trading.

Variable Annuity Account C, the Separate Account: Voya Variable Annuity Account C, a segregated asset account established by us to fund the variable benefits provided by the Contract. The Variable Annuity Account C is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account C. Each one invests in a specific mutual Fund.

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KEY INFORMATION

Important Information You Should Consider About the Contract

FEES AND EXPENSES
Charges for Early Withdrawals

If the Investor withdraws money from the Contract within seven (7) years following a specified date, the Investor can be assessed an early withdrawal charge equal to a maximum of 6% of the amount withdrawn. The specified date referenced in the preceding sentence can vary depending on the terms of the Contract, and will be the number of completed Contract Years since either: (1) the date the initial Purchase Payment was applied to the Contract; or (2) the date the initial Purchase Payment was applied to the predecessor contract or arrangement.

For example, if you make an early withdrawal from a 1992 Contract, you could pay a surrender charge of up to $6,000 on a $100,000 investment.

Please also note that withdrawals from the Guaranteed Accumulation Account are subject to a Market Value Adjustment, which can be either positive or negative (see Appendix B to this prospectus).

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES –

See “CHARGES AND FEES – Transaction Fees – Fund Redemption Fees” in the full prospectus for the Contract. – Early Withdrawal Charge.”

Transaction Charges

In addition to the early withdrawal charge, the Investor may also be charged for other transactions:

•   For transferring or reallocating Account Value among the investment options;

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and

•   Charges for advisory services due to an independent advisory services agreement between you and an investment advisor may be deducted from the Contract value.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES – Transaction Fees.”

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses (varies by Contract class)	1.15%[1,2]	1.50%[1,2]
	Investment options (Portfolio Company fees and expenses)	0.35%[3]	1.24%[3]

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge (reduced to 1.15% for 1994 and 2004 Contracts if certain conditions are met and 1.50% for all other Contracts), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments; and; (2) an administrative expense charge equal to 0.25% annually of your Account Value invested in the Subaccounts; and (3) a $25 annual maintenance fee converted to an annual percentage equal to 0.0011398%. The administrative expense charge and the annual maintenance fee may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. Additionally, the minimum amount reflects the reduced mortality and expense risk charge associated with the 1994 and 2004 Contracts and the maximum amount reflects the maximum mortality and expense risk charge of 1.25%. See “CHARGES AND FEES – Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2022, and will vary from year to year.
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FEES AND EXPENSES (continued from previous page)
Ongoing Fees and Expenses (annual charges)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost Estimate: $1,364	Highest Annual Cost Estimate: $2,434

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   No optional benefits;

•   Fees and expenses of least expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

Assumes:

•   Investment of $100,000;

•   5% annual appreciation;

•   Fees and expenses for the most expensive Fund;

•   No sales charges or advisory fees; and

•   No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES AND FEES – Periodic Fees and Charges.”

RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and APPENDIX A, APPENDIX B, APPENDIX C and APPENDIX D.

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

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RESTRICTIONS
Investments

•   Some Subaccounts and Fixed Interest Options may not be available through certain Contracts, your plan or in some states. See your Contract or certificate for any state specific variations;

•   Not all Fixed Interest Options may be available for current or future investment;

•   There are certain restrictions on transfers from the Fixed Interest Options;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT – Limits on Frequent or disruptive Transfers.”

Optional Benefits

•   We may discontinue or restrict the availability of an optional benefit;

•   Benefits available to you may vary based on employer and state approval. Participants should refer to their plan documents for available benefits; and

•   If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

See “THE CONTRACT – Contract Provisions and Limitations – The Asset Rebalancing Program,” “DEATH BENEFIT – Death Benefit Options” and “SYSTEMATIC DISTRIBUTION OPTIONS – Availability of Systematic Distribution Options.”

TAXES
Tax Implications

•   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

CONFLICTS OF INTEREST
Investment Professional Compensation

Although the Contracts are no longer offered for new sales, firms and their registered representatives that sold the Contract may receive commissions on additional Purchase Payments paid. This compensation is not paid directly by Contract Holders or the Separate Account. This compensation could influence your investment professional to recommend keeping the Contract.

See “OTHER TOPICS – Contract Distribution.”

Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

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OVERVIEW OF THE CONTRACT

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this prospectus, the related Statement of Additional Information (“SAI”), the Contract and the summary or full prospectuses for the Funds being considered. We urge you to read the entire prospectus as it describes all material features and benefits of the Contract and your rights and limitations thereunder. Certain features and benefits may vary depending on the state in which your Contract is issued.

Purpose

The Contract described in this prospectus is an individual deferred fixed and variable annuity contract. The Contract was issued to you as either a traditional Individual Retirement Annuity (“IRA”) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the “Tax Code”) or as a Roth IRA under Tax Code Section 408A. Additionally, the traditional IRA may be used as a funding option for a Simplified Employee Pension (“SEP”) plan under Tax Code Section 408(k). Three classes of the Contract are described in this prospectus. The 1992 class of Contract (the “1992 Contract”) were sold between 1992 and 1994. The 1994 class of Contract (the “1994 Contract”) were sold between 1994 and 2004. The 2004 class of Contract (the “2004 Contract”) were sold between April, 2004 and 2010. The Contract is no longer available for new sales. The existing Contract will continue to accept additional Purchase Payments subject to the terms of each class of Contract.

The Contract was designed for Investors who intend to accumulate funds for retirement purposes, and thus is best suited for those with a long investment horizon. The Contract should not be viewed as a highly liquid investment. In that regard, early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time your money is left in the Contract. For these reasons, you should not participate in this Contract if you are looking for a short-term investment.

Phases of Contract

The Contract has two phases: An Accumulation Phase and an Income Phase.

Accumulation Phase: During the Accumulation Phase, you direct us to invest your Purchase Payments or Account Value among the following investment options:

•	Variable Investment Options; and/or
•	Fixed Interest Options.

Income Phase: During the Income Phase, you start receiving annuity, or Income Phase, payments from your Contract. The Contract offers several Income Phase payment options. However, you will be unable to make withdrawals, and any death benefits and living benefits will terminate. In general, you may :

•	Receive Income Phase payments over a lifetime or for a specified period;
•	Receive Income Phase payments monthly, quarterly, semi-annually or annually;
•	Select an Income Phase option that provides a death benefit to Beneficiaries; or
•	Select fixed Income Phase payments or payments that vary based on the performance of the Variable Investment Options you select.

For more information about the Income Phase, see “INCOME PHASE” section of this prospectus.

The Variable Investment Options

The Variable Investment Options are Subaccounts within the Separate Account. Each Subaccount invests its assets directly in shares of a corresponding underlying Fund, and each Fund has its own distinct investment objectives, fees and expenses and investment advisers. Earnings on amounts invested in a Subaccount will vary depending upon the performance and fees of the corresponding underlying Fund. You do not invest directly in or hold shares of the Funds. Additional information about each underlying Fund is set forth in the section of this prospectus called “APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT.”

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There is no guarantee that your Account Value will increase. Depending upon the investment experience of each Fund in which a Subaccount invests, your Account Value may increase or decrease daily. You bear the investment risk for the Funds in which the Subaccounts invest; you will benefit from favorable investment experience but also bear the risk of poor investment performance.

The Fixed Interest Options

The following Fixed Interest Options may be available through the Contract:

•	The Guaranteed Interest Account;
•	The Guaranteed Accumulation Account; and
•	The Fixed Account.

Not all Fixed Interest Options may be available for current or future investment. For descriptions of the Fixed Interest Options that may be available through the Contract, see AppendiX B, APPENDIX C and APPENDIX D and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge by calling Customer Service 1-800-584-6001.

Contract Features

Death Benefit. Your Beneficiary may receive a death benefit in the event of your death during both the Accumulation and Income Phases (described above). The availability of a death benefit during the Income Phase depends upon the Income Phase annuity payment option selected. See “DEATH BENEFIT – Death Benefit During the Income Phase.”

Asset Rebalancing Program. Our asset rebalancing program may be available in connection with certain Contracts. Asset rebalancing allows you to reallocate your Account Value in the investments and percentages you identify. There is no additional charge for this program. See ‘THE CONTRACT – Contract Purchase and Limitations – The Asset Rebalancing Program.”

Systematic Distribution Options. These allow you to receive periodic withdrawals from your account, while retaining the account in the Accumulation Phase. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

Withdrawals. During the Accumulation Phase, you may withdraw all or part of your Account Value. Certain fees, taxes and early withdrawal penalties may apply. See “WITHDRAWALS.”

Charges for Advisory Services. A participant may enter into an agreement with an independent investment adviser that will provide agreed-upon advisory services and may arrange to have the advisory fees deducted from the Variable Investment Options, in which case such deductions will reduce the death benefit payable under the participant’s Contract, they may be treated as withdrawals, and they may be subject to federal and state income taxes and a 10% penalty tax. See “CHARGES AND FEES – Charges for Advisory Services.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations.”

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from the Contract. These fees and expenses do not reflect any advisory fee paid to an independent investment advisor retained by a participant, and if such charges were reflected, these fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you paid at the time you purchased the Contract and will pay at the time you surrender or make withdrawals or transfer Account Value between investment options. State premium taxes may also be deducted.

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Transaction Expenses

Maximum Early Withdrawal Charge[4] (as a percentage of amount withdrawn)
Applicable to Contracts issued with:
Early Withdrawal Schedule A	1.00%
Early Withdrawal Schedule B	5.00%
Early Withdrawal Schedule C	6.00%
Transfer Charge[5]	$10.00
Premium Tax[6]	0.00% to 4.00%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

Annual Maintenance Fee[7]	$25.00
Base Contract Expenses[7,8] (as a percentage of average Account Value)	1.50%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

Annual Fund Expenses

Total Annual Fund Operating Expense	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2022).	0.35%	1.24%

See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

[4]	This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “CHARGES AND Fees” section. The early withdrawal charge reduces over time. The total early withdrawal charge deducted will not exceed 8.5% of the total Purchase Payments made to the Contract. This charge may be waived in certain circumstances. See “CHARGES AND Fees – transaction Fees – Early Withdrawal Charge” and ‘CHARGES AND FEES – Reduction or Elimination of Certain Fees.”
[5]	During the Accumulation Phase, we allow you 12 free transfers among investment options each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See “CHARGES AND Fees – transaction Fees – Transfer Charge.”
[6]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”
[7]	These fees may be reduced or eliminated in certain circumstances. See “CHARGES AND Fees – Periodic Fees and Charges” and ‘CHARGES AND FEES – Reduction or Elimination of Certain Fees.”
[8]	The mortality and expense risk charge, included in the Base Contract Expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our promise to make lifetime Income Phase payments. The Base Contract Expenses also reflect an administration expense charge of 0.25% annually of the Account Value invested in the Subaccounts. See “CHARGES AND FEES – Periodic Fees and Charges.”

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Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses and annual Fund expenses. They do not reflect any advisory fee paid to an independent investment adviser (if retained by a participant) from a participant’s account, and if such charges were reflected, the costs would be higher.

The following examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Applicable to Early Withdrawal Schedule A:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$3906	$98,841	$15,055	$31,797

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,885	$8,841	$15,055	$31,797

Applicable to Early Withdrawal Schedule B:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$7,992	$14,170	$19,504	$31,797

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,885	$8,814	$15,055	$31,797

Applicable to Early Withdrawal Schedule C:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$9,013	$13,104	$17,280	$31,797

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,885	$8,841	$15,055	$31,797

*	Example B will not apply during the Income Phase if you select a nonlifetime Income Phase payment option with variable payments and take a lump-sum withdrawal within five years after you begin receiving Income Phase payments (or within three years for 1992 Contracts). In these circumstances, the lump-sum payment is treated as a withdrawal during the Accumulation Phase and may be subject to an early withdrawal charge. (Refer to Example A.)
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PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

There are risks associated with investing in the Contract.

•	Investment Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds. There also is investment risk associated with an investment in the Guaranteed Accumulation Account. As discussed in Appendix B to this prospectus, if interest rates at the time of a withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account;
•	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like these and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle;
•	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
•	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time Funds are left in the Contract.
•	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
•	Cyber Security and Certain Business Continuity Risks – Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

THE COMPANY

The Company issues the Contract described in this prospectus and is responsible for providing the Contract’s insurance and annuity benefits. All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims paying ability of the Company and our General Account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

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We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal executive offices are located at:

One Orange Way

Windsor, CT 06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor, the Internal Revenue Service (“IRS”) and the Office of the Comptroller of the Currency. For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the “Separate Account”) under Connecticut law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The Separate Account was established as a segregated asset account to fund variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Income, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of VRIAC’s other assets. The assets of the Separate Account equal to contract liabilities may not be used to pay any liabilities of VRIAC other than those arising from the Contracts. However, Separate Account assets that exceed contract liabilities are subject to any liabilities of VRIAC. VRIAC is obligated to pay all amounts promised to Investors under the Contracts.

Information regarding each underlying Fund, including: (1) its name; (2) its investment adviser and any subadviser; (3) current expenses; and (4) performance is available in APPENDIX A to this prospectus. Each Fund has issued a prospectus that contains more detailed information about the Fund. You may obtain paper or electronic copies of those prospectuses by contacting Customer Service at 1-800-584-6001.

THE INVESTMENT OPTIONS

The Contract offers Variable Investment Options and Fixed Interest Options. We allocated initial Purchase Payments to the investment options you selected. Generally, you specified this information on your enrollment materials. After your enrollment, changes to allocations for future Purchase Payments or the transfer of existing balances among investment options may be requested by contacting Customer Service, electronically at www.voyaretirementplans.com or through such other means as may be available under our administrative procedures in effect from time to time. Allocations must be in whole percentages, and there are currently no limitations on the number of investment options that can be selected.

We may add, withdraw or substitute investment options subject to the conditions in the Contract and in compliance with regulatory requirements.

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The Variable Investment Options

These options are Subaccounts of the Separate Account. Each Subaccount invests directly in shares of a corresponding mutual Fund, and earnings on amounts invested in a Subaccount will vary depending upon the performance and fees of its underlying Fund. You do not invest directly in or hold shares of the Funds.

Certain information about the Funds available through the Subaccounts of the Separate Account appears in APPENDIX A to this prospectus. Please also refer to the Fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained, free of charge by contacting Customer Service at 1-800-584-6001. More detailed information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=92912K299. You can request this information as well as a paper copy at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Selection of Underlying Funds

The underlying Funds available through the Contracts described in this prospectus are determined by the Company. When determining which underlying Funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying Fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying Fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the Fund can provide marketing and distribution support for sales of the Contracts. (For additional information on these arrangements, please refer to the “Revenue from the Funds” subsection of this prospectus.) We review the Funds periodically and may, subject to certain limits or restrictions, remove a Fund or limit its availability to new investment if we determine that a Fund no longer satisfies one or more of the selection criteria, and/or if the Fund has not attracted significant allocations under the Contracts. We have included certain of the Funds at least in part because they are managed or subadvised by our affiliates.

We do not recommend or endorse any particular Fund, and we do not provide investment advice.

Fund of Funds

Certain Funds may be structured as “Fund of Funds” or “master-feeder” Funds. These Funds may have higher fees and expenses than a Fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying Funds in which they invest. These Funds may be affiliated Funds, and the underlying Funds in which they invest may be affiliated as well. The Fund prospectuses disclose the aggregate annual operating expenses of each Fund and its corresponding underlying Fund or Funds.

Funds With Managed Volatility Strategies

As described in more detail in the Fund prospectuses, certain Funds employ a managed volatility strategy that is intended to reduce the Fund’s overall volatility and downside risk. During rising markets, the hedging strategies employed to manage volatility could result in your Account Value rising less than would have been the case if you had been invested in a Fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on performance. On the other hand, investing in Funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Account Value may decline less than would have been the case if you had not invested in Funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the Fund’s optimal risk targets, and the Fund may not perform as expected.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the Funds or the Funds’ affiliates. This revenue may include:

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•	A share of the management fee;
•	Service fees;
•	For certain share classes, 12b-1 fees; and
•	Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as subaccounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the Funds or the Funds’ affiliates, such as:

•	Communicating with customers about their Fund holdings;
•	Maintaining customer financial records;
•	Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);
•	Recordkeeping for customers, including Subaccounting services;
•	Answering customer inquiries about account status and purchase and redemption procedures;
•	Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;
•	Transmitting proxy statements, annual and semi-annual reports, Fund prospectuses and other Fund communications to customers; and
•	Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from Fund assets. Any such fees deducted from Fund assets are disclosed in the Fund prospectuses. Additional payments, which are not deducted from Fund assets and may be paid out of the legitimate profits of Fund advisers and/or other Fund affiliates, do not increase, directly or indirectly, Fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the Funds or from the Funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the Funds offered through the Contract. This revenue is one of several factors we consider when determining Contract fees and charges and whether to offer a Fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated Funds than to offer unaffiliated Funds.

Assets allocated to affiliated Funds, meaning Funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated Funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated Funds, meaning Funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated Funds may be based either on an annual percentage of average net assets held in the Fund by the Company or a share of the Fund’s management fee.

In the case of affiliated Funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, Fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated Fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated Funds provide the Company with a financial incentive to offer affiliated Funds through the Contract rather than unaffiliated Funds.

Additionally, in the case of affiliated Funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

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Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated Funds or their affiliates is based on an annual percentage of the average net assets held in that Fund by the Company. Some unaffiliated Funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated Fund families currently offered through the Contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2022, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

1.	Fidelity ® Variable Insurance Products Funds
2.	PIMCO Variable Insurance Trust Funds
3.	Invesco Variable Insurance Funds
4.	Lord Abbett Series Funds
5.	Calvert Funds
6.	Pioneer Variable Contracts Trust Funds
7.	AB Variable Products Series Funds
8.	Franklin Templeton Variable Insurance Products Trust Funds
9	Wanger Advisor Trust Funds

If the revenues received from the affiliated Funds were taken into account when ranking the Funds according to the total dollar amount they paid to the Company or its affiliates in 2022, the affiliated Funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated Funds described above, affiliated and unaffiliated Funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a Fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated Funds. See also “Contract Distribution.”

Voting Rights

Each of the Subaccounts holds shares in a Fund and each is entitled to vote at regular and special meetings of that Fund. Under our current view of applicable law, we will vote the shares for each Subaccount as instructed by persons having a voting interest in the Subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the Separate Account will receive periodic reports relating to the Funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any Fund in which that person invests through the Subaccounts. Additionally:

•	During the Accumulation Phase, the number of votes is equal to the portion of your Account Value invested in the Fund, divided by the Net Asset Value of one share of that Fund; and
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•	During the Income Phase, the number of votes is equal to the portion of reserves set aside for the Contract’s share of the Fund, divided by the Net Asset Value of one share of that Fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the Separate Account.

Right to Change the Separate Account

We do not guarantee that each Fund will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the Separate Account with respect to some or all classes of Contracts:

•	Offer additional Subaccounts that will invest in new Funds or Fund classes we find appropriate for contracts we issue;
•	Combine two or more Subaccounts;
•	Close Subaccounts. We will provide advance notice by a supplement to this prospectus if we close a Subaccount. If a Subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the Subaccount that was closed or is unavailable may be automatically allocated among the other available Subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available Subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting Customer Service at 1-800-584-6001;
•	Substitute a new Fund for a Fund in which a Subaccount currently invests. In the case of a substitution, the new Fund may have different fees and charges than the Fund it replaced. A substitution may become necessary if, in our judgment:
•	A Fund no longer suits the purposes of your Contract;
•	There is a change in laws or regulations;
•	There is a change in the Fund’s investment objectives or restrictions;
•	The Fund is no longer available for investment; or
•	Another reason we deem a substitution is appropriate.
•	Stop selling the Contract;
•	Limit or eliminate any voting rights for the Separate Account; or
•	Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of Contracts to which the Contract belongs.

Fixed Interest Options

For descriptions of the Fixed Interest Options that may be available through the Contract, see AppendiX B, APPENDIX C and APPENDIX D and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge by contacting Customer Service at 1-800-584-6001.

Selecting Investment Options

When selecting investment options:

•	Choose options appropriate for you. Your local representative can help you evaluate which Subaccounts or Fixed Interest Options may be appropriate for your individual circumstances and your financial goals;
•	Understand the risks associated with the options you choose. Some Subaccounts invest in Funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other Funds. For example, Funds investing in foreign or international
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securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, Funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your Account Value resulting from the performance of the Funds you have chosen; and
•	Be informed. Read this prospectus, all of the information that is available to you regarding the Funds – including each Fund’s prospectus, SAI and annual and semi-annual reports, the Fixed Interest Option appendices and the Guaranteed Accumulation Account prospectus. After you make your selections, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Furthermore, be aware that there may be:

•	Limits on Option Availability. Some Subaccounts and Fixed Interest Options may not be available through certain Contracts and plans or in some states. See your Contract or certificate for any state specific variations.

CHARGES AND FEES

The charges we assess and the deductions we make under the Contract are in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The charges and fees under the Contract may result in a profit to us.

The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and the “Fee Table” section for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your Account Value may be subject to a charge. In the case of a partial withdrawal where you request a specific dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. The early withdrawal charge may also be referred to as a surrender charge.

Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the Contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

Amount: This charge is a percentage of the amount that you withdraw. The percentage is determined by the early withdrawal charge schedule that applies to your Contract. The schedules are listed below and appear on your Contract schedule page. The charge will never be more than 8.5% of your total Purchase Payments to Contract.

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Early Withdrawal Charge Schedules

Your Contract schedule page shows with of the following early withdrawal charge schedule applies to you.

SCHEDULE A

Completed Contract Years Fewer than 1 1 or more	Early Withdrawal Charge 1% 0%

Schedule A applies to 2004 and 1994 Contracts established with amounts that were transferred or rolled over from the Company’s unregistered contracts, including amounts rolled over into a Roth IRA in connection with a conduit traditional IRA and Company General Account contracts issued in connection with Tax Code Sections 401, 403 and governmental 457 plans. It also applies to previously-issued 1992 Contracts established with amounts transferred from certain contracts issued by the Company under certain pension or profit sharing retirement plans only where you were not subject to an early withdrawal charge (deferred sales charge) under the prior contract at the time of transfer. The early withdrawal charge is based on the number of completed Contract Years since the date of initial Purchase Payment to the new Contract.

SCHEDULE B

Completed Contract Years Less than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more but fewer than 8 8 or more but fewer than 9 9 or more	Early Withdrawal Charge 5% 4% 3% 2% 1% 0%

Schedule B applies to 1992 Contracts established with amounts that were transferred from certain existing contracts issued by the Company where the contract holder had been subject to an early withdrawal charge (deferred sales charge). The beginning early withdrawal charge is based on the number of completed Contract Years since the initial Purchase Payment to the predecessor contract.

SCHEDULE C

Completed Contract Years Less than 2 2 or more but fewer than 3 3 or more but fewer than 4 4 or more but fewer than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more	Early Withdrawal Charge 6% 5% 4% 3% 2% 1% 0%
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Schedule C applies to 2004 and 1994 Contracts established with amounts that were transferred from contracts or arrangements offered by the Company or certain Company affiliates in connection with Tax Code Sections 401, 403 and 457 plans (other than those contracts described above under Schedule A) and rollovers from IRAs under Tax Code Sections 408 and 408A (to the extent such rollovers are allowed by the Company). Rather than assessing an early withdrawal charge on the predecessor contract, the early withdrawal charge is based on the number of completed Contract Years since the date of initial payment to the predecessor contract or arrangement. We may also apply this early withdrawal charge schedule on this basis to certain external rollovers in a non-discriminatory manner. See “CHARGES AND Fees – Reduction or Elimination of Certain Fees.” For amounts rolled over from non-annuity contract arrangements offered by the Company or certain Company affiliates in connection with Tax Code Sections 401, 403, and 457 plans, this will normally result in there being no early withdrawal charge applicable to the new Contract. Schedule C also applies to all new purchases that are not connected with an internal transfer (e.g., external rollovers or contracts established with at least a $1,000 annual contribution) and to internal rollovers from certain variable life insurance contracts funding Tax Code Section 401 qualified plans.

Waiver. The early withdrawal charge is waived if the amount withdrawn is due to one or more of the following:

•	Used to provide Income Phase payments to you;
•	Paid due to your death;
•	Withdrawn under a systematic distribution option (see “Systematic Distribution Options”);
•	Paid upon a full withdrawal where your Account Value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months; or
•	Withdrawn in an amount of 10% or less of your Account Value, provided you are at least age 59½. This waiver applies only to the first partial withdrawal in each calendar year and does not apply to full withdrawals, unless your Contract is issued in the states of Washington, Florida or New Jersey. The 10% amount will be calculated using your Account Value as of the date Customer Service receives the request in Good. When a systematic distribution option is selected, this provision includes any amounts paid under that election.
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Transfer Charge

Maximum Amount. During the Accumulation Phase, we currently allow you 12 free transfers each calendar year. We reserve the right, however, to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Fund Redemption Fees

Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual Funds as a result of withdrawals, transfers or other Fund transactions you initiate and remit such fees back to that Fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your Account Value. For a more complete description of the Funds’ fees and expenses, review each Fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $25

When/How. Each year, during the Accumulation Phase, we deduct this fee on the last day of each Contract Year. It is deducted on a proportional basis from each Subaccount and the Fixed Interest Option in which you have an allocation.

Purpose. This fee reimburses us for our administrative expenses related to establishing and maintaining your account.

Reduction or Elimination. We will eliminate the maintenance fee if your Account Value is $10,000 or greater on the day before the maintenance fee is deducted. For 1992 Contracts, the maintenance fee is also eliminated if your initial Purchase Payment was $10,000 or greater.

Additionally, we may have reduced or eliminated the maintenance fee if we anticipated savings on our administrative expenses for the sale because of one or more of the following:

•	The size and type of group to whom the contract was offered; or
•	The amount of expected Purchase Payments.

We will not unfairly discriminate against any person if we increase, reduce or eliminate the maintenance fee. We will make any increase, reduction or elimination according to our own rules in effect at the time we approve an application for a Contract. We reserve the right to change these rules from time to time. Any increase will not result in an annual maintenance fee in excess of the maximum amount shown above and in the Fee Table.

Mortality and Expense Risk Charge

Maximum Amount. This charge, on an annual basis, is equal to 1.25% of your Account Value invested in the Subaccounts. We may charge a different fee for different Funds (but not beyond the maximum amount).

When/How. This charge is deducted daily from the Subaccounts. We do not deduct this fee from any Fixed Interest Option. This charge is deducted during the Accumulation Phase and the Income Phase.

Purpose. This charge compensates us for the mortality and expense risks we assume under the Contracts, namely:

•	Mortality risks are those risks associated with our promise to make lifetime Income Phase payments based on annuity rates specified in the Contract; and
•	Expense risk is the risk that the actual expenses we incur under the Contract will exceed the maximum costs that we can charge.
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If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this charge.

Reduction. For 2004 and 1994 Contracts, which we currently do not sell, we will reduce this charge to 1.15% provided one or more of the following conditions are met:

•	The Contract has remained in the Accumulation Phase for ten years following the initial Purchase Payment;
•	The initial Purchase Payment was $250,000 or more; or
•	The value of the Contract is $250,000 or more on any anniversary of the date the initial Purchase Payment was applied.

Administrative Expense Charge

Maximum Amount. We reserve the right to charge up to 0.25% annually of your Account Value invested in the Subaccounts. We currently do not impose this charge.

When/How. If imposed, we deduct this charge daily from the Subaccounts. We do not deduct this charge from the Fixed Interest Options. This charge may be assessed during the Accumulation Phase and/or the Income Phase. If we are imposing this charge when you enter the Income Phase, the charge will apply to you during the entire Income Phase.

Purpose. This charge helps defray our cost of providing administrative expenses under the Contracts and in relation to the Separate Account and Subaccounts.

Reduction or Elimination of Certain Fees

When sales of the Contract were made to individuals or to a group of individuals in a manner that resulted in savings of sales or administrative expenses, we may have reduced or eliminated the early withdrawal charge, the annual maintenance fee, the expense risk charge or the administrative expense charge. Our decision to reduce or eliminate any of these fees was based on one or more of the following:

•	The size and type of group to whom the Contract was offered;
•	The type and frequency of administrative and sales services provided;
•	The use by an employer of automated techniques in submitting Purchase Payments or information related to Purchase Payments on behalf of its employees; or
•	Any other circumstances that reduced distribution or administrative expenses.

The reduction or elimination of any of these fees was not be unfairly discriminatory against any person and was done according to our rules in effect at the time the Contract was issued. We reserved the right to change these rules from time to time. The right to reduce or eliminate any of these fees may was subject to state approval. The exact amount of Contract charges applicable to a particular Contract is stated in that Contract.

Fund Fees and Expenses

Each Fund deducts management/investment advisory fees from the amounts allocated to the Fund. In addition, each Fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the Fund. Furthermore, certain Funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares. Fund fees and expenses are deducted from the value of the Fund shares on a daily basis, which in turn affects the value of each Subaccount that purchases Fund shares. Fund fees and expenses are one factor that impacts the value of a Fund’s shares. To learn more about Fund fees and expenses, the additional factors that can affect the value of a Fund’s shares and other important information about the Funds, refer to the Fund prospectuses.

Less expensive share classes of the Funds offered through this Contract may be available for investment outside of this Contract. You should evaluate the expenses associated with the Funds available through this Contract before making a decision to invest.

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Charges for Advisory Services

We reserve the right to deduct from a participant’s account, upon authorization from the participant, any advisory and other fees due under an independent advisory services agreement between the participant and an investment adviser. Advisory fees will be deducted on a proportional basis from the Subaccounts that invest in the Funds used in the allocation model selected by the participant under the advisory services agreement, and any set-up fees may be deducted on a proportional basis from all of the Subaccounts in which the participant is invested. Under proportional deduction, the portion of the overall fee deducted from a given Subaccount equals the same percentage that the Subaccount value represents to the value of all the Subaccounts used in the calculation (e.g., for deduction of the advisory fee, all the Subaccounts used in the allocation model). If you have not authorized payment of advisory fees from the Variable Investment Options, you would instead pay such fees outside the Contract.

Please note that we have no control over the advisory fee arrangement between you and your investment adviser – that arrangement is solely between you and your adviser. Consequently, if you wanted to terminate your advisor arrangement you would need to contact your advisor.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your Account Value or from Purchase Payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our Income Phase payment rates when you commence Income Phase payments. Unless directed otherwise, we will deduct any premium tax charges proportionately from the Subaccounts and Fixed Interest Options in which you are invested.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the Separate Account. See “FEDERAL Tax Considerations.”

THE CONTRACT

When considering your investment in the Contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs and Roth IRAs) also defer payment of taxes on earnings until they are withdrawn. Because you are purchased an annuity for your IRA, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by other types of IRAs. However, annuities do provide other features and benefits (such as the guaranteed death benefit available under the 2004 contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your decision with your financial representative. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations.”

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Contract Ownership and Rights

Who Owns the Contract? You, the Contract Holder.

Who Owns Money Accumulated Under the Contract? You, the Contract Holder.

Who Holds Rights Under the Contract? You, the Contract Holder, hold all rights under the Contract.

What Happens if You Die? The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary named under the Contract.

Transfer of Ownership; Assignment

The Tax Code does not allow a transfer or assignment of your rights under these Contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the Contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

The Account Value

During the Accumulation Phase, your Account Value at any given time equals:

•	The current dollar value of amounts invested in the Fixed Interest Options, including interest earnings to date; plus
•	The current dollar value of amounts held in the Subaccounts, which takes into account investment performance and fees deducted from the Subaccounts.

Subaccount Accumulation Units. When a Fund is selected as an investment option, your account dollars invest in Accumulation Units of the Variable Annuity Account C Subaccount corresponding to that Fund. The Subaccount invests directly in the Fund shares. The value of your interests in a Subaccount is expressed as the number of Accumulation Units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value. The value of each Accumulation Unit in a Subaccount is called the Accumulation Unit Value (“AUV”). The AUV varies daily in relation to the underlying Fund’s investment performance. The AUV also reflects deductions for Fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, if any, and advisory fees, if any. The deduction of any advisory fees can result in cancellation of units. We discuss these deductions in more detail in “Fee Table” and “CHARGES AND Fees.”

Valuation. We determine the AUV every normal business day that the NYSE is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the Net Investment Factor of the Subaccount. The Net Investment Factor measures the investment performance of the Subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The Net Investment Factor for a Subaccount between two consecutive valuations equals the sum of 1.0000 plus the Net Investment Rate.

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Net Investment Rate. The Net Investment Rate is computed according to a formula that is equivalent to the following:

•	The net assets of the Fund held by the Subaccount as of the current valuation; minus
•	The net assets of the Fund held by the Subaccount at the preceding valuation; plus or minus
•	Taxes or provisions for taxes, if any, due to Subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
•	The total value of the Subaccount’s units at the preceding valuation; and minus
•	A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted daily from investments in the Separate Account. See “CHARGES AND Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration

As a hypothetical illustration, assume that your initial Purchase Payment to a Contract was $5,000 and you directed us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we received the Purchase Payment the applicable AUVs after the next close of business of the NYSE were $10 for Subaccount A and $25 for Subaccount B. Your account was credited with 300 Accumulation Units of Subaccount A and 100 Accumulation Units of Subaccount B.

Step 1: You made an initial Purchase Payment of $5,000.

Step 2:

•	You directed us to invest $3,000 in Fund A. The Purchase Payment purchased 300 Accumulation Units of Subaccount A ($3,000 divided by the current $10 AUV); and
•	You directed us to invest $2,000 in Fund B. The Purchase Payment purchased 80 Accumulation Units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 3: The Separate Account then purchased shares of the applicable Funds at the then current market value (Net Asset Value or NAV).

Each Fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the Subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account

If all or a portion of initial Purchase Payments were directed to the Subaccounts, they purchased Subaccount Accumulation Units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “CONTRACT PURCHASE AND PARTICIPATION.” Subsequent Purchase Payments or transfers directed to the Subaccounts that we receive in Good Order by the close of business of the NYSE will purchase Subaccount Accumulation Units at the AUV computed as of the close of the NYSE on that day. The value of Subaccounts may vary day to day. Subsequent Purchase Payments and transfers received in Good Order after the close of the NYSE will purchase Accumulation Units at the AUV computed as of the close of the NYSE on the next business day.

Contract Provisions and Limitations

Involuntary Terminations

1992 and 1994 Contracts. Following the completion of two Contract Years in which no Purchase Payments have been made, the Company reserves the right to pay the Contract’s current Account Value to you if that value is less than $1,500, provided the Company gives you 90 days written notice. Such value paid may not utilize the reinvestment privilege. The full value payable to you will not be reduced by any early withdrawal charge, and amounts withdrawn from the Guaranteed Interest Account, if applicable, will not receive a reduced rate of interest. Amounts withdrawn from the Guaranteed Interest Account will receive a guaranteed effective annual yield to the date of Contract termination as if the amounts had remained in the Guaranteed Interest Account until the end of a Guaranteed Term, see Appendix C. This provision does not apply if you have initiated Income Phase payments.

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2004 Contracts. Subject to state regulatory approval, following the completion of three Contract Years in which no Purchase Payments have been made, the Company reserves the right to pay the Contract’s current Account Value to you if that value is less than $2,000, provided the Company gives you 90 days written notice. Such value paid may not utilize the reinvestment privilege. The full value payable to you will not be reduced by any early withdrawal charge. Amounts withdrawn from the Guaranteed Accumulation Account will receive the greater of: (a) the aggregate Market Value Adjustment (“MVA”) amount from all Guaranteed Terms prior to the end of those terms; or (b) the applicable portion of your Account Value in the Guaranteed Accumulation Account. See APPENDIX B. This provision does not apply if you have initiated Income phase payments.

Allocation of Purchase Payments

All Purchase Payments are allocated to your Account Value on the Valuation Date of their receipt. We will allocate your Purchase Payments among the investment options you select. Allocations must be in whole percentages, and there are currently no limitations on the number of investment options you may select. If the most recent allocation instructions we have on file include a Subaccount that corresponds to an underlying Fund that is closed to new investment or is otherwise unavailable, additional Purchase Payments received that would have been allocated to the Subaccount corresponding to the closed or otherwise unavailable Fund may be automatically allocated among the other available Subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available Subaccounts, we must receive alternative allocation instructions or the Purchase Payment will be returned. Alternative allocation instructions can be given by contacting Customer Service. See “THE INVESTMENT OPTIONS.”

Transfers Among Investment Options

During the Accumulation Phase you may transfer amounts among the investment options. Transfers from Fixed Interest Options are restricted as outlined in APPENDIX B, APPENDIX C and APPENDIX D. Transfers must be made in accordance with the terms of the Contract. You may not make transfers once you ender the Income Phase. See “INCOME PHASE.” Transfers may be requested in writing, by telephone, electronically at www.voyaretirementplans.com or through such other means as may be available under our administrative procedures in effect from time to time.

Value of Transferred Dollars. The value of amounts transferred in or out of Subaccounts will be based on the Subaccount AUV next determined after Customer Service receives your request in Good Order or if you are participating in the asset rebalancing program, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Asset Rebalancing Program

Our asset rebalancing program is available in connection with the 2004 Contracts. Asset rebalancing allows you to reallocate your Account Value in the investments and percentages you identify. Account Values invested in certain investment options may not be available for rebalancing under this program. We automatically reallocate your Account Value annually (or more frequently as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available for your Contract, you may elect the asset rebalancing program by contacting Customer Service at 1-800-584-6001, electronically at www.voyaretirementplans.com or through such other means as may be available under our administrative procedures in effect from time to time. The Company may change or discontinue the asset rebalancing program at any time.

Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

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The General Account

All guarantees and benefits provided under the Contracts that are not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account.

The following obligations under the Contract are funded by the General Account which supports our insurance and annuity obligations:

•	Amounts allocated to the Fixed Account;
•	Amounts funding fixed Income Phase Payments;
•	Death benefit payments held in an interest bearing retained asset account; and
•	Where the amount of the death benefit exceeds the Account Value.

Contract Modification

We may modify the Contract when we deem an amendment appropriate by providing you written notice 30 days before the effective date of the change. The most likely reason for a change to the contract would be to ensure compliance with applicable law. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Limits on Frequent or Disruptive Transfers

The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a Fund and raise its expenses through:

•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the Fund’s ability to provide maximum investment return to all Contract Owners and participants.

This in turn can have an adverse effect on Fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•	We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participants in such products; and
•	Each underlying Fund may limit or restrict Fund purchases and we will implement any limitation or restriction on transfers to an underlying Fund as directed by that underlying Fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the Contract.

Excessive Trading Policy

We and the other members of the Voya family of companies that provide multi-Fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various Fund families that make their Funds available through our products to restrict excessive Fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

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We actively monitor Fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if Fund transfer and reallocation activity:

•	Meets or exceeds our current definition of Excessive Trading, as defined below; or
•	Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

•	More than one purchase and sale of the same Fund (including money market Funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same Fund is referred to as a “round-trip”). This means two or more round-trips involving the same Fund within a 60 calendar day period would meet our definition of Excessive Trading; or
•	Six round-trips involving the same Fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

•	Purchases or sales of shares related to non-Fund transfers (for example, new Purchase Payments, withdrawals and loans);
•	Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
•	Purchases and sales of Fund shares in the amount of $5,000 or less;
•	Purchases and sales of Funds that affirmatively permit short-term trading in their Fund shares, and movement between such Funds and a money market Fund; and
•	Transactions initiated by us, another member of the Voya family of companies, or a Fund.

If we determine that an individual or entity has made a purchase of a Fund within 60 days of a prior round-trip involving the same Fund, we will send them a letter warning that another sale of that same Fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate Fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same Fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same Fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the Fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all Fund transfers or reallocations, not just those that involve the Fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the Fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the Fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

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We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular Fund, at any time without prior notice, depending on, among other factors, the needs of the underlying Fund(s), the best interests of Contract Owners, participants, and Fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all Contract Owners and participants or, as applicable, to all Contract Owners and participants investing in the underlying Fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, Fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds

Each underlying Fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of Fund shares are subject to acceptance or rejection by the underlying Fund. We reserve the right, without prior notice, to implement Fund purchase restrictions and/or limitations on an individual or entity that the Fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a Subaccount if the corresponding Fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a Fund or all Funds within a Fund family) will be done in accordance with the directions we receive from the Fund.

Agreements to Share Information with Fund Companies

As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the Fund companies whose Funds are offered through the Contract. Contract Owner and participant trading information is shared under these agreements as necessary for the Fund companies to monitor Fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding Contract Owner and participant transactions, including but not limited to information regarding Fund transfers initiated by you. In addition to information about Contract Owner and participant transactions, this information may include personal Contract Owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a Fund company may direct us to restrict a Contract Owner or participant’s transactions if the Fund determines that the Contract Owner or participant has violated the Fund’s excessive/frequent trading policy. This could include the Fund directing us to reject any allocations of Purchase Payments or Account Value to the Fund or all Funds within the Fund family.

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THE INCOME PHASE

During the Income Phase, you receive payments from your accumulated Account Value.

Initiating Income Phase Payments

At least 30 days prior to the date you want to start receiving Income Phase payments, the Contract Holder or you, if permitted by the plan, must notify us in writing of the following:

•	Start date;
•	Income Phase payment option (see the “Income Phase Payment Options” table in this section);
•	Income Phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);
•	Choice of fixed or variable payments or a combination of both fixed and variable payments; and
•	Selection of Subaccounts and an assumed net investment rate (only if variable payments are elected).

Your account will continue in the Accumulation Phase until you properly initiate Income Phase payments. Generally, the first Income Phase payment must be made by April 1 of the calendar year following the calendar year in which the Contract Holder attains age 73 (or such other age and time as prescribed by the IRC section 401(a)(9)). See “FEDERAL TAX CONSIDERATIONS – Taxation of Qualified Contracts – Lifetime Required Minimum Distributions (IRAs).”

Once an Income Phase payment option is selected, it may not be changed. See “Income Phase Payment Options.”

Calculation of Income Phase Payments

Some of the factors that may affect Income Phase payments include: your age, your Account Value, the Income Phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments, if any, selected and whether you select variable or fixed payments. As a general rule, more frequent Income Phase payments will result in smaller individual Income Phase payments. Likewise, Income Phase payments that are anticipated over a longer period of time will also result in smaller individual Income Phase payments.

Fixed Payments. Amounts funding fixed Income Phase payments will be held in the Company’s General Account. Fixed payments will remain the same over time.

Variable Payments. Amounts funding your variable Income Phase payments will be held in the Subaccount(s) you select, based on the Subaccounts available during the Income Phase at the time you make your selection. The Subaccounts available for investment during the Income Phase may be different than those available for investment during the Accumulation Phase. For information about the Subaccounts available during the Income Phase, please contact Customer Service.

We allow 12 free transfers per calendar year. We reserve the right to allow additional transfers in excess of 12 per calendar year. For variable payments, an assumed net investment rate must be selected.

Assumed Net Investment Rate. If you select variable Income Phase payments, you must also select an assumed net investment rate of either 5% or 3.5%. If you select a 5% rate, your first Income Phase payment will be higher, but subsequent Income Phase payments will increase only if the investment performance of the Subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first Income Phase payment will be lower and subsequent Income Phase payments will increase more rapidly or decline more slowly depending upon the investment performance of the Subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling Customer Service.

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Restrictions on Start Dates and the Duration of Payments. When Income Phase payments start, the age of the Annuitant plus the number of years for which Income Phase payments are guaranteed must not exceed 95. Certain tax rules may also limit the length of Income Phase payments. For Roth IRAs those minimum distribution rules do not apply. See “FEDERAL Tax Considerations.”

Regardless of your Income Phase payment start date, your Income Phase payments will not begin until you have selected an Income Phase payment option. Failure to select an Income Phase payment option may have adverse tax consequences. You should consult with a tax and/or legal adviser if you are considering this course of action.

Charges Deducted

When you select an Income Phase payment option (one of the options listed in the table below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the Subaccounts. This charge compensates us for mortality and expense risks we assume under variable Income Phase payment options and is applicable to all variable Income Phase payment options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge from amounts held in the Subaccounts.

Required Minimum Payment Amounts

Minimum Payment Amounts for 2004 Contracts (subject to regulatory approval)

The Income Phase payment option you select must result in one of the following:

•	A first Income Phase payment of at least $100; or
•	Total yearly Income Phase payments of at least $500.

If your Account Value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

In New York, the Income Phase payment option you select must result in one of the following:

•	A first Income Phase payment of at least $20; or
•	Total yearly Income Phase payments of at least $100.

If your Account Value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Minimum Payment Amounts for 1994 Contracts

The Income Phase payment option you select must result in one of the following:

•	A first Income Phase payment of at least $50; or
•	Total yearly Income Phase payments of at least $250.

If your Account Value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Minimum Payment Amounts for 1992 Contracts

The Income Phase payment option you select must result in one of the following:

•	A first Income Phase payment of at least $20; or
•	Total yearly Income Phase payments of at least $100.

If your Account Value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

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Death Benefit During the Income Phase

The death benefits that may be available to a Beneficiary are outlined in the following “Income Phase Payment Options” table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order. If the death benefit is not taken in a lump sum, your Beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for deaths occurring after January 1, 2020. Failure to meet these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS – Taxation of Qualified Contracts – Required Distributions Upon Death” for the distribution rules imposed by the Tax Code.

Beneficiary Rights. A beneficiary’s right to elect an Income Phase payment option or receive a lump-sum payment may be restricted by the Contract Holder. If so, such rights or options will not be available to the Beneficiary.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account”) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any Beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an Income Phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “FEDERAL Tax Considerations.”

Income Phase Payment Options

The following table lists the Income Phase payment options and accompanying death benefits that may be available under the Contracts. The Tax Code and/or some Contracts may restrict the options and the terms available to you and/or your Beneficiary. See “FEDERAL Tax Considerations.” We may offer additional Income Phase payment options under the Contract from time to time.

Terms used in the table:

•	Annuitant: The person(s) on whose life expectancy the Income Phase payments are calculated; and
•	Beneficiary: The person designated to receive the death benefit payable under the Contract.

Lifetime Income Phase Payment Options
Life Income	Length of Payments: For as long as the Annuitant lives. It is possible that only one payment will be made should the Annuitant die prior to the second payment’s due date. Death Benefit-None: All payments end upon the Annuitant’s death.
Life Income ‒ Guaranteed Payments*

Length of Payments: For as long as the Annuitant lives, with payments guaranteed for your choice of five, ten 15 or 20 years, or as otherwise specified in the Contract.

Death Benefit-Payment to the Beneficiary: If the Annuitant dies before we have made all the guaranteed payments, we will continue to pay the Beneficiary the remaining payments, unless the Beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.
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Lifetime Income Phase Payment Options (continued)
Life Income ‒ Two Lives

Length of Payments: For as long as either Annuitant lives. It is possible that only one payment will be made should both Annuitants die before the second payment’s due date.

Continuing Payments: When you select this option, you choose for either:

•   100%, 66⅔% or 50% of the payment to continue to the surviving Annuitant after the first death; or

•   100% of the payment to continue to the Annuitant on the second Annuitant’s death and 50% of the payment to continue to the second Annuitant on the Annuitant’s death.

Death Benefit-None: All payments end after the death of both Annuitants.

Life Income ‒ Two Lives ‒ Guaranteed Payments*

Length of Payments: For as long as either Annuitant lives, with payments guaranteed for ten or more years, or as otherwise specified in the Contract.

Continuing Payments: 100% of the payment to continue to the surviving Annuitant after the first death.

Death Benefit ‒ Payment to the Beneficiary: If both Annuitants die before the guaranteed payments have all been paid, we will continue to pay the Beneficiary the remaining payments, unless the Beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Nonlifetime Income Phase Payment Options
Nonlifetime - Guaranteed Payments*

Length of Payments: You may select payments for three through 30 years under 1992 Contracts or five through 30 years under 2004 and 1994 Contracts. In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit ‒ Payment to the Beneficiary: If the Annuitant dies before we make all the guaranteed payments, we will continue to pay the Beneficiary the remaining payments, unless the Beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment

If the Nonlifetime – Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years (for 2004 and 1994 Contracts) or three years (for 1992 Contracts) of payments have been completed will be treated as a withdrawal during the Accumulation Phase and if the election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. See “Fees – Early Withdrawal Charge.” Lump-sum payments will be paid within seven calendar days after Customer Service receives the request for payment in Good Order.

Calculation of Lump-Sum Payments

If a lump-sum payment is available to a Beneficiary or to you under the Income Phase payment options listed in the table above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the Income Phase payments (i.e., the actual fixed rate used for the fixed payments or the 3.5% or 5% assumed net investment rate for variable payments).

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.
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BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit	Pays a death benefit equal to the Account Value.	Standard	No additional fee for this death benefit.

For amounts held in the Guaranteed Accumulation Account, if a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any advisory fee deducted reduces Account Value and this reduces the amount of this death benefit

Guaranteed Death Benefit

Death benefit is the greater of:

•   Your Account Value plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or

•   The sum of payments (minus any applicable premium tax) made to your account, adjusted for withdrawals.

		Optional	No additional fee for this benefit.

Available on 2004 Contracts only.

If the Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option, the amount of the death benefit is the Account Value. (See “Account Value Death Benefit”).

This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Asset Rebalancing Program	Allows you to reallocate your Account Value in the investments and percentages you identify.	Optional	No additional fee for this benefit.

Available on 2004 Contracts only.

Account Values invested in certain investment options may not be available for rebalancing under this program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as Fund mergers, substitutions or closures may also affect the program. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Optional	No additional fee for this benefit.	If allowed by applicable law, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

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DEATH BENEFIT

The Contract provides a death benefit in the event of your death, which is payable to the Beneficiary named under the Contract. If you die and no Beneficiary exists, the death benefit will be paid in a lump sum to your estate. You may change your Beneficiary by contacting Customer Service.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Beneficiary must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until a death benefit request is in Good Order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code and not otherwise restricted by the Contract Holder:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	If the Beneficiary is your spouse, payment in accordance with any of the available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The following options are also available under some Contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

•	Leaving the Account Value invested in the Contract; or
•	Under some Contracts, leaving your Account Value on deposit in the Company’s General Account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The balance on deposit can be withdrawn at any time or paid in accordance with any of the available Income Phase payment options. See “Income Phase – Income Phase Payment Options.”

Unless otherwise restricted by the Contract Holder, the Beneficiary may choose to apply any portion of the death benefit to an Income Phase (i.e., annuity) payment option or to receive a lump-sum payment.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

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The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

Death Benefit Amount

Account Value Death Benefit. For most Contracts, the amount of the death benefit is equal to your Account Value. For amounts held in the Guaranteed Interest Account, the full annual guaranteed interest rate will be credited. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in APPENDIX B and in the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which Customer Service receives proof of death and a payment request in Good Order. In addition to this amount, some states require we pay interest on amounts invested in Fixed Interest Options, calculated from date of death at a rate specified by state law.

Any advisory fee deducted reduces Account Value on a dollar-for-dollar basis, and thus reduces the amount of this death benefit.

Guaranteed Death Benefit (2004 Contracts Only). Subject to state regulatory approval, the 2004 Contracts provide a guaranteed death benefit if the Beneficiary elects a lump-sum distribution or an Income Phase payment option. For those Contracts, the guaranteed death benefit is the greater of:

•	Your Account Value (which includes the full annual guaranteed interest credited to amounts held in the Guaranteed Interest Account) on the date Customer Service receives proof of death and a payment request in Good Order, plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or
•	The sum of Purchase payments (minus any applicable premium tax) made to your account, adjusted for withdrawals made from your account, as of the date Customer Service receives proof of death and a payment request in Good Order. The adjustment for withdrawals will be proportionate, reducing the sum of all Purchase Payments made in the same proportion that the Account Value was reduced by the withdrawal.

For example, if (a) the Account Value were $100,000 and (b) the sum of Purchase Payments were $120,000 and (c) there had been no withdrawals and (d) no premium tax, then the death benefit amount would equal $120,000.

In the event that the Contract Beneficiary does not request payment of the death benefit as a lump sum or as an Income Phase payment option within six months of your death, the amount of the death benefit is the Account Value as of the next valuation following Customer Service’s receipt of acceptable proof of death and a payment request in Good Order. See “Account Value Death Benefit” above.

There is no additional fee associated with the Guaranteed Death Benefit option.

We describe the market value adjustment in APPENDIX B and in the Guaranteed Accumulation account prospectus.

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Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase

The Contract described in this prospectus are intended to qualify under the Tax Code as one of the following:

•	A traditional Individual Retirement Annuity (“IRA”) under Tax Code Section 408(b); or
•	A Roth IRA under Tax Code Section 408A.

The traditional IRA may be used as a funding option for a Simplified Employee Pension (“SEP”) plan under Tax Code Section 408(k). The Contract was not available as a “Simple IRA” as defined in Tax Code Section 408(p).

Eligibility. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA depends upon your adjusted gross income.

Purchasing the Contract

To purchase the Contract:

•	The Contract Holder submitted the required forms and application to the Company; and
•	We approved the forms and issued a Contract to the Contract Holder.

Methods of Purchase Payment

The following Purchase Payment methods are allowed:

•	Annual Contributions. The initial Purchase Payment must have been at least $5,000 and subsequent payments may be added as long as they meet our minimum requirements in place at that time. Installment Purchase Payments are allowed, provided that each installment Purchase Payment must be at least $85 (or $1,000 annually). Monthly installments must be made via automatic bank check plan (“Pre-authorized Payment Plan Agreement”). The first payment must have been received with the application. We reserve the right to waive or modify these requirements on a nondiscriminatory basis.
•	Rollovers or transfers from one or more of the following sources:
•	A traditional IRA under Tax Code Section 408(b);
•	A Roth IRA under Tax Code Section 408A;
•	An individual retirement account under Tax Code Section 408(a) or 403(a);
•	A tax-deferred annuity or custodial account under Tax Code Section 403(b);
•	A qualified pension or profit sharing plan under Tax Code Section 401(a) or 401(k); or
•	A governmental plan that qualifies under Tax Code Section 457(b).

Rollovers or transfers must have met current minimum underwriting requirements and subsequent rollovers or payments may be added as long as they meet our minimum requirements at time of deposit.

Rollovers and direct transfers were permitted from a 401, 403(a), 403(b) or governmental 457(b) arrangement to a traditional IRA, and beginning in 2008, to a Roth IRA, subject to payment of ordinary income tax.

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Allocation of Purchase Payments

We will allocate your Purchase Payments among the investment options you select. Allocations must be in whole percentages and there are currently no limits on the number of investment options you may select. When selecting investment options, you may find it helpful to review the “THE Investment Options” section.

Tax Code Restrictions

The Tax Code places some limitations on contributions to your account. See “FEDERAL Tax Considerations.”

Participation in the Contract

You should pay attention to the following issues, among others:

•	Long-Term Investment – This Contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time Funds are left in the Contract. You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;
•	Investment Risk – The value of investment options available under this Contract may fluctuate with the markets and interest rates. You should not participate in this Contract in order to invest in these options if you cannot risk getting back less money than you put in; and
•	Features and Fees – The fees for this Contract reflect costs associated with the features and benefits it provides. You should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

Other Products

We and our affiliates offer various other products with different features and terms than the Contracts described in this prospectus, which may offer some or all of the same Funds. These products have different benefits, fees and charges and may offer different share classes of the Funds offered in this Contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative.

WITHDRAWALS

Making a Withdrawal

You may withdraw all or a portion of your Account Value at any time during the Accumulation Phase.

Steps for Making a Withdrawal

You must:

•	Select the Withdrawal Amount:
•	Full Withdrawal: You will receive, reduced by any required tax, your Account Value allocated to the Subaccounts, the Guaranteed Interest Account (with reduced interest yield), the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, annual maintenance fee and redemption fees; or
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•	Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, redemption fees, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account or a reduced interest yield from the Guaranteed Interest Account.
•	Select Investment Options. If you do not specify, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an Account Value; and
•	Properly complete a disbursement form and submit it to Customer Service.

For amounts you withdraw from Account Value allocated to the Subaccounts, we will redeem the number of Accumulation Units needed to fund the withdrawal and reduce your Account Value accordingly. For amounts you withdraw from a Fixed Interest Option, we will reduce the value of the Fixed Interest Option by the dollar amount of that portion of the withdrawal (and with respect to the Guaranteed Accumulation Account, will reflect any positive or negative market value adjustment) and will reduce your Account Value accordingly. A reduction to your Account Value due to a withdrawal results in a lesser amount available to be annuitized and a lesser death benefit (if your death benefit amount is based on your Account Value). For a description of limitations on withdrawals from the Fixed Account, please see APPENDIX D.

Calculation of Your Withdrawal

We determine your Account Value every normal business day after the close of the NYSE. We pay withdrawal amounts based on your Account Value either:

•	As of the next valuation after Customer Service receives a request for withdrawal in Good Order; or
•	On such later date as specified on the disbursement form.

Delivery of Payment

Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in Good Order.

Reinvestment Privilege

Within 30 days after a full withdrawal, if allowed by law, you may elect to reinvest all or a portion of your withdrawal. We must receive any reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinvested based on the Subaccount values next computed following Customer Service’s receipt of your request in Good Order and the amount to be reinvested. We will credit the amount reinvested proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any annual maintenance fee that fell due after the withdrawal and before the reinvestment. Provided all options are available, we will reinvest in the same investment options and proportions in place at the time of withdrawal. If an investment option is closed or otherwise no longer available, you must designate a replacement option or amounts that would have been reinvested in the investment option that is closed or unavailable may be automatically allocated among the other available investment options according to your most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available investment options, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Investment Account and the Guaranteed Accumulation Account. See APPENDIX B and APPENDIX C. Talk to a tax adviser regarding the tax consequences associated with reinstatement.

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SYSTEMATIC DISTRIBUTION OPTIONS

A systematic distribution option allows you to receive regular payments from your account without moving into the Income Phase. By remaining in the Accumulation Phase, you retain certain rights and investment flexibility not available during the Income Phase. Because the account remains in the Accumulation Phase, all Accumulation Phase charges continue to apply.

Systematic Distribution Options Currently Available

These options may be exercised at any time during the Accumulation Phase of the Contract. To exercise one of these options, the Account Value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, please write or call Customer Service at 1-800-584-6001.

Systematic distribution options currently available under the Contract include the following:

•	Systematic Withdrawal Option (“SWO”) – SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like periodic income while remaining investment flexibility for amounts accumulated in the account. We will not deduct an early withdrawal charge from amounts paid under SWO; however, a market value adjustment may apply to amounts paid from the Guaranteed Accumulation Account. See APPENDIX B and the Guaranteed Accumulation Account prospectus for more information about the market value adjustment; and
•	Estate Conservation Option (“ECO”)/Recurring RMD Payment (“RRP”) – This option offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under this option, the Company calculates the minimum distribution amount required by law (generally at age 73 (or such other age and time as prescribed by the IRC section 401(a)(9)) and pays you that amount once a year. This amount is not available under Roth IRA Contracts. We will not deduct an early withdrawal charge or apply a market value adjustment to any part of your Account Value paid under an ECO/RRP.

Other Systematic Distribution Options

We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by contacting Customer Service.

Availability of Systematic Distribution Options

If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time, and/or change the terms of future elections.

Terminating a Systematic Distribution Option

You may revoke a systematic distribution option at any time by submitting a written request to Customer Service. Once revoked, ECO/RRP may not be elected again unless allowed under the Tax Code.

Tax Consequences

Withdrawals received through a systematic distribution option may have tax consequences. If you are concerned about tax consequences, consult a tax and/or legal adviser before electing an option. See “FEDERAL TAX CONSIDERATIONS.”

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FEDERAL TAX CONSIDERATIONS

Introduction

The Contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the Contract. The U.S. federal income tax treatment of the Contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•	Your tax position (or the tax position of the Beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the Contract;
•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the Contract described in this prospectus;
•	This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;
•	We do not make any guarantee about the tax treatment of the Contract or transactions involving the Contract; and
•	No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the Contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the Contract or any transactions involving the Contract.

Qualified Contracts

The Contract described in this prospectus may be purchased on a tax-qualified basis (“Qualified Contracts”). Qualified Contracts are designed for use by individuals and/or employers whose Purchase Payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 408 or 408A of the Tax Code. Employers or individuals intending to use the Contract with such plans should seek legal and tax advice.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The Contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•	Individual Retirement Annuities (“IRA”) and Roth IRA. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Certain employers may establish Simplified Employee Pension (“SEP”) or Savings Incentive Match Plan for Employees (“SIMPLE”) plans to provide IRA contributions on behalf of their employees. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. Sales of the contract for use with IRAs or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with the IRA qualification requirements.

The Company may offer or have offered the Contract for use with certain other types of qualified plans. Please see your Contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

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Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. You may roll over a distribution from an IRA to an IRA only once in any 12 month period. You will not be able to roll over any portion of an IRA distribution if you rolled over any other IRA distribution the preceding one-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Early distributions from SIMPLE IRAs made within two years of beginning participation in the SIMPLE IRA are subject to a 25% early distribution tax.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute. Roth IRA contributions are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA, IRA, or eligible plan. Individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. A conversion of a traditional IRA to a Roth IRA, and a rollover from any other eligible retirement plan to a Roth IRA, made after December 31, 2017, cannot be recharacterized as having been made to a traditional IRA.

You will not be able to roll over any portion of a Roth IRA distribution if you rolled over any other IRA distribution during the preceding one-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between Roth IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

A 10% penalty tax may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Taxation

The tax rules applicable to Qualified Contracts vary according to the type of Qualified Contract, the specific terms and conditions of the Qualified Contract, and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a Qualified Contract, or on Income Phase (i.e., annuity) payments from a Qualified Contract, depends on the type of Qualified Contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•	Contributions in excess of specified limits;
•	Distributions before age 59½ (subject to certain exceptions);
•	Distributions that do not conform to specified commencement and minimum distribution rules; and
•	Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the Contracts described in this prospectus. No attempt is made to provide more than general information about the use of the Contract with qualified plans and programs. Contract Owners, sponsoring employers, participants, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the Contract, unless we consent in writing.

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Contract Owners, sponsoring employers, participants, Annuitants and Beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime Income Phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a Qualified Contract.

Repeal of Maximum Age for Contributions to a Traditional IRA. The SECURE Act eliminated the maximum age after which contributions to a traditional IRA were not allowed. Consequently, individuals who have attained age 70½ will no longer be prohibited from making non-rollover contributions to traditional IRAs.

Traditional and Roth IRAs. You are eligible to contribute to a traditional IRA if you have compensation includible in income for the taxable year. For 2023, the contribution to your traditional IRA cannot exceed the lesser of $6,600 or your taxable compensation. If you are age 50 or older, you can make an additional catch-up contribution of $1,000. Contributions to a traditional IRA may be deductible depending on your modified adjusted gross income (“MAGI”), tax filing status, and whether you or your spouse are an active participant in a retirement plan.

You may be eligible to contribute to a Roth IRA if you have compensation includible in income for the year. For 2023, the contribution to a Roth IRA cannot exceed the lesser of $6,600 or your taxable compensation. If you are age 50 or older, you can make an additional catch up contribution of $1,000. The amount you can contribute to a Roth IRA is reduced by the amount of any contributions you make to an individual retirement plan for your benefit (not including SEPs or SIMPLE IRAs). Your ability to contribute to a Roth IRA may be further limited by your MAGI and tax filing status. Contributions to a Roth IRA are not deductible.

Distributions – General

Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a contract including withdrawals, Income Phase (i.e., annuity) payments, and death benefit proceeds. If a portion of a distribution is taxable, the distribution will be reported to the IRS.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:

•	The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
•	You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with an IRA. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a traditional or Roth IRA.

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Exceptions to the 10% additional tax may apply if:

•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your Beneficiary;
•	The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	The distribution is paid directly to the government in accordance with an IRS levy;
•	The distribution is a qualified reservist distribution as defined under the Tax Code;
•	The distribution is a qualified birth or adoption distribution;
•	The distribution is eligible for penalty relief extended to victims of certain natural disasters;
•	You have unreimbursed medical expenses that are deductible (without regard to whether you itemized deductions);
•	The distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;
•	The distributions are not more than the cost of your medical insurance due to a period of unemployment (subject to certain conditions);
•	The distributions are not more than your qualified higher education expenses; or
•	You use the distribution to buy, build or rebuild a first home.

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions – Roth IRA. A partial or full distribution of Purchase Payments to a Roth IRA account and earnings credited on those Purchase Payments will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth IRA account is defined as a distribution that meets the following two requirements:

•	The distribution occurs after the five-year taxable period measured from the earlier of:
•	The first taxable year you, as applicable, made a contribution to a Roth IRA or a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;
•	If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account;
•	The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND
•	The distribution occurs after you attain age 59½, die with payment being made to your Beneficiary or estate, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the Contract (basis) and earnings on the Contract.

Lifetime Required Minimum Distributions (IRAs)

To avoid certain tax penalties, you and any designated Beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•	The start date for distributions;
•	The time period in which all amounts in your Contract(s) must be distributed; and
•	Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 73 (or such other age as described by Tax Code section 402(a)(9)).

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Time Period. You must receive distributions from the Contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated Beneficiary; or
•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated Beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before Income Phase payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer, and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If Income Phase payments have begun under an Income Phase option that satisfies the Tax Code Section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

25% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 25 excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Roth IRAs. Required minimum distributions are not applicable to Roth IRAs during your lifetime.

Further information regarding required minimum distributions may be found in your Contract or certificate.

Required Distributions Upon Death (IRAs and Roth IRAs)

Upon your death, any remaining interest in an IRA or Roth IRA must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Tax Code. The death benefit provisions of your Contract will be interpreted to comply with those requirements. The Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) amended the post-death distribution requirements that are generally applicable with respect to deaths occurring after 2019. The post-death distribution requirements under prior law continue to apply in certain circumstances.

Prior Law. Under prior law, if an employee under an employer sponsored retirement plan dies prior to the required beginning date, the remaining interest must be distributed (1) within five years after the death (the “five-year rule”), or (2) over the life of the designated Beneficiary, or over a period not extending beyond the life expectancy of the designated Beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

The New Law. Under the new law, if you die after 2019, and you have a designated Beneficiary, any remaining interest must be distributed within ten years after your death, unless the designated Beneficiary is an eligible designated Beneficiary (“EDB”) or some other exception applies. A designated Beneficiary is any individual designated as a Beneficiary by the employee. An EDB is any designated Beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than ten years younger than you. An individual’s status as an EDB is determined on the date of your death. This ten-year post-death distribution period applies regardless of whether you die before your required beginning date or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the Beneficiary is an EDB and the EDB dies before the entire interest is distributed under this ten-year rule, the remaining interest must be distributed within ten years after the EDB’s death (i.e., a new ten-year distribution period begins).

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Instead of taking distributions under the new ten-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within ten years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within ten years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years).

If your Beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the five-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your Beneficiary is a trust and all the Beneficiaries of the trust are individuals, the new law may apply pursuant to special rules that treat the Beneficiaries of the trust as designated Beneficiaries, including special rules allowing a Beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You should consult a professional tax adviser about the federal income tax consequences of your Beneficiary designations, particularly if a trust is involved.

More generally, the new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a governmental 457(b) plan, the new law applies to your interest in that plan if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies to your interest in that plan if you die after 2021 (unless the collective bargaining agreements terminate earlier).

In addition, the new post-death distribution requirements generally do not apply if the employee died prior to January 1, 2020. However, if the designated Beneficiary of the deceased employee dies after January 1, 2020, any remaining interest must be distributed within ten years of the designated Beneficiary’s death. Hence, this ten-year rule generally will apply to a Contract issued prior to 2020 which continues to be held by a designated Beneficiary of an employee who died prior to 2020.

It is important to note that under prior law, Income Phase payments that commenced under a method that satisfied the distribution requirements while the employee was alive could continue to be made under that method after the death of the employee. Under the new law, however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than ten years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by us) in order to comply with the new post-death distribution requirements.

Certain transition rules may apply. Please consult your tax adviser.

Start Dates for Spousal Beneficiaries. Under the new law, as under prior law, if your Beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. The Internal Revenue Service and U.S. Department of the Treasury have issued very little guidance on the new law. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

Withholding

Taxable distributions under the Contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

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IRAs and Roth IRAs. Generally, you or, if applicable, a designated Beneficiary may elect not to have tax withheld from distributions. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect, or if the payment is made outside of the U.S. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Non-Resident Aliens. If you or your designated Beneficiary is a non-resident alien, any withholding will generally be 30% based on the individual’s citizenship, the country of domicile and tax treaty status.

Assignment and Other Transfers

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these Contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the Contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the Contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the Separate Account to increase reserves under the Contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the Separate Account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the Separate Account. In this case we may impose a charge against a separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the Separate Account, including from your Contract value invested in the Subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including Separate Account assets, which are treated as Company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits to the holders of the Separate Account because (1) the Contract Owners are not the owners of the assets generating these benefits under applicable income tax law; and (2) we do not currently include Company income taxes in the tax charges you pay under the Contract. We reserve the right to change these tax practices.

OTHER TOPICS

Contract Distribution

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the Contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

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We sold the Contract through licensed insurance agents who are/were registered representatives of broker-dealers that entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker-dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicited sales of the Contract typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by Contract Holders or the Separate Account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the Contract.

Compensation Arrangements. Registered representatives who offered and sold the Contract may be paid a commission. The commissions paid range up to 7.0% of all amounts contributed to a Contract. The Company may also pay asset-based service fees ranging up to 0.50%.

Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7.0% of total Purchase Payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate sales of the Contract or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with Purchase Payments received for a limited time period, within the maximum commission rate noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when Funds advised by the Company or its affiliates (“affiliated funds”) are selected by a Contract Holder than when unaffiliated Funds are selected. Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in Funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the Contract and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of Purchase Payments received under the Contract.

In addition to direct cash compensation for sales of the Contract described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling the Contract to you and other customers. These amounts may include:

•	Marketing/distribution allowances that may be based on the percentages of Purchase Payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
•	Loans or advances of commissions in anticipation of future receipt of Purchase Payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
•	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
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•	Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of the Contract; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contracts.

The following is a list of the top 25 distributors that, during 2022, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received: .

1.	Lincoln Investment Planning, Inc.;	14.	Cetera Advisors LLC;
2.	Regulus Advisors, LLC;	15.	CapFinancial Securities, LLC;
3.	LPL Financial LLC;	16.	MMA Securities LLC;
4.	Cetera Advisor Networks LLC;	17.	Morgan Stanley Smith Barney LLC;
5.	Royal Alliance Associates, Inc.;	18.	GWN Securities Inc.;
6.	Securities America, Inc.;	19.	Northwestern Mutual Investment Services, Inc.;
7.	American Portfolios Financial Services, Inc.;	20.	Kestra Investment Services, LLC;
8.	Harbour Investments, Inc.;	21.	Cadaret, Grant & Co., Inc.;
9.	Pensionmark Securities, LLC;	22.	Cetera Investment Services LLC;
10.	Woodbury Financial Services, Inc.;	23.	SagePoint Financial, Inc.;
11.	Sigma Financial Corporation;	24.	M Holdings Securities, Inc; and
12.	Lincoln Financial Advisors Corporation;	25.	Lockton Investment Securities, LLC
13.	PlanMember Securities Corporation;

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the Fund when the order was executed and the price of the Fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

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Under our anti-money laundering program, we may require customers, and/or Beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, for example) or restrict the amount of certain forms of payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contract Owners, insureds, Beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract Owners are urged to keep their own, as well as their Beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from "cyber-attacks", "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future.

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Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•	On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;
•	When an emergency exists as determined by the SEC so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the Subaccount’s assets; and
•	During any other periods the SEC may by order permit for the protection of Investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Intent to Confirm Quarterly

Under certain Contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the Contract, Voya Financial Partners, LLC’s ability to distribute the Contract or upon the Separate Account.

•	Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.
•	Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

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Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information. To request a free Statement of Additional Information, please contact Customer Service at 1-800-584-6001.

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APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=92912K299. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	AB VPS Growth and Income Portfolio (Class (A)** Investment Adviser: AllianceBernstein, L.P.	0.59%	-4.19%	8.09%	11.37%
Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced Portfolio (Class I) Investment Adviser: Calvert Research and Management	0.64%	-15.41%	6.32%	7.57%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	On May 1, 2023, this fund will change its name to AB VPS Relative Value Portfolio.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.51%	-4.96%	8.16%	10.19%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.61%	-4.95%	8.85%	11.58%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.77%	-24.48%	2.61%	5.74%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund[9] (Class 2) Investment Adviser: Franklin Mutual Advisers, LLC	0.87%	10.06%	5.48%	9.09%
A non-diversified Fund that seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.86%	-31.11%	7.66%	11.64%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I) Investment Adviser: Invesco Advisers, Inc.	0.80%	-20.55%	6.19%	8.30%
Seeks total return.	Invesco V.I. Main Street Small Cap Fund® (Series I) Investment Adviser: Invesco Advisers, Inc.	0.93%	-15.83%	7.01%	10.88%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio (Class VC) Investment Adviser: Lord, Abbett & Co. LLC	1.16%	11.21%	4.06%	7.81%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	0.67%	8.20%	2.50%	1.14%
Maximize total return through a combination of income and capital appreciation.	Pioneer High Yield VCT Portfolio (Class I) Investment Adviser: Amundi Asset Management US, Inc.	0.94%	11.20%	1.25%	3.51%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[9]	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.62%	-13.78%	1.96%	4.81%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.69%	-18.35%	-2.13%	-0.35%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio[10] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-4.90%	4.80%	N/A
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio[11] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	1.39%	1.05%	0.61%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.12%	-15.08%	9.21%	11.08%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[10]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
[11]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
PRO.75988-23	56

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide Investors with a high level of current income and total return.	Voya High Yield Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	-12.28%	1.85%	3.53%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-19.04	8.01	11.92%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.29%	5.23%	9.62%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.00%	4.43%	9.73%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-14.44%	-0.02%	1.61%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
PRO.75988-23	57

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio[12] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.72%	-8.90%	0.13%	3.14
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	-14.59%	1.37%	4.32%
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-30.50%	7.30%	11.75%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.10%	-3.74%	7.99%	9.84%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	-25.07%	7.24%	10.64%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[12]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds with Managed Volatility Strategies” for more information.
PRO.75988-23	58

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	-30.03%	11.24%	14.36%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	-20.07%	9.49%	12.53%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-23.09%	1.47%	7.74%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.11%	-23.30%	1.21%	7.47%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
PRO.75988-23	59

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio[13] (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	-17.46%	2.92%	5.63%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio[13] (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.98%	-18.62%	3.50%	6.67%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio[13] (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.00%	-19.50%	4.07%	7.41%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[13]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio[14] (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.93%	-15.01%	2.09%	3.68%
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio[14] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	-16.46%	2.10%	4.45%
Seeks to provide capital appreciation.	Voya Strategic Allocation Growth Portfolio[14] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%	-19.35%	4.05%	7.08%
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Strategic Allocation Moderate Portfolio[14] (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	-18.16%	3.31%	5.92%
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%	-5.60%	6.85%	10.79%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[14]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options – Funds of Funds” for more information.
PRO.75988-23	61

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.24%	-23.69%	10.72%	11.95%
Seeks high total return consisting of capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	0.87%	-24.95%	1.85%	3.65%
Seeks total return including capital appreciation and current income.	VY® CBRE Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	0.93%	-27.14%	4.14%	6.24%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.95%	-18.64%	8.20%	11.83%
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	0.38%	7.82%	10.84%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	-7.60%	5.60%	8.39%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.80%	-31.93%	2.80%	7.84%
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio[15] (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.10%	-8.62%	5.63%	9.88%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	-24.34%	8.55%	12.04%
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	3.41%	6.81%	9.47%
A non-diversified Fund that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	-40.66%	4.75%	11.11%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[15]	VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the Fund prior to the close of business on February 7, 2014.
PRO.75988-23	63

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Wanger Acorn** Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	-33.46%	3.06%	8.21%

*	Operating Expenses are reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective April 21, 2023, Wanger Select reorganized with and merged into Wanger Acorn.

PRO.75988-23	64

APPENDIX B: GUARANTEED ACCUMULATION ACCOUNT

For Contracts issued on or after April 1, 2004, subject to regulatory approval of the Contract.

The Guaranteed Accumulation Account is a Fixed Interest Option that may be available during the Accumulation Phase under the Contracts. Amounts allocated to the Guaranteed Accumulation Account will be deposited in a nonunitized separate account established by the Company. This appendix is only a summary of certain facts about the Guaranteed Accumulation Account and does not include elements of the Guaranteed Accumulation Account that do not apply to the Contracts offered through this prospectus. Please read the Guaranteed Accumulation Account prospectus (333-266021) before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting Customer Service at 1-800-584-6001. The Guaranteed Accumulation Account may not be available in all Contracts or states, and if permitted under the Contract we may close or restrict the Guaranteed Accumulation Account to current or future investment.

The Guaranteed Accumulation Account was not available for investment in the states of Maryland and Washington.

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

•	The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.
•	The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (“Guaranteed Term”), in order to earn the guaranteed interest rate.

Deposit Periods. A Deposit Period is the time during which we offer a specific interest rate if you deposit dollars for a certain Guaranteed Term. For a particular interest rate and Guaranteed Term to apply to your account dollars, you must invest them during the Deposit Period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the Contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to the Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Fees and Other Deductions. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

•	Market Value Adjustment (“MVA”) as described in this appendix and in the Guaranteed Accumulation Account prospectus;
•	Tax Penalties and/or Tax withholding – See “FEDERAL Tax Considerations”;
•	Early Withdrawal Charge – See “CHARGES AND Fees”; and/or
•	Maintenance Fee – See “CHARGES AND Fees.”
PRO.75988-23	65

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment. If you withdraw or transfer your Account Value from the Guaranteed Accumulation Account before the Guaranteed Term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. Generally:

•	If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account; or
•	If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

See your Guaranteed Accumulation Account prospectus for further details.

Guaranteed Terms. The Guaranteed Term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the guaranteed interest rate specified for that Guaranteed Term. We offer different Guaranteed Terms at different times. Check with your sales representative or Customer Service to learn the details about the Guaranteed Term(s) currently being offered.

In general we offer the following Guaranteed Terms:

•	Short-term – three years or less; and
•	Long-term – ten years or less, but greater than three years.

At the end of a Guaranteed Term, you may:

•	Transfer dollars to a new Guaranteed Term, if available;
•	Transfer dollars to other available investment options; or
•	Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this Appendix.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among Guaranteed Terms offered through the Guaranteed Accumulation Account and/or to other investment options offered through the Contract. However, transfers may not be made during the Deposit Period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that Deposit Period. We will apply an MVA to transfers made before the end of a Guaranteed Term.

Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the Income Phase; however, by contacting Customer Service at least 30 days in advance, you may elect to transfer your Guaranteed Accumulation Account dollars to any of the Subaccounts available during the Income Phase.

Reinvesting Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinvested in the Guaranteed Accumulation Account, we will apply the reinvested amount to the current Deposit Period. This means that the guaranteed annual interest rate and Guaranteed Terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal. Your Account Value will not be credited for any negative MVA that was deducted at the time of withdrawal and any taxes that were withheld may also not be refunded, unless required by law.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. You may get these documents for free by visiting EDGAR on the SEC website at www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting Customer Service. The number assigned to the registration statement for this offering is 333-266021.

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APPENDIX C: GUARANTEED INTEREST ACCOUNT

Offered under 1992 and 1994 contracts only, subject to regulatory approval.

The Guaranteed Interest Account is an investment option that may be available during the Accumulation Phase. The amounts allocated to the Guaranteed Interest Account are held in a nonunitized separate account of the Company, as described below. All guarantees and benefits provided under the Contracts that are not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account.

General Disclosure. Interests in the Guaranteed Interest Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Guaranteed Interest Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. The Guaranteed Interest Account is not registered as an investment company under the 1940 Act.

Overview. Amounts that you invest in the Guaranteed Interest Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Interest Account for the specified period of time. Interest is credited daily at a rate that will provide the guaranteed effective yield by the end of the stated period of time. If amounts are withdrawn or transferred before the end of a stated period of time (except if pursuant to the Company’s termination of the Contract, see “THE CONTRACT – Contract Provisions and Limitations - Involuntary Terminations”), we will pay a reduced rate of interest, but never less than the minimum stated in the Contract.

During a stated period, you may apply all or a portion of your Account Value to any or all available Guaranteed Terms within the short-term and long-term classifications.

•	Short-Term Classification – three years or less; and
•	Long-Term Classification – ten years or less, but greater than three years.

As a Guaranteed Term matures, assets accumulating under the Guaranteed Interest Account may be (1) transferred to a new Guaranteed Term; (2) transferred to the other available investment options; or (3) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge and/or tax liabilities.

Allocations to a Nonunitized Separate Account of the Company. Amounts allocated to both long-term and short-term classifications of the Guaranteed Interest Account will be deposited in a nonunitized separate account. To the extent provided in the Contract, the assets of the nonunitized separate account are not chargeable with liabilities resulting from any other business of the Company. Income, gains and losses of the nonunitized separate account are credited to or charged against the nonunitized separate account without regard to other income, gains or losses of the Company.

Mortality and Expense Risk Charge. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited interest rate.

Transfers. Transfers are permitted from Guaranteed Terms of one classification to available Guaranteed Terms of another classification. We will apply a reduced rate of interest to amounts transferred prior to the end of a Guaranteed Term. Transfers of the Guaranteed Interest Account values due to a maturity are not subject to a reduced rate of interest.

Income Phase. By notifying us at least 30 days before Income Phase payments begin, you may elect to have amounts that have been accumulating under the Guaranteed Interest Account transferred to one or more of the Subaccounts currently available during the Income Phase to provide variable Income Phase payments. The Guaranteed Interest Account cannot be used as an investment option during the Income Phase.

Reinvestment Privilege. Any amounts reinvested in the Guaranteed Interest Account will be applied to the current deposit period. Amounts are proportionately reinvested to the classifications in the same manner as they were allocated before the withdrawal.

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APPENDIX D: FIXED ACCOUNT

The Fixed Account is an investment option that may be available during the Accumulation Phase under the Contracts. The amounts allocated to the Fixed Account are held in the Company’s General Account, which supports insurance and annuity obligations. All guarantees and benefits provided under the Contracts that are not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account. Under some Contracts, this option is available to installment purchase plans only.

Additional information about this option may be found in the Contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. The Fixed Account is not registered as an investment company under the 1940 Act.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the Contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. We may credit interest at a current rate that may be higher than the guaranteed minimum interest rate and the current rate may be changed at any time, except that we will not apply a decrease to the current rate following a rate change initiated solely by us prior to the last day of the three-month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. For information about current interest rates, please contact Customer Service at 1-800-584-6001.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and Income Phase payment.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to six months or as provided by applicable federal or state law. Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

•	The Fixed Account withdrawal value exceeds $100,000 ($250,000 for 1992 Contracts) on the day before the withdrawal; and
•	The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

During the payment period, the interest rate credited to amounts held in the Fixed Account will be determined in the manner set forth in the Contract. In no event will the interest rate be less than the guaranteed minimum stated in the Contract.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “CHARGES AND Fees - Transaction Fees – Early Withdrawal Charge.”

Transfers. During the Accumulation Phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your Account Value held in the Fixed Account. Under certain Contracts, the 10% minimum is assessed on the Account Value as of January 1 of a calendar year.

PRO.75988-23	68

Additionally, your Account Value remaining in the Fixed Account may be transferred in its entirety to any other investment option if one of the following applies:

•	Your Account Value in the Fixed Account is $2,000 or less; or
•	You transferred the maximum amount allowed from the Fixed Account in the last four consecutive calendar years and no additional payments have been allocated to the Fixed Account during that same time period.

Income Phase. By notifying us at least 30 days before Income Phase payments begin, you may elect to have amounts transferred to one or more of the Subaccounts available during the Income phase to provide variable payments. The Fixed Account is not available as an investment option during the Income Phase.

PRO.75988-23	69

HOW TO GET MORE INFORMATION

The Statement of Additional Information (“SAI”) includes additional information about the Contract and the Separate Account, and is incorporated by reference into this prospectus. The SAI can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=sai&cid=voyavpx&fid=92912K299 or available without charge, upon request, by calling us toll-free at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com. You also can request other information and make other inquiries by calling that toll-free number.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000008333

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PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

VARIABLE ANNUITY ACCOUNT C
of
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statement of Additional Information Dated May 1, 2023

VOYA PENSION IRA

issued to

Individual Deferred Fixed or Variable Annuity Contract for
Individual Retirement Annuities under Section 408(b),
Roth Individual Retirement Annuities under Section 408A and
Simplified Employee Pension Plans under Section 408(k)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus dated May 1, 2023 for the Voya Retirement Insurance and Annuity Company Contract referenced above. The prospectus sets forth information that a prospective Investor ought to know before investing. You may obtain a free copy of the Prospectus, by either contacting Customer Service at Defined Contract Administration, P.O. Box 990063, Windsor, CT 06199-0063, 1-800-584-6001.

Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

1

GENERAL INFORMATION AND HISTORY

The Company issues the Contract described in the prospectus and is responsible for providing the Contract’s insurance and annuity benefits. All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims paying ability of the Company and our General Account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

The Company serves as the depositor for the Separate Account.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the Funds or affiliates of the Funds used as funding options under the Contract. (See “CHARGES AND FEES” in the prospectus.)

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “Contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C
(THE “SEPARATE ACCOUNT”)

We established Variable Annuity Account C under Connecticut law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The Separate Account was established by the Company for the purpose of funding variable annuity contracts issued by the Company. It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Although we hold title to the assets of Variable Annuity Account C, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are obligations of the Company. All guarantees and benefits provided under the Contracts that are not related to the Separate Account are subject to the claims paying ability of the Company and our General Account.

The Separate Account is divided into Subaccounts. Purchase Payments to accounts under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds offered under the Contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contracts or under all plans.

2

SERVICES

Experts

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2022, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2022 and 2021, and for each of the three years in the period ended December 31, 2022, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is The Frost Tower, Suite 1901, 111 West Houston Street, San Antonio, TX 78205.

PRINCIPAL UNDERWRITER

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for Contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-477d. The Contracts was distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the Contracts is continuous. A description of the manner in which the Contract was purchased may be found in the prospectus under the section entitled “CONTRACT PURCHASE AND PARTICIPATION.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2022, 2021 and 2020 amounted to $67,485,611.11, $911,844.28 and $67,609,346.50, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the Subaccounts including:

•	Standardized average annual total returns; and
•	Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds.

Standardized Average Annual Total Returns

We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the Subaccounts over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the Separate Account or from the date the Fund was first available under the Separate Account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

3

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns

We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of an annual maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the Fund’s inception date, if that date is earlier than the one we use for standardized returns.

INCOME PHASE PAYMENTS

When you begin receiving payments under the Contract during the Income Phase (see “INCOME PHASE” in the prospectus), the value of your account is determined using Accumulation Unit Values as of the tenth valuation before the first Income Phase payment is due. Such value (less any applicable premium tax charge) is applied to provide Income Phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the Contract show, for each option, the amount of the first Income Phase payment for each $1,000 of value applied. When you select variable income payments, your Account Value purchases Annuity Units (“Annuity Units”) of the Separate Account Subaccounts corresponding to the Funds you select. The number of Annuity Units purchased is based on your Account Value and the value of each Annuity Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first Income Phase payment and subsequent Income Phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first Income Phase payment, but Income Phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income Phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first Income Phase payment, but subsequent Income Phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Income Phase begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Income Phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “THE CONTRACT – The Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Income Phase.

Example:

Assume that, at the date Income Phase payments are to begin, there are 3,000 Accumulation Units credited under a particular Contract or account and that the value of an Accumulation Unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

4

Assume also that no premium tax charge is payable and that the annuity option table in the Contract provides, for the Income Phase payment option elected, a first monthly variable Income Phase payment of $6.68 per $1000 of value applied; the Annuitant’s first monthly Income Phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first Income Phase payment was due was $13.400000. When this value is divided into the first monthly Income Phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate Subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly Income Phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second Income Phase payment is due.

The second monthly Income Phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*	If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.
5

FINANCIAL STATEMENTS

Included in this SAI are the financial statements of Variable Annuity Account C and Voya Retirement Insurance and Annuity Company, as follows:

•	Financial Statements of Variable Annuity Account C:
•	Report of Independent Registered Public Accounting Firm
•	Statements of Assets and Liabilities as of December 31, 2022
•	Statements of Operations for the year ended December 31, 2022
•	Statements of Changes in Net Assets for the years ended December 31, 2022 and 2021
•	Notes to Financial Statements
•	Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
•	Report of Independent Registered Public Accounting Firm
•	Consolidated Balance Sheets as of December 31, 2022 and 2021
•	Consolidated Statements of Operations for the years ended December 31, 2022, 2021 and 2020
•	Consolidated Statements of Comprehensive Income for the years ended December 31, 2022, 2021 and 2020
•	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2022, 2021 and 2020
•	Consolidated Statements of Cash Flows for the years ended December 31, 2022, 2021 and 2020
•	Notes to Consolidated Financial Statements
6

FINANCIAL STATEMENTS

Variable Annuity Account C of

Voya Retirement Insurance and Annuity Company

Year Ended December 31, 2022

with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Financial Statements

Year Ended December 31, 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Voya Retirement Insurance and Annuity Company and Contract Owners of Variable Annuity Account C of Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the Separate Account), as of December 31, 2022, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/S/ ERNST & YOUNG LLP

We have served as the Separate Accounts Auditor since 2001.

San Antonio, TX
March 31, 2023

Appendix

Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
AB Relative Value Fund - Class A	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
AB VPS Growth and Income Portfolio - Class A
abrdn Emerging Markets Sustainable Leaders Fund - Institutional Class
Invesco Capital Appreciation Fund - Class A
Invesco Floating Rate ESG Fund - Class R5
Invesco Main Street Fund - Class A
Invesco Main Street Mid Cap Fund® - Class A
Invesco Small Cap Growth Fund - Class A
Invesco EQV International Equity Fund - Class R5
Invesco International Small-Mid Company Fund - Class Y
Invesco Oppenheimer International Growth Fund - Class Y
Invesco Developing Markets Fund - Class A
Invesco Developing Markets Fund - Class Y
Invesco Health Care Fund - Investor Class
Invesco International Bond Fund - Class A
Invesco High Yield Fund - Class R5
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Gold & Special Minerals Fund - Class A
Invesco Small Cap Value Fund - Class A
Invesco V.I. American Franchise Fund - Series I
Invesco V.I. Core Equity Fund - Series I
Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Invesco V.I. Global Fund - Series I
Invesco V.I. Global Strategic Income Fund - Series I
Invesco V.I. Main Street Fund - Series I
Invesco V.I. Main Street Small Cap Fund - Series I
Alger Capital Appreciation Fund - Class A
Alger Responsible Investing Fund - Class A
Allspring Small Company Growth Fund - Administrator Class
Allspring Small Company Value Fund - Class A
Allspring Special Small Cap Value Fund - Class A
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Funds® American Balanced Fund® - Class R-3
American Beacon Small Cap Value Fund - Investor Class
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
American Century Investments® Disciplined Core Value Fund - A Class
American Funds® Fundamental Investors® - Class R-3
American Funds® Fundamental Investors® - Class R-4
American Funds® American Mutual Fund® - Class R-4

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
AMG River Road Mid Cap Value Fund - Class N	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid-Cap Value Fund - Institutional Shares
BlackRock Mid-Cap Value Fund - Investor A Shares
American Funds® The Bond Fund of America® - Class R-4
Calvert US Large-Cap Core Responsible Index Fund - Class A
Calvert VP SRI Balanced Portfolio
American Funds® Capital Income Builder® - Class R-4
American Funds® Capital World Growth and Income Fund® - Class R-3
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
Cohen & Steers Realty Shares, Inc.
Columbia Acorn® Fund - Class A Shares
Columbia Select Mid Cap Value Fund - Class A Shares
Columbia Select Mid Cap Value Fund - Institutional Class
Columbia Large Cap Value Fund - Advisor Class
CRM Mid Cap Value Fund - Investor Shares
Davis Financial Fund - Class Y
Delaware Smid Cap Growth Fund - Institutional Class
Delaware Small Cap Value Fund - Class A
DWS Equity 500 Index Fund - Class S
DWS Small Cap Growth Fund - Class S
DFA Emerging Markets Core Equity Portfolio - Institutional Class
DFA Inflation-Protected Securities Portfolio - Institutional Class
DFA U.S. Targeted Value Portfolio - Institutional Class
Dodge & Cox International Stock Fund - Class I Shares
Dodge & Cox Stock Fund - Class I Shares
Eaton Vance Large-Cap Value Fund - Class R Shares
American Funds® EuroPacific Growth Fund® - Class R-3
American Funds® EuroPacific Growth Fund® - Class R-4
Federated Hermes International Leaders Fund - Institutional Shares
Fidelity Advisor® New Insights Fund - Class I
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Asset Manager Portfolio - Initial Class
Franklin Mutual Global Discovery Fund - Class R

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Franklin Biotechnology Discovery Fund - Advisor Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Mid Cap Growth Fund - Investor Shares
American Funds® The Growth Fund of America® - Class R-3
American Funds® The Growth Fund of America® - Class R-4
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
American Funds® The Income Fund of America® - Class R-3
Delaware Ivy Science and Technology Fund - Class Y
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Equity Income Fund - Class I Shares
JPMorgan Government Bond Fund - Class I Shares
Lazard International Equity Portfolio - Open Shares
ClearBridge Aggressive Growth Fund - Class I
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
MainStay CBRE Real Estate Fund - Class A
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Total Return Bond Fund - Class I Shares
Metropolitan West Total Return Bond Fund - Class M Shares
MFS® New Discovery Fund - Class R3
MFS® International Intrinsic Value Fund - Class R3
Neuberger Berman Genesis Fund - Trust Class Shares
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
American Funds® New Perspective Fund® - Class R-3
American Funds® New Perspective Fund® - Class R-4
American Funds® New World Fund® - Class R-4
Nuveen Global Infrastructure Fund - Class I

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Parnassus Core Equity Fund℠ - Investor Shares	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Impax Sustainable Allocation Fund - Investor Class
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund - Class Y Shares
Pioneer High Yield Fund - Class A Shares
Pioneer Strategic Income Fund - Class A Shares
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
PGIM Jennison Utility Fund - Class Z
Royce Small-Cap Total Return Fund - Service Class
Ave Maria Rising Dividend Fund
American Funds® SMALLCAP World Fund® - Class R-4
T. Rowe Price Large-Cap Growth Fund - I Class
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund - Advisor Class
TCW Total Return Bond Fund - Class N
Templeton Foreign Fund - Class A
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Real Estate Value Fund - Institutional Class
Touchstone Value Fund - Institutional Class
USAA Precious Metals and Minerals Fund - Class A Shares
Vanguard® Total Bond Market Index Fund - Admiral™ Shares
Vanguard® Total International Stock Index Fund - Admiral™ Shares
Vanguard® Variable Insurance Fund - Diversified Value Portfolio
Vanguard® Variable Insurance Fund - Equity Income Portfolio
Vanguard® Variable Insurance Fund - Small Company Growth Portfolio
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R
Virtus NFJ Dividend Value Fund - Class A
Virtus NFJ Large-Cap Value Fund - Institutional Class
Virtus NFJ Small-Cap Value Fund - Class A
Voya Balanced Portfolio - Class I
Voya Large Cap Value Fund - Class A
Voya Floating Rate Fund - Class A
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Government Money Market Portfolio - Class I
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya High Yield Portfolio - Institutional Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® CBRE Global Real Estate Portfolio - Institutional Class
VY® CBRE Real Estate Portfolio - Adviser Class
VY® CBRE Real Estate Portfolio - Institutional Class
VY® CBRE Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Service Class 2
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Service Class 2
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Service Class 2
Voya Index Solution 2055 Portfolio - Initial Class

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya Index Solution 2055 Portfolio - Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Voya Index Solution 2055 Portfolio - Service Class 2
Voya Index Solution 2065 Portfolio - Initial Class
Voya Index Solution 2065 Portfolio - Service Class
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service Class
Voya Index Solution Income Portfolio - Service Class 2
Voya International High Dividend Low Volatility Portfolio - Adviser Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service Class 2
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service Class 2
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service Class 2
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service Class 2
Voya Solution 2065 Portfolio - Service Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
Voya Solution Income Portfolio - Service Class 2
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
VY® Invesco Equity and Income Portfolio - Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
VY® Invesco Global Portfolio - Adviser Class
VY® Invesco Global Portfolio - Initial Class
VY® Invesco Global Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
Voya Corporate Leaders 100 Fund - Class I
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya SmallCap Opportunities Portfolio - Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
Voya SmallCap Opportunities Portfolio - Class S
Wanger Acorn
Wanger International
Wanger Select
American Funds® Washington Mutual Investors Fund℠ - Class R-3
American Funds® Washington Mutual Investors Fund℠ - Class R-4
Fidelity® Mid Cap Index Fund	For the year ended December 31, 2022	For the period from November 16, 2021 (commencement of operations) through December 31, 2022
Fidelity® Small Cap Index Fund
American Funds® New Perspective Fund® - Class R-6
American Funds® SMALLCAP World Fund® - Class R-6
Vanguard® FTSE Social Index Fund - Institutional Shares
Ariel Fund - Institutional Class	For the year ended December 31, 2022	For the period from November 24, 2021 (commencement of operations) through December 31, 2022
Victory Sycamore Established Value Fund - Class R6
Voya Solution 2040 Portfolio - Service Class
Voya MidCap Opportunities Portfolio - Class R6
Touchstone Small Company Fund - Class R6	For the year ended December 31, 2022	For the period from November 19, 2021 (commencement of operations) through December 31, 2022
Voya Solution 2050 Portfolio - Service Class 2
JPMorgan Government Bond Fund - Class R6 Shares
Voya Index Solution 2050 Portfolio - Initial Class	For the year ended December 31, 2022	For the period from November 30, 2021 (commencement of operations) through December 31, 2022

Voya Solution 2030 Portfolio - Service Class	For the year ended December 31, 2022	For the period from November 22, 2021 (commencement of operations) through December 31, 2022

Voya Target Retirement 2030 Fund - Class R6	For the year ended December 31, 2022	For the period from December 06, 2021 (commencement of operations) through December 31, 2022

Voya Target Retirement 2040 Fund - Class R6	For the year ended December 31, 2022	For the period from December 28, 2021 (commencement of operations) through December 31, 2022

Voya Index Solution 2030 Portfolio - Service Class 2	For the year ended December 31, 2022	For the period from December 22, 2021 (commencement of operations) through December 31, 2022

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya Index Solution 2040 Portfolio - Initial Class	For the year ended December 31, 2022	For the period from December 21, 2021 (commencement of operations) through December 31, 2022

Voya Solution 2040 Portfolio - Initial Class	For the year ended December 31, 2022	For the period from December 27, 2021 (commencement of operations) through December 31, 2022

Voya Solution 2050 Portfolio - Initial Class	For the year ended December 31, 2022	For the period from December 06, 2021 (commencement of operations) through December 31, 2022

Voya Solution 2050 Portfolio - Service Class	For the year ended December 31, 2022	For the period from December 02, 2021 (commencement of operations) through December 31, 2022

Voya Solution 2060 Portfolio - Initial Class	For the year ended December 31, 2022	For the period from December 27, 2021 (commencement of operations) through December 31, 2022

Voya Solution 2060 Portfolio - Service Class	For the year ended December 31, 2022	For the period from October 08, 2021 (commencement of operations) through December 31, 2022

Voya Solution 2060 Portfolio - Service Class 2	For the year ended December 31, 2022	For the period from September 02, 2021 (commencement of operations) through December 31, 2022

Voya Solution 2065 Portfolio - Initial Class	For the year ended December 31, 2022	For the period from December 13, 2021 (commencement of operations) through December 31, 2022

Voya Target Retirement 2050 Fund - Class R6	For the year ended December 31, 2022	For the period from December 03, 2021 (commencement of operations) through December 31, 2022

Voya Target Retirement 2060 Fund - Class R6	For the year ended December 31, 2022	For the period from December 08, 2021 (commencement of operations) through December 31, 2022

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
American Funds® American Mutual Fund® - Class R-6	For the year ended December 31, 2022	For the period from November 18, 2021 (commencement of operations) through December 31, 2022
JPMorgan Equity Income Fund - Class R6 Shares
Vanguard® Federal Money Market Fund - Investor Shares
Voya Target In-Retirement Fund - Class R6
Invesco Developing Markets Fund - Class R6	For the year ended December 31, 2022	For the period from November 17, 2021 (commencement of operations) through December 31, 2022
American Century Investments® Mid Cap Value Fund - R6 Class
American Funds® Capital World Bond Fund® - Class R-6
DFA Real Estate Securities Portfolio - Institutional Class
DFA U.S. Large Company Portfolio - Institutional Class
American Funds® EuroPacific Growth Fund® - Class R-6
Fidelity® 500 Index Fund
Franklin Small Cap Value Fund - Class R6
American Funds® The Growth Fund of America® - Class R-6
JPMorgan Large Cap Growth Fund - Class R6 Shares
Pioneer Balanced ESG Fund - Class K Shares
PGIM High Yield Fund - Class R6
Vanguard® Explorer™ Fund - Admiral™ Shares
Vanguard® Equity Income Fund - Admiral™ Shares
Vanguard® International Value Fund - Investor Shares
Voya Large-Cap Growth Fund - Class R6
Voya Intermediate Bond Fund - Class R6
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6
Voya Target Retirement 2025 Fund - Class R6
Voya Target Retirement 2035 Fund - Class R6
Voya Target Retirement 2045 Fund - Class R6
Voya Target Retirement 2055 Fund - Class R6
American Funds® Washington Mutual Investors Fund℠ - Class R-6
DFA Social Fixed Income Portfolio - Institutional Class	For the period from May 20, 2022 (commencement of operations) through December 31, 2022

Impax Global Environmental Markets Fund - Institutional Class	For the period from October 17, 2022 (commencement of operations) through December 31, 2022

USAA Intermediate-Term Bond Fund - Class A Shares	For the period from January 04, 2022 (commencement of operations) through December 31, 2022

Voya Index Solution 2030 Portfolio - Initial Class	For the period from August 02, 2022 (commencement of operations) through December 31, 2022

Voya Index Solution 2030 Portfolio - Service Class	For the period from May 13, 2022 (commencement of operations) through December 31, 2022

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya Index Solution 2040 Portfolio - Service Class	For the period from May 09, 2022 (commencement of operations) through December 31, 2022

Voya Index Solution 2040 Portfolio - Service Class 2	For the period from June 21, 2022 (commencement of operations) through December 31, 2022

Voya Index Solution 2050 Portfolio - Service Class	For the period from February 03, 2022 (commencement of operations) through December 31, 2022
Voya Index Solution 2060 Portfolio - Service Class
Voya Index Solution 2050 Portfolio - Service Class 2	For the period from June 17, 2022 (commencement of operations) through December 31, 2022

Voya Index Solution 2060 Portfolio - Initial Class	For the period from January 14, 2022 (commencement of operations) through December 31, 2022

Voya Index Solution 2060 Portfolio - Service Class 2	For the period from August 10, 2022 (commencement of operations) through December 31, 2022

Voya Index Solution 2065 Portfolio - Service Class 2	For the period from March 01, 2022 (commencement of operations) through December 31, 2022

Voya Solution 2030 Portfolio - Initial Class	For the period from January 10, 2022 (commencement of operations) through December 31, 2022

Voya Solution 2030 Portfolio - Service Class 2	For the period from August 26, 2022 (commencement of operations) through December 31, 2022

Voya Solution 2040 Portfolio - Service Class 2	For the period from March 30, 2022 (commencement of operations) through December 31, 2022

Voya Solution 2065 Portfolio - Service Class 2	For the period from January 26, 2022 (commencement of operations) through December 31, 2022

Voya Target Retirement 2065 Fund - Class R6	For the period from July 25, 2022 (commencement of operations) through December 31, 2022

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	abrdn Emerging Markets Sustainable Leaders Fund - Institutional Class	Invesco Capital Appreciation Fund - Class A	Invesco Floating Rate ESG Fund - Class R5
Assets
Investments in mutual funds
at fair value	$144	$1,138	$35	$55	$481
Total assets	144	1,138	35	55	481
Net assets	$144	$1,138	$35	$55	$481

Net assets
Accumulation units	$144	$1,138	$35	$55	$481
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$144	$1,138	$35	$55	$481

Total number of mutual fund shares	24,510	39,257	3,312	1,162	72,295

Cost of mutual fund shares	$136	$1,224	$62	$69	$520

	Invesco Main Street Fund - Class A	Invesco Main Street Mid Cap Fund® - Class A	Invesco Small Cap Growth Fund - Class A	Invesco EQV International Equity Fund - Class R5	Invesco International Small-Mid Company Fund - Class Y
Assets
Investments in mutual funds
at fair value	$1,533	$3,727	$178	$609	$914
Total assets	1,533	3,727	178	609	914
Net assets	$1,533	$3,727	$178	$609	$914

Net assets
Accumulation units	$1,533	$3,727	$178	$609	$914
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,533	$3,727	$178	$609	$914

Total number of mutual fund shares	35,321	159,704	7,865	29,959	23,530

Cost of mutual fund shares	$1,832	$3,742	$281	$894	$1,145
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Invesco Oppenheimer International Growth Fund - Class Y	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class R6	Invesco Developing Markets Fund - Class Y	Invesco Health Care Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$348	$149,192	$578	$33,938	$18
Total assets	348	149,192	578	33,938	18
Net assets	$348	$149,192	$578	$33,938	$18

Net assets
Accumulation units	$348	$149,192	$578	$33,938	$18
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$348	$149,192	$578	$33,938	$18

Total number of mutual fund shares	10,531	4,192,089	16,545	970,782	520

Cost of mutual fund shares	$460	$152,582	$618	$38,321	$19

	Invesco International Bond Fund - Class A	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Gold & Special Minerals Fund - Class A
Assets
Investments in mutual funds
at fair value	$29	$470	$807	$630	$113
Total assets	29	470	807	630	113
Net assets	$29	$470	$807	$630	$113

Net assets
Accumulation units	$29	$470	$807	$630	$113
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$29	$470	$807	$630	$113

Total number of mutual fund shares	6,860	138,170	27,357	21,427	5,211

Cost of mutual fund shares	$30	$517	$912	$512	$124
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Global Fund - Series I
Assets
Investments in mutual funds
at fair value	$136	$27,738	$27,068	$16	$240
Total assets	136	27,738	27,068	16	240
Net assets	$136	$27,738	$27,068	$16	$240

Net assets
Accumulation units	$136	$27,616	$26,844	$—	$240
Contracts in payout (annuitization)	—	122	224	16	—
Total net assets	$136	$27,738	$27,068	$16	$240

Total number of mutual fund shares	7,828	647,487	1,102,597	284	7,710

Cost of mutual fund shares	$148	$41,026	$34,439	$21	$260

	Invesco V.I. Global Strategic Income Fund - Series I	Invesco V.I. Main Street Fund - Series I	Invesco V.I. Main Street Small Cap Fund - Series I	Alger Capital Appreciation Fund - Class A	Alger Responsible Investing Fund - Class A
Assets
Investments in mutual funds
at fair value	$82	$42	$30,796	$38	$9,258
Total assets	82	42	30,796	38	9,258
Net assets	$82	$42	$30,796	$38	$9,258

Net assets
Accumulation units	$82	$—	$30,796	$38	$9,258
Contracts in payout (annuitization)	—	42	—	—	—
Total net assets	$82	$42	$30,796	$38	$9,258

Total number of mutual fund shares	20,879	2,590	1,334,333	2,011	820,809

Cost of mutual fund shares	$106	$59	$32,571	$61	$10,942
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Allspring Small Company Growth Fund - Administrator Class	Allspring Small Company Value Fund - Class A	Allspring Special Small Cap Value Fund - Class A	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$10,672	$178	$102,722	$80,362	$74,642
Total assets	10,672	178	102,722	80,362	74,642
Net assets	$10,672	$178	$102,722	$80,362	$74,642

Net assets
Accumulation units	$10,672	$178	$102,722	$80,362	$74,642
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$10,672	$178	$102,722	$80,362	$74,642

Total number of mutual fund shares	361,145	5,737	2,974,949	1,404,710	1,339,389

Cost of mutual fund shares	$16,626	$161	$91,101	$60,956	$66,873

	American Funds® American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Mid Cap Value Fund - R6 Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Disciplined Core Value Fund - A Class
Assets
Investments in mutual funds
at fair value	$1,098	$137	$1,989	$38,278	$12,528
Total assets	1,098	137	1,989	38,278	12,528
Net assets	$1,098	$137	$1,989	$38,278	$12,528

Net assets
Accumulation units	$1,098	$137	$1,989	$38,278	$12,528
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,098	$137	$1,989	$38,278	$12,528

Total number of mutual fund shares	38,416	6,445	128,826	3,638,677	409,564

Cost of mutual fund shares	$1,086	$149	$2,149	$43,906	$14,786
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	American Funds® Fundamental Investors® - Class R-3	American Funds® Fundamental Investors® - Class R-4	American Funds® American Mutual Fund® - Class R-4	American Funds® American Mutual Fund® - Class R-6	AMG River Road Mid Cap Value Fund - Class N
Assets
Investments in mutual funds
at fair value	$764	$111,859	$2,609	$918	$19,917
Total assets	764	111,859	2,609	918	19,917
Net assets	$764	$111,859	$2,609	$918	$19,917

Net assets
Accumulation units	$764	$111,859	$2,609	$918	$19,917
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$764	$111,859	$2,609	$918	$19,917

Total number of mutual fund shares	12,722	1,861,572	54,098	18,961	1,202,015

Cost of mutual fund shares	$800	$109,679	$2,347	$929	$26,178

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Institutional Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares
Assets
Investments in mutual funds
at fair value	$64	$6	$9,714	$7,677	$1,286
Total assets	64	6	9,714	7,677	1,286
Net assets	$64	$6	$9,714	$7,677	$1,286

Net assets
Accumulation units	$64	$6	$9,714	$7,677	$1,286
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$64	$6	$9,714	$7,677	$1,286

Total number of mutual fund shares	1,685	91	155,847	321,096	70,639

Cost of mutual fund shares	$75	$7	$11,340	$9,641	$1,448
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid-Cap Value Fund - Institutional Shares	BlackRock Mid-Cap Value Fund - Investor A Shares	American Funds® The Bond Fund of America® - Class R-4
Assets
Investments in mutual funds
at fair value	$13,823	$36,477	$470	$20,183	$20,231
Total assets	13,823	36,477	470	20,183	20,231
Net assets	$13,823	$36,477	$470	$20,183	$20,231

Net assets
Accumulation units	$13,823	$36,477	$470	$20,183	$20,231
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$13,823	$36,477	$470	$20,183	$20,231

Total number of mutual fund shares	197,444	555,805	22,658	1,036,135	1,777,814

Cost of mutual fund shares	$13,811	$35,472	$452	$19,718	$23,889

	Calvert US Large-Cap Core Responsible Index Fund - Class A	Calvert VP SRI Balanced Portfolio	American Funds® Capital Income Builder® - Class R-4	American Funds® Capital World Bond Fund® - Class R-6	American Funds® Capital World Growth and Income Fund® - Class R-3
Assets
Investments in mutual funds
at fair value	$31	$49,841	$10,243	$434	$580
Total assets	31	49,841	10,243	434	580
Net assets	$31	$49,841	$10,243	$434	$580

Net assets
Accumulation units	$31	$49,636	$10,243	$434	$580
Contracts in payout (annuitization)	—	205	—	—	—
Total net assets	$31	$49,841	$10,243	$434	$580

Total number of mutual fund shares	967	24,078,449	162,673	26,960	11,324

Cost of mutual fund shares	$31	$51,891	$10,189	$468	$595
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.	Columbia Acorn® Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Institutional Class
Assets
Investments in mutual funds
at fair value	$4,870	$8,179	$68	$7,912	$192
Total assets	4,870	8,179	68	7,912	192
Net assets	$4,870	$8,179	$68	$7,912	$192

Net assets
Accumulation units	$4,870	$8,179	$68	$7,912	$192
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,870	$8,179	$68	$7,912	$192

Total number of mutual fund shares	343,916	139,883	11,059	664,359	16,090

Cost of mutual fund shares	$6,206	$9,478	$128	$7,622	$206

	Columbia Large Cap Value Fund - Advisor Class	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$12,595	$13	$77	$70	$3,898
Total assets	12,595	13	77	70	3,898
Net assets	$12,595	$13	$77	$70	$3,898

Net assets
Accumulation units	$12,595	$13	$77	$70	$3,898
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$12,595	$13	$77	$70	$3,898

Total number of mutual fund shares	849,921	586	1,560	2,960	60,777

Cost of mutual fund shares	$12,449	$14	$88	$158	$4,424
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	DWS Equity 500 Index Fund - Class S	DWS Small Cap Growth Fund - Class S	DFA Emerging Markets Core Equity Portfolio - Institutional Class	DFA Inflation-Protected Securities Portfolio - Institutional Class	DFA Real Estate Securities Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$1,285	$32	$8	$1,897	$318
Total assets	1,285	32	8	1,897	318
Net assets	$1,285	$32	$8	$1,897	$318

Net assets
Accumulation units	$1,285	$32	$8	$1,897	$318
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,285	$32	$8	$1,897	$318

Total number of mutual fund shares	8,647	1,089	377	175,354	8,682

Cost of mutual fund shares	$1,672	$39	$9	$2,105	$380

	DFA Social Fixed Income Portfolio - Institutional Class	DFA U.S. Targeted Value Portfolio - Institutional Class	DFA U.S. Large Company Portfolio - Institutional Class	Dodge & Cox International Stock Fund - Class I Shares	Dodge & Cox Stock Fund - Class I Shares
Assets
Investments in mutual funds
at fair value	$68	$116	$721	$61	$330
Total assets	68	116	721	61	330
Net assets	$68	$116	$721	$61	$330

Net assets
Accumulation units	$68	$116	$721	$61	$330
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$68	$116	$721	$61	$330

Total number of mutual fund shares	7,719	4,229	27,575	1,421	1,529

Cost of mutual fund shares	$71	$132	$854	$61	$360
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Eaton Vance Large-Cap Value Fund - Class R Shares	American Funds® EuroPacific Growth Fund® - Class R-3	American Funds® EuroPacific Growth Fund® - Class R-4	American Funds® EuroPacific Growth Fund® - Class R-6	Federated Hermes International Leaders Fund - Institutional Shares
Assets
Investments in mutual funds
at fair value	$1	$1,128	$254,178	$393	$44
Total assets	1	1,128	254,178	393	44
Net assets	$1	$1,128	$254,178	$393	$44

Net assets
Accumulation units	$1	$1,128	$254,178	$393	$44
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1	$1,128	$254,178	$393	$44

Total number of mutual fund shares	62	23,627	5,312,088	8,021	1,365

Cost of mutual fund shares	$1	$1,285	$251,866	$440	$49

	Fidelity® 500 Index Fund	Fidelity Advisor® New Insights Fund - Class I	Fidelity® Mid Cap Index Fund	Fidelity® Small Cap Index Fund	Fidelity® VIP Equity-Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$4,287	$1,591	$2,227	$1,938	$249,358
Total assets	4,287	1,591	2,227	1,938	249,358
Net assets	$4,287	$1,591	$2,227	$1,938	$249,358

Net assets
Accumulation units	$4,287	$1,591	$2,227	$1,938	$247,186
Contracts in payout (annuitization)	—	—	—	—	2,172
Total net assets	$4,287	$1,591	$2,227	$1,938	$249,358

Total number of mutual fund shares	32,204	59,804	85,925	89,308	10,584,224

Cost of mutual fund shares	$4,773	$2,117	$2,398	$2,115	$236,627
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$429,458	$7,825	$21,773	$1,203,983	$349,607
Total assets	429,458	7,825	21,773	1,203,983	349,607
Net assets	$429,458	$7,825	$21,773	$1,203,983	$349,607

Net assets
Accumulation units	$428,723	$7,810	$21,773	$1,198,057	$349,607
Contracts in payout (annuitization)	735	15	—	5,926	—
Total net assets	$429,458	$7,825	$21,773	$1,203,983	$349,607

Total number of mutual fund shares	6,005,719	1,774,335	1,003,382	31,784,922	932,858

Cost of mutual fund shares	$433,978	$9,262	$21,999	$1,096,126	$216,601

	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Assets
Investments in mutual funds
at fair value	$14,129	$726	$242	$142	$164
Total assets	14,129	726	242	142	164
Net assets	$14,129	$726	$242	$142	$164

Net assets
Accumulation units	$14,129	$726	$242	$142	$164
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$14,129	$726	$242	$142	$164

Total number of mutual fund shares	986,691	27,935	2,164	4,654	5,927

Cost of mutual fund shares	$15,121	$790	$317	$120	$244
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Franklin Small Cap Value VIP Fund - Class 2	Franklin Small Cap Value Fund - Class R6	Goldman Sachs Mid Cap Growth Fund - Investor Shares	American Funds® The Growth Fund of America® - Class R-3	American Funds® The Growth Fund of America® - Class R-4
Assets
Investments in mutual funds
at fair value	$107,487	$610	$144	$5,672	$424,117
Total assets	107,487	610	144	5,672	424,117
Net assets	$107,487	$610	$144	$5,672	$424,117

Net assets
Accumulation units	$106,584	$610	$144	$5,672	$424,117
Contracts in payout (annuitization)	903	—	—	—	—
Total net assets	$107,487	$610	$144	$5,672	$424,117

Total number of mutual fund shares	8,578,551	11,470	12,371	117,897	8,668,052

Cost of mutual fund shares	$128,153	$642	$208	$6,158	$395,703

	American Funds® The Growth Fund of America® - Class R-6	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend and Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	American Funds® The Income Fund of America® - Class R-3
Assets
Investments in mutual funds
at fair value	$387	$3	$5	$2,177	$334
Total assets	387	3	5	2,177	334
Net assets	$387	$3	$5	$2,177	$334

Net assets
Accumulation units	$387	$3	$5	$2,177	$334
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$387	$3	$5	$2,177	$334

Total number of mutual fund shares	7,819	64	176	134,815	14,836

Cost of mutual fund shares	$452	$3	$5	$2,338	$344
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Delaware Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$22,550	$157	$303	$11	$55
Total assets	22,550	157	303	11	55
Net assets	$22,550	$157	$303	$11	$55

Net assets
Accumulation units	$22,550	$157	$303	$11	$55
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$22,550	$157	$303	$11	$55

Total number of mutual fund shares	537,561	3,923	4,357	1,151	1,106

Cost of mutual fund shares	$38,711	$121	$301	$14	$50

	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Class I Shares	JPMorgan Equity Income Fund - Class R6 Shares	JPMorgan Government Bond Fund - Class I Shares	JPMorgan Government Bond Fund - Class R6 Shares
Assets
Investments in mutual funds
at fair value	$58	$13,470	$1,907	$3,848	$452
Total assets	58	13,470	1,907	3,848	452
Net assets	$58	$13,470	$1,907	$3,848	$452

Net assets
Accumulation units	$58	$13,470	$1,907	$3,848	$452
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$58	$13,470	$1,907	$3,848	$452

Total number of mutual fund shares	1,827	596,821	84,489	409,822	48,090

Cost of mutual fund shares	$63	$11,599	$1,917	$4,546	$484
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	JPMorgan Large Cap Growth Fund - Class R6 Shares	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class
Assets
Investments in mutual funds
at fair value	$1,746	$1,336	$320	$56	$9,537
Total assets	1,746	1,336	320	56	9,537
Net assets	$1,746	$1,336	$320	$56	$9,537

Net assets
Accumulation units	$1,746	$1,336	$320	$56	$9,537
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,746	$1,336	$320	$56	$9,537

Total number of mutual fund shares	37,213	91,315	2,651	3,746	437,911

Cost of mutual fund shares	$2,011	$1,601	$498	$63	$12,249

	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A
Assets
Investments in mutual funds
at fair value	$1,136	$6	$26	$10,937	$548
Total assets	1,136	6	26	10,937	548
Net assets	$1,136	$6	$26	$10,937	$548

Net assets
Accumulation units	$1,136	$6	$26	$10,937	$548
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,136	$6	$26	$10,937	$548

Total number of mutual fund shares	106,451	355	2,831	2,848,198	19,475

Cost of mutual fund shares	$1,198	$9	$31	$11,759	$549
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	MainStay CBRE Real Estate Fund - Class A	Massachusetts Investors Growth Stock Fund - Class A
Assets
Investments in mutual funds
at fair value	$201	$11	$60,794	$324	$89
Total assets	201	11	60,794	324	89
Net assets	$201	$11	$60,794	$324	$89

Net assets
Accumulation units	$201	$11	$60,428	$324	$89
Contracts in payout (annuitization)	—	—	366	—	—
Total net assets	$201	$11	$60,794	$324	$89

Total number of mutual fund shares	16,075	967	2,634,110	42,184	2,706

Cost of mutual fund shares	$239	$13	$60,567	$444	$92

	Metropolitan West Total Return Bond Fund - Class I Shares	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® New Discovery Fund - Class R3	MFS® International Intrinsic Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class Shares
Assets
Investments in mutual funds
at fair value	$111	$19,885	$411	$605	$478
Total assets	111	19,885	411	605	478
Net assets	$111	$19,885	$411	$605	$478

Net assets
Accumulation units	$111	$19,885	$411	$605	$478
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$111	$19,885	$411	$605	$478

Total number of mutual fund shares	12,260	2,197,327	19,995	17,201	8,818

Cost of mutual fund shares	$132	$23,823	$600	$772	$533
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	Neuberger Berman Sustainable Equity Fund - Trust Class Shares	American Funds® New Perspective Fund® - Class R-3	American Funds® New Perspective Fund® - Class R-4	American Funds® New Perspective Fund® - Class R-6
Assets
Investments in mutual funds
at fair value	$20	$13,732	$1,266	$271,423	$4,241
Total assets	20	13,732	1,266	271,423	4,241
Net assets	$20	$13,732	$1,266	$271,423	$4,241

Net assets
Accumulation units	$20	$13,732	$1,266	$271,423	$4,241
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$20	$13,732	$1,266	$271,423	$4,241

Total number of mutual fund shares	566	393,153	27,572	5,838,420	89,634

Cost of mutual fund shares	$27	$14,920	$1,303	$254,614	$4,915

	American Funds® New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Parnassus Core Equity Fund℠ - Investor Shares	Impax Global Environmental Markets Fund - Institutional Class	Impax Sustainable Allocation Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$690	$2,324	$42,960	$3	$38,352
Total assets	690	2,324	42,960	3	38,352
Net assets	$690	$2,324	$42,960	$3	$38,352

Net assets
Accumulation units	$690	$2,324	$42,960	$3	$38,352
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$690	$2,324	$42,960	$3	$38,352

Total number of mutual fund shares	10,459	226,494	915,609	174	1,683,609

Cost of mutual fund shares	$767	$2,475	$43,335	$3	$39,703
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y Shares	Pioneer High Yield Fund - Class A Shares	Pioneer Balanced ESG Fund - Class K Shares
Assets
Investments in mutual funds
at fair value	$12,474	$67,276	$3,238	$250	$146
Total assets	12,474	67,276	3,238	250	146
Net assets	$12,474	$67,276	$3,238	$250	$146

Net assets
Accumulation units	$12,474	$67,276	$3,238	$250	$146
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$12,474	$67,276	$3,238	$250	$146

Total number of mutual fund shares	2,659,869	5,850,244	95,434	30,672	16,078

Cost of mutual fund shares	$17,675	$75,551	$3,339	$285	$153

	Pioneer Strategic Income Fund - Class A Shares	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	PGIM High Yield Fund - Class R6	PGIM Jennison Utility Fund - Class Z
Assets
Investments in mutual funds
at fair value	$693	$—	$12,307	$604	$250
Total assets	693	—	12,307	604	250
Net assets	$693	$—	$12,307	$604	$250

Net assets
Accumulation units	$693	$—	$12,307	$604	$250
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$693	$—	$12,307	$604	$250

Total number of mutual fund shares	76,289	4	1,561,829	133,132	16,800

Cost of mutual fund shares	$815	$—	$14,390	$675	$267
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Royce Small-Cap Total Return Fund - Service Class	Ave Maria Rising Dividend Fund	American Funds® SMALLCAP World Fund® - Class R-4	American Funds® SMALLCAP World Fund® - Class R-6	T. Rowe Price Large-Cap Growth Fund - I Class
Assets
Investments in mutual funds
at fair value	$4	$7,376	$28,169	$464	$3,834
Total assets	4	7,376	28,169	464	3,834
Net assets	$4	$7,376	$28,169	$464	$3,834

Net assets
Accumulation units	$4	$7,376	$28,169	$464	$3,834
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4	$7,376	$28,169	$464	$3,834

Total number of mutual fund shares	647	383,598	506,653	7,966	83,503

Cost of mutual fund shares	$6	$7,537	$31,224	$511	$4,958

	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class
Assets
Investments in mutual funds
at fair value	$296	$627	$7,477	$178	$15,037
Total assets	296	627	7,477	178	15,037
Net assets	$296	$627	$7,477	$178	$15,037

Net assets
Accumulation units	$296	$627	$7,477	$178	$15,037
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$296	$627	$7,477	$178	$15,037

Total number of mutual fund shares	10,766	16,652	886,969	26,017	1,915,560

Cost of mutual fund shares	$331	$663	$9,272	$186	$20,491
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Touchstone Small Company Fund - Class R6	Touchstone Value Fund - Institutional Class	USAA Intermediate-Term Bond Fund - Class A Shares
Assets
Investments in mutual funds
at fair value	$62,927	$66	$448	$77	$2
Total assets	62,927	66	448	77	2
Net assets	$62,927	$66	$448	$77	$2

Net assets
Accumulation units	$62,927	$66	$448	$77	$2
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$62,927	$66	$448	$77	$2

Total number of mutual fund shares	7,975,743	3,548	88,302	7,694	193

Cost of mutual fund shares	$92,175	$89	$491	$83	$2

	USAA Precious Metals and Minerals Fund - Class A Shares	Vanguard® Total Bond Market Index Fund - Admiral™ Shares	Vanguard® Explorer™ Fund - Admiral™ Shares	Vanguard® Equity Income Fund - Admiral™ Shares	Vanguard® Federal Money Market Fund - Investor Shares
Assets
Investments in mutual funds
at fair value	$20,299	$232	$369	$2,458	$915
Total assets	20,299	232	369	2,458	915
Net assets	$20,299	$232	$369	$2,458	$915

Net assets
Accumulation units	$20,299	$232	$369	$2,458	$915
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$20,299	$232	$369	$2,458	$915

Total number of mutual fund shares	1,259,273	24,451	4,246	29,043	914,969

Cost of mutual fund shares	$23,697	$264	$430	$2,564	$915
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Vanguard® Total International Stock Index Fund - Admiral™ Shares	Vanguard® International Value Fund - Investor Shares	Vanguard® Variable Insurance Fund - Diversified Value Portfolio	Vanguard® Variable Insurance Fund - Equity Income Portfolio	Vanguard® Variable Insurance Fund - Small Company Growth Portfolio
Assets
Investments in mutual funds
at fair value	$660	$709	$116	$147	$64
Total assets	660	709	116	147	64
Net assets	$660	$709	$116	$147	$64

Net assets
Accumulation units	$660	$709	$116	$147	$64
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$660	$709	$116	$147	$64

Total number of mutual fund shares	23,698	19,845	8,298	6,110	4,302

Cost of mutual fund shares	$725	$718	$114	$137	$85

	Vanguard® FTSE Social Index Fund - Institutional Shares	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Established Value Fund - Class R6	Victory Sycamore Small Company Opportunity Fund - Class R
Assets
Investments in mutual funds
at fair value	$2,931	$43	$14,486	$874	$12
Total assets	2,931	43	14,486	874	12
Net assets	$2,931	$43	$14,486	$874	$12

Net assets
Accumulation units	$2,931	$43	$14,486	$874	$12
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,931	$43	$14,486	$874	$12

Total number of mutual fund shares	117,142	1,305	324,074	19,536	277

Cost of mutual fund shares	$3,287	$47	$14,222	$930	$12
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Virtus NFJ Dividend Value Fund - Class A	Virtus NFJ Large-Cap Value Fund - Institutional Class	Virtus NFJ Small-Cap Value Fund - Class A	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$127	$5	$7	$174,594	$51
Total assets	127	5	7	174,594	51
Net assets	$127	$5	$7	$174,594	$51

Net assets
Accumulation units	$127	$5	$7	$166,020	$51
Contracts in payout (annuitization)	—	—	—	8,574	—
Total net assets	$127	$5	$7	$174,594	$51

Total number of mutual fund shares	13,023	213	649	13,379,274	4,726

Cost of mutual fund shares	$145	$5	$9	$179,297	$59

	Voya Large-Cap Growth Fund - Class R6	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Fund - Class R6
Assets
Investments in mutual funds
at fair value	$676	$747	$3,421	$432	$4,587
Total assets	676	747	3,421	432	4,587
Net assets	$676	$747	$3,421	$432	$4,587

Net assets
Accumulation units	$676	$747	$3,421	$432	$4,587
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$676	$747	$3,421	$432	$4,587

Total number of mutual fund shares	20,041	91,310	466,043	50,538	536,506

Cost of mutual fund shares	$901	$811	$3,901	$517	$4,992
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$306,354	$338,360	$1,558	$4,378	$21
Total assets	306,354	338,360	1,558	4,378	21
Net assets	$306,354	$338,360	$1,558	$4,378	$21

Net assets
Accumulation units	$303,758	$330,276	$1,558	$4,378	$21
Contracts in payout (annuitization)	2,596	8,084	—	—	—
Total net assets	$306,354	$338,360	$1,558	$4,378	$21

Total number of mutual fund shares	306,358,827	31,831,368	147,495	494,710	2,572

Cost of mutual fund shares	$306,359	$410,879	$1,882	$5,532	$25

	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$89,641	$69	$496,690	$5,842	$13
Total assets	89,641	69	496,690	5,842	13
Net assets	$89,641	$69	$496,690	$5,842	$13

Net assets
Accumulation units	$89,229	$69	$495,951	$5,842	$13
Contracts in payout (annuitization)	412	—	739	—	—
Total net assets	$89,641	$69	$496,690	$5,842	$13

Total number of mutual fund shares	10,879,023	8,920	50,273,444	638,488	2,609

Cost of mutual fund shares	$105,564	$116	$795,463	$9,474	$17
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$307,780	$1,068	$5	$40,543	$8
Total assets	307,780	1,068	5	40,543	8
Net assets	$307,780	$1,068	$5	$40,543	$8

Net assets
Accumulation units	$305,350	$1,068	$5	$40,543	$8
Contracts in payout (annuitization)	2,430	—	—	—	—
Total net assets	$307,780	$1,068	$5	$40,543	$8

Total number of mutual fund shares	58,850,448	215,237	512	2,569,287	968

Cost of mutual fund shares	$437,493	$1,402	$5	$43,681	$9

	VY® CBRE Global Real Estate Portfolio - Institutional Class	VY® CBRE Real Estate Portfolio - Adviser Class	VY® CBRE Real Estate Portfolio - Institutional Class	VY® CBRE Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$57,439	$39	$958	$32,762	$40,754
Total assets	57,439	39	958	32,762	40,754
Net assets	$57,439	$39	$958	$32,762	$40,754

Net assets
Accumulation units	$57,439	$39	$—	$32,762	$40,754
Contracts in payout (annuitization)	—	—	958	—	—
Total net assets	$57,439	$39	$958	$32,762	$40,754

Total number of mutual fund shares	6,104,173	1,580	35,580	1,218,869	1,937,002

Cost of mutual fund shares	$69,015	$52	$1,295	$40,610	$42,140
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$30,317	$37	$11,413	$19,006	$3
Total assets	30,317	37	11,413	19,006	3
Net assets	$30,317	$37	$11,413	$19,006	$3

Net assets
Accumulation units	$30,317	$37	$11,413	$19,006	$3
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$30,317	$37	$11,413	$19,006	$3

Total number of mutual fund shares	1,418,718	3,451	951,904	1,614,802	228

Cost of mutual fund shares	$32,628	$50	$17,355	$29,907	$3

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$54,029	$36,831	$387	$1,653	$531,264
Total assets	54,029	36,831	387	1,653	531,264
Net assets	$54,029	$36,831	$387	$1,653	$531,264

Net assets
Accumulation units	$54,029	$36,831	$387	$1,653	$531,264
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$54,029	$36,831	$387	$1,653	$531,264

Total number of mutual fund shares	3,807,557	2,668,985	16,828	66,533	21,396,333

Cost of mutual fund shares	$66,650	$46,203	$437	$1,936	$593,348
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I
Assets
Investments in mutual funds
at fair value	$1,113,457	$590	$105,545	$97	$2,120
Total assets	1,113,457	590	105,545	97	2,120
Net assets	$1,113,457	$590	$105,545	$97	$2,120

Net assets
Accumulation units	$1,113,457	$590	$105,134	$97	$2,120
Contracts in payout (annuitization)	—	—	411	—	—
Total net assets	$1,113,457	$590	$105,545	$97	$2,120

Total number of mutual fund shares	44,844,346	61,193	10,429,592	1,922	42,122

Cost of mutual fund shares	$1,228,724	$604	$119,936	$105	$2,528

	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$106	$50,455	$380	$6,218	$9,611
Total assets	106	50,455	380	6,218	9,611
Net assets	$106	$50,455	$380	$6,218	$9,611

Net assets
Accumulation units	$106	$49,896	$375	$6,218	$9,611
Contracts in payout (annuitization)	—	559	5	—	—
Total net assets	$106	$50,455	$380	$6,218	$9,611

Total number of mutual fund shares	13,159	6,160,748	46,511	648,356	1,015,980

Cost of mutual fund shares	$137	$65,877	$491	$7,404	$11,320
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Index Solution 2025 Portfolio - Service Class 2	Voya Index Solution 2030 Portfolio - Initial Class	Voya Index Solution 2030 Portfolio - Service Class	Voya Index Solution 2030 Portfolio - Service Class 2	Voya Index Solution 2035 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$1,586	$64	$4	$44	$11,721
Total assets	1,586	64	4	44	11,721
Net assets	$1,586	$64	$4	$44	$11,721

Net assets
Accumulation units	$1,586	$64	$4	$44	$11,721
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,586	$64	$4	$44	$11,721

Total number of mutual fund shares	171,867	4,539	277	3,204	1,149,172

Cost of mutual fund shares	$1,861	$69	$4	$49	$13,815

	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service Class 2	Voya Index Solution 2040 Portfolio - Initial Class	Voya Index Solution 2040 Portfolio - Service Class	Voya Index Solution 2040 Portfolio - Service Class 2
Assets
Investments in mutual funds
at fair value	$8,738	$2,739	$446	$10	$4
Total assets	8,738	2,739	446	10	4
Net assets	$8,738	$2,739	$446	$10	$4

Net assets
Accumulation units	$8,738	$2,739	$446	$10	$4
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8,738	$2,739	$446	$10	$4

Total number of mutual fund shares	869,432	279,164	28,960	637	243

Cost of mutual fund shares	$10,106	$3,215	$421	$11	$4
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service Class 2	Voya Index Solution 2050 Portfolio - Initial Class	Voya Index Solution 2050 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$8,947	$7,196	$3,294	$318	$7
Total assets	8,947	7,196	3,294	318	7
Net assets	$8,947	$7,196	$3,294	$318	$7

Net assets
Accumulation units	$8,947	$7,196	$3,294	$318	$7
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8,947	$7,196	$3,294	$318	$7

Total number of mutual fund shares	818,595	671,241	315,491	20,075	441

Cost of mutual fund shares	$10,255	$8,084	$3,779	$329	$7

	Voya Index Solution 2050 Portfolio - Service Class 2	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service Class 2	Voya Index Solution 2060 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$13	$4,235	$6,691	$2,654	$49
Total assets	13	4,235	6,691	2,654	49
Net assets	$13	$4,235	$6,691	$2,654	$49

Net assets
Accumulation units	$13	$4,235	$6,691	$2,654	$49
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$13	$4,235	$6,691	$2,654	$49

Total number of mutual fund shares	813	291,508	467,239	188,124	3,891

Cost of mutual fund shares	$13	$4,892	$7,656	$2,991	$53
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Index Solution 2060 Portfolio - Service Class	Voya Index Solution 2060 Portfolio - Service Class 2	Voya Index Solution 2065 Portfolio - Initial Class	Voya Index Solution 2065 Portfolio - Service Class	Voya Index Solution 2065 Portfolio - Service Class 2
Assets
Investments in mutual funds
at fair value	$35	$23	$159	$103	$15
Total assets	35	23	159	103	15
Net assets	$35	$23	$159	$103	$15

Net assets
Accumulation units	$35	$23	$159	$103	$15
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$35	$23	$159	$103	$15

Total number of mutual fund shares	2,853	1,884	16,268	10,536	1,490

Cost of mutual fund shares	$40	$24	$186	$125	$15

	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service Class 2	Voya International High Dividend Low Volatility Portfolio - Adviser Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$743	$916	$415	$98	$59,547
Total assets	743	916	415	98	59,547
Net assets	$743	$916	$415	$98	$59,547

Net assets
Accumulation units	$743	$916	$415	$98	$58,747
Contracts in payout (annuitization)	—	—	—	—	800
Total net assets	$743	$916	$415	$98	$59,547

Total number of mutual fund shares	82,692	103,083	48,143	10,980	6,572,727

Cost of mutual fund shares	$896	$1,096	$485	$111	$69,281
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class 2
Assets
Investments in mutual funds
at fair value	$58	$217	$14,489	$123,714	$4,519
Total assets	58	217	14,489	123,714	4,519
Net assets	$58	$217	$14,489	$123,714	$4,519

Net assets
Accumulation units	$58	$217	$14,489	$123,714	$4,519
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$58	$217	$14,489	$123,714	$4,519

Total number of mutual fund shares	6,488	26,142	1,675,092	14,572,076	554,525

Cost of mutual fund shares	$70	$277	$18,552	$159,098	$5,867

	Voya Solution 2030 Portfolio - Initial Class	Voya Solution 2030 Portfolio - Service Class	Voya Solution 2030 Portfolio - Service Class 2	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$618	$2,008	$1	$261	$15,129
Total assets	618	2,008	1	261	15,129
Net assets	$618	$2,008	$1	$261	$15,129

Net assets
Accumulation units	$618	$2,008	$1	$261	$15,129
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$618	$2,008	$1	$261	$15,129

Total number of mutual fund shares	49,579	162,751	56	30,732	1,707,584

Cost of mutual fund shares	$697	$2,341	$1	$331	$19,377
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class 2	Voya Solution 2040 Portfolio - Initial Class	Voya Solution 2040 Portfolio - Service Class	Voya Solution 2040 Portfolio - Service Class 2
Assets
Investments in mutual funds
at fair value	$165,846	$7,750	$169	$1,311	$25
Total assets	165,846	7,750	169	1,311	25
Net assets	$165,846	$7,750	$169	$1,311	$25

Net assets
Accumulation units	$165,846	$7,750	$169	$1,311	$25
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$165,846	$7,750	$169	$1,311	$25

Total number of mutual fund shares	19,085,151	946,237	13,124	103,178	1,980

Cost of mutual fund shares	$212,581	$10,105	$195	$1,454	$26

	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class 2	Voya Solution 2050 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$20	$13,305	$125,223	$3,622	$114
Total assets	20	13,305	125,223	3,622	114
Net assets	$20	$13,305	$125,223	$3,622	$114

Net assets
Accumulation units	$20	$13,305	$125,223	$3,622	$114
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$20	$13,305	$125,223	$3,622	$114

Total number of mutual fund shares	2,449	1,534,646	14,854,833	447,735	8,610

Cost of mutual fund shares	$27	$17,422	$162,000	$4,673	$130
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Solution 2050 Portfolio - Service Class	Voya Solution 2050 Portfolio - Service Class 2	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service Class 2
Assets
Investments in mutual funds
at fair value	$1,546	$19	$8,468	$44,197	$1,420
Total assets	1,546	19	8,468	44,197	1,420
Net assets	$1,546	$19	$8,468	$44,197	$1,420

Net assets
Accumulation units	$1,546	$19	$8,468	$44,197	$1,420
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,546	$19	$8,468	$44,197	$1,420

Total number of mutual fund shares	119,096	1,512	855,349	4,613,551	149,014

Cost of mutual fund shares	$1,737	$22	$11,251	$59,320	$1,887

	Voya Solution 2060 Portfolio - Initial Class	Voya Solution 2060 Portfolio - Service Class	Voya Solution 2060 Portfolio - Service Class 2	Voya Solution 2065 Portfolio - Initial Class	Voya Solution 2065 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$73	$463	$16	$427	$2,238
Total assets	73	463	16	427	2,238
Net assets	$73	$463	$16	$427	$2,238

Net assets
Accumulation units	$73	$463	$16	$427	$2,238
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$73	$463	$16	$427	$2,238

Total number of mutual fund shares	7,632	49,630	1,771	47,854	251,495

Cost of mutual fund shares	$83	$514	$17	$494	$2,762
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Solution 2065 Portfolio - Service Class 2	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$16	$6,660	$326	$7,945	$27,420
Total assets	16	6,660	326	7,945	27,420
Net assets	$16	$6,660	$326	$7,945	$27,420

Net assets
Accumulation units	$16	$6,660	$326	$7,945	$27,420
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$16	$6,660	$326	$7,945	$27,420

Total number of mutual fund shares	1,847	822,277	35,057	829,359	2,889,435

Cost of mutual fund shares	$19	$8,052	$388	$10,043	$33,244

	Voya Solution Income Portfolio - Service Class 2	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$2,300	$7,141	$16	$37,653	$64,113
Total assets	2,300	7,141	16	37,653	64,113
Net assets	$2,300	$7,141	$16	$37,653	$64,113

Net assets
Accumulation units	$2,300	$7,141	$16	$37,653	$63,680
Contracts in payout (annuitization)	—	—	—	—	433
Total net assets	$2,300	$7,141	$16	$37,653	$64,113

Total number of mutual fund shares	250,008	851,105	1,513	3,164,164	5,503,343

Cost of mutual fund shares	$2,833	$8,485	$16	$38,791	$65,567
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$294	$148,840	$13,380	$155	$9,707
Total assets	294	148,840	13,380	155	9,707
Net assets	$294	$148,840	$13,380	$155	$9,707

Net assets
Accumulation units	$294	$148,161	$13,290	$155	$9,707
Contracts in payout (annuitization)	—	679	90	—	—
Total net assets	$294	$148,840	$13,380	$155	$9,707

Total number of mutual fund shares	15,421	6,827,690	877,981	10,142	607,435

Cost of mutual fund shares	$310	$172,730	$16,762	$147	$11,757

	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$169	$75,770	$1,359	$261,891	$1,141
Total assets	169	75,770	1,359	261,891	1,141
Net assets	$169	$75,770	$1,359	$261,891	$1,141

Net assets
Accumulation units	$169	$74,882	$1,359	$260,094	$1,141
Contracts in payout (annuitization)	—	888	—	1,797	—
Total net assets	$169	$75,770	$1,359	$261,891	$1,141

Total number of mutual fund shares	8,138	3,613,374	33,939	6,395,547	28,126

Cost of mutual fund shares	$137	$64,412	$1,465	$284,447	$1,230
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	VY® Invesco Global Portfolio - Adviser Class	VY® Invesco Global Portfolio - Initial Class	VY® Invesco Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$175	$453,329	$1,807	$152	$18,128
Total assets	175	453,329	1,807	152	18,128
Net assets	$175	$453,329	$1,807	$152	$18,128

Net assets
Accumulation units	$175	$451,225	$1,807	$152	$18,128
Contracts in payout (annuitization)	—	2,104	—	—	—
Total net assets	$175	$453,329	$1,807	$152	$18,128

Total number of mutual fund shares	12,528	29,825,066	127,045	10,499	1,191,092

Cost of mutual fund shares	$224	$516,424	$2,326	$166	$20,917

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$51,265	$205	$1,927	$442,902	$1,234
Total assets	51,265	205	1,927	442,902	1,234
Net assets	$51,265	$205	$1,927	$442,902	$1,234

Net assets
Accumulation units	$50,586	$205	$1,927	$441,412	$1,234
Contracts in payout (annuitization)	679	—	—	1,490	—
Total net assets	$51,265	$205	$1,927	$442,902	$1,234

Total number of mutual fund shares	3,429,161	30,555	224,558	51,742,255	157,580

Cost of mutual fund shares	$59,191	$285	$2,356	$575,373	$1,719
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Target In-Retirement Fund - Class R6	Voya Target Retirement 2025 Fund - Class R6
Assets
Investments in mutual funds
at fair value	$598	$448,706	$2,382	$274	$816
Total assets	598	448,706	2,382	274	816
Net assets	$598	$448,706	$2,382	$274	$816

Net assets
Accumulation units	$598	$447,421	$2,382	$274	$816
Contracts in payout (annuitization)	—	1,285	—	—	—
Total net assets	$598	$448,706	$2,382	$274	$816

Total number of mutual fund shares	12,295	7,623,446	44,231	29,306	78,170

Cost of mutual fund shares	$907	$653,914	$3,626	$292	$892

	Voya Target Retirement 2030 Fund - Class R6	Voya Target Retirement 2035 Fund - Class R6	Voya Target Retirement 2040 Fund - Class R6	Voya Target Retirement 2045 Fund - Class R6	Voya Target Retirement 2050 Fund - Class R6
Assets
Investments in mutual funds
at fair value	$224	$828	$111	$1,472	$96
Total assets	224	828	111	1,472	96
Net assets	$224	$828	$111	$1,472	$96

Net assets
Accumulation units	$224	$828	$111	$1,472	$96
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$224	$828	$111	$1,472	$96

Total number of mutual fund shares	20,728	77,313	9,764	131,458	8,566

Cost of mutual fund shares	$245	$933	$126	$1,687	$107
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Target Retirement 2055 Fund - Class R6	Voya Target Retirement 2060 Fund - Class R6	Voya Target Retirement 2065 Fund - Class R6	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$673	$36	$3	$12,853	$26,567
Total assets	673	36	3	12,853	26,567
Net assets	$673	$36	$3	$12,853	$26,567

Net assets
Accumulation units	$673	$36	$3	$12,853	$26,318
Contracts in payout (annuitization)	—	—	—	—	249
Total net assets	$673	$36	$3	$12,853	$26,567

Total number of mutual fund shares	61,619	3,586	377	671,919	2,523,011

Cost of mutual fund shares	$759	$41	$4	$13,840	$31,388

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$67,029	$54,773	$988	$1,136,069	$257
Total assets	67,029	54,773	988	1,136,069	257
Net assets	$67,029	$54,773	$988	$1,136,069	$257

Net assets
Accumulation units	$66,500	$53,947	$988	$1,086,703	$257
Contracts in payout (annuitization)	529	826	—	49,366	—
Total net assets	$67,029	$54,773	$988	$1,136,069	$257

Total number of mutual fund shares	5,585,867	4,730,065	60,965	67,304,697	15,840

Cost of mutual fund shares	$73,672	$62,584	$1,440	$1,681,302	$366
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$75,197	$10,217	$360,891	$11	$279,654
Total assets	75,197	10,217	360,891	11	279,654
Net assets	$75,197	$10,217	$360,891	$11	$279,654

Net assets
Accumulation units	$74,413	$10,217	$357,211	$11	$278,645
Contracts in payout (annuitization)	784	—	3,680	—	1,009
Total net assets	$75,197	$10,217	$360,891	$11	$279,654

Total number of mutual fund shares	6,842,456	924,651	17,218,549	518	16,156,021

Cost of mutual fund shares	$67,372	$9,321	$379,015	$11	$315,290

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$37	$123,715	$93	$48,696	$55
Total assets	37	123,715	93	48,696	55
Net assets	$37	$123,715	$93	$48,696	$55

Net assets
Accumulation units	$37	$122,990	$93	$48,420	$55
Contracts in payout (annuitization)	—	725	—	276	—
Total net assets	$37	$123,715	$93	$48,696	$55

Total number of mutual fund shares	2,198	6,338,027	4,850	4,913,901	5,569

Cost of mutual fund shares	$40	$136,111	$91	$48,484	$52
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$124,314	$2,945	$241,459	$295	$605
Total assets	124,314	2,945	241,459	295	605
Net assets	$124,314	$2,945	$241,459	$295	$605

Net assets
Accumulation units	$122,699	$2,945	$241,459	$—	$605
Contracts in payout (annuitization)	1,615	—	—	295	—
Total net assets	$124,314	$2,945	$241,459	$295	$605

Total number of mutual fund shares	2,700,206	64,480	9,198,608	11,325	22,932

Cost of mutual fund shares	$116,974	$2,906	$204,755	$241	$535

	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$23,164	$16,958	$191,917	$97,526	$113,620
Total assets	23,164	16,958	191,917	97,526	113,620
Net assets	$23,164	$16,958	$191,917	$97,526	$113,620

Net assets
Accumulation units	$23,164	$16,958	$191,917	$97,526	$112,156
Contracts in payout (annuitization)	—	—	—	—	1,464
Total net assets	$23,164	$16,958	$191,917	$97,526	$113,620

Total number of mutual fund shares	886,850	543,206	17,737,502	7,734,173	8,842,266

Cost of mutual fund shares	$20,386	$18,842	$226,479	$108,530	$148,629
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class R6	Voya MidCap Opportunities Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$116	$22,722	$261,814	$116	$747
Total assets	116	22,722	261,814	116	747
Net assets	$116	$22,722	$261,814	$116	$747

Net assets
Accumulation units	$116	$22,722	$261,814	$116	$747
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$116	$22,722	$261,814	$116	$747

Total number of mutual fund shares	9,477	2,488,738	63,548,423	28,224	260,319

Cost of mutual fund shares	$145	$27,272	$429,577	$116	$1,264

	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger Acorn	Wanger International	Wanger Select
Assets
Investments in mutual funds
at fair value	$52,808	$63	$61,765	$25,822	$38,651
Total assets	52,808	63	61,765	25,822	38,651
Net assets	$52,808	$63	$61,765	$25,822	$38,651

Net assets
Accumulation units	$52,808	$63	$61,765	$25,822	$38,651
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$52,808	$63	$61,765	$25,822	$38,651

Total number of mutual fund shares	3,231,894	4,442	5,640,788	1,477,264	6,224,085

Cost of mutual fund shares	$74,707	$79	$103,693	$35,802	$74,091
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2022
(In thousands, except number of shares)

	American Funds® Washington Mutual Investors Fund℠ - Class R-3	American Funds® Washington Mutual Investors Fund℠ - Class R-4	American Funds® Washington Mutual Investors Fund℠ - Class R-6
Assets
Investments in mutual funds
at fair value	$853	$246,447	$909
Total assets	853	246,447	909
Net assets	$853	$246,447	$909

Net assets
Accumulation units	$853	$246,447	$909
Contracts in payout (annuitization)	—	—	—
Total net assets	$853	$246,447	$909

Total number of mutual fund shares	16,590	4,773,450	17,480

Cost of mutual fund shares	$793	$208,980	$955
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	abrdn Emerging Markets Sustainable Leaders Fund - Institutional Class	Invesco Capital Appreciation Fund - Class A	Invesco Floating Rate ESG Fund - Class R5
Net investment income (loss)
Investment income:
Dividends	$2	$17	$1	$—	$32
Expenses:
Mortality and expense risk charges	1	13	—	1	5
Net investment income (loss)	1	4	1	(1)	27

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	1	—	1	(6)
Capital gains distributions	9	191	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	10	192	—	1	(6)
Net unrealized appreciation
(depreciation) of investments	(18)	(255)	(12)	(29)	(35)
Net realized and unrealized gain (loss)
on investments	(8)	(63)	(12)	(28)	(41)
Net increase (decrease) in net assets
resulting from operations	$(7)	$(59)	$(11)	$(29)	$(14)

	Invesco Main Street Fund - Class A	Invesco Main Street Mid Cap Fund® - Class A	Invesco Small Cap Growth Fund - Class A	Invesco EQV International Equity Fund - Class R5	Invesco International Small-Mid Company Fund - Class Y
Net investment income (loss)
Investment income:
Dividends	$16	$5	$—	$1	$2
Expenses:
Mortality and expense risk charges	18	39	2	3	10
Net investment income (loss)	(2)	(34)	(2)	(2)	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	65	(3)	(66)	(8)
Capital gains distributions	53	133	6	64	3
Total realized gain (loss) on investments
and capital gains distributions	50	198	3	(2)	(5)
Net unrealized appreciation
(depreciation) of investments	(480)	(844)	(92)	(158)	(387)
Net realized and unrealized gain (loss)
on investments	(430)	(646)	(89)	(160)	(392)
Net increase (decrease) in net assets
resulting from operations	$(432)	$(680)	$(91)	$(162)	$(400)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Invesco Oppenheimer International Growth Fund - Class Y	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class R6	Invesco Developing Markets Fund - Class Y	Invesco Health Care Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$—	$846	$7	$316	$—
Expenses:
Mortality and expense risk charges	3	1,632	—	162	1
Net investment income (loss)	(3)	(786)	7	154	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10)	1,568	(24)	(86)	(21)
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(10)	1,568	(24)	(86)	(21)
Net unrealized appreciation
(depreciation) of investments	(118)	(54,779)	(36)	(11,635)	3
Net realized and unrealized gain (loss)
on investments	(128)	(53,211)	(60)	(11,721)	(18)
Net increase (decrease) in net assets
resulting from operations	$(131)	$(53,997)	$(53)	$(11,567)	$(19)

	Invesco International Bond Fund - Class A	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Gold & Special Minerals Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$24	$4	$6	$1
Expenses:
Mortality and expense risk charges	—	5	10	4	1
Net investment income (loss)	—	19	(6)	2	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(12)	40	47	3
Capital gains distributions	—	—	181	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	(12)	221	47	3
Net unrealized appreciation
(depreciation) of investments	—	(58)	(263)	103	(24)
Net realized and unrealized gain (loss)
on investments	—	(70)	(42)	150	(21)
Net increase (decrease) in net assets
resulting from operations	$—	$(51)	$(48)	$152	$(21)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Global Fund - Series I
Net investment income (loss)
Investment income:
Dividends	$—	$—	$273	$—	$—
Expenses:
Mortality and expense risk charges	1	352	320	—	3
Net investment income (loss)	(1)	(352)	(47)	—	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13)	671	(371)	—	15
Capital gains distributions	12	8,525	4,640	5	51
Total realized gain (loss) on investments
and capital gains distributions	(1)	9,196	4,269	5	66
Net unrealized appreciation
(depreciation) of investments	4	(22,534)	(11,974)	(13)	(194)
Net realized and unrealized gain (loss)
on investments	3	(13,338)	(7,705)	(8)	(128)
Net increase (decrease) in net assets
resulting from operations	$2	$(13,690)	$(7,752)	$(8)	$(131)

	Invesco V.I. Global Strategic Income Fund - Series I	Invesco V.I. Main Street Fund - Series I	Invesco V.I. Main Street Small Cap Fund - Series I	Alger Capital Appreciation Fund - Class A	Alger Responsible Investing Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$1	$172	$—	$—
Expenses:
Mortality and expense risk charges	1	1	263	1	114
Net investment income (loss)	(1)	—	(91)	(1)	(114)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(1)	274	(42)	288
Capital gains distributions	—	18	3,730	2	74
Total realized gain (loss) on investments
and capital gains distributions	(1)	17	4,004	(40)	362
Net unrealized appreciation
(depreciation) of investments	(10)	(30)	(9,865)	(28)	(4,741)
Net realized and unrealized gain (loss)
on investments	(11)	(13)	(5,861)	(68)	(4,379)
Net increase (decrease) in net assets
resulting from operations	$(12)	$(13)	$(5,952)	$(69)	$(4,493)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Allspring Small Company Growth Fund - Administrator Class	Allspring Small Company Value Fund - Class A	Allspring Special Small Cap Value Fund - Class A	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$729	$131	$710
Expenses:
Mortality and expense risk charges	120	2	1,203	722	726
Net investment income (loss)	(120)	(2)	(474)	(591)	(16)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(737)	2	2,895	3,277	1,632
Capital gains distributions	992	7	5,369	2,682	4,967
Total realized gain (loss) on investments
and capital gains distributions	255	9	8,264	5,959	6,599
Net unrealized appreciation
(depreciation) of investments	(3,498)	(34)	(26,131)	(25,477)	(14,949)
Net realized and unrealized gain (loss)
on investments	(3,243)	(25)	(17,867)	(19,518)	(8,350)
Net increase (decrease) in net assets
resulting from operations	$(3,363)	$(27)	$(18,341)	$(20,109)	$(8,366)

	American Funds® American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Mid Cap Value Fund - R6 Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Disciplined Core Value Fund - A Class
Net investment income (loss)
Investment income:
Dividends	$17	$2	$31	$2,687	$203
Expenses:
Mortality and expense risk charges	9	1	2	325	155
Net investment income (loss)	8	1	29	2,362	48

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	29	1	(16)	51	(150)
Capital gains distributions	9	19	159	—	—
Total realized gain (loss) on investments
and capital gains distributions	38	20	143	51	(150)
Net unrealized appreciation
(depreciation) of investments	(263)	(34)	(157)	(8,306)	(1,943)
Net realized and unrealized gain (loss)
on investments	(225)	(14)	(14)	(8,255)	(2,093)
Net increase (decrease) in net assets
resulting from operations	$(217)	$(13)	$15	$(5,893)	$(2,045)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	American Funds® Fundamental Investors® - Class R-3	American Funds® Fundamental Investors® - Class R-4	American Funds® American Mutual Fund® - Class R-4	American Funds® American Mutual Fund® - Class R-6	AMG River Road Mid Cap Value Fund - Class N
Net investment income (loss)
Investment income:
Dividends	$11	$1,738	$48	$13	$180
Expenses:
Mortality and expense risk charges	4	1,086	24	1	179
Net investment income (loss)	7	652	24	12	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	2,065	69	—	(3,645)
Capital gains distributions	30	3,777	72	25	1,525
Total realized gain (loss) on investments
and capital gains distributions	24	5,842	141	25	(2,120)
Net unrealized appreciation
(depreciation) of investments	(250)	(31,659)	(303)	(11)	(56)
Net realized and unrealized gain (loss)
on investments	(226)	(25,817)	(162)	14	(2,176)
Net increase (decrease) in net assets
resulting from operations	$(219)	$(25,165)	$(138)	$26	$(2,175)

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Institutional Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares
Net investment income (loss)
Investment income:
Dividends	$—	$—	$42	$95	$17
Expenses:
Mortality and expense risk charges	1	—	109	81	9
Net investment income (loss)	(1)	—	(67)	14	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	—	131	(179)	(12)
Capital gains distributions	6	—	771	96	136
Total realized gain (loss) on investments
and capital gains distributions	10	—	902	(83)	124
Net unrealized appreciation
(depreciation) of investments	(20)	(1)	(3,367)	(2,011)	(195)
Net realized and unrealized gain (loss)
on investments	(10)	(1)	(2,465)	(2,094)	(71)
Net increase (decrease) in net assets
resulting from operations	$(11)	$(1)	$(2,532)	$(2,080)	$(63)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid-Cap Value Fund - Institutional Shares	BlackRock Mid-Cap Value Fund - Investor A Shares	American Funds® The Bond Fund of America® - Class R-4
Net investment income (loss)
Investment income:
Dividends	$73	$120	$5	$171	$552
Expenses:
Mortality and expense risk charges	151	342	5	199	202
Net investment income (loss)	(78)	(222)	—	(28)	350

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	66	669	7	14	(499)
Capital gains distributions	833	2,402	16	673	26
Total realized gain (loss) on investments
and capital gains distributions	899	3,071	23	687	(473)
Net unrealized appreciation
(depreciation) of investments	(1,724)	(5,550)	(46)	(1,702)	(3,140)
Net realized and unrealized gain (loss)
on investments	(825)	(2,479)	(23)	(1,015)	(3,613)
Net increase (decrease) in net assets
resulting from operations	$(903)	$(2,701)	$(23)	$(1,043)	$(3,263)

	Calvert US Large-Cap Core Responsible Index Fund - Class A	Calvert VP SRI Balanced Portfolio	American Funds® Capital Income Builder® - Class R-4	American Funds® Capital World Bond Fund® - Class R-6	American Funds® Capital World Growth and Income Fund® - Class R-3
Net investment income (loss)
Investment income:
Dividends	$—	$645	$334	$7	$11
Expenses:
Mortality and expense risk charges	—	542	100	—	3
Net investment income (loss)	—	103	234	7	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	702	58	(1)	33
Capital gains distributions	—	5,114	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	5,816	58	(1)	33
Net unrealized appreciation
(depreciation) of investments	(8)	(15,988)	(1,110)	(33)	(173)
Net realized and unrealized gain (loss)
on investments	(8)	(10,172)	(1,052)	(34)	(140)
Net increase (decrease) in net assets
resulting from operations	$(8)	$(10,069)	$(818)	$(27)	$(132)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.	Columbia Acorn® Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$145	$267	$—	$46	$1
Expenses:
Mortality and expense risk charges	61	96	1	77	—
Net investment income (loss)	84	171	(1)	(31)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	222	73	(3)	(127)	—
Capital gains distributions	217	334	5	436	3
Total realized gain (loss) on investments
and capital gains distributions	439	407	2	309	3
Net unrealized appreciation
(depreciation) of investments	(2,287)	(3,540)	(37)	(1,204)	(14)
Net realized and unrealized gain (loss)
on investments	(1,848)	(3,133)	(35)	(895)	(11)
Net increase (decrease) in net assets
resulting from operations	$(1,764)	$(2,962)	$(36)	$(926)	$(10)

	Columbia Large Cap Value Fund - Advisor Class	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$204	$—	$1	$—	$29
Expenses:
Mortality and expense risk charges	121	—	1	—	38
Net investment income (loss)	83	—	—	—	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	116	(7)	6	—	132
Capital gains distributions	882	—	1	9	135
Total realized gain (loss) on investments
and capital gains distributions	998	(7)	7	9	267
Net unrealized appreciation
(depreciation) of investments	(1,879)	3	(19)	(64)	(896)
Net realized and unrealized gain (loss)
on investments	(881)	(4)	(12)	(55)	(629)
Net increase (decrease) in net assets
resulting from operations	$(798)	$(4)	$(12)	$(55)	$(638)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	DWS Equity 500 Index Fund - Class S	DWS Small Cap Growth Fund - Class S	DFA Emerging Markets Core Equity Portfolio - Institutional Class	DFA Inflation-Protected Securities Portfolio - Institutional Class	DFA Real Estate Securities Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$18	$—	$—	$99	$7
Expenses:
Mortality and expense risk charges	14	—	—	2	—
Net investment income (loss)	4	—	—	97	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(24)	2	—	(14)	(16)
Capital gains distributions	152	—	—	—	11
Total realized gain (loss) on investments
and capital gains distributions	128	2	—	(14)	(5)
Net unrealized appreciation
(depreciation) of investments	(433)	(13)	(1)	(209)	(63)
Net realized and unrealized gain (loss)
on investments	(305)	(11)	(1)	(223)	(68)
Net increase (decrease) in net assets
resulting from operations	$(301)	$(11)	$(1)	$(126)	$(61)

	DFA Social Fixed Income Portfolio - Institutional Class	DFA U.S. Targeted Value Portfolio - Institutional Class	DFA U.S. Large Company Portfolio - Institutional Class	Dodge & Cox International Stock Fund - Class I Shares	Dodge & Cox Stock Fund - Class I Shares
Net investment income (loss)
Investment income:
Dividends	$1	$2	$9	$1	$5
Expenses:
Mortality and expense risk charges	—	—	1	1	3
Net investment income (loss)	1	2	8	—	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	(11)	8	44
Capital gains distributions	—	4	32	—	13
Total realized gain (loss) on investments
and capital gains distributions	—	4	21	8	57
Net unrealized appreciation
(depreciation) of investments	(2)	(11)	(135)	(10)	(85)
Net realized and unrealized gain (loss)
on investments	(2)	(7)	(114)	(2)	(28)
Net increase (decrease) in net assets
resulting from operations	$(1)	$(5)	$(106)	$(2)	$(26)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Eaton Vance Large-Cap Value Fund - Class R Shares	American Funds® EuroPacific Growth Fund® - Class R-3	American Funds® EuroPacific Growth Fund® - Class R-4	American Funds® EuroPacific Growth Fund® - Class R-6	Federated Hermes International Leaders Fund - Institutional Shares
Net investment income (loss)
Investment income:
Dividends	$—	$11	$3,080	$6	$1
Expenses:
Mortality and expense risk charges	—	8	2,314	—	—
Net investment income (loss)	—	3	766	6	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(43)	4,208	(4)	1
Capital gains distributions	—	8	1,446	1	1
Total realized gain (loss) on investments
and capital gains distributions	—	(35)	5,654	(3)	2
Net unrealized appreciation
(depreciation) of investments	—	(425)	(88,283)	(46)	(5)
Net realized and unrealized gain (loss)
on investments	—	(460)	(82,629)	(49)	(3)
Net increase (decrease) in net assets
resulting from operations	$—	$(457)	$(81,863)	$(43)	$(2)

	Fidelity® 500 Index Fund	Fidelity Advisor® New Insights Fund - Class I	Fidelity® Mid Cap Index Fund	Fidelity® Small Cap Index Fund	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$59	$11	$33	$24	$4,807
Expenses:
Mortality and expense risk charges	5	21	2	2	2,504
Net investment income (loss)	54	(10)	31	22	2,303

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(37)	(26)	(40)	(18)	2,775
Capital gains distributions	—	204	7	—	8,436
Total realized gain (loss) on investments
and capital gains distributions	(37)	178	(33)	(18)	11,211
Net unrealized appreciation
(depreciation) of investments	(493)	(942)	(174)	(176)	(30,022)
Net realized and unrealized gain (loss)
on investments	(530)	(764)	(207)	(194)	(18,811)
Net increase (decrease) in net assets
resulting from operations	$(476)	$(774)	$(176)	$(172)	$(16,508)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$3,011	$416	$246	$6,796	$5,508
Expenses:
Mortality and expense risk charges	4,631	93	242	12,583	3,940
Net investment income (loss)	(1,620)	323	4	(5,787)	1,568

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	28,407	(92)	370	56,735	17,033
Capital gains distributions	36,294	—	215	64,567	2,898
Total realized gain (loss) on investments
and capital gains distributions	64,701	(92)	585	121,302	19,931
Net unrealized appreciation
(depreciation) of investments	(214,770)	(1,341)	(8,241)	(583,387)	(105,147)
Net realized and unrealized gain (loss)
on investments	(150,069)	(1,433)	(7,656)	(462,085)	(85,216)
Net increase (decrease) in net assets
resulting from operations	$(151,689)	$(1,110)	$(7,652)	$(467,872)	$(83,648)

	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$312	$12	$1	$3	$—
Expenses:
Mortality and expense risk charges	179	5	3	1	1
Net investment income (loss)	133	7	(2)	2	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(175)	(13)	(15)	36	(6)
Capital gains distributions	1,025	58	—	—	10
Total realized gain (loss) on investments
and capital gains distributions	850	45	(15)	36	4
Net unrealized appreciation
(depreciation) of investments	(3,760)	(98)	(22)	14	(104)
Net realized and unrealized gain (loss)
on investments	(2,910)	(53)	(37)	50	(100)
Net increase (decrease) in net assets
resulting from operations	$(2,777)	$(46)	$(39)	$52	$(101)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Franklin Small Cap Value Fund - Class R6	Goldman Sachs Mid Cap Growth Fund - Investor Shares	American Funds® The Growth Fund of America® - Class R-3	American Funds® The Growth Fund of America® - Class R-4
Net investment income (loss)
Investment income:
Dividends	$1,102	$5	$—	$—	$1,119
Expenses:
Mortality and expense risk charges	991	1	1	50	4,714
Net investment income (loss)	111	4	(1)	(50)	(3,595)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,276)	—	(10)	235	17,260
Capital gains distributions	20,803	15	11	208	15,354
Total realized gain (loss) on investments
and capital gains distributions	17,527	15	1	443	32,614
Net unrealized appreciation
(depreciation) of investments	(31,280)	(31)	(53)	(3,170)	(229,723)
Net realized and unrealized gain (loss)
on investments	(13,753)	(16)	(52)	(2,727)	(197,109)
Net increase (decrease) in net assets
resulting from operations	$(13,642)	$(12)	$(53)	$(2,777)	$(200,704)

	American Funds® The Growth Fund of America® - Class R-6	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend and Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	American Funds® The Income Fund of America® - Class R-3
Net investment income (loss)
Investment income:
Dividends	$3	$—	$—	$12	$10
Expenses:
Mortality and expense risk charges	—	—	—	20	2
Net investment income (loss)	3	—	—	(8)	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	—	—	(15)	13
Capital gains distributions	14	—	—	—	11
Total realized gain (loss) on investments
and capital gains distributions	5	—	—	(15)	24
Net unrealized appreciation
(depreciation) of investments	(64)	—	(1)	(447)	(69)
Net realized and unrealized gain (loss)
on investments	(59)	—	(1)	(462)	(45)
Net increase (decrease) in net assets
resulting from operations	$(56)	$—	$(1)	$(470)	$(37)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Delaware Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares
Net investment income (loss)
Investment income:
Dividends	$—	$2	$1	$—	$1
Expenses:
Mortality and expense risk charges	263	2	4	—	1
Net investment income (loss)	(263)	—	(3)	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(432)	5	3	—	5
Capital gains distributions	5,225	5	50	—	6
Total realized gain (loss) on investments
and capital gains distributions	4,793	10	53	—	11
Net unrealized appreciation
(depreciation) of investments	(15,949)	(44)	(113)	(2)	(26)
Net realized and unrealized gain (loss)
on investments	(11,156)	(34)	(60)	(2)	(15)
Net increase (decrease) in net assets
resulting from operations	$(11,419)	$(34)	$(63)	$(2)	$(15)

	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Class I Shares	JPMorgan Equity Income Fund - Class R6 Shares	JPMorgan Government Bond Fund - Class I Shares	JPMorgan Government Bond Fund - Class R6 Shares
Net investment income (loss)
Investment income:
Dividends	$—	$240	$27	$80	$6
Expenses:
Mortality and expense risk charges	1	60	2	17	—
Net investment income (loss)	(1)	180	25	63	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	400	(1)	(47)	—
Capital gains distributions	11	225	30	—	—
Total realized gain (loss) on investments
and capital gains distributions	11	625	29	(47)	—
Net unrealized appreciation
(depreciation) of investments	(37)	(1,039)	(10)	(540)	(32)
Net realized and unrealized gain (loss)
on investments	(26)	(414)	19	(587)	(32)
Net increase (decrease) in net assets
resulting from operations	$(27)	$(234)	$44	$(524)	$(26)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	JPMorgan Large Cap Growth Fund - Class R6 Shares	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class
Net investment income (loss)
Investment income:
Dividends	$11	$20	$—	$1	$27
Expenses:
Mortality and expense risk charges	2	13	4	1	96
Net investment income (loss)	9	7	(4)	—	(69)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(39)	(29)	(35)	—	(417)
Capital gains distributions	49	54	36	3	1,056
Total realized gain (loss) on investments
and capital gains distributions	10	25	1	3	639
Net unrealized appreciation
(depreciation) of investments	(255)	(250)	(118)	(16)	(2,063)
Net realized and unrealized gain (loss)
on investments	(245)	(225)	(117)	(13)	(1,424)
Net increase (decrease) in net assets
resulting from operations	$(236)	$(218)	$(121)	$(13)	$(1,493)

	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$18	$—	$1	$325	$5
Expenses:
Mortality and expense risk charges	12	—	—	104	5
Net investment income (loss)	6	—	1	221	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13)	(41)	—	(144)	3
Capital gains distributions	—	—	—	—	37
Total realized gain (loss) on investments
and capital gains distributions	(13)	(41)	—	(144)	40
Net unrealized appreciation
(depreciation) of investments	(49)	5	(4)	(720)	(114)
Net realized and unrealized gain (loss)
on investments	(62)	(36)	(4)	(864)	(74)
Net increase (decrease) in net assets
resulting from operations	$(56)	$(36)	$(3)	$(643)	$(74)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	MainStay CBRE Real Estate Fund - Class A	Massachusetts Investors Growth Stock Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$—	$514	$13	$—
Expenses:
Mortality and expense risk charges	2	—	602	2	1
Net investment income (loss)	(2)	—	(88)	11	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	2	1,531	—	1
Capital gains distributions	7	—	3,920	88	3
Total realized gain (loss) on investments
and capital gains distributions	5	2	5,451	88	4
Net unrealized appreciation
(depreciation) of investments	(48)	(5)	(14,136)	(217)	(25)
Net realized and unrealized gain (loss)
on investments	(43)	(3)	(8,685)	(129)	(21)
Net increase (decrease) in net assets
resulting from operations	$(45)	$(3)	$(8,773)	$(118)	$(22)

	Metropolitan West Total Return Bond Fund - Class I Shares	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® New Discovery Fund - Class R3	MFS® International Intrinsic Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class Shares
Net investment income (loss)
Investment income:
Dividends	$3	$547	$—	$5	$—
Expenses:
Mortality and expense risk charges	—	179	5	6	6
Net investment income (loss)	3	368	(5)	(1)	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(312)	(42)	(3)	(1)
Capital gains distributions	—	—	—	73	48
Total realized gain (loss) on investments
and capital gains distributions	—	(312)	(42)	70	47
Net unrealized appreciation
(depreciation) of investments	(21)	(3,872)	(139)	(254)	(206)
Net realized and unrealized gain (loss)
on investments	(21)	(4,184)	(181)	(184)	(159)
Net increase (decrease) in net assets
resulting from operations	$(18)	$(3,816)	$(186)	$(185)	$(165)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	Neuberger Berman Sustainable Equity Fund - Trust Class Shares	American Funds® New Perspective Fund® - Class R-3	American Funds® New Perspective Fund® - Class R-4	American Funds® New Perspective Fund® - Class R-6
Net investment income (loss)
Investment income:
Dividends	$—	$—	$5	$2,070	$49
Expenses:
Mortality and expense risk charges	—	148	6	2,300	4
Net investment income (loss)	—	(148)	(1)	(230)	45

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	145	36	8,866	(58)
Capital gains distributions	2	1,255	42	8,835	134
Total realized gain (loss) on investments
and capital gains distributions	2	1,400	78	17,701	76
Net unrealized appreciation
(depreciation) of investments	(6)	(4,782)	(528)	(118,021)	(672)
Net realized and unrealized gain (loss)
on investments	(4)	(3,382)	(450)	(100,320)	(596)
Net increase (decrease) in net assets
resulting from operations	$(4)	$(3,530)	$(451)	$(100,550)	$(551)

	American Funds® New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Parnassus Core Equity Fund℠ - Investor Shares	Impax Global Environmental Markets Fund - Institutional Class	Impax Sustainable Allocation Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$7	$43	$203	$—	$473
Expenses:
Mortality and expense risk charges	7	26	220	—	435
Net investment income (loss)	—	17	(17)	—	38

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	(1)	2,230	—	130
Capital gains distributions	—	100	3,816	—	1,810
Total realized gain (loss) on investments
and capital gains distributions	6	99	6,046	—	1,940
Net unrealized appreciation
(depreciation) of investments	(188)	(283)	(17,041)	—	(10,291)
Net realized and unrealized gain (loss)
on investments	(182)	(184)	(10,995)	—	(8,351)
Net increase (decrease) in net assets
resulting from operations	$(182)	$(167)	$(11,012)	$—	$(8,313)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y Shares	Pioneer High Yield Fund - Class A Shares	Pioneer Balanced ESG Fund - Class K Shares
Net investment income (loss)
Investment income:
Dividends	$4,641	$5,209	$73	$16	$2
Expenses:
Mortality and expense risk charges	123	607	16	2	—
Net investment income (loss)	4,518	4,602	57	14	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(265)	(997)	60	(12)	—
Capital gains distributions	—	—	313	—	2
Total realized gain (loss) on investments
and capital gains distributions	(265)	(997)	373	(12)	2
Net unrealized appreciation
(depreciation) of investments	(5,248)	(13,867)	(782)	(43)	(7)
Net realized and unrealized gain (loss)
on investments	(5,513)	(14,864)	(409)	(55)	(5)
Net increase (decrease) in net assets
resulting from operations	$(995)	$(10,262)	$(352)	$(41)	$(3)

	Pioneer Strategic Income Fund - Class A Shares	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	PGIM High Yield Fund - Class R6	PGIM Jennison Utility Fund - Class Z
Net investment income (loss)
Investment income:
Dividends	$24	$—	$697	$30	$4
Expenses:
Mortality and expense risk charges	6	—	140	1	2
Net investment income (loss)	18	—	557	29	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(37)	—	(206)	—	7
Capital gains distributions	—	—	—	—	16
Total realized gain (loss) on investments
and capital gains distributions	(37)	—	(206)	—	23
Net unrealized appreciation
(depreciation) of investments	(115)	—	(2,241)	(70)	(30)
Net realized and unrealized gain (loss)
on investments	(152)	—	(2,447)	(70)	(7)
Net increase (decrease) in net assets
resulting from operations	$(134)	$—	$(1,890)	$(41)	$(5)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Royce Small-Cap Total Return Fund - Service Class	Ave Maria Rising Dividend Fund	American Funds® SMALLCAP World Fund® - Class R-4	American Funds® SMALLCAP World Fund® - Class R-6	T. Rowe Price Large-Cap Growth Fund - I Class
Net investment income (loss)
Investment income:
Dividends	$—	$103	$—	$2	$—
Expenses:
Mortality and expense risk charges	—	71	288	1	4
Net investment income (loss)	—	32	(288)	1	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	66	1,184	(40)	(31)
Capital gains distributions	1	438	—	—	142
Total realized gain (loss) on investments
and capital gains distributions	—	504	1,184	(40)	111
Net unrealized appreciation
(depreciation) of investments	(1)	(1,005)	(14,202)	(48)	(1,182)
Net realized and unrealized gain (loss)
on investments	(1)	(501)	(13,018)	(88)	(1,071)
Net increase (decrease) in net assets
resulting from operations	$(1)	$(469)	$(13,306)	$(87)	$(1,075)

	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class
Net investment income (loss)
Investment income:
Dividends	$1	$8	$224	$2	$816
Expenses:
Mortality and expense risk charges	2	7	85	1	69
Net investment income (loss)	(1)	1	139	1	747

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	13	(231)	(1)	(773)
Capital gains distributions	35	51	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	42	64	(231)	(1)	(773)
Net unrealized appreciation
(depreciation) of investments	(70)	(169)	(1,547)	(7)	(1,062)
Net realized and unrealized gain (loss)
on investments	(28)	(105)	(1,778)	(8)	(1,835)
Net increase (decrease) in net assets
resulting from operations	$(29)	$(104)	$(1,639)	$(7)	$(1,088)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Touchstone Small Company Fund - Class R6	Touchstone Value Fund - Institutional Class	USAA Intermediate-Term Bond Fund - Class A Shares
Net investment income (loss)
Investment income:
Dividends	$3,300	$1	$—	$1	$—
Expenses:
Mortality and expense risk charges	627	1	1	—	—
Net investment income (loss)	2,673	—	(1)	1	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4,212)	(4)	(7)	—	—
Capital gains distributions	—	5	11	4	—
Total realized gain (loss) on investments
and capital gains distributions	(4,212)	1	4	4	—
Net unrealized appreciation
(depreciation) of investments	(3,541)	(24)	(46)	(5)	—
Net realized and unrealized gain (loss)
on investments	(7,753)	(23)	(42)	(1)	—
Net increase (decrease) in net assets
resulting from operations	$(5,080)	$(23)	$(43)	$—	$—

	USAA Precious Metals and Minerals Fund - Class A Shares	Vanguard® Total Bond Market Index Fund - Admiral™ Shares	Vanguard® Explorer™ Fund - Admiral™ Shares	Vanguard® Equity Income Fund - Admiral™ Shares	Vanguard® Federal Money Market Fund - Investor Shares
Net investment income (loss)
Investment income:
Dividends	$167	$4	$2	$49	$10
Expenses:
Mortality and expense risk charges	202	2	—	2	1
Net investment income (loss)	(35)	2	2	47	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,517)	(1)	—	(2)	—
Capital gains distributions	—	—	16	132	—
Total realized gain (loss) on investments
and capital gains distributions	(1,517)	(1)	16	130	—
Net unrealized appreciation
(depreciation) of investments	(1,673)	(30)	(59)	(108)	—
Net realized and unrealized gain (loss)
on investments	(3,190)	(31)	(43)	22	—
Net increase (decrease) in net assets
resulting from operations	$(3,225)	$(29)	$(41)	$69	$9
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Vanguard® Total International Stock Index Fund - Admiral™ Shares	Vanguard® International Value Fund - Investor Shares	Vanguard® Variable Insurance Fund - Diversified Value Portfolio	Vanguard® Variable Insurance Fund - Equity Income Portfolio	Vanguard® Variable Insurance Fund - Small Company Growth Portfolio
Net investment income (loss)
Investment income:
Dividends	$17	$19	$1	$4	$—
Expenses:
Mortality and expense risk charges	2	1	1	2	1
Net investment income (loss)	15	18	—	2	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13)	(1)	2	—	—
Capital gains distributions	—	—	11	15	18
Total realized gain (loss) on investments
and capital gains distributions	(13)	(1)	13	15	18
Net unrealized appreciation
(depreciation) of investments	(79)	(9)	(31)	(20)	(39)
Net realized and unrealized gain (loss)
on investments	(92)	(10)	(18)	(5)	(21)
Net increase (decrease) in net assets
resulting from operations	$(77)	$8	$(18)	$(3)	$(22)

	Vanguard® FTSE Social Index Fund - Institutional Shares	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Established Value Fund - Class R6	Victory Sycamore Small Company Opportunity Fund - Class R
Net investment income (loss)
Investment income:
Dividends	$31	$—	$172	$10	$—
Expenses:
Mortality and expense risk charges	3	—	140	1	—
Net investment income (loss)	28	—	32	9	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(57)	(9)	190	—	—
Capital gains distributions	—	5	882	52	1
Total realized gain (loss) on investments
and capital gains distributions	(57)	(4)	1,072	52	1
Net unrealized appreciation
(depreciation) of investments	(357)	1	(1,527)	(56)	(1)
Net realized and unrealized gain (loss)
on investments	(414)	(3)	(455)	(4)	—
Net increase (decrease) in net assets
resulting from operations	$(386)	$(3)	$(423)	$5	$—
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Virtus NFJ Dividend Value Fund - Class A	Virtus NFJ Large-Cap Value Fund - Institutional Class	Virtus NFJ Small-Cap Value Fund - Class A	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$3	$—	$—	$3,391	$1
Expenses:
Mortality and expense risk charges	2	—	—	2,076	—
Net investment income (loss)	1	—	—	1,315	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(17)	—	—	7,777	(1)
Capital gains distributions	18	1	1	24,167	3
Total realized gain (loss) on investments
and capital gains distributions	1	1	1	31,944	2
Net unrealized appreciation
(depreciation) of investments	(30)	(2)	(3)	(74,420)	(5)
Net realized and unrealized gain (loss)
on investments	(29)	(1)	(2)	(42,476)	(3)
Net increase (decrease) in net assets
resulting from operations	$(28)	$(1)	$(2)	$(41,161)	$(2)

	Voya Large-Cap Growth Fund - Class R6	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Fund - Class R6
Net investment income (loss)
Investment income:
Dividends	$—	$38	$72	$11	$93
Expenses:
Mortality and expense risk charges	1	9	35	3	4
Net investment income (loss)	(1)	29	37	8	89

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(35)	(12)	(47)	(4)	(14)
Capital gains distributions	113	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	78	(12)	(47)	(4)	(14)
Net unrealized appreciation
(depreciation) of investments	(222)	(68)	(437)	(75)	(405)
Net realized and unrealized gain (loss)
on investments	(144)	(80)	(484)	(79)	(419)
Net increase (decrease) in net assets
resulting from operations	$(145)	$(51)	$(447)	$(71)	$(330)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$4,187	$10,476	$43	$156	$1
Expenses:
Mortality and expense risk charges	1,778	2,997	6	40	—
Net investment income (loss)	2,409	7,479	37	116	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(6,598)	(22)	(124)	—
Capital gains distributions	—	1,062	5	382	—
Total realized gain (loss) on investments
and capital gains distributions	—	(5,536)	(17)	258	—
Net unrealized appreciation
(depreciation) of investments	—	(66,834)	(307)	(1,408)	(4)
Net realized and unrealized gain (loss)
on investments	—	(72,370)	(324)	(1,150)	(4)
Net increase (decrease) in net assets
resulting from operations	$2,409	$(64,891)	$(287)	$(1,034)	$(3)

	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$5,466	$—	$—	$—	$—
Expenses:
Mortality and expense risk charges	692	—	4,930	52	—
Net investment income (loss)	4,774	—	(4,930)	(52)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,181)	(4)	(17,463)	(413)	(1)
Capital gains distributions	—	31	194,795	2,319	8
Total realized gain (loss) on investments
and capital gains distributions	(1,181)	27	177,332	1,906	7
Net unrealized appreciation
(depreciation) of investments	(17,598)	(58)	(406,184)	(4,516)	(8)
Net realized and unrealized gain (loss)
on investments	(18,779)	(31)	(228,852)	(2,610)	(1)
Net increase (decrease) in net assets
resulting from operations	$(14,005)	$(31)	$(233,782)	$(2,662)	$(1)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$4,698	$16	$—	$578	$—
Expenses:
Mortality and expense risk charges	2,998	9	—	196	—
Net investment income (loss)	1,700	7	—	382	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6,858)	(163)	—	1,725	—
Capital gains distributions	178,925	643	—	4,588	—
Total realized gain (loss) on investments
and capital gains distributions	172,067	480	—	6,313	—
Net unrealized appreciation
(depreciation) of investments	(187,457)	(534)	—	(16,894)	(2)
Net realized and unrealized gain (loss)
on investments	(15,390)	(54)	—	(10,581)	(2)
Net increase (decrease) in net assets
resulting from operations	$(13,690)	$(47)	$—	$(10,199)	$(2)

	VY® CBRE Global Real Estate Portfolio - Institutional Class	VY® CBRE Real Estate Portfolio - Adviser Class	VY® CBRE Real Estate Portfolio - Institutional Class	VY® CBRE Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$2,105	$1	$22	$626	$636
Expenses:
Mortality and expense risk charges	498	—	11	360	177
Net investment income (loss)	1,607	1	11	266	459

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(113)	—	244	281	(923)
Capital gains distributions	3,257	8	202	6,664	5,256
Total realized gain (loss) on investments
and capital gains distributions	3,144	8	446	6,945	4,333
Net unrealized appreciation
(depreciation) of investments	(24,346)	(24)	(770)	(20,727)	(7,354)
Net realized and unrealized gain (loss)
on investments	(21,202)	(16)	(324)	(13,782)	(3,021)
Net increase (decrease) in net assets
resulting from operations	$(19,595)	$(15)	$(313)	$(13,516)	$(2,562)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$405	$—	$—	$—	$—
Expenses:
Mortality and expense risk charges	285	—	135	208	—
Net investment income (loss)	120	—	(135)	(208)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(49)	(28)	(70)	(665)	—
Capital gains distributions	4,027	22	3,425	5,704	1
Total realized gain (loss) on investments
and capital gains distributions	3,978	(6)	3,355	5,039	1
Net unrealized appreciation
(depreciation) of investments	(6,336)	(23)	(7,422)	(11,893)	(1)
Net realized and unrealized gain (loss)
on investments	(2,358)	(29)	(4,067)	(6,854)	—
Net increase (decrease) in net assets
resulting from operations	$(2,238)	$(29)	$(4,202)	$(7,062)	$—

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$4	$—	$4	$26	$8,463
Expenses:
Mortality and expense risk charges	259	382	1	2	2,476
Net investment income (loss)	(255)	(382)	3	24	5,987

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(929)	(272)	—	(4)	(1,812)
Capital gains distributions	10,261	7,033	54	163	67,847
Total realized gain (loss) on investments
and capital gains distributions	9,332	6,761	54	159	66,035
Net unrealized appreciation
(depreciation) of investments	(21,301)	(14,892)	(115)	(282)	(147,833)
Net realized and unrealized gain (loss)
on investments	(11,969)	(8,131)	(61)	(123)	(81,798)
Net increase (decrease) in net assets
resulting from operations	$(12,224)	$(8,513)	$(58)	$(99)	$(75,811)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$14,793	$10	$2,018	$—	$85
Expenses:
Mortality and expense risk charges	11,022	2	755	—	38
Net investment income (loss)	3,771	8	1,263	—	47

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6,507	(27)	(3,731)	5	(1,422)
Capital gains distributions	143,819	67	11,023	6	945
Total realized gain (loss) on investments
and capital gains distributions	150,326	40	7,292	11	(477)
Net unrealized appreciation
(depreciation) of investments	(324,268)	(75)	(13,347)	(25)	(1,194)
Net realized and unrealized gain (loss)
on investments	(173,942)	(35)	(6,055)	(14)	(1,671)
Net increase (decrease) in net assets
resulting from operations	$(170,171)	$(27)	$(4,792)	$(14)	$(1,624)

	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$2	$48	$3	$1,581	$11
Expenses:
Mortality and expense risk charges	1	20	—	490	2
Net investment income (loss)	1	28	3	1,091	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	46	(2)	(1,626)	(30)
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	46	(2)	(1,626)	(30)
Net unrealized appreciation
(depreciation) of investments	(24)	(526)	(26)	(11,980)	(77)
Net realized and unrealized gain (loss)
on investments	(25)	(480)	(28)	(13,606)	(107)
Net increase (decrease) in net assets
resulting from operations	$(24)	$(452)	$(25)	$(12,515)	$(98)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service Class 2	Voya Index Solution 2030 Portfolio - Initial Class	Voya Index Solution 2030 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$156	$201	$32	$—	$—
Expenses:
Mortality and expense risk charges	66	73	13	—	—
Net investment income (loss)	90	128	19	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	37	2	—	—
Capital gains distributions	593	897	150	2	—
Total realized gain (loss) on investments
and capital gains distributions	607	934	152	2	—
Net unrealized appreciation
(depreciation) of investments	(1,900)	(2,927)	(487)	(4)	—
Net realized and unrealized gain (loss)
on investments	(1,293)	(1,993)	(335)	(2)	—
Net increase (decrease) in net assets
resulting from operations	$(1,203)	$(1,865)	$(316)	$(2)	$—

	Voya Index Solution 2030 Portfolio - Service Class 2	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service Class 2	Voya Index Solution 2040 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$236	$145	$40	$—
Expenses:
Mortality and expense risk charges	—	127	65	18	1
Net investment income (loss)	—	109	80	22	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	12	111	28	(14)
Capital gains distributions	2	1,209	907	274	2
Total realized gain (loss) on investments
and capital gains distributions	2	1,221	1,018	302	(12)
Net unrealized appreciation
(depreciation) of investments	(5)	(3,915)	(3,054)	(939)	25
Net realized and unrealized gain (loss)
on investments	(3)	(2,694)	(2,036)	(637)	13
Net increase (decrease) in net assets
resulting from operations	$(3)	$(2,585)	$(1,956)	$(615)	$12
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Index Solution 2040 Portfolio - Service Class	Voya Index Solution 2040 Portfolio - Service Class 2	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service Class 2
Net investment income (loss)
Investment income:
Dividends	$—	$—	$146	$91	$43
Expenses:
Mortality and expense risk charges	—	—	96	51	19
Net investment income (loss)	—	—	50	40	24

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	3	112	62
Capital gains distributions	1	—	1,046	862	405
Total realized gain (loss) on investments
and capital gains distributions	1	—	1,049	974	467
Net unrealized appreciation
(depreciation) of investments	(1)	—	(3,053)	(2,663)	(1,329)
Net realized and unrealized gain (loss)
on investments	—	—	(2,004)	(1,689)	(862)
Net increase (decrease) in net assets
resulting from operations	$—	$—	$(1,954)	$(1,649)	$(838)

	Voya Index Solution 2050 Portfolio - Initial Class	Voya Index Solution 2050 Portfolio - Service Class	Voya Index Solution 2050 Portfolio - Service Class 2	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1	$—	$—	$58	$68
Expenses:
Mortality and expense risk charges	1	—	—	42	57
Net investment income (loss)	—	—	—	16	11

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	—	—	25	13
Capital gains distributions	7	—	—	429	724
Total realized gain (loss) on investments
and capital gains distributions	6	—	—	454	737
Net unrealized appreciation
(depreciation) of investments	(11)	—	—	(1,324)	(2,205)
Net realized and unrealized gain (loss)
on investments	(5)	—	—	(870)	(1,468)
Net increase (decrease) in net assets
resulting from operations	$(5)	$—	$—	$(854)	$(1,457)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Index Solution 2055 Portfolio - Service Class 2	Voya Index Solution 2060 Portfolio - Initial Class	Voya Index Solution 2060 Portfolio - Service Class	Voya Index Solution 2060 Portfolio - Service Class 2	Voya Index Solution 2065 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$28	$—	$—	$—	$2
Expenses:
Mortality and expense risk charges	14	—	—	—	1
Net investment income (loss)	14	—	—	—	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	34	—	—	—	—
Capital gains distributions	292	2	2	—	7
Total realized gain (loss) on investments
and capital gains distributions	326	2	2	—	7
Net unrealized appreciation
(depreciation) of investments	(943)	(4)	(5)	(1)	(26)
Net realized and unrealized gain (loss)
on investments	(617)	(2)	(3)	(1)	(19)
Net increase (decrease) in net assets
resulting from operations	$(603)	$(2)	$(3)	$(1)	$(18)

	Voya Index Solution 2065 Portfolio - Service Class	Voya Index Solution 2065 Portfolio - Service Class 2	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service Class 2
Net investment income (loss)
Investment income:
Dividends	$1	$—	$25	$27	$14
Expenses:
Mortality and expense risk charges	1	—	9	6	5
Net investment income (loss)	—	—	16	21	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	(19)	3	(9)
Capital gains distributions	5	1	67	79	43
Total realized gain (loss) on investments
and capital gains distributions	5	1	48	82	34
Net unrealized appreciation
(depreciation) of investments	(23)	(1)	(213)	(268)	(142)
Net realized and unrealized gain (loss)
on investments	(18)	—	(165)	(186)	(108)
Net increase (decrease) in net assets
resulting from operations	$(18)	$—	$(149)	$(165)	$(99)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya International High Dividend Low Volatility Portfolio - Adviser Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$6	$2,873	$3	$10	$727
Expenses:
Mortality and expense risk charges	—	569	—	1	114
Net investment income (loss)	6	2,304	3	9	613

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(26)	(215)	(2)	(10)	(560)
Capital gains distributions	—	—	—	39	2,339
Total realized gain (loss) on investments
and capital gains distributions	(26)	(215)	(2)	29	1,779
Net unrealized appreciation
(depreciation) of investments	(3)	(8,949)	(6)	(91)	(5,597)
Net realized and unrealized gain (loss)
on investments	(29)	(9,164)	(8)	(62)	(3,818)
Net increase (decrease) in net assets
resulting from operations	$(23)	$(6,860)	$(5)	$(53)	$(3,205)

	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class 2	Voya Solution 2030 Portfolio - Initial Class	Voya Solution 2030 Portfolio - Service Class	Voya Solution 2030 Portfolio - Service Class 2
Net investment income (loss)
Investment income:
Dividends	$5,708	$208	$14	$52	$—
Expenses:
Mortality and expense risk charges	1,248	25	3	11	—
Net investment income (loss)	4,460	183	11	41	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,352)	(110)	(13)	(55)	—
Capital gains distributions	19,658	749	47	192	—
Total realized gain (loss) on investments
and capital gains distributions	17,306	639	34	137	—
Net unrealized appreciation
(depreciation) of investments	(50,476)	(1,863)	(79)	(335)	—
Net realized and unrealized gain (loss)
on investments	(33,170)	(1,224)	(45)	(198)	—
Net increase (decrease) in net assets
resulting from operations	$(28,710)	$(1,041)	$(34)	$(157)	$—
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class 2	Voya Solution 2040 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$11	$685	$7,160	$331	$5
Expenses:
Mortality and expense risk charges	1	125	1,579	44	1
Net investment income (loss)	10	560	5,581	287	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	(237)	(1,637)	15	(9)
Capital gains distributions	45	2,454	27,409	1,339	22
Total realized gain (loss) on investments
and capital gains distributions	50	2,217	25,772	1,354	13
Net unrealized appreciation
(depreciation) of investments	(130)	(6,190)	(70,143)	(3,566)	(26)
Net realized and unrealized gain (loss)
on investments	(80)	(3,973)	(44,371)	(2,212)	(13)
Net increase (decrease) in net assets
resulting from operations	$(70)	$(3,413)	$(38,790)	$(1,925)	$(9)

	Voya Solution 2040 Portfolio - Service Class	Voya Solution 2040 Portfolio - Service Class 2	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$24	$—	$1	$609	$5,386
Expenses:
Mortality and expense risk charges	6	—	—	94	1,207
Net investment income (loss)	18	—	1	515	4,179

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(62)	—	—	(368)	(1,446)
Capital gains distributions	117	1	4	2,446	23,045
Total realized gain (loss) on investments
and capital gains distributions	55	1	4	2,078	21,599
Net unrealized appreciation
(depreciation) of investments	(143)	(2)	(9)	(5,760)	(56,836)
Net realized and unrealized gain (loss)
on investments	(88)	(1)	(5)	(3,682)	(35,237)
Net increase (decrease) in net assets
resulting from operations	$(70)	$(1)	$(4)	$(3,167)	$(31,058)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Solution 2045 Portfolio - Service Class 2	Voya Solution 2050 Portfolio - Initial Class	Voya Solution 2050 Portfolio - Service Class	Voya Solution 2050 Portfolio - Service Class 2	Voya Solution 2055 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$148	$2	$28	$—	$348
Expenses:
Mortality and expense risk charges	21	1	6	—	65
Net investment income (loss)	127	1	22	—	283

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(58)	(3)	(31)	—	(78)
Capital gains distributions	689	11	138	2	1,457
Total realized gain (loss) on investments
and capital gains distributions	631	8	107	2	1,379
Net unrealized appreciation
(depreciation) of investments	(1,653)	(16)	(191)	(3)	(3,529)
Net realized and unrealized gain (loss)
on investments	(1,022)	(8)	(84)	(1)	(2,150)
Net increase (decrease) in net assets
resulting from operations	$(895)	$(7)	$(62)	$(1)	$(1,867)

	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service Class 2	Voya Solution 2060 Portfolio - Initial Class	Voya Solution 2060 Portfolio - Service Class	Voya Solution 2060 Portfolio - Service Class 2
Net investment income (loss)
Investment income:
Dividends	$1,804	$52	$1	$7	$—
Expenses:
Mortality and expense risk charges	391	8	—	2	—
Net investment income (loss)	1,413	44	1	5	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(81)	(19)	—	(4)	—
Capital gains distributions	8,027	254	7	36	1
Total realized gain (loss) on investments
and capital gains distributions	7,946	235	7	32	1
Net unrealized appreciation
(depreciation) of investments	(19,714)	(594)	(11)	(52)	(1)
Net realized and unrealized gain (loss)
on investments	(11,768)	(359)	(4)	(20)	—
Net increase (decrease) in net assets
resulting from operations	$(10,355)	$(315)	$(3)	$(15)	$—
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Solution 2065 Portfolio - Initial Class	Voya Solution 2065 Portfolio - Service Class	Voya Solution 2065 Portfolio - Service Class 2	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$12	$60	$—	$257	$14
Expenses:
Mortality and expense risk charges	3	16	—	76	1
Net investment income (loss)	9	44	—	181	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	1	—	34	(4)
Capital gains distributions	16	89	1	831	38
Total realized gain (loss) on investments
and capital gains distributions	12	90	1	865	34
Net unrealized appreciation
(depreciation) of investments	(67)	(470)	(3)	(2,568)	(114)
Net realized and unrealized gain (loss)
on investments	(55)	(380)	(2)	(1,703)	(80)
Net increase (decrease) in net assets
resulting from operations	$(46)	$(336)	$(2)	$(1,522)	$(67)

	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service Class 2	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$449	$1,205	$94	$296	$—
Expenses:
Mortality and expense risk charges	49	263	13	78	—
Net investment income (loss)	400	942	81	218	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(444)	(163)	(15)	48	—
Capital gains distributions	1,057	3,057	259	825	3
Total realized gain (loss) on investments
and capital gains distributions	613	2,894	244	873	3
Net unrealized appreciation
(depreciation) of investments	(2,876)	(9,253)	(780)	(2,518)	(4)
Net realized and unrealized gain (loss)
on investments	(2,263)	(6,359)	(536)	(1,645)	(1)
Net increase (decrease) in net assets
resulting from operations	$(1,863)	$(5,417)	$(455)	$(1,427)	$(1)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$569	$789	$—	$—	$45
Expenses:
Mortality and expense risk charges	182	484	1	1,372	149
Net investment income (loss)	387	305	(1)	(1,372)	(104)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(266)	802	6	(2,877)	(305)
Capital gains distributions	6,802	11,425	38	17,444	2,412
Total realized gain (loss) on investments
and capital gains distributions	6,536	12,227	44	14,567	2,107
Net unrealized appreciation
(depreciation) of investments	(9,506)	(17,007)	(136)	(62,937)	(5,357)
Net realized and unrealized gain (loss)
on investments	(2,970)	(4,780)	(92)	(48,370)	(3,250)
Net increase (decrease) in net assets
resulting from operations	$(2,583)	$(4,475)	$(93)	$(49,742)	$(3,354)

	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$—	$2	$2	$1,181	$18
Expenses:
Mortality and expense risk charges	1	91	1	715	6
Net investment income (loss)	(1)	(89)	1	466	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	704	7	2,122	(37)
Capital gains distributions	24	1,432	—	182	235
Total realized gain (loss) on investments
and capital gains distributions	32	2,136	7	2,304	198
Net unrealized appreciation
(depreciation) of investments	(59)	(3,786)	(9)	(3,373)	(356)
Net realized and unrealized gain (loss)
on investments	(27)	(1,650)	(2)	(1,069)	(158)
Net increase (decrease) in net assets
resulting from operations	$(28)	$(1,739)	$(1)	$(603)	$(146)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Global Portfolio - Adviser Class	VY® Invesco Global Portfolio - Initial Class	VY® Invesco Global Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$4,697	$18	$—	$—	$—
Expenses:
Mortality and expense risk charges	2,680	7	1	5,169	20
Net investment income (loss)	2,017	11	(1)	(5,169)	(20)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(683)	4	—	15,527	(14)
Capital gains distributions	38,819	165	32	76,814	316
Total realized gain (loss) on investments
and capital gains distributions	38,136	169	32	92,341	302
Net unrealized appreciation
(depreciation) of investments	(65,671)	(282)	(119)	(318,961)	(1,147)
Net realized and unrealized gain (loss)
on investments	(27,535)	(113)	(87)	(226,620)	(845)
Net increase (decrease) in net assets
resulting from operations	$(25,518)	$(102)	$(88)	$(231,789)	$(865)

	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6
Net investment income (loss)
Investment income:
Dividends	$1	$220	$496	$—	$—
Expenses:
Mortality and expense risk charges	1	86	525	1	2
Net investment income (loss)	—	134	(29)	(1)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(489)	(735)	(77)	(104)
Capital gains distributions	27	3,045	8,595	106	392
Total realized gain (loss) on investments
and capital gains distributions	26	2,556	7,860	29	288
Net unrealized appreciation
(depreciation) of investments	(43)	(4,553)	(13,489)	(152)	(432)
Net realized and unrealized gain (loss)
on investments	(17)	(1,997)	(5,629)	(123)	(144)
Net increase (decrease) in net assets
resulting from operations	$(17)	$(1,863)	$(5,658)	$(124)	$(146)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk charges	4,842	12	3	4,580	22
Net investment income (loss)	(4,842)	(12)	(3)	(4,580)	(22)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8,612	(19)	(52)	(2,776)	(79)
Capital gains distributions	115,096	340	151	94,391	529
Total realized gain (loss) on investments
and capital gains distributions	123,708	321	99	91,615	450
Net unrealized appreciation
(depreciation) of investments	(276,769)	(720)	(568)	(415,392)	(2,108)
Net realized and unrealized gain (loss)
on investments	(153,061)	(399)	(469)	(323,777)	(1,658)
Net increase (decrease) in net assets
resulting from operations	$(157,903)	$(411)	$(472)	$(328,357)	$(1,680)

	Voya Target In-Retirement Fund - Class R6	Voya Target Retirement 2025 Fund - Class R6	Voya Target Retirement 2030 Fund - Class R6	Voya Target Retirement 2035 Fund - Class R6	Voya Target Retirement 2040 Fund - Class R6
Net investment income (loss)
Investment income:
Dividends	$6	$17	$5	$16	$2
Expenses:
Mortality and expense risk charges	—	1	—	1	—
Net investment income (loss)	6	16	5	15	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(11)	(40)	(1)	(16)	(1)
Capital gains distributions	3	19	7	31	4
Total realized gain (loss) on investments
and capital gains distributions	(8)	(21)	6	15	3
Net unrealized appreciation
(depreciation) of investments	(16)	(66)	(21)	(87)	(15)
Net realized and unrealized gain (loss)
on investments	(24)	(87)	(15)	(72)	(12)
Net increase (decrease) in net assets
resulting from operations	$(18)	$(71)	$(10)	$(57)	$(10)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Target Retirement 2045 Fund - Class R6	Voya Target Retirement 2050 Fund - Class R6	Voya Target Retirement 2055 Fund - Class R6	Voya Target Retirement 2060 Fund - Class R6	Voya Target Retirement 2065 Fund - Class R6
Net investment income (loss)
Investment income:
Dividends	$27	$2	$13	$1	$—
Expenses:
Mortality and expense risk charges	1	—	—	—	—
Net investment income (loss)	26	2	13	1	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	—	(1)	—	—
Capital gains distributions	57	4	26	2	—
Total realized gain (loss) on investments
and capital gains distributions	50	4	25	2	—
Net unrealized appreciation
(depreciation) of investments	(187)	(9)	(76)	(4)	—
Net realized and unrealized gain (loss)
on investments	(137)	(5)	(51)	(2)	—
Net increase (decrease) in net assets
resulting from operations	$(111)	$(3)	$(38)	$(1)	$—

	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$252	$1,049	$2,319	$1,793	$7
Expenses:
Mortality and expense risk charges	111	291	716	566	4
Net investment income (loss)	141	758	1,603	1,227	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(57)	(337)	1,833	682	(165)
Capital gains distributions	492	2,362	9,194	6,027	153
Total realized gain (loss) on investments
and capital gains distributions	435	2,025	11,027	6,709	(12)
Net unrealized appreciation
(depreciation) of investments	(2,056)	(8,697)	(29,987)	(21,037)	(222)
Net realized and unrealized gain (loss)
on investments	(1,621)	(6,672)	(18,960)	(14,328)	(234)
Net increase (decrease) in net assets
resulting from operations	$(1,480)	$(5,914)	$(17,357)	$(13,101)	$(231)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$13,733	$2	$2,117	$260	$3,369
Expenses:
Mortality and expense risk charges	13,913	3	594	115	4,120
Net investment income (loss)	(180)	(1)	1,523	145	(751)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(47,925)	(32)	1,026	169	18,802
Capital gains distributions	162,134	38	2,562	347	97,452
Total realized gain (loss) on investments
and capital gains distributions	114,209	6	3,588	516	116,254
Net unrealized appreciation
(depreciation) of investments	(338,685)	(58)	(9,950)	(1,372)	(209,478)
Net realized and unrealized gain (loss)
on investments	(224,476)	(52)	(6,362)	(856)	(93,224)
Net increase (decrease) in net assets
resulting from operations	$(224,656)	$(53)	$(4,839)	$(711)	$(93,975)

	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$1	$2,677	$—	$1,216	$1
Expenses:
Mortality and expense risk charges	—	2,784	—	1,330	—
Net investment income (loss)	1	(107)	—	(114)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(28)	1,487	—	3,049	(18)
Capital gains distributions	34	62,859	8	20,050	24
Total realized gain (loss) on investments
and capital gains distributions	6	64,346	8	23,099	6
Net unrealized appreciation
(depreciation) of investments	(46)	(116,631)	(16)	(45,506)	(32)
Net realized and unrealized gain (loss)
on investments	(40)	(52,285)	(8)	(22,407)	(26)
Net increase (decrease) in net assets
resulting from operations	$(39)	$(52,392)	$(8)	$(22,521)	$(25)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1,447	$—	$617	$4	$1,728
Expenses:
Mortality and expense risk charges	404	—	1,488	18	1,901
Net investment income (loss)	1,043	—	(871)	(14)	(173)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	373	—	6,691	285	5,619
Capital gains distributions	—	—	12,225	290	9,827
Total realized gain (loss) on investments
and capital gains distributions	373	—	18,916	575	15,446
Net unrealized appreciation
(depreciation) of investments	(8,451)	—	(73,559)	(1,877)	(77,350)
Net realized and unrealized gain (loss)
on investments	(8,078)	—	(54,643)	(1,302)	(61,904)
Net increase (decrease) in net assets
resulting from operations	$(7,035)	$—	$(55,514)	$(1,316)	$(62,077)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$2	$7	$266	$—	$2,123
Expenses:
Mortality and expense risk charges	4	7	233	182	1,355
Net investment income (loss)	(2)	—	33	(182)	768

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	101	6	774	373	(3,774)
Capital gains distributions	13	—	—	1,868	16,488
Total realized gain (loss) on investments
and capital gains distributions	114	6	774	2,241	12,714
Net unrealized appreciation
(depreciation) of investments	(203)	(47)	(2,367)	(8,986)	(57,620)
Net realized and unrealized gain (loss)
on investments	(89)	(41)	(1,593)	(6,745)	(44,906)
Net increase (decrease) in net assets
resulting from operations	$(91)	$(41)	$(1,560)	$(6,927)	$(44,138)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$918	$—	$—	$558	$—
Expenses:
Mortality and expense risk charges	766	1,213	—	206	2,287
Net investment income (loss)	152	(1,213)	—	352	(2,287)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	659	(3,522)	(2)	(746)	(16,020)
Capital gains distributions	9,076	31,950	33	—	177,374
Total realized gain (loss) on investments
and capital gains distributions	9,735	28,428	31	(746)	161,354
Net unrealized appreciation
(depreciation) of investments	(37,105)	(52,360)	(55)	(3,437)	(253,963)
Net realized and unrealized gain (loss)
on investments	(27,370)	(23,932)	(24)	(4,183)	(92,609)
Net increase (decrease) in net assets
resulting from operations	$(27,218)	$(25,145)	$(24)	$(3,831)	$(94,896)

	Voya MidCap Opportunities Portfolio - Class R6	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger Acorn
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk charges	—	4	539	—	510
Net investment income (loss)	—	(4)	(539)	—	(510)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(64)	(53)	(1,058)	—	(5,397)
Capital gains distributions	47	532	11,345	14	24,910
Total realized gain (loss) on investments
and capital gains distributions	(17)	479	10,287	14	19,513
Net unrealized appreciation
(depreciation) of investments	(1)	(731)	(26,935)	(25)	(52,934)
Net realized and unrealized gain (loss)
on investments	(18)	(252)	(16,648)	(11)	(33,421)
Net increase (decrease) in net assets
resulting from operations	$(18)	$(256)	$(17,187)	$(11)	$(33,931)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2022
(In thousands)

	Wanger International	Wanger Select	American Funds® Washington Mutual Investors Fund℠ - Class R-3	American Funds® Washington Mutual Investors Fund℠ - Class R-4	American Funds® Washington Mutual Investors Fund℠ - Class R-6
Net investment income (loss)
Investment income:
Dividends	$267	$—	$14	$4,585	$16
Expenses:
Mortality and expense risk charges	218	412	5	2,466	1
Net investment income (loss)	49	(412)	9	2,119	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,294)	(4,415)	42	6,698	(3)
Capital gains distributions	5,275	21,903	40	10,422	28
Total realized gain (loss) on investments
and capital gains distributions	3,981	17,488	82	17,120	25
Net unrealized appreciation
(depreciation) of investments	(18,550)	(39,852)	(196)	(45,434)	(47)
Net realized and unrealized gain (loss)
on investments	(14,569)	(22,364)	(114)	(28,314)	(22)
Net increase (decrease) in net assets
resulting from operations	$(14,520)	$(22,776)	$(105)	$(26,195)	$(7)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	abrdn Emerging Markets Sustainable Leaders Fund - Institutional Class	Invesco Capital Appreciation Fund - Class A	Invesco Floating Rate ESG Fund - Class R5
Net assets at January 1, 2021	$164	$653	$22,876	$83	$312

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	—	(1)	10
Total realized gain (loss) on investments
and capital gains distributions	23	4	6,733	23	—
Net unrealized appreciation
(depreciation) of investments	20	174	(5,915)	(5)	7
Net increase (decrease) in net assets
resulting from operations	43	175	818	17	17
Changes from principal transactions:
Total unit transactions	(47)	40	(23,648)	(4)	41
Increase (decrease) in net assets
derived from principal transactions	(47)	40	(23,648)	(4)	41
Total increase (decrease) in net assets	(4)	215	(22,830)	13	58
Net assets at December 31, 2021	160	868	46	96	370

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	4	1	(1)	27
Total realized gain (loss) on investments
and capital gains distributions	10	192	—	1	(6)
Net unrealized appreciation
(depreciation) of investments	(18)	(255)	(12)	(29)	(35)
Net increase (decrease) in net assets
resulting from operations	(7)	(59)	(11)	(29)	(14)
Changes from principal transactions:
Total unit transactions	(9)	329	—	(12)	125
Increase (decrease) in net assets
derived from principal transactions	(9)	329	—	(12)	125
Total increase (decrease) in net assets	(16)	270	(11)	(41)	111
Net assets at December 31, 2022	$144	$1,138	$35	$55	$481
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Invesco Main Street Fund - Class A	Invesco Main Street Mid Cap Fund® - Class A	Invesco Small Cap Growth Fund - Class A	Invesco EQV International Equity Fund - Class R5	Invesco International Small-Mid Company Fund - Class Y
Net assets at January 1, 2021	$1,598	$3,850	$203	$830	$1,074

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(33)	(2)	10	(9)
Total realized gain (loss) on investments
and capital gains distributions	466	998	73	157	149
Net unrealized appreciation
(depreciation) of investments	(18)	(119)	(59)	(124)	—
Net increase (decrease) in net assets
resulting from operations	438	846	12	43	140
Changes from principal transactions:
Total unit transactions	29	(393)	23	(3)	28
Increase (decrease) in net assets
derived from principal transactions	29	(393)	23	(3)	28
Total increase (decrease) in net assets	467	453	35	40	168
Net assets at December 31, 2021	2,065	4,303	238	870	1,242

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(34)	(2)	(2)	(8)
Total realized gain (loss) on investments
and capital gains distributions	50	198	3	(2)	(5)
Net unrealized appreciation
(depreciation) of investments	(480)	(844)	(92)	(158)	(387)
Net increase (decrease) in net assets
resulting from operations	(432)	(680)	(91)	(162)	(400)
Changes from principal transactions:
Total unit transactions	(100)	104	31	(99)	72
Increase (decrease) in net assets
derived from principal transactions	(100)	104	31	(99)	72
Total increase (decrease) in net assets	(532)	(576)	(60)	(261)	(328)
Net assets at December 31, 2022	$1,533	$3,727	$178	$609	$914
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Invesco Oppenheimer International Growth Fund - Class Y	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class R6	Invesco Developing Markets Fund - Class Y	Invesco Health Care Fund - Investor Class
Net assets at January 1, 2021	$405	$252,661	$—	$50,156	$92

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(2,324)	—	(50)	(1)
Total realized gain (loss) on investments
and capital gains distributions	64	22,004	2	3,854	26
Net unrealized appreciation
(depreciation) of investments	(22)	(39,093)	(3)	(7,660)	(18)
Net increase (decrease) in net assets
resulting from operations	40	(19,413)	(1)	(3,856)	7
Changes from principal transactions:
Total unit transactions	30	(22,044)	101	(778)	1
Increase (decrease) in net assets
derived from principal transactions	30	(22,044)	101	(778)	1
Total increase (decrease) in net assets	70	(41,457)	100	(4,634)	8
Net assets at December 31, 2021	475	211,204	100	45,522	100

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(786)	7	154	(1)
Total realized gain (loss) on investments
and capital gains distributions	(10)	1,568	(24)	(86)	(21)
Net unrealized appreciation
(depreciation) of investments	(118)	(54,779)	(36)	(11,635)	3
Net increase (decrease) in net assets
resulting from operations	(131)	(53,997)	(53)	(11,567)	(19)
Changes from principal transactions:
Total unit transactions	4	(8,015)	531	(17)	(63)
Increase (decrease) in net assets
derived from principal transactions	4	(8,015)	531	(17)	(63)
Total increase (decrease) in net assets	(127)	(62,012)	478	(11,584)	(82)
Net assets at December 31, 2022	$348	$149,192	$578	$33,938	$18
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Invesco International Bond Fund - Class A	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Gold & Special Minerals Fund - Class A
Net assets at January 1, 2021	$9	$395	$834	$37	$202

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	16	(6)	4	3
Total realized gain (loss) on investments
and capital gains distributions	—	(1)	165	(1)	32
Net unrealized appreciation
(depreciation) of investments	(1)	(3)	69	27	(56)
Net increase (decrease) in net assets
resulting from operations	(1)	12	228	30	(21)
Changes from principal transactions:
Total unit transactions	—	68	82	187	(65)
Increase (decrease) in net assets
derived from principal transactions	—	68	82	187	(65)
Total increase (decrease) in net assets	(1)	80	310	217	(86)
Net assets at December 31, 2021	8	475	1,144	254	116

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	19	(6)	2	—
Total realized gain (loss) on investments
and capital gains distributions	—	(12)	221	47	3
Net unrealized appreciation
(depreciation) of investments	—	(58)	(263)	103	(24)
Net increase (decrease) in net assets
resulting from operations	—	(51)	(48)	152	(21)
Changes from principal transactions:
Total unit transactions	21	46	(289)	224	18
Increase (decrease) in net assets
derived from principal transactions	21	46	(289)	224	18
Total increase (decrease) in net assets	21	(5)	(337)	376	(3)
Net assets at December 31, 2022	$29	$470	$807	$630	$113
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Global Fund - Series I
Net assets at January 1, 2021	$52	$45,196	$32,553	$23	$359

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(492)	(145)	—	(4)
Total realized gain (loss) on investments
and capital gains distributions	40	8,623	2,050	4	24
Net unrealized appreciation
(depreciation) of investments	(20)	(3,364)	6,354	1	31
Net increase (decrease) in net assets
resulting from operations	19	4,767	8,259	5	51
Changes from principal transactions:
Total unit transactions	50	(5,704)	(3,960)	(3)	(3)
Increase (decrease) in net assets
derived from principal transactions	50	(5,704)	(3,960)	(3)	(3)
Total increase (decrease) in net assets	69	(937)	4,299	2	48
Net assets at December 31, 2021	121	44,259	36,852	25	407

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(352)	(47)	—	(3)
Total realized gain (loss) on investments
and capital gains distributions	(1)	9,196	4,269	5	66
Net unrealized appreciation
(depreciation) of investments	4	(22,534)	(11,974)	(13)	(194)
Net increase (decrease) in net assets
resulting from operations	2	(13,690)	(7,752)	(8)	(131)
Changes from principal transactions:
Total unit transactions	13	(2,831)	(2,032)	(1)	(36)
Increase (decrease) in net assets
derived from principal transactions	13	(2,831)	(2,032)	(1)	(36)
Total increase (decrease) in net assets	15	(16,521)	(9,784)	(9)	(167)
Net assets at December 31, 2022	$136	$27,738	$27,068	$16	$240
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Invesco V.I. Global Strategic Income Fund - Series I	Invesco V.I. Main Street Fund - Series I	Invesco V.I. Main Street Small Cap Fund - Series I	Alger Capital Appreciation Fund - Class A	Alger Responsible Investing Fund - Class A
Net assets at January 1, 2021	$101	$59	$30,180	$189	$12,770

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(1)	(167)	(2)	(142)
Total realized gain (loss) on investments
and capital gains distributions	—	6	2,899	60	2,146
Net unrealized appreciation
(depreciation) of investments	(8)	8	3,748	(28)	707
Net increase (decrease) in net assets
resulting from operations	(4)	13	6,480	30	2,711
Changes from principal transactions:
Total unit transactions	—	(9)	(393)	34	(1,014)
Increase (decrease) in net assets
derived from principal transactions	—	(9)	(393)	34	(1,014)
Total increase (decrease) in net assets	(4)	4	6,087	64	1,697
Net assets at December 31, 2021	97	63	36,267	253	14,467

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	(91)	(1)	(114)
Total realized gain (loss) on investments
and capital gains distributions	(1)	17	4,004	(40)	362
Net unrealized appreciation
(depreciation) of investments	(10)	(30)	(9,865)	(28)	(4,741)
Net increase (decrease) in net assets
resulting from operations	(12)	(13)	(5,952)	(69)	(4,493)
Changes from principal transactions:
Total unit transactions	(3)	(8)	481	(146)	(716)
Increase (decrease) in net assets
derived from principal transactions	(3)	(8)	481	(146)	(716)
Total increase (decrease) in net assets	(15)	(21)	(5,471)	(215)	(5,209)
Net assets at December 31, 2022	$82	$42	$30,796	$38	$9,258
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Allspring Small Company Growth Fund - Administrator Class	Allspring Small Company Value Fund - Class A	Allspring Special Small Cap Value Fund - Class A	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class
Net assets at January 1, 2021	$9,387	$131	$106,929	$77,907	$77,421

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(136)	(2)	(1,077)	(713)	(168)
Total realized gain (loss) on investments
and capital gains distributions	4,810	13	14,030	4,691	6,571
Net unrealized appreciation
(depreciation) of investments	(3,176)	37	14,477	19,095	9,296
Net increase (decrease) in net assets
resulting from operations	1,498	48	27,430	23,073	15,699
Changes from principal transactions:
Total unit transactions	2,249	24	(9,187)	(601)	(7,060)
Increase (decrease) in net assets
derived from principal transactions	2,249	24	(9,187)	(601)	(7,060)
Total increase (decrease) in net assets	3,747	72	18,243	22,472	8,639
Net assets at December 31, 2021	13,134	203	125,172	100,379	86,060

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(120)	(2)	(474)	(591)	(16)
Total realized gain (loss) on investments
and capital gains distributions	255	9	8,264	5,959	6,599
Net unrealized appreciation
(depreciation) of investments	(3,498)	(34)	(26,131)	(25,477)	(14,949)
Net increase (decrease) in net assets
resulting from operations	(3,363)	(27)	(18,341)	(20,109)	(8,366)
Changes from principal transactions:
Total unit transactions	901	2	(4,109)	92	(3,052)
Increase (decrease) in net assets
derived from principal transactions	901	2	(4,109)	92	(3,052)
Total increase (decrease) in net assets	(2,462)	(25)	(22,450)	(20,017)	(11,418)
Net assets at December 31, 2022	$10,672	$178	$102,722	$80,362	$74,642
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	American Funds® American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Mid Cap Value Fund - R6 Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Disciplined Core Value Fund - A Class
Net assets at January 1, 2021	$1,826	$97	$—	$35,705	$11,886

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	—	—	1,511	(51)
Total realized gain (loss) on investments
and capital gains distributions	172	16	5	313	3,171
Net unrealized appreciation
(depreciation) of investments	80	11	(3)	239	(557)
Net increase (decrease) in net assets
resulting from operations	258	27	2	2,063	2,563
Changes from principal transactions:
Total unit transactions	(394)	18	120	7,373	166
Increase (decrease) in net assets
derived from principal transactions	(394)	18	120	7,373	166
Total increase (decrease) in net assets	(136)	45	122	9,436	2,729
Net assets at December 31, 2021	1,690	142	122	45,141	14,615

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	1	29	2,362	48
Total realized gain (loss) on investments
and capital gains distributions	38	20	143	51	(150)
Net unrealized appreciation
(depreciation) of investments	(263)	(34)	(157)	(8,306)	(1,943)
Net increase (decrease) in net assets
resulting from operations	(217)	(13)	15	(5,893)	(2,045)
Changes from principal transactions:
Total unit transactions	(375)	8	1,852	(970)	(42)
Increase (decrease) in net assets
derived from principal transactions	(375)	8	1,852	(970)	(42)
Total increase (decrease) in net assets	(592)	(5)	1,867	(6,863)	(2,087)
Net assets at December 31, 2022	$1,098	$137	$1,989	$38,278	$12,528
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	American Funds® Fundamental Investors® - Class R-3	American Funds® Fundamental Investors® - Class R-4	American Funds® American Mutual Fund® - Class R-4	American Funds® American Mutual Fund® - Class R-6	AMG River Road Mid Cap Value Fund - Class N
Net assets at January 1, 2021	$1,054	$127,998	$1,951	$—	$20,180

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	383	18	—	(151)
Total realized gain (loss) on investments
and capital gains distributions	136	17,429	102	—	9,852
Net unrealized appreciation
(depreciation) of investments	79	8,764	370	—	(3,749)
Net increase (decrease) in net assets
resulting from operations	220	26,576	490	—	5,952
Changes from principal transactions:
Total unit transactions	(53)	(8,378)	207	26	(2,315)
Increase (decrease) in net assets
derived from principal transactions	(53)	(8,378)	207	26	(2,315)
Total increase (decrease) in net assets	167	18,198	697	26	3,637
Net assets at December 31, 2021	1,221	146,196	2,648	26	23,817

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	652	24	12	1
Total realized gain (loss) on investments
and capital gains distributions	24	5,842	141	25	(2,120)
Net unrealized appreciation
(depreciation) of investments	(250)	(31,659)	(303)	(11)	(56)
Net increase (decrease) in net assets
resulting from operations	(219)	(25,165)	(138)	26	(2,175)
Changes from principal transactions:
Total unit transactions	(238)	(9,172)	99	866	(1,725)
Increase (decrease) in net assets
derived from principal transactions	(238)	(9,172)	99	866	(1,725)
Total increase (decrease) in net assets	(457)	(34,337)	(39)	892	(3,900)
Net assets at December 31, 2022	$764	$111,859	$2,609	$918	$19,917
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Institutional Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares
Net assets at January 1, 2021	$97	$—	$9,371	$10,829	$1,066

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(127)	(42)	5
Total realized gain (loss) on investments
and capital gains distributions	16	—	1,627	2,094	129
Net unrealized appreciation
(depreciation) of investments	8	—	1,414	(1,231)	70
Net increase (decrease) in net assets
resulting from operations	24	—	2,914	821	204
Changes from principal transactions:
Total unit transactions	5	—	1,276	(1,474)	39
Increase (decrease) in net assets
derived from principal transactions	5	—	1,276	(1,474)	39
Total increase (decrease) in net assets	29	—	4,190	(653)	243
Net assets at December 31, 2021	126	—	13,561	10,176	1,309

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	(67)	14	8
Total realized gain (loss) on investments
and capital gains distributions	10	—	902	(83)	124
Net unrealized appreciation
(depreciation) of investments	(20)	(1)	(3,367)	(2,011)	(195)
Net increase (decrease) in net assets
resulting from operations	(11)	(1)	(2,532)	(2,080)	(63)
Changes from principal transactions:
Total unit transactions	(51)	7	(1,315)	(419)	40
Increase (decrease) in net assets
derived from principal transactions	(51)	7	(1,315)	(419)	40
Total increase (decrease) in net assets	(62)	6	(3,847)	(2,499)	(23)
Net assets at December 31, 2022	$64	$6	$9,714	$7,677	$1,286
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid-Cap Value Fund - Institutional Shares	BlackRock Mid-Cap Value Fund - Investor A Shares	American Funds® The Bond Fund of America® - Class R-4
Net assets at January 1, 2021	$11,225	$35,936	$308	$14,194	$25,934

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(123)	(379)	—	(51)	119
Total realized gain (loss) on investments
and capital gains distributions	1,456	5,153	45	2,148	511
Net unrealized appreciation
(depreciation) of investments	(37)	(905)	36	1,381	(1,111)
Net increase (decrease) in net assets
resulting from operations	1,296	3,869	81	3,478	(481)
Changes from principal transactions:
Total unit transactions	1,176	(179)	82	991	(1,622)
Increase (decrease) in net assets
derived from principal transactions	1,176	(179)	82	991	(1,622)
Total increase (decrease) in net assets	2,472	3,690	163	4,469	(2,103)
Net assets at December 31, 2021	13,697	39,626	471	18,663	23,831

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(78)	(222)	—	(28)	350
Total realized gain (loss) on investments
and capital gains distributions	899	3,071	23	687	(473)
Net unrealized appreciation
(depreciation) of investments	(1,724)	(5,550)	(46)	(1,702)	(3,140)
Net increase (decrease) in net assets
resulting from operations	(903)	(2,701)	(23)	(1,043)	(3,263)
Changes from principal transactions:
Total unit transactions	1,029	(448)	22	2,563	(337)
Increase (decrease) in net assets
derived from principal transactions	1,029	(448)	22	2,563	(337)
Total increase (decrease) in net assets	126	(3,149)	(1)	1,520	(3,600)
Net assets at December 31, 2022	$13,823	$36,477	$470	$20,183	$20,231
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Calvert US Large-Cap Core Responsible Index Fund - Class A	Calvert VP SRI Balanced Portfolio	American Funds® Capital Income Builder® - Class R-4	American Funds® Capital World Bond Fund® - Class R-6	American Funds® Capital World Growth and Income Fund® - Class R-3
Net assets at January 1, 2021	$16	$59,393	$7,663	$—	$670

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	69	202	1	7
Total realized gain (loss) on investments
and capital gains distributions	—	4,280	42	—	67
Net unrealized appreciation
(depreciation) of investments	5	3,701	861	(1)	22
Net increase (decrease) in net assets
resulting from operations	5	8,050	1,105	—	96
Changes from principal transactions:
Total unit transactions	12	(4,405)	1,124	75	20
Increase (decrease) in net assets
derived from principal transactions	12	(4,405)	1,124	75	20
Total increase (decrease) in net assets	17	3,645	2,229	75	116
Net assets at December 31, 2021	33	63,038	9,892	75	786

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	103	234	7	8
Total realized gain (loss) on investments
and capital gains distributions	—	5,816	58	(1)	33
Net unrealized appreciation
(depreciation) of investments	(8)	(15,988)	(1,110)	(33)	(173)
Net increase (decrease) in net assets
resulting from operations	(8)	(10,069)	(818)	(27)	(132)
Changes from principal transactions:
Total unit transactions	6	(3,128)	1,169	386	(74)
Increase (decrease) in net assets
derived from principal transactions	6	(3,128)	1,169	386	(74)
Total increase (decrease) in net assets	(2)	(13,197)	351	359	(206)
Net assets at December 31, 2022	$31	$49,841	$10,243	$434	$580
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.	Columbia Acorn® Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Institutional Class
Net assets at January 1, 2021	$1,706	$8,660	$94	$6,276	$3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	78	—	(46)	—
Total realized gain (loss) on investments
and capital gains distributions	168	612	26	528	—
Net unrealized appreciation
(depreciation) of investments	943	2,716	(18)	1,399	1
Net increase (decrease) in net assets
resulting from operations	1,137	3,406	8	1,881	1
Changes from principal transactions:
Total unit transactions	2,856	(966)	(1)	64	(2)
Increase (decrease) in net assets
derived from principal transactions	2,856	(966)	(1)	64	(2)
Total increase (decrease) in net assets	3,993	2,440	7	1,945	(1)
Net assets at December 31, 2021	5,699	11,100	101	8,221	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	84	171	(1)	(31)	1
Total realized gain (loss) on investments
and capital gains distributions	439	407	2	309	3
Net unrealized appreciation
(depreciation) of investments	(2,287)	(3,540)	(37)	(1,204)	(14)
Net increase (decrease) in net assets
resulting from operations	(1,764)	(2,962)	(36)	(926)	(10)
Changes from principal transactions:
Total unit transactions	935	41	3	617	200
Increase (decrease) in net assets
derived from principal transactions	935	41	3	617	200
Total increase (decrease) in net assets	(829)	(2,921)	(33)	(309)	190
Net assets at December 31, 2022	$4,870	$8,179	$68	$7,912	$192
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Columbia Large Cap Value Fund - Advisor Class	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A
Net assets at January 1, 2021	$10,251	$60	$63	$34,304	$2,553

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	—	—	—	(21)
Total realized gain (loss) on investments
and capital gains distributions	802	29	7	16,170	760
Net unrealized appreciation
(depreciation) of investments	1,446	(14)	12	(16,942)	214
Net increase (decrease) in net assets
resulting from operations	2,296	15	19	(772)	953
Changes from principal transactions:
Total unit transactions	191	(5)	(2)	(33,413)	992
Increase (decrease) in net assets
derived from principal transactions	191	(5)	(2)	(33,413)	992
Total increase (decrease) in net assets	2,487	10	17	(34,185)	1,945
Net assets at December 31, 2021	12,738	70	80	119	4,498

Increase (decrease) in net assets
Operations:
Net investment income (loss)	83	—	—	—	(9)
Total realized gain (loss) on investments
and capital gains distributions	998	(7)	7	9	267
Net unrealized appreciation
(depreciation) of investments	(1,879)	3	(19)	(64)	(896)
Net increase (decrease) in net assets
resulting from operations	(798)	(4)	(12)	(55)	(638)
Changes from principal transactions:
Total unit transactions	655	(53)	9	6	38
Increase (decrease) in net assets
derived from principal transactions	655	(53)	9	6	38
Total increase (decrease) in net assets	(143)	(57)	(3)	(49)	(600)
Net assets at December 31, 2022	$12,595	$13	$77	$70	$3,898
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	DWS Equity 500 Index Fund - Class S	DWS Small Cap Growth Fund - Class S	DFA Emerging Markets Core Equity Portfolio - Institutional Class	DFA Inflation-Protected Securities Portfolio - Institutional Class	DFA Real Estate Securities Portfolio - Institutional Class
Net assets at January 1, 2021	$1,085	$24	$3,121	$2,430	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	—	3	7	—
Total realized gain (loss) on investments
and capital gains distributions	190	4	768	166	—
Net unrealized appreciation
(depreciation) of investments	115	—	(421)	(148)	1
Net increase (decrease) in net assets
resulting from operations	309	4	350	25	1
Changes from principal transactions:
Total unit transactions	147	12	(3,465)	(2,170)	87
Increase (decrease) in net assets
derived from principal transactions	147	12	(3,465)	(2,170)	87
Total increase (decrease) in net assets	456	16	(3,115)	(2,145)	88
Net assets at December 31, 2021	1,541	40	6	285	88

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	—	—	97	7
Total realized gain (loss) on investments
and capital gains distributions	128	2	—	(14)	(5)
Net unrealized appreciation
(depreciation) of investments	(433)	(13)	(1)	(209)	(63)
Net increase (decrease) in net assets
resulting from operations	(301)	(11)	(1)	(126)	(61)
Changes from principal transactions:
Total unit transactions	45	3	3	1,738	291
Increase (decrease) in net assets
derived from principal transactions	45	3	3	1,738	291
Total increase (decrease) in net assets	(256)	(8)	2	1,612	230
Net assets at December 31, 2022	$1,285	$32	$8	$1,897	$318
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	DFA Social Fixed Income Portfolio - Institutional Class	DFA U.S. Targeted Value Portfolio - Institutional Class	DFA U.S. Large Company Portfolio - Institutional Class	Dodge & Cox International Stock Fund - Class I Shares	Dodge & Cox Stock Fund - Class I Shares
Net assets at January 1, 2021	$—	$20,147	$—	$178	$158

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	88	—	1	—
Total realized gain (loss) on investments
and capital gains distributions	—	6,906	2	22	9
Net unrealized appreciation
(depreciation) of investments	—	(1,074)	2	(6)	48
Net increase (decrease) in net assets
resulting from operations	—	5,920	4	17	57
Changes from principal transactions:
Total unit transactions	—	(25,950)	306	(83)	276
Increase (decrease) in net assets
derived from principal transactions	—	(25,950)	306	(83)	276
Total increase (decrease) in net assets	—	(20,030)	310	(66)	333
Net assets at December 31, 2021	—	117	310	112	491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	2	8	—	2
Total realized gain (loss) on investments
and capital gains distributions	—	4	21	8	57
Net unrealized appreciation
(depreciation) of investments	(2)	(11)	(135)	(10)	(85)
Net increase (decrease) in net assets
resulting from operations	(1)	(5)	(106)	(2)	(26)
Changes from principal transactions:
Total unit transactions	69	4	517	(49)	(135)
Increase (decrease) in net assets
derived from principal transactions	69	4	517	(49)	(135)
Total increase (decrease) in net assets	68	(1)	411	(51)	(161)
Net assets at December 31, 2022	$68	$116	$721	$61	$330
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Eaton Vance Large-Cap Value Fund - Class R Shares	American Funds® EuroPacific Growth Fund® - Class R-3	American Funds® EuroPacific Growth Fund® - Class R-4	American Funds® EuroPacific Growth Fund® - Class R-6	Federated Hermes International Leaders Fund - Institutional Shares
Net assets at January 1, 2021	$1	$3,147	$357,550	$—	$24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	8	1,719	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	633	40,601	1	5
Net unrealized appreciation
(depreciation) of investments	—	(569)	(36,140)	(1)	(4)
Net increase (decrease) in net assets
resulting from operations	—	72	6,180	—	1
Changes from principal transactions:
Total unit transactions	—	(1,164)	(16,517)	40	6
Increase (decrease) in net assets
derived from principal transactions	—	(1,164)	(16,517)	40	6
Total increase (decrease) in net assets	—	(1,092)	(10,337)	40	7
Net assets at December 31, 2021	1	2,055	347,213	40	31

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3	766	6	1
Total realized gain (loss) on investments
and capital gains distributions	—	(35)	5,654	(3)	2
Net unrealized appreciation
(depreciation) of investments	—	(425)	(88,283)	(46)	(5)
Net increase (decrease) in net assets
resulting from operations	—	(457)	(81,863)	(43)	(2)
Changes from principal transactions:
Total unit transactions	—	(470)	(11,172)	396	15
Increase (decrease) in net assets
derived from principal transactions	—	(470)	(11,172)	396	15
Total increase (decrease) in net assets	—	(927)	(93,035)	353	13
Net assets at December 31, 2022	$1	$1,128	$254,178	$393	$44
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Fidelity® 500 Index Fund	Fidelity Advisor® New Insights Fund - Class I	Fidelity® Mid Cap Index Fund	Fidelity® Small Cap Index Fund	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net assets at January 1, 2021	$—	$2,220	$—	$—	$241,153

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(29)	—	1	2,338
Total realized gain (loss) on investments
and capital gains distributions	—	434	1	1	35,056
Net unrealized appreciation
(depreciation) of investments	7	109	3	(2)	18,206
Net increase (decrease) in net assets
resulting from operations	7	514	4	—	55,600
Changes from principal transactions:
Total unit transactions	616	63	314	213	(16,100)
Increase (decrease) in net assets
derived from principal transactions	616	63	314	213	(16,100)
Total increase (decrease) in net assets	623	577	318	213	39,500
Net assets at December 31, 2021	623	2,797	318	213	280,653

Increase (decrease) in net assets
Operations:
Net investment income (loss)	54	(10)	31	22	2,303
Total realized gain (loss) on investments
and capital gains distributions	(37)	178	(33)	(18)	11,211
Net unrealized appreciation
(depreciation) of investments	(493)	(942)	(174)	(176)	(30,022)
Net increase (decrease) in net assets
resulting from operations	(476)	(774)	(176)	(172)	(16,508)
Changes from principal transactions:
Total unit transactions	4,140	(432)	2,085	1,897	(14,787)
Increase (decrease) in net assets
derived from principal transactions	4,140	(432)	2,085	1,897	(14,787)
Total increase (decrease) in net assets	3,664	(1,206)	1,909	1,725	(31,295)
Net assets at December 31, 2022	$4,287	$1,591	$2,227	$1,938	$249,358
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class
Net assets at January 1, 2021	$529,088	$8,739	$27,873	$1,504,973	$348,862

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,571)	370	(155)	(14,377)	606
Total realized gain (loss) on investments
and capital gains distributions	149,754	(46)	3,394	303,455	20,188
Net unrealized appreciation
(depreciation) of investments	(30,779)	(48)	1,672	95,279	73,307
Net increase (decrease) in net assets
resulting from operations	113,404	276	4,911	384,357	94,101
Changes from principal transactions:
Total unit transactions	(26,107)	34	(2,460)	(128,072)	(2,859)
Increase (decrease) in net assets
derived from principal transactions	(26,107)	34	(2,460)	(128,072)	(2,859)
Total increase (decrease) in net assets	87,297	310	2,451	256,285	91,242
Net assets at December 31, 2021	616,385	9,049	30,324	1,761,258	440,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,620)	323	4	(5,787)	1,568
Total realized gain (loss) on investments
and capital gains distributions	64,701	(92)	585	121,302	19,931
Net unrealized appreciation
(depreciation) of investments	(214,770)	(1,341)	(8,241)	(583,387)	(105,147)
Net increase (decrease) in net assets
resulting from operations	(151,689)	(1,110)	(7,652)	(467,872)	(83,648)
Changes from principal transactions:
Total unit transactions	(35,238)	(114)	(899)	(89,403)	(6,849)
Increase (decrease) in net assets
derived from principal transactions	(35,238)	(114)	(899)	(89,403)	(6,849)
Total increase (decrease) in net assets	(186,927)	(1,224)	(8,551)	(557,275)	(90,497)
Net assets at December 31, 2022	$429,458	$7,825	$21,773	$1,203,983	$349,607
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Net assets at January 1, 2021	$17,022	$944	$462	$22	$254

Increase (decrease) in net assets
Operations:
Net investment income (loss)	77	9	(1)	1	(2)
Total realized gain (loss) on investments
and capital gains distributions	175	64	44	6	55
Net unrealized appreciation
(depreciation) of investments	1,197	97	(114)	2	(27)
Net increase (decrease) in net assets
resulting from operations	1,449	170	(71)	9	26
Changes from principal transactions:
Total unit transactions	(590)	(312)	(98)	143	20
Increase (decrease) in net assets
derived from principal transactions	(590)	(312)	(98)	143	20
Total increase (decrease) in net assets	859	(142)	(169)	152	46
Net assets at December 31, 2021	17,881	802	293	174	300

Increase (decrease) in net assets
Operations:
Net investment income (loss)	133	7	(2)	2	(1)
Total realized gain (loss) on investments
and capital gains distributions	850	45	(15)	36	4
Net unrealized appreciation
(depreciation) of investments	(3,760)	(98)	(22)	14	(104)
Net increase (decrease) in net assets
resulting from operations	(2,777)	(46)	(39)	52	(101)
Changes from principal transactions:
Total unit transactions	(975)	(30)	(12)	(84)	(35)
Increase (decrease) in net assets
derived from principal transactions	(975)	(30)	(12)	(84)	(35)
Total increase (decrease) in net assets	(3,752)	(76)	(51)	(32)	(136)
Net assets at December 31, 2022	$14,129	$726	$242	$142	$164
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Franklin Small Cap Value Fund - Class R6	Goldman Sachs Mid Cap Growth Fund - Investor Shares	American Funds® The Growth Fund of America® - Class R-3	American Funds® The Growth Fund of America® - Class R-4
Net assets at January 1, 2021	$105,930	$—	$107	$10,019	$586,093

Increase (decrease) in net assets
Operations:
Net investment income (loss)	106	—	(2)	(71)	(5,912)
Total realized gain (loss) on investments
and capital gains distributions	(797)	2	33	2,132	81,025
Net unrealized appreciation
(depreciation) of investments	25,882	(1)	(15)	(303)	28,356
Net increase (decrease) in net assets
resulting from operations	25,191	1	16	1,758	103,469
Changes from principal transactions:
Total unit transactions	(4,173)	55	84	(2,538)	(40,069)
Increase (decrease) in net assets
derived from principal transactions	(4,173)	55	84	(2,538)	(40,069)
Total increase (decrease) in net assets	21,018	56	100	(780)	63,400
Net assets at December 31, 2021	126,948	56	207	9,239	649,493

Increase (decrease) in net assets
Operations:
Net investment income (loss)	111	4	(1)	(50)	(3,595)
Total realized gain (loss) on investments
and capital gains distributions	17,527	15	1	443	32,614
Net unrealized appreciation
(depreciation) of investments	(31,280)	(31)	(53)	(3,170)	(229,723)
Net increase (decrease) in net assets
resulting from operations	(13,642)	(12)	(53)	(2,777)	(200,704)
Changes from principal transactions:
Total unit transactions	(5,819)	566	(10)	(790)	(24,672)
Increase (decrease) in net assets
derived from principal transactions	(5,819)	566	(10)	(790)	(24,672)
Total increase (decrease) in net assets	(19,461)	554	(63)	(3,567)	(225,376)
Net assets at December 31, 2022	$107,487	$610	$144	$5,672	$424,117
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	American Funds® The Growth Fund of America® - Class R-6	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend and Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	American Funds® The Income Fund of America® - Class R-3
Net assets at January 1, 2021	$—	$—	$4	$2,386	$748

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	3	10
Total realized gain (loss) on investments
and capital gains distributions	1	—	—	277	63
Net unrealized appreciation
(depreciation) of investments	(1)	—	1	(130)	25
Net increase (decrease) in net assets
resulting from operations	—	—	1	150	98
Changes from principal transactions:
Total unit transactions	19	—	1	(138)	(373)
Increase (decrease) in net assets
derived from principal transactions	19	—	1	(138)	(373)
Total increase (decrease) in net assets	19	—	2	12	(275)
Net assets at December 31, 2021	19	—	6	2,398	473

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	—	—	(8)	8
Total realized gain (loss) on investments
and capital gains distributions	5	—	—	(15)	24
Net unrealized appreciation
(depreciation) of investments	(64)	—	(1)	(447)	(69)
Net increase (decrease) in net assets
resulting from operations	(56)	—	(1)	(470)	(37)
Changes from principal transactions:
Total unit transactions	424	3	—	249	(102)
Increase (decrease) in net assets
derived from principal transactions	424	3	—	249	(102)
Total increase (decrease) in net assets	368	3	(1)	(221)	(139)
Net assets at December 31, 2022	$387	$3	$5	$2,177	$334
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Delaware Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares
Net assets at January 1, 2021	$33,598	$177	$356	$14	$78

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(362)	—	(3)	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	12,033	4	50	—	12
Net unrealized appreciation
(depreciation) of investments	(7,084)	24	3	(1)	2
Net increase (decrease) in net assets
resulting from operations	4,587	28	50	(1)	13
Changes from principal transactions:
Total unit transactions	(3,276)	(4)	(38)	1	(12)
Increase (decrease) in net assets
derived from principal transactions	(3,276)	(4)	(38)	1	(12)
Total increase (decrease) in net assets	1,311	24	12	—	1
Net assets at December 31, 2021	34,909	201	368	14	79

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(263)	—	(3)	—	—
Total realized gain (loss) on investments
and capital gains distributions	4,793	10	53	—	11
Net unrealized appreciation
(depreciation) of investments	(15,949)	(44)	(113)	(2)	(26)
Net increase (decrease) in net assets
resulting from operations	(11,419)	(34)	(63)	(2)	(15)
Changes from principal transactions:
Total unit transactions	(940)	(10)	(2)	(1)	(9)
Increase (decrease) in net assets
derived from principal transactions	(940)	(10)	(2)	(1)	(9)
Total increase (decrease) in net assets	(12,359)	(44)	(65)	(3)	(24)
Net assets at December 31, 2022	$22,550	$157	$303	$11	$55
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Class I Shares	JPMorgan Equity Income Fund - Class R6 Shares	JPMorgan Government Bond Fund - Class I Shares	JPMorgan Government Bond Fund - Class R6 Shares
Net assets at January 1, 2021	$83	$9,304	$—	$6,559	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	98	—	34	—
Total realized gain (loss) on investments
and capital gains distributions	10	421	—	(16)	—
Net unrealized appreciation
(depreciation) of investments	6	1,889	—	(184)	—
Net increase (decrease) in net assets
resulting from operations	15	2,408	—	(166)	—
Changes from principal transactions:
Total unit transactions	(14)	1,038	10	(2,224)	54
Increase (decrease) in net assets
derived from principal transactions	(14)	1,038	10	(2,224)	54
Total increase (decrease) in net assets	1	3,446	10	(2,390)	54
Net assets at December 31, 2021	84	12,750	10	4,169	54

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	180	25	63	6
Total realized gain (loss) on investments
and capital gains distributions	11	625	29	(47)	—
Net unrealized appreciation
(depreciation) of investments	(37)	(1,039)	(10)	(540)	(32)
Net increase (decrease) in net assets
resulting from operations	(27)	(234)	44	(524)	(26)
Changes from principal transactions:
Total unit transactions	1	954	1,853	203	424
Increase (decrease) in net assets
derived from principal transactions	1	954	1,853	203	424
Total increase (decrease) in net assets	(26)	720	1,897	(321)	398
Net assets at December 31, 2022	$58	$13,470	$1,907	$3,848	$452
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	JPMorgan Large Cap Growth Fund - Class R6 Shares	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class
Net assets at January 1, 2021	$—	$1,173	$464	$54	$9,957

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	51	(5)	(1)	(111)
Total realized gain (loss) on investments
and capital gains distributions	9	177	82	8	1,888
Net unrealized appreciation
(depreciation) of investments	(10)	(172)	(44)	6	908
Net increase (decrease) in net assets
resulting from operations	(1)	56	33	13	2,685
Changes from principal transactions:
Total unit transactions	340	127	(22)	3	(789)
Increase (decrease) in net assets
derived from principal transactions	340	127	(22)	3	(789)
Total increase (decrease) in net assets	339	183	11	16	1,896
Net assets at December 31, 2021	339	1,356	475	70	11,853

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	7	(4)	—	(69)
Total realized gain (loss) on investments
and capital gains distributions	10	25	1	3	639
Net unrealized appreciation
(depreciation) of investments	(255)	(250)	(118)	(16)	(2,063)
Net increase (decrease) in net assets
resulting from operations	(236)	(218)	(121)	(13)	(1,493)
Changes from principal transactions:
Total unit transactions	1,643	198	(34)	(1)	(823)
Increase (decrease) in net assets
derived from principal transactions	1,643	198	(34)	(1)	(823)
Total increase (decrease) in net assets	1,407	(20)	(155)	(14)	(2,316)
Net assets at December 31, 2022	$1,746	$1,336	$320	$56	$9,537
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A
Net assets at January 1, 2021	$1,129	$229	$27	$8,592	$491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(1)	—	133	(1)
Total realized gain (loss) on investments
and capital gains distributions	5	60	—	20	58
Net unrealized appreciation
(depreciation) of investments	(22)	(63)	(1)	(169)	77
Net increase (decrease) in net assets
resulting from operations	(20)	(4)	(1)	(16)	134
Changes from principal transactions:
Total unit transactions	(163)	(103)	1	1,719	(17)
Increase (decrease) in net assets
derived from principal transactions	(163)	(103)	1	1,719	(17)
Total increase (decrease) in net assets	(183)	(107)	—	1,703	117
Net assets at December 31, 2021	946	122	27	10,295	608

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	—	1	221	—
Total realized gain (loss) on investments
and capital gains distributions	(13)	(41)	—	(144)	40
Net unrealized appreciation
(depreciation) of investments	(49)	5	(4)	(720)	(114)
Net increase (decrease) in net assets
resulting from operations	(56)	(36)	(3)	(643)	(74)
Changes from principal transactions:
Total unit transactions	246	(80)	2	1,285	14
Increase (decrease) in net assets
derived from principal transactions	246	(80)	2	1,285	14
Total increase (decrease) in net assets	190	(116)	(1)	642	(60)
Net assets at December 31, 2022	$1,136	$6	$26	$10,937	$548
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	MainStay CBRE Real Estate Fund - Class A	Massachusetts Investors Growth Stock Fund - Class A
Net assets at January 1, 2021	$255	$136	$61,685	$631	$142

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	—	(269)	25	(1)
Total realized gain (loss) on investments
and capital gains distributions	33	4	9,887	34	37
Net unrealized appreciation
(depreciation) of investments	29	6	6,787	185	(10)
Net increase (decrease) in net assets
resulting from operations	60	10	16,405	244	26
Changes from principal transactions:
Total unit transactions	(68)	(119)	(4,545)	(461)	(61)
Increase (decrease) in net assets
derived from principal transactions	(68)	(119)	(4,545)	(461)	(61)
Total increase (decrease) in net assets	(8)	(109)	11,860	(217)	(35)
Net assets at December 31, 2021	247	27	73,545	414	107

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	—	(88)	11	(1)
Total realized gain (loss) on investments
and capital gains distributions	5	2	5,451	88	4
Net unrealized appreciation
(depreciation) of investments	(48)	(5)	(14,136)	(217)	(25)
Net increase (decrease) in net assets
resulting from operations	(45)	(3)	(8,773)	(118)	(22)
Changes from principal transactions:
Total unit transactions	(1)	(13)	(3,978)	28	4
Increase (decrease) in net assets
derived from principal transactions	(1)	(13)	(3,978)	28	4
Total increase (decrease) in net assets	(46)	(16)	(12,751)	(90)	(18)
Net assets at December 31, 2022	$201	$11	$60,794	$324	$89
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Metropolitan West Total Return Bond Fund - Class I Shares	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® New Discovery Fund - Class R3	MFS® International Intrinsic Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class Shares
Net assets at January 1, 2021	$32,327	$27,357	$573	$674	$639

Increase (decrease) in net assets
Operations:
Net investment income (loss)	185	60	(6)	(2)	(7)
Total realized gain (loss) on investments
and capital gains distributions	393	132	170	57	84
Net unrealized appreciation
(depreciation) of investments	(1,027)	(785)	(171)	7	32
Net increase (decrease) in net assets
resulting from operations	(449)	(593)	(7)	62	109
Changes from principal transactions:
Total unit transactions	(31,765)	(1,862)	33	27	21
Increase (decrease) in net assets
derived from principal transactions	(31,765)	(1,862)	33	27	21
Total increase (decrease) in net assets	(32,214)	(2,455)	26	89	130
Net assets at December 31, 2021	113	24,902	599	763	769

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	368	(5)	(1)	(6)
Total realized gain (loss) on investments
and capital gains distributions	—	(312)	(42)	70	47
Net unrealized appreciation
(depreciation) of investments	(21)	(3,872)	(139)	(254)	(206)
Net increase (decrease) in net assets
resulting from operations	(18)	(3,816)	(186)	(185)	(165)
Changes from principal transactions:
Total unit transactions	16	(1,201)	(2)	27	(126)
Increase (decrease) in net assets
derived from principal transactions	16	(1,201)	(2)	27	(126)
Total increase (decrease) in net assets	(2)	(5,017)	(188)	(158)	(291)
Net assets at December 31, 2022	$111	$19,885	$411	$605	$478
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	Neuberger Berman Sustainable Equity Fund - Trust Class Shares	American Funds® New Perspective Fund® - Class R-3	American Funds® New Perspective Fund® - Class R-4	American Funds® New Perspective Fund® - Class R-6
Net assets at January 1, 2021	$5,342	$15,890	$1,548	$328,125	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(126)	(8)	(1,868)	1
Total realized gain (loss) on investments
and capital gains distributions	1,287	2,157	178	34,130	6
Net unrealized appreciation
(depreciation) of investments	(623)	1,405	84	22,995	(1)
Net increase (decrease) in net assets
resulting from operations	664	3,436	254	55,257	6
Changes from principal transactions:
Total unit transactions	(5,982)	(1,071)	(60)	(335)	684
Increase (decrease) in net assets
derived from principal transactions	(5,982)	(1,071)	(60)	(335)	684
Total increase (decrease) in net assets	(5,318)	2,365	194	54,922	690
Net assets at December 31, 2021	24	18,255	1,742	383,047	690

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(148)	(1)	(230)	45
Total realized gain (loss) on investments
and capital gains distributions	2	1,400	78	17,701	76
Net unrealized appreciation
(depreciation) of investments	(6)	(4,782)	(528)	(118,021)	(672)
Net increase (decrease) in net assets
resulting from operations	(4)	(3,530)	(451)	(100,550)	(551)
Changes from principal transactions:
Total unit transactions	—	(993)	(25)	(11,074)	4,102
Increase (decrease) in net assets
derived from principal transactions	—	(993)	(25)	(11,074)	4,102
Total increase (decrease) in net assets	(4)	(4,523)	(476)	(111,624)	3,551
Net assets at December 31, 2022	$20	$13,732	$1,266	$271,423	$4,241
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	American Funds® New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Parnassus Core Equity Fund℠ - Investor Shares	Impax Global Environmental Markets Fund - Institutional Class	Impax Sustainable Allocation Fund - Investor Class
Net assets at January 1, 2021	$657	$1,863	$47,420	$—	$44,694

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	20	85	—	(113)
Total realized gain (loss) on investments
and capital gains distributions	67	135	5,600	—	2,637
Net unrealized appreciation
(depreciation) of investments	(39)	88	6,989	—	3,747
Net increase (decrease) in net assets
resulting from operations	23	243	12,674	—	6,271
Changes from principal transactions:
Total unit transactions	91	(60)	55	—	(2,372)
Increase (decrease) in net assets
derived from principal transactions	91	(60)	55	—	(2,372)
Total increase (decrease) in net assets	114	183	12,729	—	3,899
Net assets at December 31, 2021	771	2,046	60,149	—	48,593

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	17	(17)	—	38
Total realized gain (loss) on investments
and capital gains distributions	6	99	6,046	—	1,940
Net unrealized appreciation
(depreciation) of investments	(188)	(283)	(17,041)	—	(10,291)
Net increase (decrease) in net assets
resulting from operations	(182)	(167)	(11,012)	—	(8,313)
Changes from principal transactions:
Total unit transactions	101	445	(6,177)	3	(1,928)
Increase (decrease) in net assets
derived from principal transactions	101	445	(6,177)	3	(1,928)
Total increase (decrease) in net assets	(81)	278	(17,189)	3	(10,241)
Net assets at December 31, 2022	$690	$2,324	$42,960	$3	$38,352
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y Shares	Pioneer High Yield Fund - Class A Shares	Pioneer Balanced ESG Fund - Class K Shares
Net assets at January 1, 2021	$1,752	$79,381	$4,510	$423	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	526	3,353	39	16	—
Total realized gain (loss) on investments
and capital gains distributions	29	(284)	533	(2)	—
Net unrealized appreciation
(depreciation) of investments	16	697	443	7	—
Net increase (decrease) in net assets
resulting from operations	571	3,766	1,015	21	—
Changes from principal transactions:
Total unit transactions	2,728	180	(1,104)	(34)	6
Increase (decrease) in net assets
derived from principal transactions	2,728	180	(1,104)	(34)	6
Total increase (decrease) in net assets	3,299	3,946	(89)	(13)	6
Net assets at December 31, 2021	5,051	83,327	4,421	410	6

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,518	4,602	57	14	2
Total realized gain (loss) on investments
and capital gains distributions	(265)	(997)	373	(12)	2
Net unrealized appreciation
(depreciation) of investments	(5,248)	(13,867)	(782)	(43)	(7)
Net increase (decrease) in net assets
resulting from operations	(995)	(10,262)	(352)	(41)	(3)
Changes from principal transactions:
Total unit transactions	8,418	(5,789)	(831)	(119)	143
Increase (decrease) in net assets
derived from principal transactions	8,418	(5,789)	(831)	(119)	143
Total increase (decrease) in net assets	7,423	(16,051)	(1,183)	(160)	140
Net assets at December 31, 2022	$12,474	$67,276	$3,238	$250	$146
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Pioneer Strategic Income Fund - Class A Shares	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	PGIM High Yield Fund - Class R6	PGIM Jennison Utility Fund - Class Z
Net assets at January 1, 2021	$838	$5	$14,436	$—	$157

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	—	624	—	—
Total realized gain (loss) on investments
and capital gains distributions	46	1	(62)	2	25
Net unrealized appreciation
(depreciation) of investments	(56)	—	119	(1)	(1)
Net increase (decrease) in net assets
resulting from operations	12	1	681	1	24
Changes from principal transactions:
Total unit transactions	95	(6)	833	187	28
Increase (decrease) in net assets
derived from principal transactions	95	(6)	833	187	28
Total increase (decrease) in net assets	107	(5)	1,514	188	52
Net assets at December 31, 2021	945	—	15,950	188	209

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	—	557	29	2
Total realized gain (loss) on investments
and capital gains distributions	(37)	—	(206)	—	23
Net unrealized appreciation
(depreciation) of investments	(115)	—	(2,241)	(70)	(30)
Net increase (decrease) in net assets
resulting from operations	(134)	—	(1,890)	(41)	(5)
Changes from principal transactions:
Total unit transactions	(118)	—	(1,753)	457	46
Increase (decrease) in net assets
derived from principal transactions	(118)	—	(1,753)	457	46
Total increase (decrease) in net assets	(252)	—	(3,643)	416	41
Net assets at December 31, 2022	$693	$—	$12,307	$604	$250
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Royce Small-Cap Total Return Fund - Service Class	Ave Maria Rising Dividend Fund	American Funds® SMALLCAP World Fund® - Class R-4	American Funds® SMALLCAP World Fund® - Class R-6	T. Rowe Price Large-Cap Growth Fund - I Class
Net assets at January 1, 2021	$10	$5,036	$37,661	$—	$63,468

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(8)	(429)	—	—
Total realized gain (loss) on investments
and capital gains distributions	2	732	5,533	1	33,344
Net unrealized appreciation
(depreciation) of investments	—	551	(1,452)	2	(24,093)
Net increase (decrease) in net assets
resulting from operations	2	1,275	3,652	3	9,251
Changes from principal transactions:
Total unit transactions	(3)	592	3,449	92	(71,509)
Increase (decrease) in net assets
derived from principal transactions	(3)	592	3,449	92	(71,509)
Total increase (decrease) in net assets	(1)	1,867	7,101	95	(62,258)
Net assets at December 31, 2021	9	6,903	44,762	95	1,210

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	32	(288)	1	(4)
Total realized gain (loss) on investments
and capital gains distributions	—	504	1,184	(40)	111
Net unrealized appreciation
(depreciation) of investments	(1)	(1,005)	(14,202)	(48)	(1,182)
Net increase (decrease) in net assets
resulting from operations	(1)	(469)	(13,306)	(87)	(1,075)
Changes from principal transactions:
Total unit transactions	(4)	942	(3,287)	456	3,699
Increase (decrease) in net assets
derived from principal transactions	(4)	942	(3,287)	456	3,699
Total increase (decrease) in net assets	(5)	473	(16,593)	369	2,624
Net assets at December 31, 2022	$4	$7,376	$28,169	$464	$3,834
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class
Net assets at January 1, 2021	$239	$481	$12,825	$360	$19,065

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(3)	82	5	867
Total realized gain (loss) on investments
and capital gains distributions	39	78	182	21	(1,114)
Net unrealized appreciation
(depreciation) of investments	22	68	(538)	(3)	(695)
Net increase (decrease) in net assets
resulting from operations	60	143	(274)	23	(942)
Changes from principal transactions:
Total unit transactions	(2)	130	(2,992)	(212)	(1,769)
Increase (decrease) in net assets
derived from principal transactions	(2)	130	(2,992)	(212)	(1,769)
Total increase (decrease) in net assets	58	273	(3,266)	(189)	(2,711)
Net assets at December 31, 2021	297	754	9,559	171	16,354

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1	139	1	747
Total realized gain (loss) on investments
and capital gains distributions	42	64	(231)	(1)	(773)
Net unrealized appreciation
(depreciation) of investments	(70)	(169)	(1,547)	(7)	(1,062)
Net increase (decrease) in net assets
resulting from operations	(29)	(104)	(1,639)	(7)	(1,088)
Changes from principal transactions:
Total unit transactions	28	(23)	(443)	14	(229)
Increase (decrease) in net assets
derived from principal transactions	28	(23)	(443)	14	(229)
Total increase (decrease) in net assets	(1)	(127)	(2,082)	7	(1,317)
Net assets at December 31, 2022	$296	$627	$7,477	$178	$15,037
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Touchstone Small Company Fund - Class R6	Touchstone Value Fund - Institutional Class	USAA Intermediate-Term Bond Fund - Class A Shares
Net assets at January 1, 2021	$85,763	$57	$—	$19,391	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,281	(1)	—	68	—
Total realized gain (loss) on investments
and capital gains distributions	(4,282)	5	1	3,880	—
Net unrealized appreciation
(depreciation) of investments	(3,883)	13	2	(649)	—
Net increase (decrease) in net assets
resulting from operations	(4,884)	17	3	3,299	—
Changes from principal transactions:
Total unit transactions	(8,271)	9	191	(22,675)	—
Increase (decrease) in net assets
derived from principal transactions	(8,271)	9	191	(22,675)	—
Total increase (decrease) in net assets	(13,155)	26	194	(19,376)	—
Net assets at December 31, 2021	72,608	83	194	15	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,673	—	(1)	1	—
Total realized gain (loss) on investments
and capital gains distributions	(4,212)	1	4	4	—
Net unrealized appreciation
(depreciation) of investments	(3,541)	(24)	(46)	(5)	—
Net increase (decrease) in net assets
resulting from operations	(5,080)	(23)	(43)	—	—
Changes from principal transactions:
Total unit transactions	(4,601)	6	297	62	2
Increase (decrease) in net assets
derived from principal transactions	(4,601)	6	297	62	2
Total increase (decrease) in net assets	(9,681)	(17)	254	62	2
Net assets at December 31, 2022	$62,927	$66	$448	$77	$2
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	USAA Precious Metals and Minerals Fund - Class A Shares	Vanguard® Total Bond Market Index Fund - Admiral™ Shares	Vanguard® Explorer™ Fund - Admiral™ Shares	Vanguard® Equity Income Fund - Admiral™ Shares	Vanguard® Federal Money Market Fund - Investor Shares
Net assets at January 1, 2021	$22,035	$129	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(65)	2	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(15)	—	2	3	—
Net unrealized appreciation
(depreciation) of investments	(2,255)	(5)	(2)	2	—
Net increase (decrease) in net assets
resulting from operations	(2,335)	(3)	—	5	—
Changes from principal transactions:
Total unit transactions	1,414	6	17	286	30
Increase (decrease) in net assets
derived from principal transactions	1,414	6	17	286	30
Total increase (decrease) in net assets	(921)	3	17	291	30
Net assets at December 31, 2021	21,114	132	17	291	30

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(35)	2	2	47	9
Total realized gain (loss) on investments
and capital gains distributions	(1,517)	(1)	16	130	—
Net unrealized appreciation
(depreciation) of investments	(1,673)	(30)	(59)	(108)	—
Net increase (decrease) in net assets
resulting from operations	(3,225)	(29)	(41)	69	9
Changes from principal transactions:
Total unit transactions	2,410	129	393	2,098	876
Increase (decrease) in net assets
derived from principal transactions	2,410	129	393	2,098	876
Total increase (decrease) in net assets	(815)	100	352	2,167	885
Net assets at December 31, 2022	$20,299	$232	$369	$2,458	$915
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Vanguard® Total International Stock Index Fund - Admiral™ Shares	Vanguard® International Value Fund - Investor Shares	Vanguard® Variable Insurance Fund - Diversified Value Portfolio	Vanguard® Variable Insurance Fund - Equity Income Portfolio	Vanguard® Variable Insurance Fund - Small Company Growth Portfolio
Net assets at January 1, 2021	$87	$—	$125	$198	$72

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	—	1	2	(1)
Total realized gain (loss) on investments
and capital gains distributions	4	—	2	27	4
Net unrealized appreciation
(depreciation) of investments	3	—	34	14	6
Net increase (decrease) in net assets
resulting from operations	10	—	37	43	9
Changes from principal transactions:
Total unit transactions	136	61	2	(98)	7
Increase (decrease) in net assets
derived from principal transactions	136	61	2	(98)	7
Total increase (decrease) in net assets	146	61	39	(55)	16
Net assets at December 31, 2021	233	61	164	143	88

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	18	—	2	(1)
Total realized gain (loss) on investments
and capital gains distributions	(13)	(1)	13	15	18
Net unrealized appreciation
(depreciation) of investments	(79)	(9)	(31)	(20)	(39)
Net increase (decrease) in net assets
resulting from operations	(77)	8	(18)	(3)	(22)
Changes from principal transactions:
Total unit transactions	504	640	(30)	7	(2)
Increase (decrease) in net assets
derived from principal transactions	504	640	(30)	7	(2)
Total increase (decrease) in net assets	427	648	(48)	4	(24)
Net assets at December 31, 2022	$660	$709	$116	$147	$64
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Vanguard® FTSE Social Index Fund - Institutional Shares	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Established Value Fund - Class R6	Victory Sycamore Small Company Opportunity Fund - Class R
Net assets at January 1, 2021	$—	$35	$7,864	$—	$9

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	41	5	—
Total realized gain (loss) on investments
and capital gains distributions	—	23	1,172	(1)	1
Net unrealized appreciation
(depreciation) of investments	1	(14)	1,304	—	1
Net increase (decrease) in net assets
resulting from operations	1	9	2,517	4	2
Changes from principal transactions:
Total unit transactions	124	—	2,262	3	1
Increase (decrease) in net assets
derived from principal transactions	124	—	2,262	3	1
Total increase (decrease) in net assets	125	9	4,779	7	3
Net assets at December 31, 2021	125	44	12,643	7	12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	—	32	9	—
Total realized gain (loss) on investments
and capital gains distributions	(57)	(4)	1,072	52	1
Net unrealized appreciation
(depreciation) of investments	(357)	1	(1,527)	(56)	(1)
Net increase (decrease) in net assets
resulting from operations	(386)	(3)	(423)	5	—
Changes from principal transactions:
Total unit transactions	3,192	2	2,266	862	—
Increase (decrease) in net assets
derived from principal transactions	3,192	2	2,266	862	—
Total increase (decrease) in net assets	2,806	(1)	1,843	867	—
Net assets at December 31, 2022	$2,931	$43	$14,486	$874	$12
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Virtus NFJ Dividend Value Fund - Class A	Virtus NFJ Large-Cap Value Fund - Institutional Class	Virtus NFJ Small-Cap Value Fund - Class A	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A
Net assets at January 1, 2021	$179	$8	$23	$220,908	$67

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	—	1,340	1
Total realized gain (loss) on investments
and capital gains distributions	6	2	4	17,413	23
Net unrealized appreciation
(depreciation) of investments	41	—	1	12,453	(3)
Net increase (decrease) in net assets
resulting from operations	48	2	5	31,206	21
Changes from principal transactions:
Total unit transactions	(12)	(4)	(17)	(20,588)	(31)
Increase (decrease) in net assets
derived from principal transactions	(12)	(4)	(17)	(20,588)	(31)
Total increase (decrease) in net assets	36	(2)	(12)	10,618	(10)
Net assets at December 31, 2021	215	6	11	231,526	57

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	—	1,315	1
Total realized gain (loss) on investments
and capital gains distributions	1	1	1	31,944	2
Net unrealized appreciation
(depreciation) of investments	(30)	(2)	(3)	(74,420)	(5)
Net increase (decrease) in net assets
resulting from operations	(28)	(1)	(2)	(41,161)	(2)
Changes from principal transactions:
Total unit transactions	(60)	—	(2)	(15,771)	(4)
Increase (decrease) in net assets
derived from principal transactions	(60)	—	(2)	(15,771)	(4)
Total increase (decrease) in net assets	(88)	(1)	(4)	(56,932)	(6)
Net assets at December 31, 2022	$127	$5	$7	$174,594	$51
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Large-Cap Growth Fund - Class R6	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Fund - Class R6
Net assets at January 1, 2021	$—	$589	$3,729	$818	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	14	13	12	—
Total realized gain (loss) on investments
and capital gains distributions	6	(4)	20	12	—
Net unrealized appreciation
(depreciation) of investments	(4)	10	(104)	(40)	—
Net increase (decrease) in net assets
resulting from operations	2	20	(71)	(16)	—
Changes from principal transactions:
Total unit transactions	439	89	43	(333)	232
Increase (decrease) in net assets
derived from principal transactions	439	89	43	(333)	232
Total increase (decrease) in net assets	441	109	(28)	(349)	232
Net assets at December 31, 2021	441	698	3,701	469	232

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	29	37	8	89
Total realized gain (loss) on investments
and capital gains distributions	78	(12)	(47)	(4)	(14)
Net unrealized appreciation
(depreciation) of investments	(222)	(68)	(437)	(75)	(405)
Net increase (decrease) in net assets
resulting from operations	(145)	(51)	(447)	(71)	(330)
Changes from principal transactions:
Total unit transactions	380	100	167	34	4,685
Increase (decrease) in net assets
derived from principal transactions	380	100	167	34	4,685
Total increase (decrease) in net assets	235	49	(280)	(37)	4,355
Net assets at December 31, 2022	$676	$747	$3,421	$432	$4,587
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class
Net assets at January 1, 2021	$334,139	$485,083	$2,118	$4,981	$23

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,887)	9,997	49	142	1
Total realized gain (loss) on investments
and capital gains distributions	259	364	1	261	—
Net unrealized appreciation
(depreciation) of investments	—	(18,655)	(79)	(142)	—
Net increase (decrease) in net assets
resulting from operations	(1,628)	(8,294)	(29)	261	1
Changes from principal transactions:
Total unit transactions	(45,164)	(33,505)	(123)	269	—
Increase (decrease) in net assets
derived from principal transactions	(45,164)	(33,505)	(123)	269	—
Total increase (decrease) in net assets	(46,792)	(41,799)	(152)	530	1
Net assets at December 31, 2021	287,347	443,284	1,966	5,511	24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,409	7,479	37	116	1
Total realized gain (loss) on investments
and capital gains distributions	—	(5,536)	(17)	258	—
Net unrealized appreciation
(depreciation) of investments	—	(66,834)	(307)	(1,408)	(4)
Net increase (decrease) in net assets
resulting from operations	2,409	(64,891)	(287)	(1,034)	(3)
Changes from principal transactions:
Total unit transactions	16,598	(40,033)	(121)	(99)	—
Increase (decrease) in net assets
derived from principal transactions	16,598	(40,033)	(121)	(99)	—
Total increase (decrease) in net assets	19,007	(104,924)	(408)	(1,133)	(3)
Net assets at December 31, 2022	$306,354	$338,360	$1,558	$4,378	$21
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class
Net assets at January 1, 2021	$101,601	$96	$708,598	$7,438	$15

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,852	—	(6,363)	(61)	—
Total realized gain (loss) on investments
and capital gains distributions	(114)	22	150,474	1,638	—
Net unrealized appreciation
(depreciation) of investments	(106)	(5)	(18,374)	(229)	3
Net increase (decrease) in net assets
resulting from operations	4,632	17	125,737	1,348	3
Changes from principal transactions:
Total unit transactions	3,191	(8)	(67,874)	(204)	(2)
Increase (decrease) in net assets
derived from principal transactions	3,191	(8)	(67,874)	(204)	(2)
Total increase (decrease) in net assets	7,823	9	57,863	1,144	1
Net assets at December 31, 2021	109,424	105	766,461	8,582	16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,774	—	(4,930)	(52)	—
Total realized gain (loss) on investments
and capital gains distributions	(1,181)	27	177,332	1,906	7
Net unrealized appreciation
(depreciation) of investments	(17,598)	(58)	(406,184)	(4,516)	(8)
Net increase (decrease) in net assets
resulting from operations	(14,005)	(31)	(233,782)	(2,662)	(1)
Changes from principal transactions:
Total unit transactions	(5,778)	(5)	(35,989)	(78)	(2)
Increase (decrease) in net assets
derived from principal transactions	(5,778)	(5)	(35,989)	(78)	(2)
Total increase (decrease) in net assets	(19,783)	(36)	(269,771)	(2,740)	(3)
Net assets at December 31, 2022	$89,641	$69	$496,690	$5,842	$13
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
Net assets at January 1, 2021	$283,899	$1,338	$5	$42,300	$11

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,679	13	—	354	—
Total realized gain (loss) on investments
and capital gains distributions	8,748	101	—	5,890	—
Net unrealized appreciation
(depreciation) of investments	57,644	217	—	5,759	—
Net increase (decrease) in net assets
resulting from operations	71,071	331	—	12,003	—
Changes from principal transactions:
Total unit transactions	(22,239)	(577)	—	1,369	—
Increase (decrease) in net assets
derived from principal transactions	(22,239)	(577)	—	1,369	—
Total increase (decrease) in net assets	48,832	(246)	—	13,372	—
Net assets at December 31, 2021	332,731	1,092	5	55,672	11

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,700	7	—	382	—
Total realized gain (loss) on investments
and capital gains distributions	172,067	480	—	6,313	—
Net unrealized appreciation
(depreciation) of investments	(187,457)	(534)	—	(16,894)	(2)
Net increase (decrease) in net assets
resulting from operations	(13,690)	(47)	—	(10,199)	(2)
Changes from principal transactions:
Total unit transactions	(11,261)	23	—	(4,930)	(1)
Increase (decrease) in net assets
derived from principal transactions	(11,261)	23	—	(4,930)	(1)
Total increase (decrease) in net assets	(24,951)	(24)	—	(15,129)	(3)
Net assets at December 31, 2022	$307,780	$1,068	$5	$40,543	$8
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® CBRE Global Real Estate Portfolio - Institutional Class	VY® CBRE Real Estate Portfolio - Adviser Class	VY® CBRE Real Estate Portfolio - Institutional Class	VY® CBRE Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class
Net assets at January 1, 2021	$60,878	$36	$1,243	$35,429	$29,975

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,422	1	12	340	413
Total realized gain (loss) on investments
and capital gains distributions	716	—	39	1,147	(124)
Net unrealized appreciation
(depreciation) of investments	17,525	18	522	15,266	8,514
Net increase (decrease) in net assets
resulting from operations	19,663	19	573	16,753	8,803
Changes from principal transactions:
Total unit transactions	(4,375)	(1)	(239)	(3,458)	979
Increase (decrease) in net assets
derived from principal transactions	(4,375)	(1)	(239)	(3,458)	979
Total increase (decrease) in net assets	15,288	18	334	13,295	9,782
Net assets at December 31, 2021	76,166	54	1,577	48,724	39,757

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,607	1	11	266	459
Total realized gain (loss) on investments
and capital gains distributions	3,144	8	446	6,945	4,333
Net unrealized appreciation
(depreciation) of investments	(24,346)	(24)	(770)	(20,727)	(7,354)
Net increase (decrease) in net assets
resulting from operations	(19,595)	(15)	(313)	(13,516)	(2,562)
Changes from principal transactions:
Total unit transactions	868	—	(306)	(2,446)	3,559
Increase (decrease) in net assets
derived from principal transactions	868	—	(306)	(2,446)	3,559
Total increase (decrease) in net assets	(18,727)	(15)	(619)	(15,962)	997
Net assets at December 31, 2022	$57,439	$39	$958	$32,762	$40,754
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Net assets at January 1, 2021	$25,845	$128	$18,412	$32,983	$3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	123	—	(212)	(323)	—
Total realized gain (loss) on investments
and capital gains distributions	(159)	18	2,683	5,069	—
Net unrealized appreciation
(depreciation) of investments	7,129	(29)	(4,510)	(8,139)	—
Net increase (decrease) in net assets
resulting from operations	7,093	(11)	(2,039)	(3,393)	—
Changes from principal transactions:
Total unit transactions	(633)	(24)	(379)	(3,189)	—
Increase (decrease) in net assets
derived from principal transactions	(633)	(24)	(379)	(3,189)	—
Total increase (decrease) in net assets	6,460	(35)	(2,418)	(6,582)	—
Net assets at December 31, 2021	32,305	93	15,994	26,401	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	120	—	(135)	(208)	—
Total realized gain (loss) on investments
and capital gains distributions	3,978	(6)	3,355	5,039	1
Net unrealized appreciation
(depreciation) of investments	(6,336)	(23)	(7,422)	(11,893)	(1)
Net increase (decrease) in net assets
resulting from operations	(2,238)	(29)	(4,202)	(7,062)	—
Changes from principal transactions:
Total unit transactions	250	(27)	(379)	(333)	—
Increase (decrease) in net assets
derived from principal transactions	250	(27)	(379)	(333)	—
Total increase (decrease) in net assets	(1,988)	(56)	(4,581)	(7,395)	—
Net assets at December 31, 2022	$30,317	$37	$11,413	$19,006	$3
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Net assets at January 1, 2021	$56,972	$41,406	$471	$—	$497,984

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(45)	(371)	—	2	3,523
Total realized gain (loss) on investments
and capital gains distributions	3,235	2,816	75	—	68,631
Net unrealized appreciation
(depreciation) of investments	7,197	4,636	1	(1)	19,640
Net increase (decrease) in net assets
resulting from operations	10,387	7,081	76	1	91,794
Changes from principal transactions:
Total unit transactions	62	(2,378)	(87)	292	12,545
Increase (decrease) in net assets
derived from principal transactions	62	(2,378)	(87)	292	12,545
Total increase (decrease) in net assets	10,449	4,703	(11)	293	104,339
Net assets at December 31, 2021	67,421	46,109	460	293	602,323

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(255)	(382)	3	24	5,987
Total realized gain (loss) on investments
and capital gains distributions	9,332	6,761	54	159	66,035
Net unrealized appreciation
(depreciation) of investments	(21,301)	(14,892)	(115)	(282)	(147,833)
Net increase (decrease) in net assets
resulting from operations	(12,224)	(8,513)	(58)	(99)	(75,811)
Changes from principal transactions:
Total unit transactions	(1,168)	(765)	(15)	1,459	4,752
Increase (decrease) in net assets
derived from principal transactions	(1,168)	(765)	(15)	1,459	4,752
Total increase (decrease) in net assets	(13,392)	(9,278)	(73)	1,360	(71,059)
Net assets at December 31, 2022	$54,029	$36,831	$387	$1,653	$531,264
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Net assets at January 1, 2021	$1,169,756	$746	$97,378	$108	$9,191

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,911)	6	945	—	(32)
Total realized gain (loss) on investments
and capital gains distributions	166,792	(22)	(3,571)	4	515
Net unrealized appreciation
(depreciation) of investments	33,760	189	25,675	(3)	(453)
Net increase (decrease) in net assets
resulting from operations	198,641	173	23,049	1	30
Changes from principal transactions:
Total unit transactions	(52,811)	(162)	(6,277)	(1)	(248)
Increase (decrease) in net assets
derived from principal transactions	(52,811)	(162)	(6,277)	(1)	(248)
Total increase (decrease) in net assets	145,830	11	16,772	—	(218)
Net assets at December 31, 2021	1,315,586	757	114,150	108	8,973

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,771	8	1,263	—	47
Total realized gain (loss) on investments
and capital gains distributions	150,326	40	7,292	11	(477)
Net unrealized appreciation
(depreciation) of investments	(324,268)	(75)	(13,347)	(25)	(1,194)
Net increase (decrease) in net assets
resulting from operations	(170,171)	(27)	(4,792)	(14)	(1,624)
Changes from principal transactions:
Total unit transactions	(31,958)	(140)	(3,813)	(94)	(7,349)
Increase (decrease) in net assets
derived from principal transactions	(31,958)	(140)	(3,813)	(94)	(7,349)
Total increase (decrease) in net assets	(202,129)	(167)	(8,605)	(108)	(8,973)
Net assets at December 31, 2022	$1,113,457	$590	$105,545	$—	$—
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Net assets at January 1, 2021	$270	$1,595	$149	$72,287	$654

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	17	3	1,395	12
Total realized gain (loss) on investments
and capital gains distributions	64	347	4	1,604	19
Net unrealized appreciation
(depreciation) of investments	(24)	(118)	(14)	(7,114)	(65)
Net increase (decrease) in net assets
resulting from operations	41	246	(7)	(4,115)	(34)
Changes from principal transactions:
Total unit transactions	(183)	523	(12)	(933)	(68)
Increase (decrease) in net assets
derived from principal transactions	(183)	523	(12)	(933)	(68)
Total increase (decrease) in net assets	(142)	769	(19)	(5,048)	(102)
Net assets at December 31, 2021	128	2,364	130	67,239	552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	28	3	1,091	9
Total realized gain (loss) on investments
and capital gains distributions	(1)	46	(2)	(1,626)	(30)
Net unrealized appreciation
(depreciation) of investments	(24)	(526)	(26)	(11,980)	(77)
Net increase (decrease) in net assets
resulting from operations	(24)	(452)	(25)	(12,515)	(98)
Changes from principal transactions:
Total unit transactions	(7)	208	1	(4,269)	(74)
Increase (decrease) in net assets
derived from principal transactions	(7)	208	1	(4,269)	(74)
Total increase (decrease) in net assets	(31)	(244)	(24)	(16,784)	(172)
Net assets at December 31, 2022	$97	$2,120	$106	$50,455	$380
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service Class 2	Voya Index Solution 2030 Portfolio - Initial Class	Voya Index Solution 2030 Portfolio - Service Class
Net assets at January 1, 2021	$7,023	$10,089	$2,167	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	81	124	22	—	—
Total realized gain (loss) on investments
and capital gains distributions	547	708	191	—	—
Net unrealized appreciation
(depreciation) of investments	36	136	(24)	—	—
Net increase (decrease) in net assets
resulting from operations	664	968	189	—	—
Changes from principal transactions:
Total unit transactions	(372)	65	(421)	—	—
Increase (decrease) in net assets
derived from principal transactions	(372)	65	(421)	—	—
Total increase (decrease) in net assets	292	1,033	(232)	—	—
Net assets at December 31, 2021	7,315	11,122	1,935	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90	128	19	—	—
Total realized gain (loss) on investments
and capital gains distributions	607	934	152	2	—
Net unrealized appreciation
(depreciation) of investments	(1,900)	(2,927)	(487)	(4)	—
Net increase (decrease) in net assets
resulting from operations	(1,203)	(1,865)	(316)	(2)	—
Changes from principal transactions:
Total unit transactions	106	354	(33)	66	4
Increase (decrease) in net assets
derived from principal transactions	106	354	(33)	66	4
Total increase (decrease) in net assets	(1,097)	(1,511)	(349)	64	4
Net assets at December 31, 2022	$6,218	$9,611	$1,586	$64	$4
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Index Solution 2030 Portfolio - Service Class 2	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service Class 2	Voya Index Solution 2040 Portfolio - Initial Class
Net assets at January 1, 2021	$—	$9,524	$8,622	$2,571	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	102	96	31	—
Total realized gain (loss) on investments
and capital gains distributions	—	601	670	222	—
Net unrealized appreciation
(depreciation) of investments	—	691	440	104	—
Net increase (decrease) in net assets
resulting from operations	—	1,394	1,206	357	—
Changes from principal transactions:
Total unit transactions	4	2,520	914	332	15
Increase (decrease) in net assets
derived from principal transactions	4	2,520	914	332	15
Total increase (decrease) in net assets	4	3,914	2,120	689	15
Net assets at December 31, 2021	4	13,438	10,742	3,260	15

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	109	80	22	(1)
Total realized gain (loss) on investments
and capital gains distributions	2	1,221	1,018	302	(12)
Net unrealized appreciation
(depreciation) of investments	(5)	(3,915)	(3,054)	(939)	25
Net increase (decrease) in net assets
resulting from operations	(3)	(2,585)	(1,956)	(615)	12
Changes from principal transactions:
Total unit transactions	43	868	(48)	94	419
Increase (decrease) in net assets
derived from principal transactions	43	868	(48)	94	419
Total increase (decrease) in net assets	40	(1,717)	(2,004)	(521)	431
Net assets at December 31, 2022	$44	$11,721	$8,738	$2,739	$446
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Index Solution 2040 Portfolio - Service Class	Voya Index Solution 2040 Portfolio - Service Class 2	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service Class 2
Net assets at January 1, 2021	$—	$—	$7,236	$6,804	$3,378

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	52	62	36
Total realized gain (loss) on investments
and capital gains distributions	—	—	421	460	215
Net unrealized appreciation
(depreciation) of investments	—	—	829	663	334
Net increase (decrease) in net assets
resulting from operations	—	—	1,302	1,185	585
Changes from principal transactions:
Total unit transactions	—	—	1,595	796	366
Increase (decrease) in net assets
derived from principal transactions	—	—	1,595	796	366
Total increase (decrease) in net assets	—	—	2,897	1,981	951
Net assets at December 31, 2021	—	—	10,133	8,785	4,329

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	50	40	24
Total realized gain (loss) on investments
and capital gains distributions	1	—	1,049	974	467
Net unrealized appreciation
(depreciation) of investments	(1)	—	(3,053)	(2,663)	(1,329)
Net increase (decrease) in net assets
resulting from operations	—	—	(1,954)	(1,649)	(838)
Changes from principal transactions:
Total unit transactions	10	4	768	60	(197)
Increase (decrease) in net assets
derived from principal transactions	10	4	768	60	(197)
Total increase (decrease) in net assets	10	4	(1,186)	(1,589)	(1,035)
Net assets at December 31, 2022	$10	$4	$8,947	$7,196	$3,294
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Index Solution 2050 Portfolio - Initial Class	Voya Index Solution 2050 Portfolio - Service Class	Voya Index Solution 2050 Portfolio - Service Class 2	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class
Net assets at January 1, 2021	$—	$—	$—	$3,342	$5,148

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	14	31
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	250	398
Net unrealized appreciation
(depreciation) of investments	—	—	—	283	503
Net increase (decrease) in net assets
resulting from operations	—	—	—	547	932
Changes from principal transactions:
Total unit transactions	1	—	—	406	1,104
Increase (decrease) in net assets
derived from principal transactions	1	—	—	406	1,104
Total increase (decrease) in net assets	1	—	—	953	2,036
Net assets at December 31, 2021	1	—	—	4,295	7,184

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	16	11
Total realized gain (loss) on investments
and capital gains distributions	6	—	—	454	737
Net unrealized appreciation
(depreciation) of investments	(11)	—	—	(1,324)	(2,205)
Net increase (decrease) in net assets
resulting from operations	(5)	—	—	(854)	(1,457)
Changes from principal transactions:
Total unit transactions	322	7	13	794	964
Increase (decrease) in net assets
derived from principal transactions	322	7	13	794	964
Total increase (decrease) in net assets	317	7	13	(60)	(493)
Net assets at December 31, 2022	$318	$7	$13	$4,235	$6,691
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Index Solution 2055 Portfolio - Service Class 2	Voya Index Solution 2060 Portfolio - Initial Class	Voya Index Solution 2060 Portfolio - Service Class	Voya Index Solution 2060 Portfolio - Service Class 2	Voya Index Solution 2065 Portfolio - Initial Class
Net assets at January 1, 2021	$2,277	$—	$—	$—	$4

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	—	—	—	1
Total realized gain (loss) on investments
and capital gains distributions	151	—	—	—	5
Net unrealized appreciation
(depreciation) of investments	235	—	—	—	(1)
Net increase (decrease) in net assets
resulting from operations	408	—	—	—	5
Changes from principal transactions:
Total unit transactions	375	—	—	—	74
Increase (decrease) in net assets
derived from principal transactions	375	—	—	—	74
Total increase (decrease) in net assets	783	—	—	—	79
Net assets at December 31, 2021	3,060	—	—	—	83

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	—	—	—	1
Total realized gain (loss) on investments
and capital gains distributions	326	2	2	—	7
Net unrealized appreciation
(depreciation) of investments	(943)	(4)	(5)	(1)	(26)
Net increase (decrease) in net assets
resulting from operations	(603)	(2)	(3)	(1)	(18)
Changes from principal transactions:
Total unit transactions	197	51	38	24	94
Increase (decrease) in net assets
derived from principal transactions	197	51	38	24	94
Total increase (decrease) in net assets	(406)	49	35	23	76
Net assets at December 31, 2022	$2,654	$49	$35	$23	$159
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Index Solution 2065 Portfolio - Service Class	Voya Index Solution 2065 Portfolio - Service Class 2	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service Class 2
Net assets at January 1, 2021	$9	$—	$1,077	$1,234	$780

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	7	9	5
Total realized gain (loss) on investments
and capital gains distributions	6	—	45	54	35
Net unrealized appreciation
(depreciation) of investments	—	—	(2)	(9)	(6)
Net increase (decrease) in net assets
resulting from operations	7	—	50	54	34
Changes from principal transactions:
Total unit transactions	70	—	(64)	(133)	(103)
Increase (decrease) in net assets
derived from principal transactions	70	—	(64)	(133)	(103)
Total increase (decrease) in net assets	77	—	(14)	(79)	(69)
Net assets at December 31, 2021	86	—	1,063	1,155	711

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	16	21	9
Total realized gain (loss) on investments
and capital gains distributions	5	1	48	82	34
Net unrealized appreciation
(depreciation) of investments	(23)	(1)	(213)	(268)	(142)
Net increase (decrease) in net assets
resulting from operations	(18)	—	(149)	(165)	(99)
Changes from principal transactions:
Total unit transactions	35	15	(171)	(74)	(197)
Increase (decrease) in net assets
derived from principal transactions	35	15	(171)	(74)	(197)
Total increase (decrease) in net assets	17	15	(320)	(239)	(296)
Net assets at December 31, 2022	$103	$15	$743	$916	$415
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya International High Dividend Low Volatility Portfolio - Adviser Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class
Net assets at January 1, 2021	$169	$66,331	$54	$287	$14,803

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1,011	1	7	338
Total realized gain (loss) on investments
and capital gains distributions	—	442	(2)	14	931
Net unrealized appreciation
(depreciation) of investments	15	5,664	7	8	245
Net increase (decrease) in net assets
resulting from operations	18	7,117	6	29	1,514
Changes from principal transactions:
Total unit transactions	(9)	(4,744)	—	(19)	1,354
Increase (decrease) in net assets
derived from principal transactions	(9)	(4,744)	—	(19)	1,354
Total increase (decrease) in net assets	9	2,373	6	10	2,868
Net assets at December 31, 2021	178	68,704	60	297	17,671

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	2,304	3	9	613
Total realized gain (loss) on investments
and capital gains distributions	(26)	(215)	(2)	29	1,779
Net unrealized appreciation
(depreciation) of investments	(3)	(8,949)	(6)	(91)	(5,597)
Net increase (decrease) in net assets
resulting from operations	(23)	(6,860)	(5)	(53)	(3,205)
Changes from principal transactions:
Total unit transactions	(57)	(2,297)	3	(27)	23
Increase (decrease) in net assets
derived from principal transactions	(57)	(2,297)	3	(27)	23
Total increase (decrease) in net assets	(80)	(9,157)	(2)	(80)	(3,182)
Net assets at December 31, 2022	$98	$59,547	$58	$217	$14,489
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class 2	Voya Solution 2030 Portfolio - Initial Class	Voya Solution 2030 Portfolio - Service Class	Voya Solution 2030 Portfolio - Service Class 2
Net assets at January 1, 2021	$146,667	$5,546	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,885	135	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	6,750	333	—	—	—
Net unrealized appreciation
(depreciation) of investments	4,510	73	—	3	—
Net increase (decrease) in net assets
resulting from operations	14,145	541	—	3	—
Changes from principal transactions:
Total unit transactions	(437)	(275)	—	131	—
Increase (decrease) in net assets
derived from principal transactions	(437)	(275)	—	131	—
Total increase (decrease) in net assets	13,708	266	—	134	—
Net assets at December 31, 2021	160,375	5,812	—	134	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,460	183	11	41	—
Total realized gain (loss) on investments
and capital gains distributions	17,306	639	34	137	—
Net unrealized appreciation
(depreciation) of investments	(50,476)	(1,863)	(79)	(335)	—
Net increase (decrease) in net assets
resulting from operations	(28,710)	(1,041)	(34)	(157)	—
Changes from principal transactions:
Total unit transactions	(7,951)	(252)	652	2,031	1
Increase (decrease) in net assets
derived from principal transactions	(7,951)	(252)	652	2,031	1
Total increase (decrease) in net assets	(36,661)	(1,293)	618	1,874	1
Net assets at December 31, 2022	$123,714	$4,519	$618	$2,008	$1
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class 2	Voya Solution 2040 Portfolio - Initial Class
Net assets at January 1, 2021	$376	$14,901	$170,550	$9,833	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	213	2,345	161	—
Total realized gain (loss) on investments
and capital gains distributions	17	997	7,554	706	—
Net unrealized appreciation
(depreciation) of investments	27	863	12,710	402	—
Net increase (decrease) in net assets
resulting from operations	51	2,073	22,609	1,269	—
Changes from principal transactions:
Total unit transactions	3	860	6,775	(912)	—
Increase (decrease) in net assets
derived from principal transactions	3	860	6,775	(912)	—
Total increase (decrease) in net assets	54	2,933	29,384	357	—
Net assets at December 31, 2021	430	17,834	199,934	10,190	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	560	5,581	287	4
Total realized gain (loss) on investments
and capital gains distributions	50	2,217	25,772	1,354	13
Net unrealized appreciation
(depreciation) of investments	(130)	(6,190)	(70,143)	(3,566)	(26)
Net increase (decrease) in net assets
resulting from operations	(70)	(3,413)	(38,790)	(1,925)	(9)
Changes from principal transactions:
Total unit transactions	(99)	708	4,702	(515)	178
Increase (decrease) in net assets
derived from principal transactions	(99)	708	4,702	(515)	178
Total increase (decrease) in net assets	(169)	(2,705)	(34,088)	(2,440)	169
Net assets at December 31, 2022	$261	$15,129	$165,846	$7,750	$169
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Solution 2040 Portfolio - Service Class	Voya Solution 2040 Portfolio - Service Class 2	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class
Net assets at January 1, 2021	$—	$—	$20	$11,145	$126,807

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	142	1,359
Total realized gain (loss) on investments
and capital gains distributions	—	—	2	1,144	10,006
Net unrealized appreciation
(depreciation) of investments	—	—	1	737	9,485
Net increase (decrease) in net assets
resulting from operations	—	—	3	2,023	20,850
Changes from principal transactions:
Total unit transactions	2	—	1	2,543	4,358
Increase (decrease) in net assets
derived from principal transactions	2	—	1	2,543	4,358
Total increase (decrease) in net assets	2	—	4	4,566	25,208
Net assets at December 31, 2021	2	—	24	15,711	152,015

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	—	1	515	4,179
Total realized gain (loss) on investments
and capital gains distributions	55	1	4	2,078	21,599
Net unrealized appreciation
(depreciation) of investments	(143)	(2)	(9)	(5,760)	(56,836)
Net increase (decrease) in net assets
resulting from operations	(70)	(1)	(4)	(3,167)	(31,058)
Changes from principal transactions:
Total unit transactions	1,379	26	—	761	4,266
Increase (decrease) in net assets
derived from principal transactions	1,379	26	—	761	4,266
Total increase (decrease) in net assets	1,309	25	(4)	(2,406)	(26,792)
Net assets at December 31, 2022	$1,311	$25	$20	$13,305	$125,223
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Solution 2045 Portfolio - Service Class 2	Voya Solution 2050 Portfolio - Initial Class	Voya Solution 2050 Portfolio - Service Class	Voya Solution 2050 Portfolio - Service Class 2	Voya Solution 2055 Portfolio - Initial Class
Net assets at January 1, 2021	$4,330	$—	$—	$—	$6,151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	63	—	—	—	49
Total realized gain (loss) on investments
and capital gains distributions	403	—	—	—	1,002
Net unrealized appreciation
(depreciation) of investments	224	—	—	—	72
Net increase (decrease) in net assets
resulting from operations	690	—	—	—	1,123
Changes from principal transactions:
Total unit transactions	(510)	—	11	—	1,719
Increase (decrease) in net assets
derived from principal transactions	(510)	—	11	—	1,719
Total increase (decrease) in net assets	180	—	11	—	2,842
Net assets at December 31, 2021	4,510	—	11	—	8,993

Increase (decrease) in net assets
Operations:
Net investment income (loss)	127	1	22	—	283
Total realized gain (loss) on investments
and capital gains distributions	631	8	107	2	1,379
Net unrealized appreciation
(depreciation) of investments	(1,653)	(16)	(191)	(3)	(3,529)
Net increase (decrease) in net assets
resulting from operations	(895)	(7)	(62)	(1)	(1,867)
Changes from principal transactions:
Total unit transactions	7	121	1,597	20	1,342
Increase (decrease) in net assets
derived from principal transactions	7	121	1,597	20	1,342
Total increase (decrease) in net assets	(888)	114	1,535	19	(525)
Net assets at December 31, 2022	$3,622	$114	$1,546	$19	$8,468
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service Class 2	Voya Solution 2060 Portfolio - Initial Class	Voya Solution 2060 Portfolio - Service Class	Voya Solution 2060 Portfolio - Service Class 2
Net assets at January 1, 2021	$39,566	$1,207	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	569	24	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	6,319	201	—	—	—
Net unrealized appreciation
(depreciation) of investments	(230)	(14)	—	—	—
Net increase (decrease) in net assets
resulting from operations	6,658	211	—	—	—
Changes from principal transactions:
Total unit transactions	2,887	128	—	54	1
Increase (decrease) in net assets
derived from principal transactions	2,887	128	—	54	1
Total increase (decrease) in net assets	9,545	339	—	54	1
Net assets at December 31, 2021	49,111	1,546	—	54	1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,413	44	1	5	—
Total realized gain (loss) on investments
and capital gains distributions	7,946	235	7	32	1
Net unrealized appreciation
(depreciation) of investments	(19,714)	(594)	(11)	(52)	(1)
Net increase (decrease) in net assets
resulting from operations	(10,355)	(315)	(3)	(15)	—
Changes from principal transactions:
Total unit transactions	5,441	189	76	424	15
Increase (decrease) in net assets
derived from principal transactions	5,441	189	76	424	15
Total increase (decrease) in net assets	(4,914)	(126)	73	409	15
Net assets at December 31, 2022	$44,197	$1,420	$73	$463	$16
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Solution 2065 Portfolio - Initial Class	Voya Solution 2065 Portfolio - Service Class	Voya Solution 2065 Portfolio - Service Class 2	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class
Net assets at January 1, 2021	$—	$353	$—	$6,601	$461

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	38	—	57	10
Total realized gain (loss) on investments
and capital gains distributions	—	129	—	169	24
Net unrealized appreciation
(depreciation) of investments	—	(73)	—	657	(8)
Net increase (decrease) in net assets
resulting from operations	—	94	—	883	26
Changes from principal transactions:
Total unit transactions	1	920	—	634	(44)
Increase (decrease) in net assets
derived from principal transactions	1	920	—	634	(44)
Total increase (decrease) in net assets	1	1,014	—	1,517	(18)
Net assets at December 31, 2021	1	1,367	—	8,118	443

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	44	—	181	13
Total realized gain (loss) on investments
and capital gains distributions	12	90	1	865	34
Net unrealized appreciation
(depreciation) of investments	(67)	(470)	(3)	(2,568)	(114)
Net increase (decrease) in net assets
resulting from operations	(46)	(336)	(2)	(1,522)	(67)
Changes from principal transactions:
Total unit transactions	472	1,207	18	64	(50)
Increase (decrease) in net assets
derived from principal transactions	472	1,207	18	64	(50)
Total increase (decrease) in net assets	426	871	16	(1,458)	(117)
Net assets at December 31, 2022	$427	$2,238	$16	$6,660	$326
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service Class 2	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
Net assets at January 1, 2021	$11,849	$37,924	$3,245	$8,319	$35

Increase (decrease) in net assets
Operations:
Net investment income (loss)	348	770	81	106	—
Total realized gain (loss) on investments
and capital gains distributions	729	2,392	214	192	4
Net unrealized appreciation
(depreciation) of investments	(322)	(1,158)	(110)	378	4
Net increase (decrease) in net assets
resulting from operations	755	2,004	185	676	8
Changes from principal transactions:
Total unit transactions	672	(5,373)	(480)	(361)	(25)
Increase (decrease) in net assets
derived from principal transactions	672	(5,373)	(480)	(361)	(25)
Total increase (decrease) in net assets	1,427	(3,369)	(295)	315	(17)
Net assets at December 31, 2021	13,276	34,555	2,950	8,634	18

Increase (decrease) in net assets
Operations:
Net investment income (loss)	400	942	81	218	—
Total realized gain (loss) on investments
and capital gains distributions	613	2,894	244	873	3
Net unrealized appreciation
(depreciation) of investments	(2,876)	(9,253)	(780)	(2,518)	(4)
Net increase (decrease) in net assets
resulting from operations	(1,863)	(5,417)	(455)	(1,427)	(1)
Changes from principal transactions:
Total unit transactions	(3,468)	(1,718)	(195)	(66)	(1)
Increase (decrease) in net assets
derived from principal transactions	(3,468)	(1,718)	(195)	(66)	(1)
Total increase (decrease) in net assets	(5,331)	(7,135)	(650)	(1,493)	(2)
Net assets at December 31, 2022	$7,945	$27,420	$2,300	$7,141	$16
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class
Net assets at January 1, 2021	$33,478	$62,126	$377	$183,870	$14,233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	210	51	(1)	(1,718)	(97)
Total realized gain (loss) on investments
and capital gains distributions	1,041	1,393	32	15,852	1,807
Net unrealized appreciation
(depreciation) of investments	7,669	14,149	42	20,144	1,544
Net increase (decrease) in net assets
resulting from operations	8,920	15,593	73	34,278	3,254
Changes from principal transactions:
Total unit transactions	(1,595)	(6,069)	(5)	(13,773)	19
Increase (decrease) in net assets
derived from principal transactions	(1,595)	(6,069)	(5)	(13,773)	19
Total increase (decrease) in net assets	7,325	9,524	68	20,505	3,273
Net assets at December 31, 2021	40,803	71,650	445	204,375	17,506

Increase (decrease) in net assets
Operations:
Net investment income (loss)	387	305	(1)	(1,372)	(104)
Total realized gain (loss) on investments
and capital gains distributions	6,536	12,227	44	14,567	2,107
Net unrealized appreciation
(depreciation) of investments	(9,506)	(17,007)	(136)	(62,937)	(5,357)
Net increase (decrease) in net assets
resulting from operations	(2,583)	(4,475)	(93)	(49,742)	(3,354)
Changes from principal transactions:
Total unit transactions	(567)	(3,062)	(58)	(5,793)	(772)
Increase (decrease) in net assets
derived from principal transactions	(567)	(3,062)	(58)	(5,793)	(772)
Total increase (decrease) in net assets	(3,150)	(7,537)	(151)	(55,535)	(4,126)
Net assets at December 31, 2022	$37,653	$64,113	$294	$148,840	$13,380
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class
Net assets at January 1, 2021	$153	$6,279	$238	$53,452	$1,591

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(69)	1	324	11
Total realized gain (loss) on investments
and capital gains distributions	3	516	25	2,403	30
Net unrealized appreciation
(depreciation) of investments	48	1,883	42	13,907	240
Net increase (decrease) in net assets
resulting from operations	50	2,330	68	16,634	281
Changes from principal transactions:
Total unit transactions	(3)	4,237	(113)	136	(113)
Increase (decrease) in net assets
derived from principal transactions	(3)	4,237	(113)	136	(113)
Total increase (decrease) in net assets	47	6,567	(45)	16,770	168
Net assets at December 31, 2021	200	12,846	193	70,222	1,759

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(89)	1	466	12
Total realized gain (loss) on investments
and capital gains distributions	32	2,136	7	2,304	198
Net unrealized appreciation
(depreciation) of investments	(59)	(3,786)	(9)	(3,373)	(356)
Net increase (decrease) in net assets
resulting from operations	(28)	(1,739)	(1)	(603)	(146)
Changes from principal transactions:
Total unit transactions	(17)	(1,400)	(23)	6,151	(254)
Increase (decrease) in net assets
derived from principal transactions	(17)	(1,400)	(23)	6,151	(254)
Total increase (decrease) in net assets	(45)	(3,139)	(24)	5,548	(400)
Net assets at December 31, 2022	$155	$9,707	$169	$75,770	$1,359
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Global Portfolio - Adviser Class	VY® Invesco Global Portfolio - Initial Class	VY® Invesco Global Portfolio - Service Class
Net assets at January 1, 2021	$276,337	$1,000	$286	$681,765	$2,249

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,270	7	(1)	(7,328)	(25)
Total realized gain (loss) on investments
and capital gains distributions	7,766	21	29	60,963	152
Net unrealized appreciation
(depreciation) of investments	38,671	152	10	40,559	194
Net increase (decrease) in net assets
resulting from operations	47,707	180	38	94,194	321
Changes from principal transactions:
Total unit transactions	(18,724)	48	(55)	(53,209)	50
Increase (decrease) in net assets
derived from principal transactions	(18,724)	48	(55)	(53,209)	50
Total increase (decrease) in net assets	28,983	228	(17)	40,985	371
Net assets at December 31, 2021	305,320	1,228	269	722,750	2,620

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,017	11	(1)	(5,169)	(20)
Total realized gain (loss) on investments
and capital gains distributions	38,136	169	32	92,341	302
Net unrealized appreciation
(depreciation) of investments	(65,671)	(282)	(119)	(318,961)	(1,147)
Net increase (decrease) in net assets
resulting from operations	(25,518)	(102)	(88)	(231,789)	(865)
Changes from principal transactions:
Total unit transactions	(17,911)	15	(6)	(37,632)	52
Increase (decrease) in net assets
derived from principal transactions	(17,911)	15	(6)	(37,632)	52
Total increase (decrease) in net assets	(43,429)	(87)	(94)	(269,421)	(813)
Net assets at December 31, 2022	$261,891	$1,141	$175	$453,329	$1,807
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6
Net assets at January 1, 2021	$202	$18,652	$52,345	$454	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	37	(197)	(2)	—
Total realized gain (loss) on investments
and capital gains distributions	8	488	598	86	—
Net unrealized appreciation
(depreciation) of investments	49	4,711	13,878	(28)	3
Net increase (decrease) in net assets
resulting from operations	57	5,236	14,279	56	3
Changes from principal transactions:
Total unit transactions	(19)	(1,363)	(5,781)	(30)	389
Increase (decrease) in net assets
derived from principal transactions	(19)	(1,363)	(5,781)	(30)	389
Total increase (decrease) in net assets	38	3,873	8,498	26	392
Net assets at December 31, 2021	240	22,525	60,843	480	392

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	134	(29)	(1)	(2)
Total realized gain (loss) on investments
and capital gains distributions	26	2,556	7,860	29	288
Net unrealized appreciation
(depreciation) of investments	(43)	(4,553)	(13,489)	(152)	(432)
Net increase (decrease) in net assets
resulting from operations	(17)	(1,863)	(5,658)	(124)	(146)
Changes from principal transactions:
Total unit transactions	(71)	(2,534)	(3,920)	(151)	1,681
Increase (decrease) in net assets
derived from principal transactions	(71)	(2,534)	(3,920)	(151)	1,681
Total increase (decrease) in net assets	(88)	(4,397)	(9,578)	(275)	1,535
Net assets at December 31, 2022	$152	$18,128	$51,265	$205	$1,927
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Net assets at January 1, 2021	$610,289	$1,388	$1,262	$713,552	$3,493

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,492)	(14)	(4)	(6,751)	(29)
Total realized gain (loss) on investments
and capital gains distributions	119,665	266	145	86,434	422
Net unrealized appreciation
(depreciation) of investments	(38,420)	(79)	72	53,910	241
Net increase (decrease) in net assets
resulting from operations	74,753	173	213	133,593	634
Changes from principal transactions:
Total unit transactions	(46,693)	62	(209)	(31,693)	(122)
Increase (decrease) in net assets
derived from principal transactions	(46,693)	62	(209)	(31,693)	(122)
Total increase (decrease) in net assets	28,060	235	4	101,900	512
Net assets at December 31, 2021	638,349	1,623	1,266	815,452	4,005

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,842)	(12)	(3)	(4,580)	(22)
Total realized gain (loss) on investments
and capital gains distributions	123,708	321	99	91,615	450
Net unrealized appreciation
(depreciation) of investments	(276,769)	(720)	(568)	(415,392)	(2,108)
Net increase (decrease) in net assets
resulting from operations	(157,903)	(411)	(472)	(328,357)	(1,680)
Changes from principal transactions:
Total unit transactions	(37,544)	22	(196)	(38,389)	57
Increase (decrease) in net assets
derived from principal transactions	(37,544)	22	(196)	(38,389)	57
Total increase (decrease) in net assets	(195,447)	(389)	(668)	(366,746)	(1,623)
Net assets at December 31, 2022	$442,902	$1,234	$598	$448,706	$2,382
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Target In-Retirement Fund - Class R6	Voya Target Retirement 2025 Fund - Class R6	Voya Target Retirement 2030 Fund - Class R6	Voya Target Retirement 2035 Fund - Class R6	Voya Target Retirement 2040 Fund - Class R6
Net assets at January 1, 2021	$—	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	2	—	3	—
Total realized gain (loss) on investments
and capital gains distributions	2	9	—	16	—
Net unrealized appreciation
(depreciation) of investments	(2)	(10)	—	(18)	—
Net increase (decrease) in net assets
resulting from operations	1	1	—	1	—
Changes from principal transactions:
Total unit transactions	26	85	2	126	—
Increase (decrease) in net assets
derived from principal transactions	26	85	2	126	—
Total increase (decrease) in net assets	27	86	2	127	—
Net assets at December 31, 2021	27	86	2	127	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	16	5	15	2
Total realized gain (loss) on investments
and capital gains distributions	(8)	(21)	6	15	3
Net unrealized appreciation
(depreciation) of investments	(16)	(66)	(21)	(87)	(15)
Net increase (decrease) in net assets
resulting from operations	(18)	(71)	(10)	(57)	(10)
Changes from principal transactions:
Total unit transactions	265	801	232	758	121
Increase (decrease) in net assets
derived from principal transactions	265	801	232	758	121
Total increase (decrease) in net assets	247	730	222	701	111
Net assets at December 31, 2022	$274	$816	$224	$828	$111
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Target Retirement 2045 Fund - Class R6	Voya Target Retirement 2050 Fund - Class R6	Voya Target Retirement 2055 Fund - Class R6	Voya Target Retirement 2060 Fund - Class R6	Voya Target Retirement 2065 Fund - Class R6
Net assets at January 1, 2021	$—	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	—	1	—	—
Total realized gain (loss) on investments
and capital gains distributions	25	2	9	1	—
Net unrealized appreciation
(depreciation) of investments	(27)	(2)	(9)	(1)	—
Net increase (decrease) in net assets
resulting from operations	2	—	1	—	—
Changes from principal transactions:
Total unit transactions	155	11	51	5	—
Increase (decrease) in net assets
derived from principal transactions	155	11	51	5	—
Total increase (decrease) in net assets	157	11	52	5	—
Net assets at December 31, 2021	157	11	52	5	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	2	13	1	—
Total realized gain (loss) on investments
and capital gains distributions	50	4	25	2	—
Net unrealized appreciation
(depreciation) of investments	(187)	(9)	(76)	(4)	—
Net increase (decrease) in net assets
resulting from operations	(111)	(3)	(38)	(1)	—
Changes from principal transactions:
Total unit transactions	1,426	88	659	32	3
Increase (decrease) in net assets
derived from principal transactions	1,426	88	659	32	3
Total increase (decrease) in net assets	1,315	85	621	31	3
Net assets at December 31, 2022	$1,472	$96	$673	$36	$3
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A
Net assets at January 1, 2021	$9,533	$33,734	$78,267	$63,521	$1,587

Increase (decrease) in net assets
Operations:
Net investment income (loss)	72	546	769	892	2
Total realized gain (loss) on investments
and capital gains distributions	730	639	5,015	4,275	713
Net unrealized appreciation
(depreciation) of investments	1,661	1,487	6,727	2,820	(313)
Net increase (decrease) in net assets
resulting from operations	2,463	2,672	12,511	7,987	402
Changes from principal transactions:
Total unit transactions	294	(1,708)	(2,851)	(1,691)	(479)
Increase (decrease) in net assets
derived from principal transactions	294	(1,708)	(2,851)	(1,691)	(479)
Total increase (decrease) in net assets	2,757	964	9,660	6,296	(77)
Net assets at December 31, 2021	12,290	34,698	87,927	69,817	1,510

Increase (decrease) in net assets
Operations:
Net investment income (loss)	141	758	1,603	1,227	3
Total realized gain (loss) on investments
and capital gains distributions	435	2,025	11,027	6,709	(12)
Net unrealized appreciation
(depreciation) of investments	(2,056)	(8,697)	(29,987)	(21,037)	(222)
Net increase (decrease) in net assets
resulting from operations	(1,480)	(5,914)	(17,357)	(13,101)	(231)
Changes from principal transactions:
Total unit transactions	2,043	(2,217)	(3,541)	(1,943)	(291)
Increase (decrease) in net assets
derived from principal transactions	2,043	(2,217)	(3,541)	(1,943)	(291)
Total increase (decrease) in net assets	563	(8,131)	(20,898)	(15,044)	(522)
Net assets at December 31, 2022	$12,853	$26,567	$67,029	$54,773	$988
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I
Net assets at January 1, 2021	$1,261,656	$298	$75,550	$10,150	$405,124

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,415)	(1)	1,431	122	(58)
Total realized gain (loss) on investments
and capital gains distributions	627,339	142	1,266	275	51,023
Net unrealized appreciation
(depreciation) of investments	(290,153)	(63)	11,789	1,466	57,465
Net increase (decrease) in net assets
resulting from operations	335,771	78	14,486	1,863	108,430
Changes from principal transactions:
Total unit transactions	(120,445)	(68)	(5,953)	(800)	(34,455)
Increase (decrease) in net assets
derived from principal transactions	(120,445)	(68)	(5,953)	(800)	(34,455)
Total increase (decrease) in net assets	215,326	10	8,533	1,063	73,975
Net assets at December 31, 2021	1,476,982	308	84,083	11,213	479,099

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(180)	(1)	1,523	145	(751)
Total realized gain (loss) on investments
and capital gains distributions	114,209	6	3,588	516	116,254
Net unrealized appreciation
(depreciation) of investments	(338,685)	(58)	(9,950)	(1,372)	(209,478)
Net increase (decrease) in net assets
resulting from operations	(224,656)	(53)	(4,839)	(711)	(93,975)
Changes from principal transactions:
Total unit transactions	(116,257)	2	(4,047)	(285)	(24,233)
Increase (decrease) in net assets
derived from principal transactions	(116,257)	2	(4,047)	(285)	(24,233)
Total increase (decrease) in net assets	(340,913)	(51)	(8,886)	(996)	(118,208)
Net assets at December 31, 2022	$1,136,069	$257	$75,197	$10,217	$360,891
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S
Net assets at January 1, 2021	$130	$298,527	$43	$126,192	$146

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(216)	—	(488)	—
Total realized gain (loss) on investments
and capital gains distributions	10	11,884	1	6,193	2
Net unrealized appreciation
(depreciation) of investments	26	65,323	10	28,068	38
Net increase (decrease) in net assets
resulting from operations	36	76,991	11	33,773	40
Changes from principal transactions:
Total unit transactions	1	(23,475)	(8)	(6,315)	(10)
Increase (decrease) in net assets
derived from principal transactions	1	(23,475)	(8)	(6,315)	(10)
Total increase (decrease) in net assets	37	53,516	3	27,458	30
Net assets at December 31, 2021	167	352,043	46	153,650	176

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(107)	—	(114)	1
Total realized gain (loss) on investments
and capital gains distributions	6	64,346	8	23,099	6
Net unrealized appreciation
(depreciation) of investments	(46)	(116,631)	(16)	(45,506)	(32)
Net increase (decrease) in net assets
resulting from operations	(39)	(52,392)	(8)	(22,521)	(25)
Changes from principal transactions:
Total unit transactions	(117)	(19,997)	(1)	(7,414)	(58)
Increase (decrease) in net assets
derived from principal transactions	(117)	(19,997)	(1)	(7,414)	(58)
Total increase (decrease) in net assets	(156)	(72,389)	(9)	(29,935)	(83)
Net assets at December 31, 2022	$11	$279,654	$37	$123,715	$93
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I
Net assets at January 1, 2021	$45,069	$11	$140,664	$3,572	$229,256

Increase (decrease) in net assets
Operations:
Net investment income (loss)	488	—	(834)	(8)	926
Total realized gain (loss) on investments
and capital gains distributions	843	—	10,439	459	19,513
Net unrealized appreciation
(depreciation) of investments	2,910	1	30,992	568	40,593
Net increase (decrease) in net assets
resulting from operations	4,241	1	40,597	1,019	61,032
Changes from principal transactions:
Total unit transactions	(1,432)	—	(1,155)	(247)	5,561
Increase (decrease) in net assets
derived from principal transactions	(1,432)	—	(1,155)	(247)	5,561
Total increase (decrease) in net assets	2,809	1	39,442	772	66,593
Net assets at December 31, 2021	47,878	12	180,106	4,344	295,849

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,043	—	(871)	(14)	(173)
Total realized gain (loss) on investments
and capital gains distributions	373	—	18,916	575	15,446
Net unrealized appreciation
(depreciation) of investments	(8,451)	—	(73,559)	(1,877)	(77,350)
Net increase (decrease) in net assets
resulting from operations	(7,035)	—	(55,514)	(1,316)	(62,077)
Changes from principal transactions:
Total unit transactions	7,853	43	(278)	(83)	7,687
Increase (decrease) in net assets
derived from principal transactions	7,853	43	(278)	(83)	7,687
Total increase (decrease) in net assets	818	43	(55,792)	(1,399)	(54,390)
Net assets at December 31, 2022	$48,696	$55	$124,314	$2,945	$241,459
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I
Net assets at January 1, 2021	$540	$493	$19,713	$25,054	$204,187

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	5	184	(247)	548
Total realized gain (loss) on investments
and capital gains distributions	88	22	688	2,848	18,504
Net unrealized appreciation
(depreciation) of investments	44	80	3,379	30	24,260
Net increase (decrease) in net assets
resulting from operations	132	107	4,251	2,631	43,312
Changes from principal transactions:
Total unit transactions	(103)	(8)	724	(2,487)	(3,240)
Increase (decrease) in net assets
derived from principal transactions	(103)	(8)	724	(2,487)	(3,240)
Total increase (decrease) in net assets	29	99	4,975	144	40,072
Net assets at December 31, 2021	569	592	24,688	25,198	244,259

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	—	33	(182)	768
Total realized gain (loss) on investments
and capital gains distributions	114	6	774	2,241	12,714
Net unrealized appreciation
(depreciation) of investments	(203)	(47)	(2,367)	(8,986)	(57,620)
Net increase (decrease) in net assets
resulting from operations	(91)	(41)	(1,560)	(6,927)	(44,138)
Changes from principal transactions:
Total unit transactions	(183)	54	36	(1,313)	(8,204)
Increase (decrease) in net assets
derived from principal transactions	(183)	54	36	(1,313)	(8,204)
Total increase (decrease) in net assets	(274)	13	(1,524)	(8,240)	(52,342)
Net assets at December 31, 2022	$295	$605	$23,164	$16,958	$191,917
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net assets at January 1, 2021	$108,900	$140,744	$130	$31,403	$352,229

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(261)	(1,285)	—	394	(3,053)
Total realized gain (loss) on investments
and capital gains distributions	1,684	(46)	1	802	55,372
Net unrealized appreciation
(depreciation) of investments	13,324	20,195	18	(2,013)	(13,097)
Net increase (decrease) in net assets
resulting from operations	14,747	18,864	19	(817)	39,222
Changes from principal transactions:
Total unit transactions	5,040	(12,799)	(5)	(2,085)	(18,074)
Increase (decrease) in net assets
derived from principal transactions	5,040	(12,799)	(5)	(2,085)	(18,074)
Total increase (decrease) in net assets	19,787	6,065	14	(2,902)	21,148
Net assets at December 31, 2021	128,687	146,809	144	28,501	373,377

Increase (decrease) in net assets
Operations:
Net investment income (loss)	152	(1,213)	—	352	(2,287)
Total realized gain (loss) on investments
and capital gains distributions	9,735	28,428	31	(746)	161,354
Net unrealized appreciation
(depreciation) of investments	(37,105)	(52,360)	(55)	(3,437)	(253,963)
Net increase (decrease) in net assets
resulting from operations	(27,218)	(25,145)	(24)	(3,831)	(94,896)
Changes from principal transactions:
Total unit transactions	(3,943)	(8,044)	(4)	(1,948)	(16,667)
Increase (decrease) in net assets
derived from principal transactions	(3,943)	(8,044)	(4)	(1,948)	(16,667)
Total increase (decrease) in net assets	(31,161)	(33,189)	(28)	(5,779)	(111,563)
Net assets at December 31, 2022	$97,526	$113,620	$116	$22,722	$261,814
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Voya MidCap Opportunities Portfolio - Class R6	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger Acorn
Net assets at January 1, 2021	$—	$1,247	$75,202	$58	$102,087

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(6)	(727)	—	7
Total realized gain (loss) on investments
and capital gains distributions	—	259	7,136	7	4,417
Net unrealized appreciation
(depreciation) of investments	—	(132)	(3,618)	(4)	3,738
Net increase (decrease) in net assets
resulting from operations	—	121	2,791	3	8,162
Changes from principal transactions:
Total unit transactions	50	(327)	(4,695)	(8)	(8,657)
Increase (decrease) in net assets
derived from principal transactions	50	(327)	(4,695)	(8)	(8,657)
Total increase (decrease) in net assets	50	(206)	(1,904)	(5)	(495)
Net assets at December 31, 2021	50	1,041	73,298	53	101,592

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(4)	(539)	—	(510)
Total realized gain (loss) on investments
and capital gains distributions	(17)	479	10,287	14	19,513
Net unrealized appreciation
(depreciation) of investments	(1)	(731)	(26,935)	(25)	(52,934)
Net increase (decrease) in net assets
resulting from operations	(18)	(256)	(17,187)	(11)	(33,931)
Changes from principal transactions:
Total unit transactions	84	(38)	(3,303)	21	(5,896)
Increase (decrease) in net assets
derived from principal transactions	84	(38)	(3,303)	21	(5,896)
Total increase (decrease) in net assets	66	(294)	(20,490)	10	(39,827)
Net assets at December 31, 2022	$116	$747	$52,808	$63	$61,765
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2022 and 2021
(In thousands)

	Wanger International	Wanger Select	American Funds® Washington Mutual Investors Fund℠ - Class R-3	American Funds® Washington Mutual Investors Fund℠ - Class R-4	American Funds® Washington Mutual Investors Fund℠ - Class R-6
Net assets at January 1, 2021	$41,580	$68,206	$1,031	$233,109	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(86)	(644)	6	1,165	—
Total realized gain (loss) on investments
and capital gains distributions	648	6,962	106	23,286	1
Net unrealized appreciation
(depreciation) of investments	6,391	(2,878)	148	36,820	2
Net increase (decrease) in net assets
resulting from operations	6,953	3,440	260	61,271	3
Changes from principal transactions:
Total unit transactions	(5,755)	(6,014)	(194)	(14,923)	73
Increase (decrease) in net assets
derived from principal transactions	(5,755)	(6,014)	(194)	(14,923)	73
Total increase (decrease) in net assets	1,198	(2,574)	66	46,348	76
Net assets at December 31, 2021	42,778	65,632	1,097	279,457	76

Increase (decrease) in net assets
Operations:
Net investment income (loss)	49	(412)	9	2,119	15
Total realized gain (loss) on investments
and capital gains distributions	3,981	17,488	82	17,120	25
Net unrealized appreciation
(depreciation) of investments	(18,550)	(39,852)	(196)	(45,434)	(47)
Net increase (decrease) in net assets
resulting from operations	(14,520)	(22,776)	(105)	(26,195)	(7)
Changes from principal transactions:
Total unit transactions	(2,436)	(4,205)	(139)	(6,815)	840
Increase (decrease) in net assets
derived from principal transactions	(2,436)	(4,205)	(139)	(6,815)	840
Total increase (decrease) in net assets	(16,956)	(26,981)	(244)	(33,010)	833
Net assets at December 31, 2022	$25,822	$38,651	$853	$246,447	$909
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1. ORGANIZATION
Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the "Account") was established by ("VRIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. ("Voya Financial"), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in the Netherlands. In May 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Vvoya Financial in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2022, the Account had 383 investment divisions (the "Divisions"), 199 of which invest in independently managed mutual funds and 184 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC ("VIL"). The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts").

The Divisions with asset balances at December 31, 2022 and related Trusts are as follows:

AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A
abrdn Funds:
abrdn Emerging Markets Sustainable Leaders Fund - Institutional Class
AIM Counselor Series Trust:
Invesco Capital Appreciation Fund - Class A
Invesco Floating Rate ESG Fund - Class R5
AIM Equity Funds:
Invesco Main Street Fund - Class A
AIM Growth Series:
Invesco Main Street Mid Cap Fund® - Class A
Invesco Small Cap Growth Fund - Class A
AIM International Mutual Funds:
Invesco EQV International Equity Fund - Class R5
Invesco International Small-Mid Company Fund - Class Y
Invesco Oppenheimer International Growth Fund - Class Y
AIM Investment Funds:
Invesco Developing Markets Fund - Class A
Invesco Developing Markets Fund - Class R6
Invesco Developing Markets Fund - Class Y
Invesco Health Care Fund - Investor Class
Invesco International Bond Fund - Class A
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5
AIM Sector Funds:
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Gold & Special Minerals Fund - Class A
Invesco Small Cap Value Fund - Class A

AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I
Invesco V.I. Core Equity Fund - Series I
Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Invesco V.I. Global Fund - Series I
Invesco V.I. Global Strategic Income Fund - Series I
Invesco V.I. Main Street Fund - Series I
Invesco V.I. Main Street Small Cap Fund - Series I
The Alger Funds:
Alger Capital Appreciation Fund - Class A
The Alger Funds II:
Alger Responsible Investing Fund - Class A
Allspring Funds Trust:
Allspring Small Company Growth Fund - Administrator Class
Allspring Small Company Value Fund - Class A
Allspring Special Small Cap Value Fund - Class A
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund:
American Funds® American Balanced Fund® - Class R-3
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class
American Century Capital Portfolios, Inc.:
American Century Investments® Mid Cap Value Fund - R6 Class
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Disciplined Core Value Fund - A Class
American Funds Fundamental Investors:
American Funds® Fundamental Investors® - Class R-3

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

American Funds® Fundamental Investors® - Class R-4
American Mutual Fund:
American Funds® American Mutual Fund® - Class R-4
American Funds® American Mutual Fund® - Class R-6
AMG Funds IV:
AMG River Road Mid Cap Value Fund - Class N
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class
Ariel Fund - Institutional Class
Ariel Fund - Investor Class
Artisan Partners Funds, Inc.:
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Funds℠:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid-Cap Value Series, Inc.:
BlackRock Mid-Cap Value Fund - Institutional Shares
BlackRock Mid-Cap Value Fund - Investor A Shares
The Bond Fund of America:
American Funds® The Bond Fund of America® - Class R-4
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio
Capital Income Builder:
American Funds® Capital Income Builder® - Class R-4
Capital World Bond Fund:
American Funds® Capital World Bond Fund® - Class R-6
Capital World Growth & Income Fund:
American Funds® Capital World Growth and Income Fund® - Class R-3
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.
Columbia Acorn Trust:
Columbia Acorn® Fund - Class A Shares
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares
Columbia Select Mid Cap Value Fund - Institutional Class
Columbia Funds Series Trust II:
Columbia Large Cap Value Fund - Advisor Class
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares
Davis Series, Inc.:
Davis Financial Fund - Class Y
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class
Delaware Group® Equity Funds V:
Delaware Small Cap Value Fund - Class A
Deutsche DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S
DFA Investment Dimensions Group Inc.:
DFA Emerging Markets Core Equity Portfolio - Institutional Class

DFA Inflation-Protected Securities Portfolio - Institutional Class
DFA Real Estate Securities Portfolio - Institutional Class
DFA Social Fixed Income Portfolio - Institutional Class
DFA U.S. Targeted Value Portfolio - Institutional Class
Dimensional Investment Group Inc.:
DFA U.S. Large Company Portfolio - Institutional Class
Dodge & Cox Funds:
Dodge & Cox International Stock Fund - Class I Shares
Dodge & Cox Stock Fund - Class I Shares
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares
EuroPacific Growth Fund:
American Funds® EuroPacific Growth Fund® - Class R-3
American Funds® EuroPacific Growth Fund® - Class R-4
American Funds® EuroPacific Growth Fund® - Class R-6
Federated Hermes World Investment Series, Inc.:
Federated Hermes International Leaders Fund - Institutional Shares
Fidelity Concord Street Trust:
Fidelity® 500 Index Fund
Fidelity Contrafund:
Fidelity Advisor® New Insights Fund - Class I
Fidelity Salem Street Trust:
Fidelity® Mid Cap Index Fund
Fidelity® Small Cap Index Fund
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Asset Manager Portfolio - Initial Class
Franklin Mutual Series Funds:
Franklin Mutual Global Discovery Fund - Class R
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Franklin Value Investors Trust:
Franklin Small Cap Value Fund - Class R6
Goldman Sachs Trust:
Goldman Sachs Mid Cap Growth Fund - Investor Shares
The Growth Fund of America:
American Funds® The Growth Fund of America® - Class R-3
American Funds® The Growth Fund of America® - Class R-4
American Funds® The Growth Fund of America® - Class R-6
The Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend and Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
The Income Fund of America:
American Funds® The Income Fund of America® - Class R-3
Ivy Funds:

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Delaware Ivy Science and Technology Fund - Class Y
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares
JPMorgan Equity Income Fund - Class R6 Shares
JPMorgan Government Bond Fund - Class I Shares
JPMorgan Government Bond Fund - Class R6 Shares
JPMorgan Large Cap Growth Fund - Class R6 Shares
The Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares
Legg Mason Partners Investment Trust:
ClearBridge Aggressive Growth Fund - Class I
LKCM Funds:
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
MainStay Funds Trust:
MainStay CBRE Real Estate Fund - Class A
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I Shares
Metropolitan West Total Return Bond Fund - Class M Shares
MFS® Series Trust I:
MFS® New Discovery Fund - Class R3
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3
Neuberger Berman Equity Funds:
Neuberger Berman Genesis Fund - Trust Class Shares
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
New Perspective Fund:
American Funds® New Perspective Fund® - Class R-3
American Funds® New Perspective Fund® - Class R-4
American Funds® New Perspective Fund® - Class R-6
New World Fund, Inc.:
American Funds® New World Fund® - Class R-4

Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I
Parnassus Income Funds:
Parnassus Core Equity Fund℠ - Investor Shares
Pax World Funds Series Trust I:
Impax Global Environmental Markets Fund - Institutional Class
Impax Sustainable Allocation Fund - Investor Class
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares
Pioneer Series Trust IV:
Pioneer Balanced ESG Fund - Class K Shares
Pioneer Series Trust XIV:
Pioneer Strategic Income Fund - Class A Shares
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
Prudential Investment Portfolios, Inc. 15:
PGIM High Yield Fund - Class R6
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z
The Royce Fund:
Royce Small-Cap Total Return Fund - Service Class
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund
SMALLCAP World Fund, Inc.:
American Funds® SMALLCAP World Fund® - Class R-4
American Funds® SMALLCAP World Fund® - Class R-6
T. Rowe Price Equity Funds, Inc.:
T. Rowe Price Large-Cap Growth Fund - I Class
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class
TCW Funds Inc:
TCW Total Return Bond Fund - Class N
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class
Touchstone Strategic Trust:
Touchstone Small Company Fund - Class R6
Touchstone Value Fund - Institutional Class
USAA Mutual Funds Trust:
USAA Intermediate-Term Bond Fund - Class A Shares
USAA Precious Metals and Minerals Fund - Class A Shares
Vanguard Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares
Vanguard Explorer Fund:

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Vanguard® Explorer™ Fund - Admiral™ Shares
Vanguard Fenway Funds:
Vanguard® Equity Income Fund - Admiral™ Shares
Vanguard Money Market Reserves:
Vanguard® Federal Money Market Fund - Investor Shares
Vanguard STAR Funds:
Vanguard® Total International Stock Index Fund - Admiral™ Shares
Vanguard Trustees' Equity Fund:
Vanguard® International Value Fund - Investor Shares
Vanguard Variable Insurance Funds:
Vanguard® Variable Insurance Fund - Diversified Value Portfolio
Vanguard® Variable Insurance Fund - Equity Income Portfolio
Vanguard® Variable Insurance Fund - Small Company Growth Portfolio
Vanguard World Fund:
Vanguard® FTSE Social Index Fund - Institutional Shares
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Established Value Fund - Class R6
Victory Sycamore Small Company Opportunity Fund - Class R
Virtus Investment Trust:
Virtus NFJ Dividend Value Fund - Class A
Virtus NFJ Large-Cap Value Fund - Institutional Class
Virtus NFJ Small-Cap Value Fund - Class A
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Equity Trust:
Voya Large Cap Value Fund - Class A
Voya Large-Cap Growth Fund - Class R6
Voya Funds Trust:
Voya Floating Rate Fund - Class A
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Fund - Class R6
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® CBRE Global Real Estate Portfolio - Institutional Class
VY® CBRE Real Estate Portfolio - Adviser Class
VY® CBRE Real Estate Portfolio - Institutional Class
VY® CBRE Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class

VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
Voya Mutual Funds:
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Service Class 2
Voya Index Solution 2030 Portfolio - Initial Class
Voya Index Solution 2030 Portfolio - Service Class
Voya Index Solution 2030 Portfolio - Service Class 2
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Service Class 2
Voya Index Solution 2040 Portfolio - Initial Class
Voya Index Solution 2040 Portfolio - Service Class
Voya Index Solution 2040 Portfolio - Service Class 2
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Service Class 2
Voya Index Solution 2050 Portfolio - Initial Class
Voya Index Solution 2050 Portfolio - Service Class
Voya Index Solution 2050 Portfolio - Service Class 2
Voya Index Solution 2055 Portfolio - Initial Class
Voya Index Solution 2055 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Service Class 2
Voya Index Solution 2060 Portfolio - Initial Class
Voya Index Solution 2060 Portfolio - Service Class
Voya Index Solution 2060 Portfolio - Service Class 2
Voya Index Solution 2065 Portfolio - Initial Class
Voya Index Solution 2065 Portfolio - Service Class
Voya Index Solution 2065 Portfolio - Service Class 2
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service Class
Voya Index Solution Income Portfolio - Service Class 2
Voya International High Dividend Low Volatility Portfolio - Adviser Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service Class 2

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Solution 2030 Portfolio - Initial Class
Voya Solution 2030 Portfolio - Service Class
Voya Solution 2030 Portfolio - Service Class 2
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service Class 2
Voya Solution 2040 Portfolio - Initial Class
Voya Solution 2040 Portfolio - Service Class
Voya Solution 2040 Portfolio - Service Class 2
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service Class 2
Voya Solution 2050 Portfolio - Initial Class
Voya Solution 2050 Portfolio - Service Class
Voya Solution 2050 Portfolio - Service Class 2
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service Class 2
Voya Solution 2060 Portfolio - Initial Class
Voya Solution 2060 Portfolio - Service Class
Voya Solution 2060 Portfolio - Service Class 2
Voya Solution 2065 Portfolio - Initial Class
Voya Solution 2065 Portfolio - Service Class
Voya Solution 2065 Portfolio - Service Class 2
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
Voya Solution Income Portfolio - Service Class 2
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Global Portfolio - Adviser Class
VY® Invesco Global Portfolio - Initial Class
VY® Invesco Global Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class

VY® T. Rowe Price Growth Equity Portfolio - Service Class
Voya Separate Portfolios Trust:
Voya Target In-Retirement Fund - Class R6
Voya Target Retirement 2025 Fund - Class R6
Voya Target Retirement 2030 Fund - Class R6
Voya Target Retirement 2035 Fund - Class R6
Voya Target Retirement 2040 Fund - Class R6
Voya Target Retirement 2045 Fund - Class R6
Voya Target Retirement 2050 Fund - Class R6
Voya Target Retirement 2055 Fund - Class R6
Voya Target Retirement 2060 Fund - Class R6
Voya Target Retirement 2065 Fund - Class R6
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class R6
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger Acorn
Wanger International
Wanger Select
Washington Mutual Investors Fund:
American Funds® Washington Mutual Investors Fund℠ - Class R-3

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

American Funds® Washington Mutual Investors Fund℠ - Class R-4

American Funds® Washington Mutual Investors Fund℠ - Class R-6

The names of certain Trusts and Divisions were changed during 2022. The following is a summary of current and former names for those Trusts and Divisions:

Current Name	Former Name
abrdn Funds:	Aberdeen Funds:
abrdn Emerging Markets Sustainable Leaders Fund - Institutional Class	Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class
AIM International Mutual Funds:	AIM International Mutual Funds:
Invesco EQV International Equity Fund - Class R5	Invesco International Growth Fund - Class R5
Dodge & Cox Funds:	Dodge & Cox Funds:
Dodge & Cox International Stock Fund - Class I Shares	Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund - Class I Shares	Dodge & Cox Stock Fund
Goldman Sachs Trust:	Goldman Sachs Trust:
Goldman Sachs Mid Cap Growth Fund - Investor Shares	Goldman Sachs Growth Opportunities Fund - Investor Shares
Pax World Funds Series Trust I:	Pax World Funds Series Trust I:
Impax Sustainable Allocation Fund - Investor Class	Pax Sustainable Allocation Fund - Investor Class
The Royce Fund:	The Royce Fund:
Royce Small-Cap Total Return Fund - Service Class	Royce Total Return Fund - Service Class
Voya Investors Trust:	Voya Investors Trust:
VY® CBRE Global Real Estate Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® CBRE Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Adviser Class
VY® CBRE Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Institutional Class
VY® CBRE Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class
Wanger Advisors Trust:	Wanger Advisors Trust:
Wanger Acorn	Wanger USA

During 2022, the following Divisions were closed to contract owners:

Voya Investors Trust:
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.5%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Company has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Company is not aware of any subsequent events that would have a material effect on the financial statements of the Account.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

3. FINANCIAL INSTRUMENTS
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values ("NAV"). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2022 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2022. The Account had no liabilities as of December 31, 2022.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

•Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
•Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4. CHARGES AND FEES
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.75% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset-Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $75 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage that ranges up to 8.5% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For certain Contracts, an annual charge up to 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Transfer Asset Benefit option, as specified in the Contract. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5. RELATED PARTY TRANSACTIONS
Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to Voya Balanced Portfolio, Inc., Voya Equity Trust, Voya Funds Trust, Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Mutual Funds, Voya Partners, Inc., Voya Separate Portfolios Trust, Voya Series Fund, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.18% to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 follow:

	Purchases	Sales
	(In thousands)
AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A	$13	$11
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	612	87
abrdn Funds:
abrdn Emerging Markets Sustainable Leaders Fund - Institutional Class	1	—
AIM Counselor Series Trust:
Invesco Capital Appreciation Fund - Class A	1	14
Invesco Floating Rate ESG Fund - Class R5	224	71
AIM Equity Funds:
Invesco Main Street Fund - Class A	290	339
AIM Growth Series:
Invesco Main Street Mid Cap Fund® - Class A	611	407
Invesco Small Cap Growth Fund - Class A	45	10
AIM International Mutual Funds:
Invesco EQV International Equity Fund - Class R5	89	126
Invesco International Small-Mid Company Fund - Class Y	133	66
Invesco Oppenheimer International Growth Fund - Class Y	44	43
AIM Investment Funds:
Invesco Developing Markets Fund - Class A	2,511	11,307
Invesco Developing Markets Fund - Class R6	601	62
Invesco Developing Markets Fund - Class Y	2,680	2,543
Invesco Health Care Fund - Investor Class	4	69
Invesco International Bond Fund - Class A	22	1
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	148	84
AIM Sector Funds:
Invesco American Value Fund - Class R5	264	378
Invesco Energy Fund - Class R5	356	131
Invesco Gold & Special Minerals Fund - Class A	34	16
Invesco Small Cap Value Fund - Class A	184	160
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I	8,854	3,511
Invesco V.I. Core Equity Fund - Series I	5,245	2,684
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	5	2
Invesco V.I. Global Fund - Series I	51	39
Invesco V.I. Global Strategic Income Fund - Series I	—	4
Invesco V.I. Main Street Fund - Series I	20	11
Invesco V.I. Main Street Small Cap Fund - Series I	6,344	2,224
The Alger Funds:
Alger Capital Appreciation Fund - Class A	8	152
The Alger Funds II:
Alger Responsible Investing Fund - Class A	1,028	1,783
Allspring Funds Trust:
Allspring Small Company Growth Fund - Administrator Class	3,185	1,412
Allspring Small Company Value Fund - Class A	16	9
Allspring Special Small Cap Value Fund - Class A	7,553	6,764
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	9,654	7,470
Amana Income Fund - Investor Class	8,210	6,309
American Balanced Fund:

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
American Funds® American Balanced Fund® - Class R-3	$106	$464
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	34	7
American Century Capital Portfolios, Inc.:
American Century Investments® Mid Cap Value Fund - R6 Class	2,169	130
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	6,892	5,500
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Disciplined Core Value Fund - A Class	788	782
American Funds Fundamental Investors:
American Funds® Fundamental Investors® - Class R-3	133	334
American Funds® Fundamental Investors® - Class R-4	6,865	11,605
American Mutual Fund:
American Funds® American Mutual Fund® - Class R-4	454	259
American Funds® American Mutual Fund® - Class R-6	930	27
AMG Funds IV:
AMG River Road Mid Cap Value Fund - Class N	2,537	2,735
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	16	62
Ariel Fund - Institutional Class	7	—
Ariel Fund - Investor Class	1,860	2,471
Artisan Partners Funds, Inc.:
Artisan International Fund - Investor Shares	709	1,017
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	297	113
BlackRock Funds℠:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	2,691	907
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	5,116	3,384
BlackRock Mid-Cap Value Series, Inc.:
BlackRock Mid-Cap Value Fund - Institutional Shares	128	89
BlackRock Mid-Cap Value Fund - Investor A Shares	4,992	1,782
The Bond Fund of America:
American Funds® The Bond Fund of America® - Class R-4	4,690	4,650
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A	6	—
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	6,778	4,687
Capital Income Builder:
American Funds® Capital Income Builder® - Class R-4	2,702	1,299
Capital World Bond Fund:
American Funds® Capital World Bond Fund® - Class R-6	399	6
Capital World Growth & Income Fund:
American Funds® Capital World Growth and Income Fund® - Class R-3	110	176
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	2,899	1,663
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	2,338	1,792
Columbia Acorn Trust:
Columbia Acorn® Fund - Class A Shares	8	2
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares	2,494	1,470
Columbia Select Mid Cap Value Fund - Institutional Class	227	23
Columbia Funds Series Trust II:
Columbia Large Cap Value Fund - Advisor Class	3,001	1,381
CRM Mutual Fund Trust:

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
CRM Mid Cap Value Fund - Investor Shares	$1	$54
Davis Series, Inc.:
Davis Financial Fund - Class Y	58	47
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class	14	—
Delaware Group® Equity Funds V:
Delaware Small Cap Value Fund - Class A	1,329	1,165
Deutsche DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	314	113
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S	16	14
DFA Investment Dimensions Group Inc.:
DFA Emerging Markets Core Equity Portfolio - Institutional Class	4	1
DFA Inflation-Protected Securities Portfolio - Institutional Class	1,955	119
DFA Real Estate Securities Portfolio - Institutional Class	356	47
DFA Social Fixed Income Portfolio - Institutional Class	71	—
DFA U.S. Targeted Value Portfolio - Institutional Class	12	2
Dimensional Investment Group Inc.:
DFA U.S. Large Company Portfolio - Institutional Class	661	103
Dodge & Cox Funds:
Dodge & Cox International Stock Fund - Class I Shares	13	62
Dodge & Cox Stock Fund - Class I Shares	61	182
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares	—	—
EuroPacific Growth Fund:
American Funds® EuroPacific Growth Fund® - Class R-3	118	577
American Funds® EuroPacific Growth Fund® - Class R-4	8,371	17,325
American Funds® EuroPacific Growth Fund® - Class R-6	413	10
Federated Hermes World Investment Series, Inc.:
Federated Hermes International Leaders Fund - Institutional Shares	20	3
Fidelity Concord Street Trust:
Fidelity® 500 Index Fund	4,383	189
Fidelity Contrafund:
Fidelity Advisor® New Insights Fund - Class I	391	629
Fidelity Salem Street Trust:
Fidelity® Mid Cap Index Fund	2,290	168
Fidelity® Small Cap Index Fund	1,994	76
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	16,596	20,637
Fidelity® VIP Growth Portfolio - Initial Class	44,521	45,074
Fidelity® VIP High Income Portfolio - Initial Class	1,001	792
Fidelity® VIP Overseas Portfolio - Initial Class	1,706	2,385
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	73,485	104,078
Fidelity® VIP Index 500 Portfolio - Initial Class	19,662	22,035
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	1,910	1,726
Franklin Mutual Series Funds:
Franklin Mutual Global Discovery Fund - Class R	159	124
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	34	48
Franklin Natural Resources Fund - Advisor Class	47	129
Franklin Small-Mid Cap Growth Fund - Class A	16	42
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	23,548	8,452

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Franklin Value Investors Trust:
Franklin Small Cap Value Fund - Class R6	$585	$1
Goldman Sachs Trust:
Goldman Sachs Mid Cap Growth Fund - Investor Shares	49	50
The Growth Fund of America:
American Funds® The Growth Fund of America® - Class R-3	514	1,146
American Funds® The Growth Fund of America® - Class R-4	19,240	32,142
American Funds® The Growth Fund of America® - Class R-6	474	34
The Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	3	—
The Hartford Dividend and Growth Fund - Class R4	1	—
The Hartford International Opportunities Fund - Class R4	429	187
The Income Fund of America:
American Funds® The Income Fund of America® - Class R-3	89	172
Ivy Funds:
Delaware Ivy Science and Technology Fund - Class Y	7,515	3,492
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	7	12
Janus Henderson Enterprise Portfolio - Institutional Shares	59	13
Janus Henderson Flexible Bond Portfolio - Institutional Shares	1	—
Janus Henderson Global Research Portfolio - Institutional Shares	7	10
Janus Henderson Research Portfolio - Institutional Shares	13	2
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares	3,716	2,357
JPMorgan Equity Income Fund - Class R6 Shares	1,923	15
JPMorgan Government Bond Fund - Class I Shares	574	308
JPMorgan Government Bond Fund - Class R6 Shares	432	2
JPMorgan Large Cap Growth Fund - Class R6 Shares	1,781	80
The Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	538	279
Legg Mason Partners Investment Trust:
ClearBridge Aggressive Growth Fund - Class I	59	61
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	4	1
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	1,433	1,268
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	484	233
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	2	82
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	4	—
Lord Abbett Short Duration Income Fund - Class R4	3,620	2,114
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	68	17
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	20	16
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	1	13
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	4,982	5,128
MainStay Funds Trust:
MainStay CBRE Real Estate Fund - Class A	133	6
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	8	2

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I Shares	$18	$—
Metropolitan West Total Return Bond Fund - Class M Shares	2,503	3,335
MFS® Series Trust I:
MFS® New Discovery Fund - Class R3	164	172
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3	145	46
Neuberger Berman Equity Funds:
Neuberger Berman Genesis Fund - Trust Class Shares	99	182
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	2	—
Neuberger Berman Sustainable Equity Fund - Trust Class Shares	1,717	1,601
New Perspective Fund:
American Funds® New Perspective Fund® - Class R-3	224	208
American Funds® New Perspective Fund® - Class R-4	17,951	20,415
American Funds® New Perspective Fund® - Class R-6	4,603	322
New World Fund, Inc.:
American Funds® New World Fund® - Class R-4	181	79
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	908	347
Parnassus Income Funds:
Parnassus Core Equity Fund℠ - Investor Shares	4,990	7,367
Pax World Funds Series Trust I:
Impax Global Environmental Markets Fund - Institutional Class	3	—
Impax Sustainable Allocation Fund - Investor Class	3,307	3,387
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	19,495	6,557
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	9,413	10,597
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares	433	893
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares	48	153
Pioneer Series Trust IV:
Pioneer Balanced ESG Fund - Class K Shares	148	1
Pioneer Series Trust XIV:
Pioneer Strategic Income Fund - Class A Shares	131	231
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	—	—
Pioneer High Yield VCT Portfolio - Class I	1,679	2,875
Prudential Investment Portfolios, Inc. 15:
PGIM High Yield Fund - Class R6	488	1
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	157	93
The Royce Fund:
Royce Small-Cap Total Return Fund - Service Class	1	3
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	2,450	1,038
SMALLCAP World Fund, Inc.:
American Funds® SMALLCAP World Fund® - Class R-4	746	4,321
American Funds® SMALLCAP World Fund® - Class R-6	556	98
T. Rowe Price Equity Funds, Inc.:
T. Rowe Price Large-Cap Growth Fund - I Class	4,001	164
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	136	73
T. Rowe Price Value Fund, Inc.:

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
T. Rowe Price Value Fund - Advisor Class	$146	$117
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	1,286	1,590
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	23	8
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	1,906	1,388
Templeton Global Bond Fund - Class A	4,807	6,734
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	21	10
Touchstone Strategic Trust:
Touchstone Small Company Fund - Class R6	345	39
Touchstone Value Fund - Institutional Class	114	46
USAA Mutual Funds Trust:
USAA Intermediate-Term Bond Fund - Class A Shares	2	—
USAA Precious Metals and Minerals Fund - Class A Shares	10,939	8,563
Vanguard Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares	139	9
Vanguard Explorer Fund:
Vanguard® Explorer™ Fund - Admiral™ Shares	411	—
Vanguard Fenway Funds:
Vanguard® Equity Income Fund - Admiral™ Shares	2,326	50
Vanguard Money Market Reserves:
Vanguard® Federal Money Market Fund - Investor Shares	1,133	248
Vanguard STAR Funds:
Vanguard® Total International Stock Index Fund - Admiral™ Shares	630	110
Vanguard Trustees' Equity Fund:
Vanguard® International Value Fund - Investor Shares	662	4
Vanguard Variable Insurance Funds:
Vanguard® Variable Insurance Fund - Diversified Value Portfolio	14	32
Vanguard® Variable Insurance Fund - Equity Income Portfolio	30	5
Vanguard® Variable Insurance Fund - Small Company Growth Portfolio	24	10
Vanguard World Fund:
Vanguard® FTSE Social Index Fund - Institutional Shares	3,438	218
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	37	31
Victory Sycamore Established Value Fund - Class A	4,363	1,184
Victory Sycamore Established Value Fund - Class R6	924	1
Victory Sycamore Small Company Opportunity Fund - Class R	1	—
Virtus Investment Trust:
Virtus NFJ Dividend Value Fund - Class A	22	62
Virtus NFJ Large-Cap Value Fund - Institutional Class	1	—
Virtus NFJ Small-Cap Value Fund - Class A	1	2
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	28,974	19,257
Voya Equity Trust:
Voya Large Cap Value Fund - Class A	13	13
Voya Large-Cap Growth Fund - Class R6	781	290
Voya Funds Trust:
Voya Floating Rate Fund - Class A	295	166
Voya GNMA Income Fund - Class A	812	608
Voya Intermediate Bond Fund - Class A	91	49
Voya Intermediate Bond Fund - Class R6	4,860	86
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	70,524	51,512

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	$14,102	$45,586
Voya Intermediate Bond Portfolio - Class S	88	168
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	1,309	910
Voya High Yield Portfolio - Adviser Class	1	—
Voya High Yield Portfolio - Institutional Class	9,845	10,848
Voya Large Cap Growth Portfolio - Adviser Class	34	9
Voya Large Cap Growth Portfolio - Institutional Class	199,767	45,880
Voya Large Cap Growth Portfolio - Service Class	2,934	744
Voya Large Cap Value Portfolio - Adviser Class	8	3
Voya Large Cap Value Portfolio - Institutional Class	188,221	18,850
Voya Large Cap Value Portfolio - Service Class	926	253
Voya Limited Maturity Bond Portfolio - Adviser Class	—	—
Voya U.S. Stock Index Portfolio - Institutional Class	10,767	10,727
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	—	1
VY® CBRE Global Real Estate Portfolio - Institutional Class	9,363	3,630
VY® CBRE Real Estate Portfolio - Adviser Class	9	—
VY® CBRE Real Estate Portfolio - Institutional Class	1,457	1,550
VY® CBRE Real Estate Portfolio - Service Class	9,878	5,392
VY® Invesco Growth and Income Portfolio - Institutional Class	13,689	4,414
VY® Invesco Growth and Income Portfolio - Service Class	6,627	2,229
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	26	30
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	4,303	1,392
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	8,154	2,991
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	1	—
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	14,391	5,552
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	8,883	2,996
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	58	16
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,662	15
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	111,656	33,063
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	171,854	56,194
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	94	159
VY® T. Rowe Price Equity Income Portfolio - Service Class	18,521	10,046
VY® T. Rowe Price International Stock Portfolio - Adviser Class	7	95
VY® T. Rowe Price International Stock Portfolio - Service Class	1,249	7,607
Voya Mutual Funds:
Voya Multi-Manager International Small Cap Fund - Class A	2	8
Voya Multi-Manager International Small Cap Fund - Class I	504	268
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	11	7
Voya Global Bond Portfolio - Initial Class	3,089	6,266
Voya Global Bond Portfolio - Service Class	72	137
Voya Index Solution 2025 Portfolio - Initial Class	1,584	795
Voya Index Solution 2025 Portfolio - Service Class	2,140	761
Voya Index Solution 2025 Portfolio - Service Class 2	674	538
Voya Index Solution 2030 Portfolio - Initial Class	69	—
Voya Index Solution 2030 Portfolio - Service Class	4	—
Voya Index Solution 2030 Portfolio - Service Class 2	45	—
Voya Index Solution 2035 Portfolio - Initial Class	3,471	1,285
Voya Index Solution 2035 Portfolio - Service Class	1,856	917
Voya Index Solution 2035 Portfolio - Service Class 2	807	418
Voya Index Solution 2040 Portfolio - Initial Class	540	119
Voya Index Solution 2040 Portfolio - Service Class	11	—
Voya Index Solution 2040 Portfolio - Service Class 2	4	—

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Index Solution 2045 Portfolio - Initial Class	$2,723	$858
Voya Index Solution 2045 Portfolio - Service Class	1,573	611
Voya Index Solution 2045 Portfolio - Service Class 2	855	623
Voya Index Solution 2050 Portfolio - Initial Class	335	6
Voya Index Solution 2050 Portfolio - Service Class	7	—
Voya Index Solution 2050 Portfolio - Service Class 2	13	—
Voya Index Solution 2055 Portfolio - Initial Class	1,606	366
Voya Index Solution 2055 Portfolio - Service Class	2,113	414
Voya Index Solution 2055 Portfolio - Service Class 2	775	271
Voya Index Solution 2060 Portfolio - Initial Class	53	—
Voya Index Solution 2060 Portfolio - Service Class	40	—
Voya Index Solution 2060 Portfolio - Service Class 2	24	—
Voya Index Solution 2065 Portfolio - Initial Class	121	19
Voya Index Solution 2065 Portfolio - Service Class	41	2
Voya Index Solution 2065 Portfolio - Service Class 2	16	1
Voya Index Solution Income Portfolio - Initial Class	212	301
Voya Index Solution Income Portfolio - Service Class	155	129
Voya Index Solution Income Portfolio - Service Class 2	73	217
Voya International High Dividend Low Volatility Portfolio - Adviser Class	7	57
Voya International High Dividend Low Volatility Portfolio - Initial Class	5,075	5,066
Voya International High Dividend Low Volatility Portfolio - Service Class	10	3
Voya Solution 2025 Portfolio - Adviser Class	50	29
Voya Solution 2025 Portfolio - Initial Class	5,711	2,735
Voya Solution 2025 Portfolio - Service Class	30,938	14,768
Voya Solution 2025 Portfolio - Service Class 2	1,266	586
Voya Solution 2030 Portfolio - Initial Class	745	35
Voya Solution 2030 Portfolio - Service Class	3,121	856
Voya Solution 2030 Portfolio - Service Class 2	2	1
Voya Solution 2035 Portfolio - Adviser Class	64	107
Voya Solution 2035 Portfolio - Initial Class	4,816	1,094
Voya Solution 2035 Portfolio - Service Class	44,745	7,049
Voya Solution 2035 Portfolio - Service Class 2	2,153	1,043
Voya Solution 2040 Portfolio - Initial Class	472	268
Voya Solution 2040 Portfolio - Service Class	1,645	131
Voya Solution 2040 Portfolio - Service Class 2	27	1
Voya Solution 2045 Portfolio - Adviser Class	6	—
Voya Solution 2045 Portfolio - Initial Class	4,870	1,147
Voya Solution 2045 Portfolio - Service Class	37,082	5,589
Voya Solution 2045 Portfolio - Service Class 2	1,165	342
Voya Solution 2050 Portfolio - Initial Class	140	7
Voya Solution 2050 Portfolio - Service Class	1,963	205
Voya Solution 2050 Portfolio - Service Class 2	23	1
Voya Solution 2055 Portfolio - Initial Class	3,661	579
Voya Solution 2055 Portfolio - Service Class	16,080	1,198
Voya Solution 2055 Portfolio - Service Class 2	620	133
Voya Solution 2060 Portfolio - Initial Class	83	—
Voya Solution 2060 Portfolio - Service Class	529	65
Voya Solution 2060 Portfolio - Service Class 2	17	1
Voya Solution 2065 Portfolio - Initial Class	533	36
Voya Solution 2065 Portfolio - Service Class	1,433	93
Voya Solution 2065 Portfolio - Service Class 2	21	2
Voya Solution Balanced Portfolio - Service Class	1,747	671
Voya Solution Income Portfolio - Adviser Class	53	52
Voya Solution Income Portfolio - Initial Class	2,211	4,222
Voya Solution Income Portfolio - Service Class	5,914	3,632

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Solution Income Portfolio - Service Class 2	$483	$338
Voya Solution Moderately Conservative Portfolio - Service Class	1,818	842
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	3	—
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	11,617	4,995
VY® American Century Small-Mid Cap Value Portfolio - Service Class	15,407	6,739
VY® Baron Growth Portfolio - Adviser Class	80	102
VY® Baron Growth Portfolio - Service Class	20,762	10,480
VY® Columbia Contrarian Core Portfolio - Service Class	3,375	1,839
VY® Columbia Small Cap Value II Portfolio - Adviser Class	24	19
VY® Columbia Small Cap Value II Portfolio - Service Class	2,637	2,695
VY® Invesco Comstock Portfolio - Adviser Class	3	24
VY® Invesco Comstock Portfolio - Service Class	13,602	6,801
VY® Invesco Equity and Income Portfolio - Adviser Class	253	261
VY® Invesco Equity and Income Portfolio - Initial Class	45,001	22,068
VY® Invesco Equity and Income Portfolio - Service Class	213	21
VY® Invesco Global Portfolio - Adviser Class	37	12
VY® Invesco Global Portfolio - Initial Class	77,536	43,511
VY® Invesco Global Portfolio - Service Class	438	91
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	29	73
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	3,786	3,141
VY® JPMorgan Mid Cap Value Portfolio - Service Class	10,586	5,939
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	106	151
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2,377	306
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	115,834	43,112
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	431	80
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	217	265
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	100,303	48,871
VY® T. Rowe Price Growth Equity Portfolio - Service Class	801	237
Voya Separate Portfolios Trust:
Voya Target In-Retirement Fund - Class R6	330	57
Voya Target Retirement 2025 Fund - Class R6	1,030	193
Voya Target Retirement 2030 Fund - Class R6	252	8
Voya Target Retirement 2035 Fund - Class R6	856	52
Voya Target Retirement 2040 Fund - Class R6	133	6
Voya Target Retirement 2045 Fund - Class R6	1,527	17
Voya Target Retirement 2050 Fund - Class R6	94	—
Voya Target Retirement 2055 Fund - Class R6	701	3
Voya Target Retirement 2060 Fund - Class R6	35	—
Voya Target Retirement 2065 Fund - Class R6	4	—
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	4,137	1,460
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	5,571	4,668
Voya Strategic Allocation Growth Portfolio - Class I	13,897	6,639
Voya Strategic Allocation Moderate Portfolio - Class I	10,196	4,883
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	164	299
Voya Growth and Income Portfolio - Class I	177,472	131,740
Voya Growth and Income Portfolio - Class S	101	62
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	7,364	7,324
Voya Global High Dividend Low Volatility Portfolio - Class S	1,367	1,158
Voya Index Plus LargeCap Portfolio - Class I	104,266	31,788
Voya Index Plus LargeCap Portfolio - Class S	41	123
Voya Index Plus MidCap Portfolio - Class I	66,692	23,930

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Index Plus MidCap Portfolio - Class S	$12	$6
Voya Index Plus SmallCap Portfolio - Class I	22,660	10,134
Voya Index Plus SmallCap Portfolio - Class S	73	106
Voya International Index Portfolio - Class I	13,062	4,166
Voya International Index Portfolio - Class S	43	1
Voya Russell™ Large Cap Growth Index Portfolio - Class I	24,333	13,254
Voya Russell™ Large Cap Growth Index Portfolio - Class S	789	595
Voya Russell™ Large Cap Index Portfolio - Class I	30,856	13,510
Voya Russell™ Large Cap Index Portfolio - Class S	20	192
Voya Russell™ Large Cap Value Index Portfolio - Class I	93	39
Voya Russell™ Large Cap Value Index Portfolio - Class S	3,678	3,608
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	2,687	2,313
Voya Russell™ Mid Cap Index Portfolio - Class I	24,507	15,451
Voya Russell™ Small Cap Index Portfolio - Class I	14,695	9,408
Voya Small Company Portfolio - Class I	32,750	10,055
Voya Small Company Portfolio - Class S	37	7
Voya U.S. Bond Index Portfolio - Class I	3,947	5,543
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	180,094	21,669
Voya MidCap Opportunities Portfolio - Class R6	170	40
Voya MidCap Opportunities Portfolio - Class S	610	121
Voya SmallCap Opportunities Portfolio - Class I	12,377	4,873
Voya SmallCap Opportunities Portfolio - Class S	35	—
Wanger Advisors Trust:
Wanger Acorn	26,576	8,070
Wanger International	6,626	3,737
Wanger Select	22,286	4,999
Washington Mutual Investors Fund:
American Funds® Washington Mutual Investors Fund℠ - Class R-3	217	307
American Funds® Washington Mutual Investors Fund℠ - Class R-4	20,039	14,307
American Funds® Washington Mutual Investors Fund℠ - Class R-6	900	16

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7. CHANGES IN UNITS
The changes in units outstanding were as follows:

	Year Ended December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A	591	826	(235)	5,498	6,892	(1,394)
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	11,374	2,176	9,198	1,907	795	1,112
abrdn Funds:
abrdn Emerging Markets Sustainable Leaders Fund - Institutional Class	20	2	18	102,579	1,698,762	(1,596,183)
AIM Counselor Series Trust:
Invesco Capital Appreciation Fund - Class A	—	340	(340)	291	417	(126)
Invesco Floating Rate ESG Fund - Class R5	16,716	6,208	10,508	4,343	1,001	3,342
AIM Equity Funds:
Invesco Main Street Fund - Class A	14,597	20,305	(5,708)	28,654	26,362	2,292
AIM Growth Series:
Invesco Main Street Mid Cap Fund® - Class A	40,951	35,403	5,548	63,371	85,961	(22,590)
Invesco Small Cap Growth Fund - Class A	907	226	681	742	358	384
AIM International Mutual Funds:
Invesco EQV International Equity Fund - Class R5	1,628	8,917	(7,289)	12,975	13,291	(316)
Invesco International Small-Mid Company Fund - Class Y	9,070	4,937	4,133	6,903	5,672	1,231
Invesco Oppenheimer International Growth Fund - Class Y	4,633	4,108	525	4,795	2,826	1,969
AIM Investment Funds:
Invesco Developing Markets Fund - Class A	340,923	503,347	(162,424)	250,872	509,224	(258,352)
Invesco Developing Markets Fund - Class R6	87,979	10,117	77,862	11,623	17	11,606
Invesco Developing Markets Fund - Class Y	271,834	277,170	(5,336)	357,980	406,868	(48,888)
Invesco Health Care Fund - Investor Class	61	760	(699)	516	548	(32)
Invesco International Bond Fund - Class A	2,370	86	2,284	282	257	25
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	11,904	8,181	3,723	10,111	4,656	5,455
AIM Sector Funds:
Invesco American Value Fund - Class R5	6,331	24,663	(18,332)	19,633	14,221	5,412
Invesco Energy Fund - Class R5	55,071	21,434	33,637	42,762	1,807	40,955
Invesco Gold & Special Minerals Fund - Class A	4,010	2,066	1,944	2,963	10,230	(7,267)
Invesco Small Cap Value Fund - Class A	3,239	3,035	204	4,646	3,689	957
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I	31,652	65,701	(34,049)	104,840	158,846	(54,006)
Invesco V.I. Core Equity Fund - Series I	92,081	177,775	(85,694)	212,988	364,899	(151,911)
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	1	90	(89)	9,431	9,527	(96)
Invesco V.I. Global Fund - Series I	3	705	(702)	15	72	(57)
Invesco V.I. Global Strategic Income Fund - Series I	318	458	(140)	—	—	—
Invesco V.I. Main Street Fund - Series I	5	348	(343)	36,162	36,527	(365)
Invesco V.I. Main Street Small Cap Fund - Series I	212,371	188,243	24,128	154,213	162,089	(7,876)
The Alger Funds:
Alger Capital Appreciation Fund - Class A	146	3,428	(3,282)	2,276	1,735	541
The Alger Funds II:
Alger Responsible Investing Fund - Class A	35,641	52,535	(16,894)	56,221	76,492	(20,271)
Allspring Funds Trust:
Allspring Small Company Growth Fund - Administrator Class	184,650	135,531	49,119	260,795	156,513	104,282
Allspring Small Company Value Fund - Class A	750	632	118	2,126	392	1,734
Allspring Special Small Cap Value Fund - Class A	173,284	249,238	(75,954)	137,383	289,631	(152,248)
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	460,030	365,532	94,498	409,339	349,415	59,924

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Amana Income Fund - Investor Class	315,083	424,963	(109,880)	215,304	418,390	(203,086)
American Balanced Fund:
American Funds® American Balanced Fund® - Class R-3	26,049	38,393	(12,344)	18,279	30,135	(11,856)
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	911	473	438	1,364	295	1,069
American Century Capital Portfolios, Inc.:
American Century Investments® Mid Cap Value Fund - R6 Class	196,686	14,870	181,816	11,778	21	11,757
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	622,490	718,933	(96,443)	1,203,544	633,151	570,393
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Disciplined Core Value Fund - A Class	31,128	33,693	(2,565)	58,312	54,736	3,576
American Funds Fundamental Investors:
American Funds® Fundamental Investors® - Class R-3	6,288	15,394	(9,106)	5,098	7,000	(1,902)
American Funds® Fundamental Investors® - Class R-4	420,627	757,815	(337,188)	388,932	672,409	(283,477)
American Mutual Fund:
American Funds® American Mutual Fund® - Class R-4	13,687	10,047	3,640	11,573	4,066	7,507
American Funds® American Mutual Fund® - Class R-6	87,395	2,485	84,910	2,354	—	2,354
AMG Funds IV:
AMG River Road Mid Cap Value Fund - Class N	137,571	236,874	(99,303)	80,027	184,768	(104,741)
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	570	2,119	(1,549)	997	858	139
Ariel Fund - Institutional Class	663	—	663	26	—	26
Ariel Fund - Investor Class	77,833	127,727	(49,894)	196,609	151,178	45,431
Artisan Partners Funds, Inc.:
Artisan International Fund - Investor Shares	109,959	146,151	(36,192)	46,201	138,106	(91,905)
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	12,747	11,376	1,371	13,300	12,343	957
BlackRock Funds℠:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	120,388	67,607	52,781	176,752	117,792	58,960
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	498,337	525,636	(27,299)	446,996	457,035	(10,039)
BlackRock Mid-Cap Value Series, Inc.:
BlackRock Mid-Cap Value Fund - Institutional Shares	6,308	5,127	1,181	5,754	1,227	4,527
BlackRock Mid-Cap Value Fund - Investor A Shares	163,254	104,760	58,494	118,623	96,784	21,839
The Bond Fund of America:
American Funds® The Bond Fund of America® - Class R-4	537,897	571,916	(34,019)	550,642	659,681	(109,039)
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A	429	—	429	736	—	736
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	108,378	164,731	(56,353)	231,635	310,649	(79,014)
Capital Income Builder:
American Funds® Capital Income Builder® - Class R-4	266,378	175,391	90,987	192,869	108,998	83,871
Capital World Bond Fund:
American Funds® Capital World Bond Fund® - Class R-6	46,849	804	46,045	7,654	—	7,654
Capital World Growth & Income Fund:
American Funds® Capital World Growth and Income Fund® - Class R-3	4,169	6,362	(2,193)	5,946	5,228	718
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	207,951	151,564	56,387	216,607	30,267	186,340
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	142,595	147,123	(4,528)	102,851	143,716	(40,865)
Columbia Acorn Trust:
Columbia Acorn® Fund - Class A Shares	2,747	2,630	117	2,610	2,638	(28)
Columbia Funds Series Trust:

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia Select Mid Cap Value Fund - Class A Shares	106,037	85,601	20,436	58,862	58,369	493
Columbia Select Mid Cap Value Fund - Institutional Class	7,264	734	6,530	—	40	(40)
Columbia Funds Series Trust II:
Columbia Large Cap Value Fund - Advisor Class	289,314	247,495	41,819	151,309	140,880	10,429
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	286	1,526	(1,240)	2,723	2,867	(144)
Davis Series, Inc.:
Davis Financial Fund - Class Y	3,821	3,521	300	3,019	3,153	(134)
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class	272	11	261	46,823	1,030,411	(983,588)
Delaware Group® Equity Funds V:
Delaware Small Cap Value Fund - Class A	81,997	80,694	1,303	213,666	160,935	52,731
Deutsche DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	3,187	2,326	861	3,890	976	2,914
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S	1,019	841	178	845	142	703
DFA Investment Dimensions Group Inc.:
DFA Emerging Markets Core Equity Portfolio - Institutional Class	256	47	209	35,327	255,076	(219,749)
DFA Inflation-Protected Securities Portfolio - Institutional Class	193,024	13,240	179,784	123,472	288,280	(164,808)
DFA Real Estate Securities Portfolio - Institutional Class	34,337	5,485	28,852	7,580	—	7,580
DFA Social Fixed Income Portfolio - Institutional Class	7,843	—	7,843	—	—	—
DFA U.S. Targeted Value Portfolio - Institutional Class	376	126	250	117,429	1,623,596	(1,506,167)
Dimensional Investment Group Inc.:
DFA U.S. Large Company Portfolio - Institutional Class	60,416	10,318	50,098	54,266	27,191	27,075
Dodge & Cox Funds:
Dodge & Cox International Stock Fund - Class I Shares	775	3,414	(2,639)	3,363	7,746	(4,383)
Dodge & Cox Stock Fund - Class I Shares	2,217	5,590	(3,373)	7,654	1,117	6,537
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares	—	—	—	—	—	—
EuroPacific Growth Fund:
American Funds® EuroPacific Growth Fund® - Class R-3	12,885	27,707	(14,822)	49,345	81,073	(31,728)
American Funds® EuroPacific Growth Fund® - Class R-4	1,190,984	1,812,597	(621,613)	1,118,681	1,571,882	(453,201)
American Funds® EuroPacific Growth Fund® - Class R-6	50,326	1,777	48,549	4,164	4	4,160
Federated Hermes World Investment Series, Inc.:
Federated Hermes International Leaders Fund - Institutional Shares	1,384	193	1,191	603	214	389
Fidelity Concord Street Trust:
Fidelity® 500 Index Fund	427,233	23,443	403,790	54,456	—	54,456
Fidelity Contrafund:
Fidelity Advisor® New Insights Fund - Class I	26,892	39,905	(13,013)	38,860	34,153	4,707
Fidelity Salem Street Trust:
Fidelity® Mid Cap Index Fund	243,517	21,407	222,110	29,745	2	29,743
Fidelity® Small Cap Index Fund	234,835	10,273	224,562	21,519	6	21,513
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	517,332	730,812	(213,480)	1,443,243	1,724,737	(281,494)
Fidelity® VIP Growth Portfolio - Initial Class	881,724	1,248,149	(366,425)	1,020,706	1,229,280	(208,574)
Fidelity® VIP High Income Portfolio - Initial Class	43,871	49,977	(6,106)	68,044	66,358	1,686
Fidelity® VIP Overseas Portfolio - Initial Class	129,837	149,573	(19,736)	118,504	190,153	(71,649)
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,226,220	2,619,798	(1,393,578)	3,497,493	4,919,964	(1,422,471)
Fidelity® VIP Index 500 Portfolio - Initial Class	316,298	390,542	(74,244)	442,230	474,600	(32,370)
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	21,779	45,290	(23,511)	26,312	39,617	(13,305)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin Mutual Series Funds:
Franklin Mutual Global Discovery Fund - Class R	7,524	8,497	(973)	12,501	21,620	(9,119)
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	3,158	3,628	(470)	3,326	8,554	(5,228)
Franklin Natural Resources Fund - Advisor Class	6,127	16,554	(10,427)	25,404	1,781	23,623
Franklin Small-Mid Cap Growth Fund - Class A	3,201	4,093	(892)	3,111	2,331	780
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	227,008	328,017	(101,009)	640,356	732,811	(92,455)
Franklin Value Investors Trust:
Franklin Small Cap Value Fund - Class R6	62,608	160	62,448	5,643	—	5,643
Goldman Sachs Trust:
Goldman Sachs Mid Cap Growth Fund - Investor Shares	2,035	2,401	(366)	3,893	531	3,362
The Growth Fund of America:
American Funds® The Growth Fund of America® - Class R-3	26,219	41,089	(14,870)	52,948	95,492	(42,544)
American Funds® The Growth Fund of America® - Class R-4	971,959	1,534,123	(562,164)	853,013	1,580,645	(727,632)
American Funds® The Growth Fund of America® - Class R-6	51,764	3,930	47,834	1,721	—	1,721
The Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	86	3	83	—	—	—
The Hartford Dividend and Growth Fund - Class R4	—	—	—	5	—	5
The Hartford International Opportunities Fund - Class R4	60,706	42,968	17,738	33,194	41,593	(8,399)
The Income Fund of America:
American Funds® The Income Fund of America® - Class R-3	3,966	7,474	(3,508)	9,322	22,295	(12,973)
Ivy Funds:
Delaware Ivy Science and Technology Fund - Class Y	314,223	357,504	(43,281)	325,424	443,695	(118,271)
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	9	135	(126)	15	82	(67)
Janus Henderson Enterprise Portfolio - Institutional Shares	72	94	(22)	134	474	(340)
Janus Henderson Flexible Bond Portfolio - Institutional Shares	—	3	(3)	—	—	—
Janus Henderson Global Research Portfolio - Institutional Shares	16	208	(192)	14	241	(227)
Janus Henderson Research Portfolio - Institutional Shares	11	15	(4)	9	200	(191)
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares	219,889	158,315	61,574	150,244	81,913	68,331
JPMorgan Equity Income Fund - Class R6 Shares	182,551	1,441	181,110	902	—	902
JPMorgan Government Bond Fund - Class I Shares	50,203	30,479	19,724	56,170	253,856	(197,686)
JPMorgan Government Bond Fund - Class R6 Shares	46,086	258	45,828	5,379	—	5,379
JPMorgan Large Cap Growth Fund - Class R6 Shares	184,847	9,832	175,015	29,649	18	29,631
The Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	48,527	31,431	17,096	35,461	25,910	9,551
Legg Mason Partners Investment Trust:
ClearBridge Aggressive Growth Fund - Class I	1,983	4,397	(2,414)	1,988	3,204	(1,216)
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	—	1	(1)	129	1	128
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	39,986	72,319	(32,333)	49,022	77,199	(28,177)
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	49,962	24,626	25,336	23,455	39,134	(15,679)
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	164	1,997	(1,833)	1,185	2,633	(1,448)
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	1,142	768	374	1,045	1,064	(19)
Lord Abbett Short Duration Income Fund - Class R4	451,685	333,097	118,588	454,690	297,305	157,385
Lord Abbett Mid Cap Stock Fund, Inc.:

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Lord Abbett Mid Cap Stock Fund - Class A	1,850	1,501	349	1,052	1,710	(658)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	394	432	(38)	364	2,061	(1,697)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	86	526	(440)	591	5,190	(4,599)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	167,256	302,086	(134,830)	397,379	567,466	(170,087)
MainStay Funds Trust:
MainStay CBRE Real Estate Fund - Class A	8,040	5,862	2,178	41,227	74,963	(33,736)
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	234	153	81	1,248	2,465	(1,217)
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I Shares	1,398	1	1,397	185,360	2,764,680	(2,579,320)
Metropolitan West Total Return Bond Fund - Class M Shares	441,327	564,277	(122,950)	432,444	592,794	(160,350)
MFS® Series Trust I:
MFS® New Discovery Fund - Class R3	8,903	9,243	(340)	9,056	8,106	950
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3	5,258	3,482	1,776	4,484	3,152	1,332
Neuberger Berman Equity Funds:
Neuberger Berman Genesis Fund - Trust Class Shares	5,289	9,523	(4,234)	4,734	4,248	486
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	—	—	—	45,698	326,492	(280,794)
Neuberger Berman Sustainable Equity Fund - Trust Class Shares	41,868	75,820	(33,952)	54,897	87,284	(32,387)
New Perspective Fund:
American Funds® New Perspective Fund® - Class R-3	13,097	13,577	(480)	16,258	17,985	(1,727)
American Funds® New Perspective Fund® - Class R-4	933,500	1,329,177	(395,677)	982,998	972,173	10,825
American Funds® New Perspective Fund® - Class R-6	500,135	41,794	458,341	63,004	2	63,002
New World Fund, Inc.:
American Funds® New World Fund® - Class R-4	14,408	7,153	7,255	9,675	4,342	5,333
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	53,563	23,939	29,624	18,663	22,992	(4,329)
Parnassus Income Funds:
Parnassus Core Equity Fund℠ - Investor Shares	81,137	281,381	(200,244)	264,812	232,468	32,344
Pax World Funds Series Trust I:
Impax Global Environmental Markets Fund - Institutional Class	399	—	399	—	—	—
Impax Sustainable Allocation Fund - Investor Class	200,670	285,800	(85,130)	181,758	270,475	(88,717)
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	1,983,802	1,137,044	846,758	605,574	243,953	361,621
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	639,496	970,380	(330,884)	932,423	941,875	(9,452)
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares	9,991	42,007	(32,016)	15,868	60,991	(45,123)
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares	5,647	10,841	(5,194)	9,821	11,423	(1,602)
Pioneer Series Trust IV:
Pioneer Balanced ESG Fund - Class K Shares	15,488	108	15,380	581	—	581
Pioneer Series Trust XIV:
Pioneer Strategic Income Fund - Class A Shares	15,939	24,706	(8,767)	16,156	10,247	5,909
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	—	—	—	—	148	(148)
Pioneer High Yield VCT Portfolio - Class I	110,585	195,275	(84,690)	165,288	129,622	35,666
Prudential Investment Portfolios, Inc. 15:
PGIM High Yield Fund - Class R6	48,461	81	48,380	18,268	—	18,268

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	7,869	5,408	2,461	2,458	703	1,755
The Royce Fund:
Royce Small-Cap Total Return Fund - Service Class	247	494	(247)	54	334	(280)
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	148,176	97,974	50,202	127,956	92,753	35,203
SMALLCAP World Fund, Inc.:
American Funds® SMALLCAP World Fund® - Class R-4	309,680	475,638	(165,958)	425,314	282,968	142,346
American Funds® SMALLCAP World Fund® - Class R-6	70,064	14,581	55,483	9,354	—	9,354
T. Rowe Price Equity Funds, Inc.:
T. Rowe Price Large-Cap Growth Fund - I Class	433,792	17,755	416,037	174,273	2,261,109	(2,086,836)
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	2,118	1,801	317	2,400	2,355	45
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	2,883	3,928	(1,045)	4,799	959	3,840
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	206,765	250,273	(43,508)	227,584	493,063	(265,479)
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	3,501	2,755	746	2,077	12,251	(10,174)
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	148,249	176,548	(28,299)	159,059	325,613	(166,554)
Templeton Global Bond Fund - Class A	422,936	698,035	(275,099)	388,983	763,341	(374,358)
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	1,400	859	541	1,029	347	682
Touchstone Strategic Trust:
Touchstone Small Company Fund - Class R6	35,523	4,405	31,118	18,363	20	18,343
Touchstone Value Fund - Institutional Class	5,565	2,320	3,245	116,210	1,332,915	(1,216,705)
USAA Mutual Funds Trust:
USAA Intermediate-Term Bond Fund - Class A Shares	199	—	199	—	—	—
USAA Precious Metals and Minerals Fund - Class A Shares	868,647	750,091	118,556	577,263	492,968	84,295
Vanguard Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares	13,387	742	12,645	2,955	2,366	589
Vanguard Explorer Fund:
Vanguard® Explorer™ Fund - Admiral™ Shares	43,551	27	43,524	1,613	20	1,593
Vanguard Fenway Funds:
Vanguard® Equity Income Fund - Admiral™ Shares	208,898	4,924	203,974	27,416	41	27,375
Vanguard Money Market Reserves:
Vanguard® Federal Money Market Fund - Investor Shares	114,813	27,519	87,294	3,238	222	3,016
Vanguard STAR Funds:
Vanguard® Total International Stock Index Fund - Admiral™ Shares	65,253	13,244	52,009	14,043	1,530	12,513
Vanguard Trustees' Equity Fund:
Vanguard® International Value Fund - Investor Shares	78,687	471	78,216	6,413	—	6,413
Vanguard Variable Insurance Funds:
Vanguard® Variable Insurance Fund - Diversified Value Portfolio	3,140	3,855	(715)	3,856	3,848	8
Vanguard® Variable Insurance Fund - Equity Income Portfolio	282	109	173	250	2,670	(2,420)
Vanguard® Variable Insurance Fund - Small Company Growth Portfolio	1,708	1,741	(33)	1,727	1,607	120
Vanguard World Fund:
Vanguard® FTSE Social Index Fund - Institutional Shares	353,241	30,085	323,156	10,847	38	10,809
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	2,121	1,980	141	6,217	6,346	(129)
Victory Sycamore Established Value Fund - Class A	194,935	76,271	118,664	249,235	129,294	119,941
Victory Sycamore Established Value Fund - Class R6	85,778	315	85,463	71,287	70,642	645

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Victory Sycamore Small Company Opportunity Fund - Class R	93	76	17	17	—	17
Virtus Investment Trust:
Virtus NFJ Dividend Value Fund - Class A	32	1,889	(1,857)	1,549	1,885	(336)
Virtus NFJ Large-Cap Value Fund - Institutional Class	—	—	—	—	153	(153)
Virtus NFJ Small-Cap Value Fund - Class A	5	64	(59)	90	568	(478)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	320,188	630,638	(310,450)	4,854,410	5,298,013	(443,603)
Voya Equity Trust:
Voya Large Cap Value Fund - Class A	849	1,009	(160)	8,995	10,145	(1,150)
Voya Large-Cap Growth Fund - Class R6	73,694	28,019	45,675	37,974	—	37,974
Voya Funds Trust:
Voya Floating Rate Fund - Class A	24,748	15,737	9,011	21,271	12,818	8,453
Voya GNMA Income Fund - Class A	102,843	89,166	13,677	126,704	121,262	5,442
Voya Intermediate Bond Fund - Class A	13,851	11,451	2,400	35,214	52,737	(17,523)
Voya Intermediate Bond Fund - Class R6	523,080	15,211	507,869	23,037	—	23,037
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	10,311,662	9,110,902	1,200,760	14,294,372	17,063,719	(2,769,347)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	1,684,763	3,290,887	(1,606,124)	7,182,918	8,353,614	(1,170,696)
Voya Intermediate Bond Portfolio - Class S	2,625	10,251	(7,626)	4,833	11,731	(6,898)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	99,996	108,483	(8,487)	137,804	115,680	22,124
Voya High Yield Portfolio - Adviser Class	—	7	(7)	16	3	13
Voya High Yield Portfolio - Institutional Class	991,300	1,403,443	(412,143)	2,159,213	1,921,374	237,839
Voya Large Cap Growth Portfolio - Adviser Class	114	223	(109)	7	179	(172)
Voya Large Cap Growth Portfolio - Institutional Class	1,235,437	2,251,927	(1,016,490)	1,287,743	2,793,291	(1,505,548)
Voya Large Cap Growth Portfolio - Service Class	34,049	34,655	(606)	25,978	30,549	(4,571)
Voya Large Cap Value Portfolio - Adviser Class	—	124	(124)	—	121	(121)
Voya Large Cap Value Portfolio - Institutional Class	1,479,917	1,952,220	(472,303)	2,208,570	3,186,495	(977,925)
Voya Large Cap Value Portfolio - Service Class	14,445	13,186	1,259	17,364	40,090	(22,726)
Voya Limited Maturity Bond Portfolio - Adviser Class	9	46	(37)	37	—	37
Voya U.S. Stock Index Portfolio - Institutional Class	356,649	700,443	(343,794)	343,361	260,169	83,192
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	15	106	(91)	17	88	(71)
VY® CBRE Global Real Estate Portfolio - Institutional Class	551,622	455,722	95,900	395,375	618,228	(222,853)
VY® CBRE Real Estate Portfolio - Adviser Class	—	—	—	—	—	—
VY® CBRE Real Estate Portfolio - Institutional Class	—	8,130	(8,130)	942,375	951,986	(9,611)
VY® CBRE Real Estate Portfolio - Service Class	326,643	442,529	(115,886)	284,444	438,635	(154,191)
VY® Invesco Growth and Income Portfolio - Institutional Class	343,446	216,757	126,689	272,429	230,312	42,117
VY® Invesco Growth and Income Portfolio - Service Class	155,274	152,027	3,247	115,708	136,326	(20,618)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	148	1,548	(1,400)	39	739	(700)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	58,605	71,992	(13,387)	107,516	120,763	(13,247)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	185,506	200,933	(15,427)	193,148	284,132	(90,984)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	10	5	5	7	15	(8)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	212,768	260,658	(47,890)	242,770	239,944	2,826
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	178,438	201,240	(22,802)	145,166	195,824	(50,658)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	—	490	(490)	—	2,913	(2,913)
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	147,667	2,396	145,271	26,789	—	26,789
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	1,722,308	1,602,087	120,221	2,077,445	1,638,779	438,666
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	4,548,437	5,365,596	(817,159)	3,729,337	4,885,007	(1,155,670)
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	567	5,091	(4,524)	86	5,551	(5,465)
VY® T. Rowe Price Equity Income Portfolio - Service Class	526,689	666,830	(140,141)	1,062,671	1,299,134	(236,463)
VY® T. Rowe Price International Stock Portfolio - Adviser Class	79	6,942	(6,863)	41	98	(57)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
VY® T. Rowe Price International Stock Portfolio - Service Class	17,861	386,382	(368,521)	60,749	71,034	(10,285)
Voya Mutual Funds:
Voya Multi-Manager International Small Cap Fund - Class A	3,185	3,546	(361)	380	5,328	(4,948)
Voya Multi-Manager International Small Cap Fund - Class I	43,408	28,569	14,839	68,162	36,980	31,182
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	517	449	68	552	1,205	(653)
Voya Global Bond Portfolio - Initial Class	442,311	774,126	(331,815)	2,126,276	2,180,338	(54,062)
Voya Global Bond Portfolio - Service Class	12,181	17,905	(5,724)	23,819	28,637	(4,818)
Voya Index Solution 2025 Portfolio - Initial Class	55,502	51,760	3,742	54,911	66,246	(11,335)
Voya Index Solution 2025 Portfolio - Service Class	46,474	32,299	14,175	50,357	47,728	2,629
Voya Index Solution 2025 Portfolio - Service Class 2	48,973	51,646	(2,673)	44,832	63,053	(18,221)
Voya Index Solution 2030 Portfolio - Initial Class	7,519	187	7,332	—	—	—
Voya Index Solution 2030 Portfolio - Service Class	444	—	444	—	—	—
Voya Index Solution 2030 Portfolio - Service Class 2	4,676	38	4,638	381	—	381
Voya Index Solution 2035 Portfolio - Initial Class	113,567	87,089	26,478	104,435	26,572	77,863
Voya Index Solution 2035 Portfolio - Service Class	31,828	31,111	717	56,117	27,803	28,314
Voya Index Solution 2035 Portfolio - Service Class 2	39,601	36,742	2,859	43,970	31,841	12,129
Voya Index Solution 2040 Portfolio - Initial Class	63,682	14,210	49,472	1,351	—	1,351
Voya Index Solution 2040 Portfolio - Service Class	1,115	—	1,115	—	—	—
Voya Index Solution 2040 Portfolio - Service Class 2	418	—	418	—	—	—
Voya Index Solution 2045 Portfolio - Initial Class	77,904	55,016	22,888	58,284	14,470	43,814
Voya Index Solution 2045 Portfolio - Service Class	21,164	18,389	2,775	36,471	13,975	22,496
Voya Index Solution 2045 Portfolio - Service Class 2	28,795	37,258	(8,463)	37,260	25,149	12,111
Voya Index Solution 2050 Portfolio - Initial Class	37,761	1,630	36,131	109	—	109
Voya Index Solution 2050 Portfolio - Service Class	798	—	798	—	—	—
Voya Index Solution 2050 Portfolio - Service Class 2	1,421	—	1,421	—	—	—
Voya Index Solution 2055 Portfolio - Initial Class	61,415	31,190	30,225	43,320	30,660	12,660
Voya Index Solution 2055 Portfolio - Service Class	79,702	43,270	36,432	82,421	43,693	38,728
Voya Index Solution 2055 Portfolio - Service Class 2	26,669	19,689	6,980	26,522	13,850	12,672
Voya Index Solution 2060 Portfolio - Initial Class	5,988	411	5,577	—	—	—
Voya Index Solution 2060 Portfolio - Service Class	4,071	4	4,067	—	—	—
Voya Index Solution 2060 Portfolio - Service Class 2	2,726	101	2,625	—	—	—
Voya Index Solution 2065 Portfolio - Initial Class	10,800	2,406	8,394	5,828	20	5,808
Voya Index Solution 2065 Portfolio - Service Class	3,209	150	3,059	5,821	310	5,511
Voya Index Solution 2065 Portfolio - Service Class 2	1,367	58	1,309	—	—	—
Voya Index Solution Income Portfolio - Initial Class	11,012	20,871	(9,859)	10,116	13,269	(3,153)
Voya Index Solution Income Portfolio - Service Class	2,839	6,609	(3,770)	7,450	14,479	(7,029)
Voya Index Solution Income Portfolio - Service Class 2	6,011	18,535	(12,524)	8,810	14,898	(6,088)
Voya International High Dividend Low Volatility Portfolio - Adviser Class	36	5,474	(5,438)	117	865	(748)
Voya International High Dividend Low Volatility Portfolio - Initial Class	627,444	857,289	(229,845)	1,173,715	1,573,020	(399,305)
Voya International High Dividend Low Volatility Portfolio - Service Class	615	315	300	1,827	1,873	(46)
Voya Solution 2025 Portfolio - Adviser Class	77	1,427	(1,350)	130	913	(783)
Voya Solution 2025 Portfolio - Initial Class	200,983	205,825	(4,842)	234,355	149,921	84,434
Voya Solution 2025 Portfolio - Service Class	824,297	1,197,850	(373,553)	1,042,235	1,040,621	1,614
Voya Solution 2025 Portfolio - Service Class 2	79,443	90,356	(10,913)	137,320	149,464	(12,144)
Voya Solution 2030 Portfolio - Initial Class	80,334	4,779	75,555	—	—	—
Voya Solution 2030 Portfolio - Service Class	315,260	95,433	219,827	12,602	—	12,602
Voya Solution 2030 Portfolio - Service Class 2	160	81	79	—	—	—
Voya Solution 2035 Portfolio - Adviser Class	332	4,345	(4,013)	205	72	133
Voya Solution 2035 Portfolio - Initial Class	133,269	91,284	41,985	268,114	196,299	71,815
Voya Solution 2035 Portfolio - Service Class	1,211,075	953,909	257,166	1,124,122	769,490	354,632
Voya Solution 2035 Portfolio - Service Class 2	100,858	122,862	(22,004)	171,237	205,203	(33,966)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Solution 2040 Portfolio - Initial Class	50,994	29,647	21,347	10	—	10
Voya Solution 2040 Portfolio - Service Class	192,829	40,267	152,562	210	—	210
Voya Solution 2040 Portfolio - Service Class 2	2,947	83	2,864	—	—	—
Voya Solution 2045 Portfolio - Adviser Class	32	—	32	34	1	33
Voya Solution 2045 Portfolio - Initial Class	124,885	81,702	43,183	240,366	93,506	146,860
Voya Solution 2045 Portfolio - Service Class	838,293	658,654	179,639	712,614	525,076	187,538
Voya Solution 2045 Portfolio - Service Class 2	65,259	65,379	(120)	69,860	86,886	(17,026)
Voya Solution 2050 Portfolio - Initial Class	15,251	833	14,418	42	—	42
Voya Solution 2050 Portfolio - Service Class	204,916	25,402	179,514	998	2	996
Voya Solution 2050 Portfolio - Service Class 2	3,014	809	2,205	31	—	31
Voya Solution 2055 Portfolio - Initial Class	109,347	38,645	70,702	126,245	33,795	92,450
Voya Solution 2055 Portfolio - Service Class	447,458	200,837	246,621	389,412	261,653	127,759
Voya Solution 2055 Portfolio - Service Class 2	34,299	26,408	7,891	39,627	35,000	4,627
Voya Solution 2060 Portfolio - Initial Class	9,257	13	9,244	2	—	2
Voya Solution 2060 Portfolio - Service Class	56,580	7,353	49,227	5,024	—	5,024
Voya Solution 2060 Portfolio - Service Class 2	2,040	171	1,869	52	—	52
Voya Solution 2065 Portfolio - Initial Class	42,472	2,986	39,486	68	—	68
Voya Solution 2065 Portfolio - Service Class	127,850	21,185	106,665	81,050	10,610	70,440
Voya Solution 2065 Portfolio - Service Class 2	1,663	139	1,524	—	—	—
Voya Solution Balanced Portfolio - Service Class	54,081	49,242	4,839	87,288	54,908	32,380
Voya Solution Income Portfolio - Adviser Class	—	2,742	(2,742)	—	2,154	(2,154)
Voya Solution Income Portfolio - Initial Class	59,402	296,972	(237,570)	195,255	151,319	43,936
Voya Solution Income Portfolio - Service Class	199,142	297,922	(98,780)	165,784	478,562	(312,778)
Voya Solution Income Portfolio - Service Class 2	23,086	34,481	(11,395)	110,480	134,932	(24,452)
Voya Solution Moderately Conservative Portfolio - Service Class	79,118	82,287	(3,169)	82,671	102,939	(20,268)
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	—	7	(7)	—	617	(617)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	165,913	179,995	(14,082)	148,850	191,256	(42,406)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	287,433	357,123	(69,690)	450,187	638,924	(188,737)
VY® Baron Growth Portfolio - Adviser Class	1,067	2,084	(1,017)	345	444	(99)
VY® Baron Growth Portfolio - Service Class	325,621	483,186	(157,565)	763,940	994,741	(230,801)
VY® Columbia Contrarian Core Portfolio - Service Class	46,139	59,116	(12,977)	75,774	78,356	(2,582)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	—	676	(676)	—	161	(161)
VY® Columbia Small Cap Value II Portfolio - Service Class	100,388	153,164	(52,776)	376,796	222,756	154,040
VY® Invesco Comstock Portfolio - Adviser Class	—	730	(730)	20	3,752	(3,732)
VY® Invesco Comstock Portfolio - Service Class	682,374	491,675	190,699	649,720	684,313	(34,593)
VY® Invesco Equity and Income Portfolio - Adviser Class	—	9,327	(9,327)	669	4,561	(3,892)
VY® Invesco Equity and Income Portfolio - Initial Class	829,620	1,496,723	(667,103)	1,440,196	2,107,416	(667,220)
VY® Invesco Equity and Income Portfolio - Service Class	4,849	4,308	541	9,345	8,331	1,014
VY® Invesco Global Portfolio - Adviser Class	175	407	(232)	38	1,540	(1,502)
VY® Invesco Global Portfolio - Initial Class	1,241,292	2,450,686	(1,209,394)	2,071,740	3,317,821	(1,246,081)
VY® Invesco Global Portfolio - Service Class	3,986	2,602	1,384	3,912	2,729	1,183
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	27	1,898	(1,871)	17	531	(514)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	41,985	140,852	(98,867)	93,527	144,056	(50,529)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	148,969	233,331	(84,362)	774,395	894,635	(120,240)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	5	3,713	(3,708)	6	602	(596)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	225,226	33,833	191,393	34,769	19	34,750
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	734,396	1,579,529	(845,133)	1,202,022	2,030,373	(828,351)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	5,848	5,189	659	3,900	2,149	1,751
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	1,661	5,754	(4,093)	7	3,860	(3,853)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	1,004,387	1,499,476	(495,089)	1,597,595	1,903,422	(305,827)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	20,598	19,685	913	12,784	15,043	(2,259)
Voya Separate Portfolios Trust:

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Target In-Retirement Fund - Class R6	35,430	6,906	28,524	2,638	—	2,638
Voya Target Retirement 2025 Fund - Class R6	109,088	23,557	85,531	8,173	—	8,173
Voya Target Retirement 2030 Fund - Class R6	26,425	866	25,559	152	—	152
Voya Target Retirement 2035 Fund - Class R6	89,095	5,856	83,239	12,202	192	12,010
Voya Target Retirement 2040 Fund - Class R6	13,347	654	12,693	12	—	12
Voya Target Retirement 2045 Fund - Class R6	157,194	2,976	154,218	14,665	—	14,665
Voya Target Retirement 2050 Fund - Class R6	9,993	—	9,993	1,029	—	1,029
Voya Target Retirement 2055 Fund - Class R6	73,380	738	72,642	4,961	58	4,903
Voya Target Retirement 2060 Fund - Class R6	3,724	—	3,724	458	—	458
Voya Target Retirement 2065 Fund - Class R6	390	—	390	—	—	—
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	269,394	159,794	109,600	145,140	135,531	9,609
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	153,235	231,695	(78,460)	565,795	614,086	(48,291)
Voya Strategic Allocation Growth Portfolio - Class I	296,226	387,832	(91,606)	484,022	552,095	(68,073)
Voya Strategic Allocation Moderate Portfolio - Class I	225,965	283,025	(57,060)	1,059,283	1,114,817	(55,534)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	141	9,614	(9,473)	57	14,427	(14,370)
Voya Growth and Income Portfolio - Class I	1,209,071	2,463,558	(1,254,487)	6,352,623	7,900,845	(1,548,222)
Voya Growth and Income Portfolio - Class S	1,991	2,083	(92)	1,540	2,851	(1,311)
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	665,644	961,456	(295,812)	2,143,629	2,571,222	(427,593)
Voya Global High Dividend Low Volatility Portfolio - Class S	74,984	95,920	(20,936)	67,843	125,214	(57,371)
Voya Index Plus LargeCap Portfolio - Class I	1,307,848	1,497,176	(189,328)	1,603,402	2,169,910	(566,508)
Voya Index Plus LargeCap Portfolio - Class S	145	3,727	(3,582)	10	25	(15)
Voya Index Plus MidCap Portfolio - Class I	504,021	955,002	(450,981)	1,014,555	1,461,286	(446,731)
Voya Index Plus MidCap Portfolio - Class S	84	160	(76)	2	228	(226)
Voya Index Plus SmallCap Portfolio - Class I	416,572	603,098	(186,526)	576,680	721,567	(144,887)
Voya Index Plus SmallCap Portfolio - Class S	1,721	3,765	(2,044)	6	325	(319)
Voya International Index Portfolio - Class I	1,862,548	1,155,238	707,310	1,351,257	1,502,913	(151,656)
Voya International Index Portfolio - Class S	2,245	58	2,187	28	3	25
Voya Russell™ Large Cap Growth Index Portfolio - Class I	563,150	574,232	(11,082)	1,629,654	1,652,537	(22,883)
Voya Russell™ Large Cap Growth Index Portfolio - Class S	9,308	10,541	(1,233)	18,562	21,946	(3,384)
Voya Russell™ Large Cap Index Portfolio - Class I	1,833,571	1,657,232	176,339	1,306,057	1,165,652	140,405
Voya Russell™ Large Cap Index Portfolio - Class S	17	3,290	(3,273)	184,177	186,038	(1,861)
Voya Russell™ Large Cap Value Index Portfolio - Class I	2,502	998	1,504	2,421	2,600	(179)
Voya Russell™ Large Cap Value Index Portfolio - Class S	243,917	244,376	(459)	154,425	133,775	20,650
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	78,375	107,505	(29,130)	66,520	108,439	(41,919)
Voya Russell™ Mid Cap Index Portfolio - Class I	1,178,264	1,604,908	(426,644)	1,019,798	1,092,172	(72,374)
Voya Russell™ Small Cap Index Portfolio - Class I	1,002,036	1,281,300	(279,264)	1,182,737	857,833	324,904
Voya Small Company Portfolio - Class I	168,139	299,368	(131,229)	668,262	887,672	(219,410)
Voya Small Company Portfolio - Class S	85	181	(96)	21	153	(132)
Voya U.S. Bond Index Portfolio - Class I	519,833	681,895	(162,062)	587,443	721,750	(134,307)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	582,406	980,805	(398,399)	747,523	1,001,433	(253,910)
Voya MidCap Opportunities Portfolio - Class R6	14,386	4,848	9,538	4,541	—	4,541
Voya MidCap Opportunities Portfolio - Class S	7,454	8,529	(1,075)	7,016	14,086	(7,070)
Voya SmallCap Opportunities Portfolio - Class I	302,713	454,614	(151,901)	398,463	540,065	(141,602)
Voya SmallCap Opportunities Portfolio - Class S	711	—	711	—	185	(185)
Wanger Advisors Trust:
Wanger Acorn	217,248	384,293	(167,045)	249,116	416,701	(167,585)
Wanger International	245,287	403,202	(157,915)	170,287	449,538	(279,251)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Wanger Select	191,130	325,777	(134,647)	61,382	192,220	(130,838)
Washington Mutual Investors Fund:
American Funds® Washington Mutual Investors Fund℠ - Class R-3	9,432	12,844	(3,412)	17,633	22,855	(5,222)
American Funds® Washington Mutual Investors Fund℠ - Class R-4	917,615	1,179,609	(261,994)	589,202	1,044,238	(455,036)
American Funds® Washington Mutual Investors Fund℠ - Class R-6	84,264	1,703	82,561	6,837	—	6,837

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. FINANCIAL HIGHLIGHTS
A summary of units outstanding, unit values, and net assets for variable annuity contracts, investment income ratios, expense ratios, excluding expenses of underlying funds, and total returns for the years ended December 31, 2022, 2021, 2020, 2019, and 2018 follows:

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
AB Relative Value Fund - Class A
	2022		4	$34.72	to	$13.74	$144	1.32%	0.70%	to	1.25%	-3.37%	to	-5.37%
*	2021		4	$37.15	to	$14.52	$160	0.62%	0.60%	to	1.25%	1.86%	to	25.82%
*	2020		6	$28.84	to	$11.54	$164	1.21%	0.70%	to	1.25%	2.09%	to	5.87%
*	2019		6	$28.25	to	$27.37	$167	1.17%	0.70%	to	0.90%	12.01%	to	22.02%
*	2018		8	$23.46	to	$22.43	$174	1.10%	0.60%	to	0.90%	-3.06%	to	-6.66%
AB VPS Growth and Income Portfolio - Class A
	2022		33	$35.17	to	$34.53	$1,138	1.69%	1.15%	to	1.25%	-5.28%	to	-5.37%
	2021		24	$37.13	to	$36.49	$868	0.79%	1.15%	to	1.25%	26.68%	to	26.57%
	2020		22	$29.31	to	$28.83	$653	1.48%	1.15%	to	1.25%	1.56%	to	1.44%
	2019		24	$28.86	to	$28.42	$700	1.26%	1.15%	to	1.25%	22.50%	to	22.39%
	2018		24	$23.56	to	$23.22	$572	1.01%	1.15%	to	1.25%	-6.69%	to	-6.82%
abrdn Emerging Markets Sustainable Leaders Fund - Institutional Class
	2022		3		$10.07		$35	2.47%		0.00%			-24.79%
	2021		3		$13.39		$46	0.00%		0.00%			-6.36%
	2020		1,600		$14.30		$22,876	0.28%		0.00%			22.96%
	2019		1,475		$11.63		$17,155	1.47%		0.00%			23.46%
	2018		1,322		$9.42		$12,452	2.69%		0.00%			-15.14%
Invesco Capital Appreciation Fund - Class A
	2022		2	$30.05	to	$27.60	$55	0.00%	0.85%	to	1.30%	-31.69%	to	-31.99%
	2021		2	$43.99	to	$40.58	$96	0.00%	0.85%	to	1.30%	21.32%	to	10.18%
	2020		2	$36.26	to	$34.18	$83	0.00%	0.85%	to	1.20%	35.15%	to	34.67%
	2019		3	$26.83	to	$25.38	$75	0.00%	0.85%	to	1.20%	34.89%	to	34.43%
	2018		3	$19.89	to	$18.88	$66	0.00%	0.85%	to	1.20%	-6.75%	to	-7.09%
Invesco Floating Rate ESG Fund - Class R5
	2022		41	$12.53	to	$11.40	$481	7.52%	0.30%	to	1.40%	-2.57%	to	-3.55%
*	2021		30	$12.86	to	$11.82	$370	4.11%	0.30%	to	1.40%	6.11%	to	4.88%
*	2020		27	$12.12	to	$11.27	$312	4.17%	0.30%	to	1.40%	1.51%	to	0.45%
*	2019		31	$11.94	to	$11.22	$359	5.96%	0.30%	to	1.40%	7.28%	to	6.15%
	2018		26	$11.13	to	$10.57	$279	5.52%	0.30%	to	1.40%	-0.27%	to	-1.49%
Invesco Main Street Fund - Class A
	2022		90	$17.27	to	$16.94	$1,533	0.89%	0.12%	to	1.20%	-20.49%	to	-21.14%
	2021		96	$21.72	to	$21.48	$2,065	0.66%	0.55%	to	1.20%	26.43%	to	26.06%
	2020		94	$17.18	to	$17.04	$1,598	0.80%	0.95%	to	1.20%	13.32%	to	13.00%
*	2019		112	$13.13	to	$15.08	$1,650	1.02%	0.75%	to	1.20%	30.91%	to	30.45%
*	2018		81	$10.03	to	$11.56	$910	1.17%	0.75%	to	1.20%	-8.57%	to	-9.05%
Invesco Main Street Mid Cap Fund® - Class A
	2022		258	$14.56	to	$14.26	$3,727	0.12%	0.12%	to	1.50%	-14.70%	to	-15.62%
*	2021		252	$17.25	to	$16.90	$4,303	0.22%	0.30%	to	1.50%	8.08%	to	21.23%
	2020	05/15/2020	275	$14.07	to	$13.94	$3,850	(c)	0.25%	to	1.50%		(c)
	2019		(c)		(c)		(c)	(c)		(c)			(c)
	2018		(c)		(c)		(c)	(c)		(c)			(c)
Invesco Small Cap Growth Fund - Class A
	2022		5		$37.85		$178	0.00%		1.00%			-36.24%
	2021		4		$59.36		$238	0.00%		1.00%			6.27%
	2020		4		$55.86		$203	0.00%		1.00%			55.43%
	2019		3		$35.94		$114	0.00%		1.00%			23.04%
	2018		3		$29.21		$91	0.00%		1.00%			-9.93%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Invesco EQV International Equity Fund - Class R5
	2022		44		$11.65		$609	0.14%		0.12%			-18.65%
*	2021		52		$14.32		$870	2.00%		0.55%			4.99%
	2020		52	$16.96	to	$13.64	$830	1.17%	0.75%	to	0.95%	12.92%	to	12.63%
	2019		50	$15.02	to	$12.11	$715	2.42%	0.75%	to	0.95%	27.40%	to	27.21%
	2018		46	$11.79	to	$9.52	$523	1.16%	0.75%	to	0.95%	-15.67%	to	-15.90%
Invesco International Small-Mid Company Fund - Class Y
	2022		57	$17.24	to	$15.47	$914	0.19%	0.15%	to	1.40%	-31.12%	to	-32.00%
	2021		53	$25.03	to	$22.75	$1,242	0.26%	0.15%	to	1.40%	13.98%	to	12.57%
*	2020		52	$21.96	to	$20.21	$1,074	0.00%	0.15%	to	1.40%	23.30%	to	23.31%
	2019		48	$17.19	to	$16.39	$795	0.45%	0.55%	to	1.40%	24.38%	to	23.33%
	2018		40	$13.82	to	$13.29	$543	0.86%	0.55%	to	1.40%	-9.73%	to	-10.51%
Invesco Oppenheimer International Growth Fund - Class Y
	2022		31	$11.78	to	$10.71	$348	0.00%	0.30%	to	1.40%	-27.37%	to	-28.17%
	2021		31	$16.22	to	$14.91	$475	0.45%	0.30%	to	1.40%	10.57%	to	9.31%
*	2020		29	$14.67	to	$13.64	$405	0.00%	0.30%	to	1.40%	21.54%	to	20.49%
	2019		67	$11.98	to	$11.32	$770	1.27%	0.40%	to	1.40%	28.54%	to	27.19%
	2018		55	$9.32	to	$8.90	$492	1.45%	0.40%	to	1.40%	-19.72%	to	-20.46%
Invesco Developing Markets Fund - Class A
	2022		2,906	$96.46	to	$29.92	$149,192	0.47%	0.00%	to	1.75%	-25.16%	to	-26.45%
*	2021		3,068	$128.88	to	$40.68	$211,204	0.09%	0.00%	to	1.75%	-7.51%	to	-9.12%
*	2020		3,326	$139.34	to	$44.76	$252,661	0.00%	0.00%	to	1.75%	17.22%	to	15.18%
*	2019		3,775	$118.87	to	$38.86	$246,688	0.24%	0.00%	to	1.75%	23.99%	to	21.86%
*	2018		4,037	$95.87	to	$31.89	$216,966	0.25%	0.00%	to	1.75%	-12.14%	to	-13.67%
Invesco Developing Markets Fund - Class R6
	2022		89		$6.46		$578	2.06%		0.12%			-24.97%
	2021	11/17/2021	12		$8.61		$100	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Invesco Developing Markets Fund - Class Y
	2022		2,815	$12.63	to	$11.10	$33,938	0.80%	0.00%	to	1.25%	-24.96%	to	-25.90%
	2021		2,820	$16.83	to	$14.98	$45,522	0.37%	0.00%	to	1.25%	-7.27%	to	-8.38%
	2020		2,869	$18.15	to	$16.35	$50,156	0.22%	0.00%	to	1.25%	17.48%	to	16.04%
	2019		3,305	$15.45	to	$14.09	$49,389	0.55%	0.00%	to	1.25%	24.30%	to	22.74%
	2018		3,523	$12.43	to	$11.48	$42,564	0.56%	0.00%	to	1.25%	-11.91%	to	-13.03%
Invesco Health Care Fund - Investor Class
	2022		—	$108.00	to	$86.80	$18	0.00%	0.35%	to	1.60%	-13.83%	to	-14.89%
*	2021		1	$125.33	to	$101.99	$100	0.00%	0.35%	to	1.60%	5.94%	to	6.43%
	2020		1	$107.02	to	$93.82	$92	0.00%	0.65%	to	1.50%	13.69%	to	12.74%
	2019		1	$94.13	to	$83.22	$115	0.00%	0.65%	to	1.50%	31.14%	to	30.01%
	2018		2	$71.78	to	$64.01	$132	0.00%	0.65%	to	1.50%	-0.19%	to	-1.04%
Invesco International Bond Fund - Class A
	2022		3	$10.38	to	$9.07	$29	0.00%	0.70%	to	1.75%	3.90%	to	-14.43%
	2021		1	$12.16	to	$10.60	$8	0.00%	0.60%	to	1.75%	-10.72%	to	-11.81%
*	2020		1	$13.62	to	$12.02	$9	3.77%	0.60%	to	1.75%	8.53%	to	7.23%
*	2019		4	$12.54	to	$11.70	$44	5.59%	0.70%	to	1.40%	8.67%	to	3.36%
	2018		12	$11.80	to	$10.99	$135	4.75%	0.45%	to	1.25%	-6.27%	to	-7.02%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Invesco High Yield Fund - Class R5
	2022		42	$11.92	to	$10.84	$470	5.08%	0.30%	to	1.40%	-9.63%	to	-10.63%
	2021		38	$13.19	to	$12.13	$475	4.83%	0.30%	to	1.40%	3.86%	to	2.80%
	2020		33	$12.70	to	$11.80	$395	8.54%	0.30%	to	1.40%	3.67%	to	2.52%
	2019		69	$12.25	to	$11.51	$800	6.15%	0.30%	to	1.40%	13.22%	to	11.96%
	2018		51	$10.82	to	$10.28	$533	5.54%	0.30%	to	1.40%	-3.57%	to	-4.64%
Invesco American Value Fund - Class R5
	2022		51	$16.14	to	$15.57	$807	0.41%	0.12%	to	1.40%	-3.35%	to	-4.30%
*	2021		69	$17.36	to	$16.27	$1,144	0.61%	0.55%	to	1.40%	27.18%	to	26.12%
	2020		64	$13.65	to	$12.90	$834	0.44%	0.55%	to	1.40%	1.11%	to	0.23%
	2019		77	$13.50	to	$12.87	$1,002	0.34%	0.55%	to	1.40%	24.42%	to	23.39%
*	2018		72	$10.85	to	$10.43	$754	0.92%	0.55%	to	1.40%	-19.39%	to	-13.80%
Invesco Energy Fund - Class R5
	2022		87	$7.77	to	$6.97	$630	1.36%	0.15%	to	1.40%	53.25%	to	51.19%
*	2021		53	$5.07	to	$4.61	$254	3.44%	0.15%	to	1.40%	56.48%	to	54.70%
*	2020		12	$3.24	to	$2.98	$37	2.38%	0.15%	to	1.40%	-31.36%	to	-32.73%
	2019		10	$4.72	to	$4.43	$47	2.20%	0.30%	to	1.40%	5.12%	to	3.75%
	2018		10	$4.49	to	$4.27	$44	2.41%	0.30%	to	1.40%	-26.75%	to	-27.50%
Invesco Gold & Special Minerals Fund - Class A
	2022		13	$9.15	to	$8.04	$113	0.87%	0.55%	to	1.55%	17.76%	to	-18.21%
	2021		11	$11.20	to	$9.83	$116	2.52%	0.45%	to	1.55%	-3.36%	to	-4.38%
	2020		18	$11.59	to	$10.28	$202	2.14%	0.45%	to	1.55%	22.39%	to	37.80%
	2019		10	$8.26	to	$7.59	$79	0.00%	0.80%	to	1.65%	45.17%	to	44.02%
*	2018		8	$5.69	to	$5.27	$45	0.00%	0.80%	to	1.65%	-7.63%	to	-11.43%
Invesco Small Cap Value Fund - Class A
	2022		3	$56.31	to	$47.48	$136	0.00%	0.20%	to	1.45%	4.10%	to	0.06%
*	2021		2	$54.09	to	$48.88	$121	0.00%	0.20%	to	1.00%	36.25%	to	35.14%
*	2020		1	$39.70	to	$34.32	$52	0.00%	0.20%	to	1.45%	10.58%	to	63.51%
	2019		1	$35.90	to	$30.76	$45	0.00%	0.20%	to	1.65%	31.79%	to	29.90%
	2018		2	$27.24	to	$23.68	$60	0.00%	0.20%	to	1.65%	-25.43%	to	-26.53%
Invesco V.I. American Franchise Fund - Series I
	2022		428	$109.06	to	$25.31	$27,738	0.00%	0.00%	to	1.50%	-31.11%	to	-32.14%
*	2021		462	$158.32	to	$37.30	$44,259	0.00%	0.00%	to	1.50%	11.93%	to	10.26%
*	2020		516	$141.45	to	$33.83	$45,196	0.07%	0.00%	to	1.50%	42.35%	to	40.26%
	2019		505	$99.37	to	$24.12	$32,064	0.00%	0.00%	to	1.50%	36.76%	to	34.67%
*	2018		553	$72.66	to	$17.91	$26,539	0.00%	0.00%	to	1.50%	-3.62%	to	-5.04%
Invesco V.I. Core Equity Fund - Series I
	2022		1,238	$18.27	to	$24.76	$27,068	0.85%	0.12%	to	1.95%	-20.91%	to	-22.09%
*	2021		1,323	$34.95	to	$31.78	$36,852	0.67%	0.25%	to	1.95%	27.42%	to	25.27%
*	2020		1,475	$28.33	to	$25.37	$32,553	1.26%	0.10%	to	1.95%	13.73%	to	11.61%
*	2019		1,570	$24.91	to	$22.73	$30,828	0.97%	0.10%	to	1.95%	28.80%	to	26.42%
*	2018		1,738	$19.01	to	$17.98	$27,039	0.93%	0.00%	to	1.95%	-9.39%	to	-11.17%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I
	2022		1	$28.12	to	$13.63	$16	0.00%	1.25%	to	1.50%	-31.85%	to	-32.02%
	2021		1	$41.26	to	$20.05	$25	0.00%	1.25%	to	1.50%	17.62%	to	17.32%
	2020		1	$35.08	to	$17.09	$23	0.00%	1.25%	to	1.50%	38.93%	to	38.61%
	2019		1	$25.25	to	$12.33	$18	0.00%	1.25%	to	1.50%	37.68%	to	37.31%
	2018		1	$18.34	to	$8.98	$14	0.00%	1.25%	to	1.50%	-7.28%	to	-7.52%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Invesco V.I. Global Fund - Series I
	2022		5	$57.05	to	$47.41	$240	0.00%	0.50%	to	1.25%	-32.12%	to	-32.62%
	2021		5	$84.04	to	$70.36	$407	0.00%	0.50%	to	1.25%	14.92%	to	14.05%
	2020		5	$73.13	to	$59.62	$359	0.61%	0.50%	to	1.40%	27.01%	to	25.86%
*	2019		6	$57.58	to	$47.37	$292	0.76%	0.50%	to	1.40%	31.13%	to	29.96%
*	2018		6	$43.91	to	$36.45	$231	1.17%	0.50%	to	1.40%	-13.61%	to	-14.40%
Invesco V.I. Global Strategic Income Fund - Series I
	2022		4	$22.16	to	$19.33	$82	0.00%	0.70%	to	1.25%	-12.10%	to	-12.57%
	2021		4	$25.50	to	$22.11	$97	5.05%	0.65%	to	1.25%	-4.06%	to	-4.62%
	2020		4	$27.19	to	$23.18	$101	6.03%	0.55%	to	1.25%	2.84%	to	2.11%
	2019		4	$26.44	to	$22.70	$98	4.26%	0.55%	to	1.25%	10.21%	to	9.40%
	2018		4	$23.99	to	$20.75	$90	5.41%	0.55%	to	1.25%	-4.91%	to	-5.60%
Invesco V.I. Main Street Fund - Series I
	2022		2	$27.42	to	$23.46	$42	1.90%	1.25%	to	1.50%	-21.14%	to	-21.33%
	2021		2	$34.77	to	$29.82	$63	0.00%	1.25%	to	1.50%	25.98%	to	25.66%
	2020		2	$27.60	to	$23.73	$59	1.67%	1.25%	to	1.50%	12.52%	to	12.25%
	2019		3	$24.53	to	$21.14	$61	1.75%	1.25%	to	1.50%	30.48%	to	30.09%
	2018		3	$18.80	to	$16.25	$53	1.68%	1.25%	to	1.50%	-9.05%	to	-9.27%
Invesco V.I. Main Street Small Cap Fund - Series I
	2022		1,041	$43.83	to	$35.14	$30,796	0.51%	0.25%	to	1.50%	-16.05%	to	-17.08%
*	2021		1,017	$52.21	to	$42.38	$36,267	0.39%	0.25%	to	1.50%	22.24%	to	20.74%
*	2020		1,025	$42.71	to	$35.10	$30,180	0.53%	0.25%	to	1.50%	28.88%	to	18.14%
*	2019		1,156	$26.04	to	$29.71	$29,094	0.20%	0.00%	to	1.50%	26.47%	to	24.57%
*	2018		1,000	$20.59	to	$23.85	$24,778	0.33%	0.00%	to	1.50%	-10.32%	to	-11.67%
Alger Capital Appreciation Fund - Class A
	2022		1	$38.44	to	$36.98	$38	0.00%	0.60%	to	0.90%	-37.20%	to	-37.39%
*	2021		4	$61.21	to	$57.33	$253	0.00%	0.60%	to	1.15%	13.77%	to	16.24%
	2020		4	$51.80	to	$49.32	$189	0.00%	0.70%	to	1.15%	40.65%	to	39.99%
	2019		3	$37.20	to	$35.23	$123	0.00%	0.60%	to	1.15%	32.34%	to	31.60%
	2018		4	$28.11	to	$26.77	$115	0.00%	0.60%	to	1.15%	-1.58%	to	-2.12%
Alger Responsible Investing Fund - Class A
	2022		236	$44.91	to	$36.59	$9,258	0.00%	0.00%	to	1.50%	-30.80%	to	-31.84%
*	2021		253	$64.90	to	$53.68	$14,467	0.00%	0.00%	to	1.50%	23.93%	to	22.06%
*	2020		274	$52.37	to	$43.98	$12,770	0.00%	0.00%	to	1.50%	35.78%	to	33.76%
*	2019		204	$38.57	to	$32.88	$7,080	0.00%	0.00%	to	1.50%	33.88%	to	31.94%
*	2018		234	$28.81	to	$24.92	$6,124	0.00%	0.00%	to	1.50%	-1.64%	to	-3.15%
Allspring Small Company Growth Fund - Administrator Class
	2022		609	$17.62	to	$17.20	$10,672	0.00%	0.12%	to	1.50%	-24.80%	to	-25.61%
*	2021		560	$24.75	to	$23.12	$13,134	0.00%	0.30%	to	1.50%	15.01%	to	13.56%
*	2020		456	$21.52	to	$20.36	$9,387	0.00%	0.30%	to	1.50%	28.02%	to	26.62%
*	2019		437	$16.81	to	$16.08	$7,076	0.00%	0.30%	to	1.50%	6.12%	to	24.27%
*	2018		461	$13.37	to	$12.94	$6,008	0.00%	0.25%	to	1.50%	-5.71%	to	-5.34%
Allspring Small Company Value Fund - Class A
	2022		14		$12.94		$178	0.00%		1.00%			-12.98%
	2021		14		$14.87		$203	0.00%		1.00%			35.43%
	2020		12		$10.98		$131	0.77%		1.00%			1.01%
	2019	09/20/2019	12		$10.87		$128	(b)		1.00%			(b)
	2018		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Allspring Special Small Cap Value Fund - Class A
	2022		1,843	$28.24	to	$32.36	$102,722	0.64%	0.00%	to	1.55%	-13.88%	to	-15.20%
*	2021		1,919	$32.79	to	$38.16	$125,172	0.26%	0.00%	to	1.55%	27.69%	to	25.73%
*	2020		2,071	$25.68	to	$30.35	$106,929	0.34%	0.00%	to	1.55%	1.18%	to	-0.39%
*	2019		2,292	$25.38	to	$30.47	$118,289	0.86%	0.00%	to	1.55%	27.99%	to	26.07%
*	2018		2,450	$19.83	to	$24.17	$99,804	0.46%	0.00%	to	1.55%	-13.71%	to	-15.07%
Amana Growth Fund - Investor Class
	2022		2,305	$45.82	to	$47.37	$80,362	0.14%	0.00%	to	1.50%	-19.40%	to	-20.63%
*	2021		2,210	$56.85	to	$59.68	$100,379	0.08%	0.00%	to	1.50%	31.51%	to	29.57%
*	2020		2,150	$43.23	to	$35.91	$77,907	0.24%	0.00%	to	1.50%	32.85%	to	30.87%
*	2019		2,178	$32.54	to	$34.45	$62,144	0.40%	0.00%	to	1.70%	33.09%	to	30.84%
*	2018		1,900	$24.45	to	$26.33	$46,429	0.46%	0.00%	to	1.70%	2.43%	to	0.69%
Amana Income Fund - Investor Class
	2022		2,292	$37.84	to	$28.09	$74,642	0.88%	0.12%	to	1.50%	-9.13%	to	-10.08%
*	2021		2,402	$38.17	to	$31.24	$86,060	0.76%	0.00%	to	1.50%	22.50%	to	20.66%
*	2020		2,605	$31.16	to	$25.89	$77,421	1.10%	0.00%	to	1.50%	13.93%	to	12.27%
*	2019		2,815	$27.35	to	$23.06	$74,306	1.25%	0.00%	to	1.50%	25.29%	to	23.38%
*	2018		3,088	$21.83	to	$18.69	$66,562	1.19%	0.00%	to	1.50%	-5.21%	to	-6.64%
American Funds® American Balanced Fund® - Class R-3
	2022		38	$32.23	to	$25.21	$1,098	1.22%	0.10%	to	1.40%	-3.39%	to	-13.61%
*	2021		50	$36.18	to	$29.18	$1,690	0.91%	0.20%	to	1.40%	15.15%	to	13.76%
*	2020		62	$31.42	to	$25.65	$1,826	1.05%	0.20%	to	1.40%	10.28%	to	8.96%
	2019		74	$29.41	to	$23.35	$1,969	1.51%	0.00%	to	1.45%	18.78%	to	17.04%
	2018		124	$24.76	to	$19.95	$2,791	1.60%	0.00%	to	1.45%	-3.05%	to	-4.45%
American Beacon Small Cap Value Fund - Investor Class
	2022		9	$13.05	to	$15.64	$137	1.43%	0.12%	to	1.25%	-8.49%	to	-9.23%
*	2021		9	$18.17	to	$17.23	$142	0.84%	0.55%	to	1.25%	26.97%	to	26.13%
*	2020		8	$14.31	to	$13.66	$97	0.36%	0.55%	to	1.25%	3.17%	to	2.48%
*	2019		35	$13.87	to	$13.33	$463	1.03%	0.55%	to	1.25%	22.42%	to	21.51%
*	2018		28	$11.33	to	$10.97	$315	0.32%	0.55%	to	1.25%	-16.38%	to	-16.96%
American Century Investments® Mid Cap Value Fund - R6 Class
	2022		194		$10.28		$1,989	2.94%		0.12%			-1.25%
	2021	11/17/2021	12		$10.41		$122	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
	2022		3,224	$14.60	to	$11.58	$38,278	6.44%	0.00%	to	1.70%	-12.42%	to	-13.84%
*	2021		3,321	$16.67	to	$13.44	$45,141	4.63%	0.00%	to	1.70%	6.38%	to	4.59%
*	2020		2,750	$15.67	to	$12.85	$35,705	1.22%	0.00%	to	1.70%	10.27%	to	8.44%
*	2019		2,226	$14.21	to	$11.73	$26,836	2.33%	0.00%	to	1.80%	7.90%	to	5.96%
*	2018		2,568	$13.17	to	$11.07	$29,126	2.83%	0.00%	to	1.80%	-2.52%	to	-2.47%
American Century Investments® Disciplined Core Value Fund - A Class
	2022		451	$27.99	to	$27.47	$12,528	1.50%	0.12%	to	1.20%	-13.21%	to	-13.86%
*	2021		453	$32.25	to	$31.89	$14,615	0.82%	0.55%	to	1.20%	22.30%	to	21.90%
	2020		450	$88.36	to	$26.16	$11,886	1.54%	0.65%	to	1.20%	10.88%	to	10.29%
	2019		486	$79.69	to	$23.72	$11,609	1.84%	0.65%	to	1.20%	22.90%	to	22.21%
	2018		502	$64.84	to	$19.41	$9,812	1.69%	0.65%	to	1.20%	-7.70%	to	-8.18%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
American Funds® Fundamental Investors® - Class R-3
	2022		27	$29.42	to	$24.14	$764	1.11%	0.00%	to	1.35%	-16.94%	to	-18.06%
	2021		36	$35.42	to	$29.46	$1,221	0.88%	0.00%	to	1.35%	22.05%	to	20.44%
*	2020		38	$29.02	to	$24.46	$1,054	1.21%	0.00%	to	1.35%	14.61%	to	11.95%
	2019		46	$25.32	to	$21.39	$1,090	1.31%	0.00%	to	1.45%	27.17%	to	25.38%
	2018		47	$19.91	to	$17.06	$889	1.25%	0.00%	to	1.45%	-6.96%	to	-8.33%
American Funds® Fundamental Investors® - Class R-4
	2022		4,146	$30.75	to	$24.68	$111,859	1.35%	0.00%	to	1.50%	-16.67%	to	-17.92%
*	2021		4,483	$36.90	to	$30.07	$146,196	1.20%	0.00%	to	1.50%	22.43%	to	20.62%
*	2020		4,767	$30.14	to	$24.93	$127,998	1.53%	0.00%	to	1.50%	14.91%	to	13.22%
	2019		5,153	$26.23	to	$22.02	$121,394	1.56%	0.00%	to	1.50%	27.58%	to	25.61%
	2018		5,236	$20.56	to	$17.53	$97,554	1.56%	0.00%	to	1.50%	-6.67%	to	-8.03%
American Funds® American Mutual Fund® - Class R-4
	2022		88	$33.25	to	$28.09	$2,609	1.83%	0.00%	to	1.40%	-4.54%	to	-5.83%
*	2021		85	$34.83	to	$29.83	$2,648	1.74%	0.00%	to	1.40%	24.93%	to	23.16%
*	2020		77	$27.88	to	$24.22	$1,951	2.20%	0.00%	to	1.40%	4.73%	to	3.28%
	2019		115	$26.62	to	$23.45	$2,782	0.90%	0.00%	to	1.40%	21.66%	to	19.95%
	2018		430	$21.88	to	$19.55	$9,173	2.09%	0.00%	to	1.40%	-2.15%	to	-3.46%
American Funds® American Mutual Fund® - Class R-6
	2022		87		$10.52		$918	2.75%		0.12%			-4.36%
	2021	11/18/2021	2		$11.00		$26	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
AMG River Road Mid Cap Value Fund - Class N
	2022		897	$29.85	to	$24.69	$19,917	0.82%	0.00%	to	1.50%	-8.32%	to	-9.69%
*	2021		997	$32.56	to	$27.34	$23,817	0.20%	0.00%	to	1.50%	31.98%	to	30.00%
*	2020		1,102	$24.67	to	$21.03	$20,180	0.07%	0.00%	to	1.50%	3.87%	to	2.34%
*	2019		1,259	$23.75	to	$20.55	$22,420	0.87%	0.00%	to	1.50%	15.46%	to	13.72%
	2018		1,202	$20.57	to	$18.07	$22,907	0.34%	0.00%	to	1.50%	-18.60%	to	-19.80%
Ariel Appreciation Fund - Investor Class
	2022		2	$35.50	to	$26.99	$64	0.00%	0.45%	to	1.90%	-0.89%	to	-14.07%
*	2021		4	$39.99	to	$31.41	$126	0.90%	0.55%	to	1.90%	4.11%	to	23.52%
	2020		3	$30.89	to	$25.43	$97	0.73%	0.75%	to	1.90%	6.55%	to	5.34%
	2019		6	$29.69	to	$24.14	$177	0.68%	0.60%	to	1.90%	23.86%	to	22.23%
	2018		18	$23.97	to	$19.75	$412	0.85%	0.60%	to	1.90%	-14.51%	to	-15.60%
Ariel Fund - Institutional Class
	2022		1		$8.20		$6	0.00%		0.12%			-18.73%
	2021	11/24/2021	—		$10.09		$—	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Ariel Fund - Investor Class
	2022		314	$49.40	to	$26.55	$9,714	0.36%	0.15%	to	1.90%	-18.94%	to	-20.34%
*	2021		364	$60.94	to	$33.33	$13,561	0.05%	0.15%	to	1.90%	30.19%	to	27.90%
*	2020		318	$46.81	to	$26.06	$9,371	0.29%	0.15%	to	1.90%	7.41%	to	7.95%
*	2019		384	$41.45	to	$24.14	$10,234	0.88%	0.30%	to	1.90%	24.29%	to	22.35%
*	2018		415	$22.09	to	$19.73	$9,051	0.95%	0.00%	to	1.90%	-13.68%	to	-15.32%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Artisan International Fund - Investor Shares
	2022		587	$14.84	to	$19.74	$7,677	1.06%	0.25%	to	1.80%	-19.78%	to	-21.01%
*	2021		623	$18.50	to	$24.99	$10,176	0.63%	0.25%	to	1.80%	8.76%	to	7.07%
*	2020		715	$17.01	to	$23.34	$10,829	0.21%	0.25%	to	1.80%	16.43%	to	8.16%
*	2019		784	$15.68	to	$13.16	$11,144	0.92%	0.00%	to	1.50%	29.27%	to	27.27%
*	2018		885	$12.13	to	$10.34	$9,892	1.12%	0.00%	to	1.50%	-10.87%	to	-12.22%
BlackRock Equity Dividend Fund - Investor A Shares
	2022		39	$33.31	to	$29.09	$1,286	1.31%	0.60%	to	1.65%	-4.77%	to	-5.77%
*	2021		38	$35.82	to	$30.87	$1,309	1.18%	0.40%	to	1.65%	19.60%	to	18.14%
*	2020		37	$29.95	to	$26.13	$1,066	1.58%	0.40%	to	1.65%	3.24%	to	15.52%
*	2019		34	$29.01	to	$25.76	$964	1.85%	0.40%	to	1.60%	26.74%	to	11.76%
	2018		35	$22.89	to	$20.48	$769	1.54%	0.40%	to	1.65%	-7.81%	to	-8.98%
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
	2022		690	$20.63	to	$18.53	$13,823	0.53%	0.00%	to	1.40%	-5.71%	to	-7.02%
*	2021		637	$21.88	to	$19.93	$13,697	0.21%	0.00%	to	1.40%	12.09%	to	10.54%
*	2020		578	$19.52	to	$18.03	$11,225	0.19%	0.00%	to	1.40%	19.75%	to	18.15%
*	2019		466	$16.30	to	$15.26	$7,651	0.48%	0.00%	to	1.40%	25.67%	to	23.86%
*	2018		496	$12.97	to	$12.32	$6,535	0.45%	0.00%	to	1.40%	-7.62%	to	6.76%
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
	2022		1,943	$19.82	to	$18.01	$36,477	0.32%	0.25%	to	1.50%	-6.16%	to	-7.31%
*	2021		1,970	$21.12	to	$19.43	$39,626	0.00%	0.25%	to	1.50%	11.51%	to	10.08%
*	2020		1,980	$18.94	to	$17.65	$35,936	0.00%	0.25%	to	1.50%	14.72%	to	16.42%
	2019		1,831	$16.08	to	$14.99	$28,072	0.31%	0.00%	to	1.50%	25.23%	to	23.37%
	2018		2,017	$12.84	to	$12.15	$24,939	0.11%	0.00%	to	1.50%	7.99%	to	6.39%
BlackRock Mid-Cap Value Fund - Institutional Shares
	2022		26	$19.12	to	$17.61	$470	1.06%	0.30%	to	1.25%	-4.30%	to	-5.22%
	2021		25	$19.98	to	$18.58	$471	1.03%	0.30%	to	1.25%	25.98%	to	24.78%
	2020		20	$15.86	to	$14.89	$308	1.39%	0.30%	to	1.25%	6.87%	to	5.83%
	2019		19	$14.84	to	$13.95	$269	1.75%	0.30%	to	1.40%	29.16%	to	27.75%
	2018		17	$11.49	to	$10.92	$188	2.00%	0.30%	to	1.40%	-9.81%	to	-10.78%
BlackRock Mid-Cap Value Fund - Investor A Shares
	2022		485	$42.48	to	$38.61	$20,183	0.88%	0.12%	to	1.50%	-4.65%	to	-5.67%
*	2021		426	$47.94	to	$40.93	$18,663	0.84%	0.25%	to	1.50%	25.76%	to	24.22%
*	2020		404	$38.12	to	$32.95	$14,194	1.13%	0.25%	to	1.50%	16.79%	to	5.24%
	2019		442	$36.34	to	$31.31	$14,680	1.42%	0.10%	to	1.50%	29.09%	to	27.33%
	2018		459	$28.15	to	$24.59	$11,923	1.66%	0.10%	to	1.50%	-9.83%	to	-11.10%
American Funds® The Bond Fund of America® - Class R-4
	2022		1,712	$13.84	to	$11.11	$20,231	2.51%	0.00%	to	1.50%	-12.68%	to	-14.01%
*	2021		1,746	$15.85	to	$12.92	$23,831	1.39%	0.00%	to	1.50%	-0.94%	to	-2.42%
*	2020		1,855	$16.00	to	$13.24	$25,934	1.91%	0.00%	to	1.50%	10.73%	to	2.87%
*	2019		1,162	$14.45	to	$12.13	$14,957	2.18%	0.00%	to	1.50%	8.00%	to	6.40%
	2018		879	$13.38	to	$11.40	$10,636	2.26%	0.00%	to	1.50%	-0.07%	to	-1.64%
Calvert US Large-Cap Core Responsible Index Fund - Class A
	2022		2		$13.34		$31	0.00%		1.00%			-22.62%
	2021		2		$17.24		$33	0.00%		1.00%			24.03%
	2020		1		$13.90		$16	0.00%		1.00%			24.55%
	2019	06/04/2019	1		$11.16		$8	(b)		1.00%			(b)
	2018		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Calvert VP SRI Balanced Portfolio
	2022		1,141	$22.91	to	$44.65	$49,841	1.14%	0.00%	to	1.50%	-15.43%	to	-16.68%
*	2021		1,197	$27.09	to	$53.59	$63,038	1.17%	0.00%	to	1.50%	15.13%	to	13.42%
*	2020		1,276	$23.53	to	$47.25	$59,393	1.45%	0.00%	to	1.50%	15.23%	to	13.53%
*	2019		1,319	$20.42	to	$41.62	$53,468	1.57%	0.00%	to	1.50%	24.44%	to	22.56%
*	2018		1,371	$44.64	to	$24.56	$45,323	1.81%	0.00%	to	1.50%	-2.66%	to	-4.10%
American Funds® Capital Income Builder® - Class R-4
	2022		806	$13.74	to	$12.24	$10,243	3.32%	0.00%	to	1.50%	-7.16%	to	-8.59%
*	2021		715	$14.80	to	$13.39	$9,892	3.29%	0.00%	to	1.50%	15.00%	to	13.28%
*	2020		631	$12.87	to	$11.82	$7,663	3.57%	0.00%	to	1.50%	3.29%	to	1.72%
	2019		505	$12.46	to	$11.62	$5,991	3.27%	0.00%	to	1.50%	17.33%	to	15.62%
	2018		448	$10.62	to	$10.05	$4,575	3.48%	0.00%	to	1.50%	-7.09%	to	-8.47%
American Funds® Capital World Bond Fund® - Class R-6
	2022		54		$8.09		$434	2.75%		0.12%			-17.28%
	2021	11/17/2021	8		$9.78		$75	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
American Funds® Capital World Growth and Income Fund® - Class R-3
	2022		20	$29.48	to	$25.72	$580	1.61%	0.25%	to	1.25%	-17.75%	to	-18.56%
*	2021		23	$35.84	to	$31.58	$786	1.37%	0.25%	to	1.25%	14.14%	to	12.99%
*	2020		22	$31.59	to	$27.95	$670	1.07%	0.20%	to	1.25%	14.79%	to	13.57%
	2019		24	$27.52	to	$24.61	$637	1.51%	0.20%	to	1.25%	24.69%	to	23.42%
	2018		26	$22.07	to	$19.94	$557	1.79%	0.20%	to	1.25%	-10.76%	to	-11.69%
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
	2022		378	$13.59	to	$12.67	$4,870	2.74%	0.00%	to	1.50%	-26.46%	to	-27.56%
*	2021		321	$18.48	to	$17.49	$5,699	1.76%	0.00%	to	1.50%	14.22%	to	39.58%
*	2020		135	$13.01	to	$12.53	$1,706	3.00%	0.10%	to	1.50%	13.62%	to	10.69%
*	2019		104	$13.14	to	$13.00	$1,363	1.84%	0.80%	to	1.40%	14.26%	to	6.21%
*	2018	06/04/2018	5	$10.08	to	$10.06	$53	(a)	0.95%	to	1.25%		(a)
Cohen & Steers Realty Shares, Inc.
	2022		394	$23.27	to	$19.53	$8,179	2.77%	0.00%	to	1.50%	-24.96%	to	-26.11%
*	2021		399	$31.01	to	$26.43	$11,100	1.81%	0.00%	to	1.50%	42.64%	to	40.51%
*	2020		440	$21.74	to	$18.81	$8,660	2.36%	0.00%	to	1.50%	-2.90%	to	-4.32%
	2019		536	$22.39	to	$19.66	$10,992	2.65%	0.00%	to	1.50%	32.96%	to	30.89%
	2018		475	$16.84	to	$15.02	$7,400	3.67%	0.00%	to	1.50%	-4.21%	to	-5.59%
Columbia Acorn® Fund - Class A Shares
	2022		3	$26.77	to	$24.30	$68	0.00%	0.70%	to	1.45%	-4.73%	to	-2.72%
	2021		2	$41.35	to	$38.49	$101	1.03%	0.60%	to	1.20%	-4.86%	to	8.42%
	2020		3	$37.82	to	$35.42	$94	0.00%	0.70%	to	1.30%	7.20%	to	28.43%
	2019		2	$29.19	to	$27.37	$67	0.00%	0.80%	to	1.45%	25.23%	to	24.41%
	2018		3	$23.31	to	$22.00	$58	0.00%	0.80%	to	1.45%	-6.01%	to	-6.62%
Columbia Select Mid Cap Value Fund - Class A Shares
	2022		305	$29.78	to	$23.56	$7,912	0.57%	0.00%	to	1.60%	-9.43%	to	-10.89%
*	2021		285	$32.88	to	$26.44	$8,221	0.32%	0.00%	to	1.60%	31.94%	to	29.86%
*	2020		284	$24.92	to	$20.36	$6,276	0.65%	0.00%	to	1.60%	6.50%	to	4.84%
	2019		320	$23.40	to	$19.42	$6,711	0.84%	0.00%	to	1.60%	31.31%	to	29.21%
*	2018		448	$17.82	to	$15.03	$7,411	0.50%	0.00%	to	1.60%	-15.62%	to	-14.84%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Columbia Select Mid Cap Value Fund - Institutional Class
	2022		7	$29.16	to	$27.50	$192	1.03%	0.40%	to	0.80%	-5.14%	to	-9.90%
	2021		—		$30.52		$2	0.00%		0.80%			31.21%
	2020		—		$23.26		$3	0.00%		0.80%			5.97%
	2019		—		$21.95		$2	0.00%		0.80%			30.50%
	2018		—		$16.82		$2	0.00%		0.80%			-13.92%
Columbia Large Cap Value Fund - Advisor Class
	2022		872	$15.13	to	$14.06	$12,595	1.61%	0.00%	to	1.50%	-5.02%	to	-6.45%
*	2021		830	$15.93	to	$15.03	$12,738	1.37%	0.00%	to	1.50%	23.97%	to	22.10%
*	2020		819	$12.85	to	$12.31	$10,251	1.67%	0.00%	to	1.50%	5.59%	to	4.06%
*	2019		933	$12.17	to	$11.83	$11,159	1.78%	0.00%	to	1.50%	12.27%	to	28.31%
*	2018		898	$9.35	to	$9.22	$8,331	3.79%	0.00%	to	1.50%	-12.04%	to	-13.18%
CRM Mid Cap Value Fund - Investor Shares
	2022		—	$40.73	to	$36.77	$13	0.00%	0.70%	to	1.45%	-4.37%	to	-10.67%
*	2021		2	$45.84	to	$41.16	$70	1.54%	0.60%	to	1.45%	28.33%	to	27.23%
*	2020		2	$35.72	to	$31.98	$60	0.00%	0.60%	to	1.55%	24.63%	to	8.85%
*	2019		3	$32.16	to	$29.38	$110	0.00%	0.70%	to	1.55%	23.69%	to	14.50%
	2018		11	$26.00	to	$24.18	$296	0.31%	0.70%	to	1.45%	-7.74%	to	-8.44%
Davis Financial Fund - Class Y
	2022		5	$17.62	to	$16.91	$77	1.27%	0.75%	to	1.25%	-9.41%	to	-9.81%
*	2021		4	$19.45	to	$18.75	$80	1.40%	0.75%	to	1.25%	30.80%	to	30.12%
*	2020		4	$14.87	to	$14.41	$63	1.44%	0.75%	to	1.25%	-6.42%	to	-5.82%
*	2019		5	$17.26	to	$16.36	$76	1.57%	0.30%	to	1.25%	26.17%	to	24.98%
*	2018		4	$13.68	to	$13.09	$51	1.98%	0.30%	to	1.25%	-11.80%	to	-13.99%
Delaware Smid Cap Growth Fund - Institutional Class
	2022		4		$17.43		$70	0.00%		0.00%			-45.34%
	2021		4		$31.89		$119	0.00%		0.00%			-8.20%
	2020		987		$34.74		$34,304	0.00%		0.00%			94.40%
	2019		941		$17.87		$16,822	0.00%		0.00%			35.58%
	2018		870		$13.18		$11,472	0.00%		0.00%			0.46%
Delaware Small Cap Value Fund - Class A
	2022		218	$21.01	to	$18.44	$3,898	0.69%	0.15%	to	1.50%	-12.57%	to	-13.75%
*	2021		217	$24.03	to	$21.38	$4,498	0.45%	0.15%	to	1.50%	33.72%	to	31.98%
*	2020		164	$18.18	to	$16.20	$2,553	0.63%	0.00%	to	1.50%	-1.46%	to	-2.94%
*	2019		174	$18.45	to	$16.69	$2,812	0.95%	0.00%	to	1.50%	27.86%	to	25.87%
	2018		192	$14.43	to	$13.26	$2,656	0.60%	0.00%	to	1.50%	-17.59%	to	-18.80%
DWS Equity 500 Index Fund - Class S
	2022		29		$44.95		$1,285	1.27%		1.00%			-19.11%
	2021		28		$55.57		$1,541	1.29%		1.00%			27.08%
	2020		25		$43.73		$1,085	1.47%		1.00%			16.83%
	2019		22		$37.43		$820	1.77%		1.00%			29.83%
	2018		22		$28.83		$646	1.74%		1.00%			-5.23%
DWS Small Cap Growth Fund - Class S
	2022		2	$15.48	to	$14.20	$32	0.00%	0.40%	to	1.40%	-26.18%	to	-26.92%
*	2021		2	$20.97	to	$19.43	$40	0.00%	0.40%	to	1.40%	12.44%	to	11.35%
	2020		1	$18.65	to	$17.45	$24	0.00%	0.40%	to	1.40%	27.22%	to	25.90%
	2019		1	$14.66	to	$13.86	$21	0.00%	0.40%	to	1.40%	20.56%	to	19.48%
	2018		1	$12.16	to	$11.60	$16	0.00%	0.40%	to	1.40%	-13.51%	to	-14.45%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
DFA Emerging Markets Core Equity Portfolio - Institutional Class
	2022		1		$12.54		$8	0.00%		0.00%			-16.40%
	2021		—		$15.00		$6	0.19%		0.00%			5.78%
	2020		220		$14.18		$3,121	1.80%		0.00%			13.90%
	2019		212		$12.45		$2,645	2.62%		0.00%			16.03%
	2018		188		$10.73		$2,016	2.34%		0.00%			-15.24%
DFA Inflation-Protected Securities Portfolio - Institutional Class
	2022		207		$9.16		$1,897	9.07%		0.12%			-12.34%
	2021		27		$10.45		$285	0.52%		0.16%			-0.29%
	2020		192		$12.65		$2,430	1.60%		0.00%			11.65%
	2019		116		$11.33		$1,318	1.94%		0.00%			8.42%
	2018		100		$10.45		$1,050	2.33%		0.00%			-1.23%
DFA Real Estate Securities Portfolio - Institutional Class
	2022		36		$8.74		$318	3.45%		0.12%			-25.04%
	2021	11/17/2021	8		$11.66		$88	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
DFA Social Fixed Income Portfolio - Institutional Class
	2022	05/20/2022	8		$8.70		$68	(e)		0.12%			(e)
	2021		(e)		(e)		(e)	(e)		(e)			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
DFA U.S. Targeted Value Portfolio - Institutional Class
	2022		7		$17.63		$116	1.72%		0.00%			-4.65%
	2021		6		$18.49		$117	0.87%		0.00%			38.81%
	2020		1,512		$13.32		$20,147	1.56%		0.00%			3.74%
	2019		1,385		$12.84		$17,780	1.47%		0.00%			21.48%
	2018		1,237		$10.57		$13,073	1.11%		0.00%			-15.78%
DFA U.S. Large Company Portfolio - Institutional Class
	2022		77		$9.34		$721	1.75%		0.12%			-18.36%
	2021	11/17/2021	27		$11.44		$310	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Dodge & Cox International Stock Fund - Class I Shares
	2022		4	$17.08	to	$15.50	$61	1.16%	1.00%	to	1.75%	-7.73%	to	-8.45%
	2021		6	$18.51	to	$16.93	$112	2.07%	1.00%	to	1.75%	9.92%	to	9.16%
*	2020		11	$17.78	to	$15.51	$178	1.73%	0.50%	to	1.75%	1.60%	to	34.99%
	2019		10	$17.50	to	$15.16	$168	4.08%	0.50%	to	1.95%	22.12%	to	20.41%
	2018		9	$14.33	to	$12.59	$126	2.86%	0.50%	to	1.95%	-18.39%	to	-19.60%
Dodge & Cox Stock Fund - Class I Shares
	2022		8	$40.15	to	$35.29	$330	1.22%	0.75%	to	1.75%	-7.91%	to	-6.19%
*	2021		12	$43.60	to	$38.48	$491	0.92%	0.75%	to	1.80%	4.08%	to	3.52%
*	2020		5	$32.45	to	$29.58	$158	2.05%	1.00%	to	1.85%	6.08%	to	5.19%
	2019		5	$30.59	to	$28.12	$135	1.37%	1.00%	to	1.85%	23.60%	to	22.53%
	2018		7	$24.75	to	$22.95	$156	1.27%	1.00%	to	1.85%	-7.99%	to	-8.78%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Eaton Vance Large-Cap Value Fund - Class R Shares
	2022		—		$35.00		$1	0.00%		0.70%			-3.71%
	2021		—		$36.35		$1	0.00%		0.70%			23.14%
	2020		—		$29.52		$1	0.00%		0.70%			1.30%
	2019		—		$29.14		$1	0.00%		0.70%			28.60%
	2018		—	$23.78	to	$22.66	$2	0.00%	0.20%	to	0.70%	-7.22%	to	-7.70%
American Funds® EuroPacific Growth Fund® - Class R-3
	2022		49	$29.16	to	$21.75	$1,128	0.69%	0.00%	to	1.55%	-23.24%	to	-24.43%
*	2021		64	$37.99	to	$28.78	$2,055	0.88%	0.00%	to	1.55%	2.21%	to	0.63%
*	2020		95	$37.17	to	$28.60	$3,147	0.00%	0.00%	to	1.55%	24.44%	to	22.48%
*	2019		103	$29.87	to	$23.35	$2,757	0.70%	0.00%	to	1.55%	26.57%	to	24.67%
*	2018		149	$23.60	to	$18.73	$3,220	0.88%	0.00%	to	1.55%	-15.47%	to	-16.79%
American Funds® EuroPacific Growth Fund® - Class R-4
	2022		10,660	$30.54	to	$23.08	$254,178	1.02%	0.00%	to	1.50%	-23.00%	to	-24.13%
*	2021		11,282	$39.66	to	$30.42	$347,213	1.38%	0.00%	to	1.50%	2.51%	to	0.96%
*	2020		11,735	$38.69	to	$30.13	$357,550	0.18%	0.00%	to	1.50%	24.81%	to	22.93%
*	2019		12,700	$31.00	to	$24.51	$313,071	1.11%	0.00%	to	1.50%	26.95%	to	25.11%
*	2018		13,659	$24.42	to	$19.59	$275,861	1.17%	0.00%	to	1.50%	-15.21%	to	-16.50%
American Funds® EuroPacific Growth Fund® - Class R-6
	2022		53		$7.46		$393	2.77%		0.12%			-22.85%
	2021	11/17/2021	4		$9.67		$40	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Federated Hermes International Leaders Fund - Institutional Shares
	2022		3	$14.27	to	$13.80	$44	2.67%	0.75%	to	1.25%	-9.45%	to	-9.92%
*	2021		2	$15.76	to	$15.32	$31	0.00%	0.75%	to	1.25%	4.23%	to	3.65%
*	2020		2	$15.12	to	$14.78	$24	0.00%	0.75%	to	1.25%	14.89%	to	14.40%
*	2019		1	$13.16	to	$12.92	$10	0.00%	0.75%	to	1.25%	26.05%	to	8.75%
*	2018		—	$10.44	to	$10.33	$2	0.00%	0.75%	to	1.15%	-21.27%	to	-13.84%
Fidelity® 500 Index Fund
	2022		458		$9.36		$4,287	2.40%		0.12%			-18.18%
	2021	11/17/2021	54		$11.44		$623	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Fidelity Advisor® New Insights Fund - Class I
	2022		65	$21.15	to	$32.67	$1,591	0.50%	0.15%	to	1.65%	-27.39%	to	-28.47%
*	2021		78	$29.13	to	$45.40	$2,797	0.00%	0.15%	to	1.70%	24.43%	to	7.51%
*	2020		74	$23.41	to	$36.86	$2,220	0.00%	0.15%	to	1.75%	18.83%	to	21.81%
*	2019		174	$34.58	to	$29.96	$3,580	0.40%	0.40%	to	1.85%	28.89%	to	27.06%
*	2018		149	$26.83	to	$23.58	$2,475	0.24%	0.40%	to	1.85%	-4.55%	to	-5.94%
Fidelity® Mid Cap Index Fund
	2022		252		$8.84		$2,227	2.59%		0.12%			-17.46%
	2021	11/16/2021	30		$10.71		$318	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Fidelity® Small Cap Index Fund
	2022		246		$7.88		$1,938	2.23%		0.12%			-20.32%
	2021	11/16/2021	22		$9.89		$213	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Fidelity® VIP Equity-Income Portfolio - Initial Class
	2022		4,626	$45.90	to	$26.71	$249,358	1.81%	0.00%	to	1.95%	-4.97%	to	-6.80%
*	2021		4,840	$48.30	to	$28.66	$280,653	1.94%	0.00%	to	1.95%	24.90%	to	22.43%
*	2020		5,121	$38.67	to	$23.41	$241,153	1.61%	0.00%	to	1.95%	6.68%	to	4.60%
*	2019		5,579	$36.25	to	$22.38	$250,735	2.00%	0.00%	to	1.95%	27.46%	to	24.96%
*	2018		6,151	$48.16	to	$17.91	$220,603	2.25%	0.00%	to	1.95%	-8.30%	to	-10.09%
Fidelity® VIP Growth Portfolio - Initial Class
	2022		6,520	$37.56	to	$64.31	$429,458	0.58%	0.00%	to	1.50%	-24.46%	to	-25.58%
*	2021		6,886	$49.72	to	$53.14	$616,385	0.00%	0.00%	to	1.75%	23.22%	to	21.08%
*	2020		7,095	$40.35	to	$43.89	$529,088	0.07%	0.00%	to	1.75%	43.90%	to	41.40%
*	2019		7,366	$28.04	to	$31.04	$387,431	0.26%	0.00%	to	1.75%	34.29%	to	31.97%
*	2018		8,082	$55.14	to	$23.52	$319,689	0.26%	0.00%	to	1.75%	-0.16%	to	-1.88%
Fidelity® VIP High Income Portfolio - Initial Class
	2022		460	$17.31	to	$17.57	$7,825	4.93%	0.12%	to	1.50%	-11.77%	to	-12.72%
*	2021		466	$19.62	to	$20.13	$9,049	5.33%	0.55%	to	1.50%	3.48%	to	2.86%
*	2020		464	$18.96	to	$19.57	$8,739	4.82%	0.95%	to	1.50%	1.77%	to	1.19%
*	2019		465	$18.63	to	$19.34	$8,611	5.31%	0.95%	to	1.50%	14.01%	to	13.43%
*	2018		475	$16.34	to	$17.05	$7,738	5.61%	0.95%	to	1.50%	-4.16%	to	-4.75%
Fidelity® VIP Overseas Portfolio - Initial Class
	2022		944	$13.79	to	$25.99	$21,773	0.94%	0.00%	to	1.50%	-24.48%	to	-25.62%
*	2021		964	$18.26	to	$33.32	$30,324	0.52%	0.00%	to	1.50%	19.66%	to	17.91%
*	2020		1,036	$15.26	to	$28.26	$27,873	0.38%	0.00%	to	1.50%	15.61%	to	13.91%
*	2019		1,228	$13.20	to	$24.81	$28,627	1.72%	0.00%	to	1.50%	27.78%	to	25.88%
*	2018		1,349	$27.18	to	$19.71	$25,131	1.57%	0.00%	to	1.50%	-14.80%	to	-16.09%
Fidelity® VIP Contrafund® Portfolio - Initial Class
	2022		16,593	$74.11	to	$37.42	$1,203,983	0.46%	0.00%	to	1.95%	-26.31%	to	-27.75%
*	2021		17,986	$100.57	to	$51.79	$1,761,258	0.06%	0.00%	to	1.95%	27.84%	to	25.37%
*	2020		19,409	$78.67	to	$41.31	$1,504,973	0.24%	0.00%	to	1.95%	30.57%	to	28.05%
*	2019		21,587	$60.25	to	$32.26	$1,291,583	0.47%	0.00%	to	1.95%	31.58%	to	29.04%
*	2018		21,154	$75.64	to	$25.00	$1,099,134	0.73%	0.00%	to	1.95%	-6.37%	to	-8.19%
Fidelity® VIP Index 500 Portfolio - Initial Class
	2022		4,025	$89.46	to	$86.37	$349,607	1.39%	0.12%	to	1.20%	-18.56%	to	-19.20%
	2021		4,100	$109.85	to	$106.89	$440,104	1.27%	0.55%	to	1.20%	27.64%	to	27.05%
	2020		4,132	$86.06	to	$84.13	$348,862	1.61%	0.75%	to	1.20%	17.36%	to	16.83%
	2019		4,417	$73.33	to	$72.01	$318,967	2.02%	0.75%	to	1.20%	30.36%	to	29.77%
	2018		4,372	$56.25	to	$55.49	$243,084	2.00%	0.75%	to	1.20%	-5.21%	to	-5.63%
Fidelity® VIP Asset Manager Portfolio - Initial Class
	2022		367	$39.16	to	$38.43	$14,129	1.95%	0.12%	to	1.20%	-15.31%	to	-15.96%
	2021		391	$46.24	to	$45.73	$17,881	1.64%	0.55%	to	1.20%	8.93%	to	8.62%
	2020		404	$42.45	to	$42.10	$17,022	1.41%	0.95%	to	1.20%	13.81%	to	13.51%
	2019		439	$37.30	to	$37.09	$16,286	1.81%	0.95%	to	1.20%	17.11%	to	16.82%
	2018		456	$31.85	to	$31.75	$14,470	1.72%	0.95%	to	1.20%	-6.24%	to	-6.48%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Franklin Mutual Global Discovery Fund - Class R
	2022		23	$35.71	to	$26.64	$726	1.57%	0.00%	to	1.55%	-5.25%	to	-6.69%
*	2021		24	$37.69	to	$28.55	$802	1.72%	0.00%	to	1.55%	19.12%	to	17.25%
*	2020		33	$31.64	to	$24.35	$944	2.25%	0.00%	to	1.55%	-4.87%	to	-6.31%
*	2019		37	$33.26	to	$25.99	$1,099	1.49%	0.00%	to	1.55%	24.06%	to	22.13%
*	2018		54	$26.81	to	$21.28	$1,325	1.49%	0.00%	to	1.55%	-12.81%	to	-12.61%
Franklin Biotechnology Discovery Fund - Advisor Class
	2022		19	$11.87	to	$14.35	$242	0.37%	0.40%	to	1.25%	-12.78%	to	-13.50%
*	2021		20	$13.61	to	$12.64	$293	0.79%	0.40%	to	1.40%	-17.81%	to	-18.66%
*	2020		25	$16.56	to	$15.54	$462	0.00%	0.40%	to	1.40%	29.68%	to	28.43%
*	2019		22	$12.77	to	$12.10	$323	0.00%	0.40%	to	1.40%	34.70%	to	33.26%
*	2018		25	$9.48	to	$9.08	$274	0.00%	0.40%	to	1.40%	-15.88%	to	-16.70%
Franklin Natural Resources Fund - Advisor Class
	2022		18	$8.32	to	$7.56	$142	1.90%	0.30%	to	1.40%	-3.70%	to	29.01%
*	2021		28	$6.26	to	$5.93	$174	2.04%	0.55%	to	1.25%	35.50%	to	34.47%
	2020		5	$4.62	to	$4.41	$22	5.26%	0.55%	to	1.25%	-21.83%	to	-22.36%
	2019		3	$5.91	to	$5.63	$16	0.00%	0.55%	to	1.40%	9.65%	to	8.69%
	2018		2	$5.39	to	$5.18	$12	0.00%	0.55%	to	1.40%	-23.87%	to	-24.60%
Franklin Small-Mid Cap Growth Fund - Class A
	2022		5	$41.44	to	$32.71	$164	0.00%	0.20%	to	1.45%	-33.84%	to	-34.67%
*	2021		6	$62.64	to	$50.07	$300	0.00%	0.20%	to	1.45%	10.52%	to	8.33%
*	2020		5	$56.15	to	$46.22	$254	0.00%	0.30%	to	1.45%	55.50%	to	53.71%
	2019		11	$36.69	to	$30.07	$362	0.00%	0.20%	to	1.45%	31.55%	to	29.89%
	2018		11	$27.89	to	$23.15	$278	0.00%	0.20%	to	1.45%	-4.78%	to	-5.97%
Franklin Small Cap Value VIP Fund - Class 2
	2022		2,367	$57.53	to	$33.09	$107,487	0.94%	0.00%	to	1.75%	-10.07%	to	-11.62%
*	2021		2,468	$63.97	to	$37.44	$126,948	1.10%	0.00%	to	1.75%	25.36%	to	23.20%
*	2020		2,561	$51.03	to	$30.39	$105,930	1.27%	0.00%	to	1.75%	5.19%	to	3.37%
*	2019		2,774	$48.51	to	$29.40	$110,535	1.06%	0.00%	to	1.75%	26.33%	to	24.16%
*	2018		2,961	$38.40	to	$23.68	$95,726	0.93%	0.00%	to	1.75%	-12.87%	to	-14.42%
Franklin Small Cap Value Fund - Class R6
	2022		68		$8.95		$610	1.50%		0.12%			-10.05%
	2021	11/17/2021	6		$9.95		$56	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Goldman Sachs Mid Cap Growth Fund - Investor Shares
	2022		7	$20.48	to	$18.62	$144	0.00%	0.30%	to	1.40%	0.05%	to	-27.55%
*	2021		8	$28.28	to	$25.70	$207	0.00%	0.15%	to	1.40%	11.47%	to	10.06%
*	2020		4	$25.37	to	$23.35	$107	0.00%	0.15%	to	1.40%	32.41%	to	42.64%
*	2019		2	$17.32	to	$16.37	$40	0.00%	0.40%	to	1.40%	34.16%	to	17.43%
	2018		1	$12.91	to	$12.41	$16	0.00%	0.40%	to	1.25%	-5.49%	to	-6.27%
American Funds® The Growth Fund of America® - Class R-3
	2022		160	$45.64	to	$34.04	$5,672	0.00%	0.00%	to	1.55%	-30.94%	to	-32.02%
*	2021		175	$66.09	to	$50.07	$9,239	0.00%	0.00%	to	1.55%	18.93%	to	17.10%
*	2020		218	$55.57	to	$42.76	$10,019	0.00%	0.00%	to	1.55%	37.38%	to	35.27%
*	2019		245	$40.45	to	$31.61	$8,205	0.32%	0.00%	to	1.55%	27.72%	to	25.74%
*	2018		364	$31.67	to	$25.14	$9,942	0.18%	0.00%	to	1.55%	-3.27%	to	-4.74%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
American Funds® The Growth Fund of America® - Class R-4
	2022		10,742	$48.19	to	$36.42	$424,117	0.21%	0.00%	to	1.50%	-30.74%	to	-31.77%
*	2021		11,304	$69.58	to	$53.38	$649,493	0.03%	0.00%	to	1.50%	19.27%	to	17.50%
*	2020		12,032	$58.34	to	$45.43	$586,093	0.23%	0.00%	to	1.50%	37.79%	to	35.73%
*	2019		13,038	$42.34	to	$33.47	$466,449	0.69%	0.00%	to	1.50%	28.11%	to	26.21%
*	2018		14,283	$33.05	to	$26.52	$402,267	0.53%	0.00%	to	1.50%	-2.97%	to	-4.43%
American Funds® The Growth Fund of America® - Class R-6
	2022		50		$7.81		$387	1.48%		0.12%			-30.64%
	2021	11/17/2021	2		$11.26		$19	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
The Hartford Capital Appreciation Fund - Class R4
	2022		—		$29.78		$3	0.00%		0.65%			-18.48%
	2021		—		$36.53		$—	0.00%		0.65%			14.37%
	2020		—		$31.94		$—	0.00%		0.65%			19.98%
	2019		—		$26.62		$—	0.00%		0.65%			29.54%
	2018		—		$20.55		$—	0.00%		0.65%			-5.52%
The Hartford Dividend and Growth Fund - Class R4
	2022		—		$35.45		$5	0.00%		0.65%			-9.61%
	2021		—		$39.22		$6	0.00%		0.65%			30.04%
	2020		—		$30.16		$4	0.00%		0.65%			6.91%
	2019		—		$28.21		$9	0.00%		0.65%			26.90%
	2018		—		$22.23		$7	0.00%		0.65%			-6.16%
The Hartford International Opportunities Fund - Class R4
	2022		167	$13.65	to	$12.60	$2,177	0.52%	0.30%	to	1.50%	-18.46%	to	-19.49%
*	2021		149	$16.74	to	$15.65	$2,398	1.17%	0.30%	to	1.50%	6.96%	to	5.74%
*	2020		157	$15.65	to	$14.80	$2,386	0.40%	0.30%	to	1.50%	19.92%	to	18.49%
	2019		130	$13.05	to	$12.49	$1,656	1.21%	0.30%	to	1.50%	25.24%	to	23.79%
*	2018		145	$10.41	to	$10.09	$1,479	1.34%	0.25%	to	1.50%	-19.11%	to	-20.17%
American Funds® The Income Fund of America® - Class R-3
	2022		12	$31.82	to	$24.19	$334	2.48%	0.10%	to	1.55%	-2.03%	to	-8.20%
*	2021		15	$33.56	to	$26.35	$473	2.29%	0.20%	to	1.55%	16.73%	to	15.17%
*	2020		28	$28.75	to	$22.88	$748	2.79%	0.20%	to	1.55%	4.47%	to	3.06%
	2019		33	$27.52	to	$22.20	$830	2.99%	0.20%	to	1.55%	18.21%	to	16.66%
*	2018		42	$23.98	to	$19.03	$907	2.89%	0.00%	to	1.55%	-6.69%	to	-6.94%
Delaware Ivy Science and Technology Fund - Class Y
	2022		1,136	$21.35	to	$19.00	$22,550	0.00%	0.15%	to	1.50%	-32.50%	to	-33.40%
*	2021		1,180	$31.63	to	$28.53	$34,909	0.00%	0.15%	to	1.50%	15.27%	to	13.71%
*	2020		1,298	$27.44	to	$25.09	$33,598	0.00%	0.15%	to	1.50%	28.16%	to	34.03%
*	2019		1,133	$20.37	to	$18.72	$21,764	0.00%	0.00%	to	1.50%	10.11%	to	47.98%
	2018		941	$13.51	to	$12.65	$12,191	0.00%	0.05%	to	1.50%	-5.13%	to	-6.50%
Janus Henderson Balanced Portfolio - Institutional Shares
	2022		2	$59.26	to	$79.38	$157	1.12%	0.50%	to	1.25%	-16.82%	to	-17.44%
*	2021		2	$71.24	to	$96.15	$201	1.06%	0.50%	to	1.25%	16.61%	to	15.75%
*	2020		2	$61.09	to	$71.27	$177	2.40%	0.50%	to	1.40%	13.74%	to	12.72%
*	2019		2	$53.71	to	$63.23	$157	1.97%	0.50%	to	1.40%	21.96%	to	20.90%
*	2018		2	$44.04	to	$52.30	$147	2.01%	0.50%	to	1.40%	0.18%	to	-0.74%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Janus Henderson Enterprise Portfolio - Institutional Shares
	2022		3	$78.92	to	$110.12	$303	0.30%	0.50%	to	1.25%	-16.36%	to	-16.99%
*	2021		3	$94.36	to	$132.66	$368	0.28%	0.50%	to	1.25%	16.25%	to	15.39%
*	2020		3	$81.17	to	$114.97	$356	0.00%	0.50%	to	1.25%	18.88%	to	17.99%
*	2019		4	$68.28	to	$97.44	$344	0.33%	0.50%	to	1.25%	34.81%	to	33.79%
*	2018		4	$50.65	to	$72.83	$263	0.35%	0.50%	to	1.25%	-0.92%	to	-1.66%
Janus Henderson Flexible Bond Portfolio - Institutional Shares
	2022		—	$24.35	to	$31.80	$11	0.00%	0.80%	to	1.25%	-14.32%	to	-14.75%
	2021		—	$28.42	to	$37.30	$14	0.00%	0.80%	to	1.25%	-1.69%	to	-2.13%
	2020		—	$28.91	to	$38.11	$14	0.00%	0.80%	to	1.25%	9.59%	to	9.10%
	2019		—	$26.38	to	$34.93	$13	0.00%	0.80%	to	1.25%	8.69%	to	8.21%
*	2018		—	$25.76	to	$32.28	$13	0.00%	0.50%	to	1.25%	-1.53%	to	-2.24%
Janus Henderson Global Research Portfolio - Institutional Shares
	2022		1	$31.93	to	$49.43	$55	1.49%	0.50%	to	1.25%	-19.81%	to	-20.42%
*	2021		1	$39.82	to	$62.11	$79	0.00%	0.50%	to	1.25%	17.50%	to	16.64%
*	2020		2	$33.89	to	$53.25	$78	1.23%	0.50%	to	1.25%	19.46%	to	18.57%
*	2019		2	$28.37	to	$44.91	$84	1.33%	0.50%	to	1.25%	28.43%	to	27.44%
*	2018		2	$22.09	to	$35.24	$66	1.44%	0.50%	to	1.25%	-7.34%	to	-8.04%
Janus Henderson Research Portfolio - Institutional Shares
	2022		1	$42.97	to	$59.81	$58	0.00%	0.50%	to	1.25%	-30.23%	to	-30.76%
*	2021		1	$61.59	to	$86.38	$84	0.00%	0.50%	to	1.25%	19.73%	to	18.83%
*	2020		1	$51.44	to	$72.69	$83	0.00%	0.50%	to	1.25%	32.30%	to	31.30%
*	2019		1	$38.88	to	$55.36	$64	0.00%	0.50%	to	1.25%	34.81%	to	33.85%
*	2018		2	$28.84	to	$41.36	$66	0.00%	0.50%	to	1.25%	-3.06%	to	-3.79%
JPMorgan Equity Income Fund - Class I Shares
	2022		790	$16.74	to	$19.89	$13,470	1.83%	0.12%	to	1.40%	-2.28%	to	-3.26%
*	2021		729	$22.63	to	$20.56	$12,750	1.68%	0.15%	to	1.40%	24.96%	to	23.41%
*	2020		660	$18.11	to	$16.66	$9,304	1.96%	0.15%	to	1.40%	1.74%	to	2.15%
*	2019		228	$17.36	to	$16.31	$3,454	1.78%	0.30%	to	1.40%	25.98%	to	24.50%
*	2018		116	$13.78	to	$13.10	$1,490	2.23%	0.30%	to	1.40%	-4.77%	to	-5.76%
JPMorgan Equity Income Fund - Class R6 Shares
	2022		182		$10.48		$1,907	2.82%		0.12%			-1.78%
	2021	11/18/2021	1		$10.67		$10	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
JPMorgan Government Bond Fund - Class I Shares
	2022		393		$9.55		$3,848	2.00%		0.12%			-12.22%
*	2021		373		$10.88		$4,169	1.32%		0.55%			-2.94%
	2020		571	$11.52	to	$11.21	$6,559	1.81%	0.75%	to	0.95%	6.08%	to	5.85%
	2019		302	$10.86	to	$10.59	$3,274	2.31%	0.75%	to	0.95%	5.85%	to	5.58%
	2018		127	$10.26	to	$10.03	$1,305	1.74%	0.75%	to	0.95%	0.10%	to	-0.10%
JPMorgan Government Bond Fund - Class R6 Shares
	2022		51		$8.82		$452	2.37%		0.12%			-11.89%
	2021	11/19/2021	5		$10.01		$54	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
JPMorgan Large Cap Growth Fund - Class R6 Shares
	2022		205		$8.53		$1,746	1.06%		0.12%			-25.37%
	2021	11/17/2021	30		$11.43		$339	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Lazard International Equity Portfolio - Open Shares
	2022		118	$11.52	to	$10.95	$1,336	1.49%	0.12%	to	1.50%	-15.42%	to	-16.28%
*	2021		101	$14.00	to	$13.27	$1,356	5.14%	0.30%	to	1.25%	5.42%	to	4.49%
*	2020		91	$13.28	to	$12.55	$1,173	0.83%	0.30%	to	1.50%	15.18%	to	6.81%
	2019		82	$12.19	to	$11.75	$986	1.97%	0.50%	to	1.50%	20.34%	to	19.05%
*	2018		73	$10.13	to	$9.87	$736	2.08%	0.50%	to	1.50%	-14.30%	to	-14.99%
ClearBridge Aggressive Growth Fund - Class I
	2022		24	$14.05	to	$12.78	$320	0.00%	0.30%	to	1.40%	-25.50%	to	-26.30%
	2021		27	$18.86	to	$17.34	$475	0.00%	0.30%	to	1.40%	7.83%	to	6.64%
*	2020		28	$17.49	to	$16.26	$464	0.46%	0.30%	to	1.40%	19.47%	to	37.22%
	2019		28	$14.64	to	$13.87	$400	0.48%	0.30%	to	1.25%	24.17%	to	22.96%
	2018		37	$11.90	to	$11.28	$429	0.39%	0.05%	to	1.25%	-7.75%	to	-8.81%
LKCM Aquinas Catholic Equity Fund
	2022		3		$17.82		$56	1.59%		1.25%			-19.18%
	2021		3		$22.05		$70	0.00%		1.25%			23.81%
	2020		3		$17.81		$54	0.00%		1.25%			22.74%
	2019		3		$14.51		$39	0.00%		1.25%			29.55%
	2018		2		$11.20		$26	0.00%		1.25%			-9.16%
Loomis Sayles Small Cap Value Fund - Retail Class
	2022		363	$29.05	to	$24.19	$9,537	0.25%	0.25%	to	1.50%	-11.94%	to	-13.05%
	2021		396	$32.99	to	$27.82	$11,853	0.00%	0.25%	to	1.50%	28.37%	to	26.80%
	2020		424	$25.70	to	$21.94	$9,957	0.21%	0.25%	to	1.50%	19.93%	to	0.41%
	2019		478	$25.13	to	$21.85	$11,127	0.14%	0.30%	to	1.50%	24.41%	to	22.96%
	2018		535	$20.31	to	$17.77	$10,075	0.00%	0.25%	to	1.50%	-16.97%	to	-18.04%
Loomis Sayles Limited Term Government and Agency Fund - Class Y
	2022		119	$9.74	to	$9.56	$1,136	1.73%	0.12%	to	1.20%	-4.79%	to	-5.53%
	2021		93	$10.23	to	$10.12	$946	0.77%	0.55%	to	1.20%	-1.92%	to	-2.13%
	2020		109	$10.43	to	$10.34	$1,129	1.63%	0.95%	to	1.20%	2.46%	to	2.17%
	2019		46	$10.18	to	$10.12	$465	2.50%	0.95%	to	1.20%	2.52%	to	2.22%
	2018		42	$9.93	to	$9.90	$415	2.37%	0.95%	to	1.20%	0.40%	to	0.20%
Lord Abbett Developing Growth Fund - Class A
	2022		—	$40.42	to	$36.69	$6	0.00%	0.70%	to	1.45%	-36.53%	to	-37.00%
	2021		2	$65.22	to	$57.90	$122	0.00%	0.50%	to	1.50%	-3.13%	to	-7.95%
*	2020		3	$69.57	to	$60.05	$229	0.00%	0.20%	to	1.55%	72.25%	to	69.92%
	2019		3	$40.39	to	$35.34	$118	0.00%	0.20%	to	1.55%	31.65%	to	29.88%
	2018		4	$30.68	to	$27.21	$108	0.00%	0.20%	to	1.55%	4.85%	to	3.46%
Lord Abbett Core Fixed Income Fund - Class A
	2022		3	$10.49	to	$9.91	$26	3.77%	1.30%	to	1.75%	-14.78%	to	-15.15%
	2021		2	$12.45	to	$11.68	$27	0.00%	1.20%	to	1.75%	-0.08%	to	-2.59%
	2020		2	$12.58	to	$11.99	$27	0.00%	1.30%	to	1.75%	2.86%	to	-0.25%
*	2019		2	$11.70	to	$11.64	$20	5.26%	1.40%	to	1.45%	0.17%	to	6.30%
	2018		2	$11.19	to	$10.95	$18	4.76%	1.20%	to	1.45%	-1.67%	to	-1.88%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Lord Abbett Short Duration Income Fund - Class R4
	2022		1,063	$10.75	to	$9.93	$10,937	3.06%	0.30%	to	1.50%	-5.20%	to	-6.23%
*	2021		944	$11.34	to	$10.59	$10,295	2.40%	0.30%	to	1.50%	0.62%	to	-0.56%
*	2020		787	$11.27	to	$10.65	$8,592	2.75%	0.30%	to	1.50%	2.64%	to	1.33%
	2019		669	$10.98	to	$10.51	$7,163	3.60%	0.30%	to	1.50%	5.07%	to	3.85%
	2018		579	$10.46	to	$10.12	$5,944	3.87%	0.25%	to	1.50%	0.87%	to	-0.39%
Lord Abbett Mid Cap Stock Fund - Class A
	2022		17	$32.01	to	$26.50	$548	0.87%	0.30%	to	1.30%	-5.46%	to	-12.19%
*	2021		16	$35.78	to	$27.85	$608	0.73%	0.35%	to	1.75%	28.43%	to	26.65%
*	2020		17	$27.86	to	$21.99	$491	0.83%	0.35%	to	1.75%	2.39%	to	0.96%
*	2019		35	$27.87	to	$21.78	$950	0.92%	0.20%	to	1.75%	22.67%	to	20.80%
*	2018		35	$22.72	to	$18.03	$790	0.92%	0.20%	to	1.75%	-14.71%	to	-16.06%
Lord Abbett Small Cap Value Fund - Class A
	2022		6	$35.83	to	$29.65	$201	0.00%	0.60%	to	1.60%	-17.97%	to	-18.81%
	2021		6	$43.68	to	$36.52	$247	0.00%	0.60%	to	1.60%	25.66%	to	24.43%
	2020		8	$35.65	to	$29.35	$255	1.00%	0.45%	to	1.60%	23.91%	to	-3.04%
	2019		10	$35.49	to	$30.27	$348	0.17%	0.60%	to	1.60%	19.54%	to	18.33%
	2018		29	$29.91	to	$25.58	$820	0.00%	0.55%	to	1.60%	-12.36%	to	-13.29%
Lord Abbett Fundamental Equity Fund - Class A
	2022		—	$29.99	to	$29.61	$11	0.00%	0.70%	to	0.80%	-3.82%	to	-10.16%
*	2021		1	$33.76	to	$32.19	$27	0.00%	0.60%	to	1.00%	1.35%	to	27.74%
*	2020		5	$26.04	to	$25.06	$136	1.52%	0.70%	to	1.05%	1.28%	to	1.54%
	2019		5	$25.29	to	$24.68	$128	1.20%	0.80%	to	1.05%	21.76%	to	21.52%
*	2018		10	$20.77	to	$20.31	$204	1.49%	0.80%	to	1.05%	-9.18%	to	-8.31%
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
	2022		2,154	$35.24	to	$26.09	$60,794	0.77%	0.10%	to	1.50%	-11.30%	to	-12.57%
*	2021		2,288	$39.73	to	$29.84	$73,545	0.59%	0.10%	to	1.50%	28.58%	to	26.82%
*	2020		2,459	$30.90	to	$23.53	$61,685	0.93%	0.10%	to	1.50%	2.39%	to	0.94%
*	2019		2,744	$30.18	to	$23.31	$68,398	0.93%	0.10%	to	1.50%	22.53%	to	20.84%
*	2018		2,851	$24.63	to	$19.29	$61,697	0.68%	0.10%	to	1.50%	-15.13%	to	-16.31%
MainStay CBRE Real Estate Fund - Class A
	2022		28	$11.78	to	$11.25	$324	3.52%	0.00%	to	1.55%	-22.35%	to	-28.39%
	2021		26	$16.13	to	$15.71	$414	5.36%	0.20%	to	1.55%	51.88%	to	49.76%
	2020	02/24/2020	60	$10.62	to	$10.49	$631	(c)	0.20%	to	1.55%		(c)
	2019		(c)		(c)		(c)	(c)		(c)			(c)
	2018		(c)		(c)		(c)	(c)		(c)			(c)
Massachusetts Investors Growth Stock Fund - Class A
	2022		2	$48.04	to	$39.39	$89	0.00%	0.75%	to	1.80%	-19.85%	to	-20.68%
*	2021		2	$61.02	to	$49.66	$107	0.00%	0.65%	to	1.80%	3.18%	to	4.00%
*	2020		3	$47.85	to	$41.44	$142	0.00%	0.75%	to	1.60%	21.51%	to	20.47%
	2019		3	$39.38	to	$34.40	$104	0.00%	0.75%	to	1.60%	38.86%	to	37.71%
	2018		3	$28.36	to	$24.98	$77	1.33%	0.75%	to	1.60%	0.04%	to	-0.83%
Metropolitan West Total Return Bond Fund - Class I Shares
	2022		11		$10.52		$111	2.68%		0.00%			-14.82%
	2021		9		$12.35		$113	1.14%		0.00%			-1.12%
	2020		2,588		$12.49		$32,327	1.74%		0.00%			9.08%
	2019		2,238		$11.45		$25,623	2.80%		0.00%			9.15%
	2018		1,935		$10.49		$20,298	2.72%		0.00%			0.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Metropolitan West Total Return Bond Fund - Class M Shares
	2022		2,009	$10.87	to	$9.40	$19,885	2.44%	0.00%	to	1.50%	-14.88%	to	-16.15%
*	2021		2,132	$12.77	to	$11.21	$24,902	1.06%	0.00%	to	1.50%	-1.31%	to	-2.78%
*	2020		2,293	$12.94	to	$11.53	$27,357	1.51%	0.00%	to	1.50%	8.83%	to	5.78%
*	2019		2,250	$11.89	to	$10.76	$24,877	2.58%	0.00%	to	1.50%	8.88%	to	7.28%
*	2018		2,025	$10.92	to	$10.03	$21,058	2.50%	0.00%	to	1.50%	0.00%	to	-1.57%
MFS® New Discovery Fund - Class R3
	2022		22	$20.01	to	$18.19	$411	0.00%	0.15%	to	1.25%	-29.91%	to	-30.68%
	2021		23	$28.55	to	$26.24	$599	0.00%	0.15%	to	1.25%	1.13%	to	0.00%
*	2020		22	$28.23	to	$26.24	$573	0.00%	0.15%	to	1.25%	39.68%	to	39.20%
*	2019		16	$19.00	to	$18.22	$297	0.00%	0.65%	to	1.40%	29.87%	to	38.77%
*	2018		9	$13.53	to	$13.13	$116	0.00%	0.75%	to	1.40%	-9.01%	to	-2.96%
MFS® International Intrinsic Value Fund - Class R3
	2022		41	$15.81	to	$14.19	$605	0.73%	0.15%	to	1.40%	-23.36%	to	-24.32%
	2021		39	$20.63	to	$18.75	$763	0.70%	0.15%	to	1.40%	10.14%	to	8.76%
*	2020		38	$18.73	to	$17.24	$674	0.33%	0.15%	to	1.40%	17.87%	to	18.49%
	2019		77	$15.48	to	$14.55	$1,134	1.01%	0.30%	to	1.40%	25.14%	to	23.83%
	2018		54	$12.37	to	$11.75	$647	1.26%	0.30%	to	1.40%	-9.51%	to	-10.51%
Neuberger Berman Genesis Fund - Trust Class Shares
	2022		15	$32.44	to	$32.03	$478	0.00%	0.85%	to	0.95%	-20.00%	to	-20.10%
*	2021		19	$41.01	to	$37.01	$769	0.00%	0.75%	to	1.65%	0.24%	to	8.28%
	2020		19	$34.64	to	$31.71	$639	0.00%	0.85%	to	1.70%	31.01%	to	22.62%
	2019		18	$27.75	to	$25.86	$511	0.00%	0.95%	to	1.70%	28.12%	to	27.14%
	2018		17	$21.66	to	$20.34	$373	0.00%	0.95%	to	1.70%	-7.63%	to	-8.30%
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares
	2022		1		$19.11		$20	0.00%		0.00%			-18.47%
	2021		1		$23.44		$24	0.00%		0.00%			23.63%
	2020		282		$18.96		$5,342	0.88%		0.00%			19.62%
	2019		236		$15.85		$3,744	0.84%		0.00%			26.09%
	2018		212		$12.57		$2,662	0.78%		0.00%			-5.63%
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
	2022		480	$32.29	to	$25.92	$13,732	0.00%	0.25%	to	1.60%	-18.93%	to	-20.05%
*	2021		514	$35.83	to	$32.42	$18,255	0.26%	0.00%	to	1.60%	2.14%	to	21.24%
*	2020		546	$32.42	to	$26.74	$15,890	0.41%	0.25%	to	1.60%	18.93%	to	17.33%
*	2019		577	$27.26	to	$22.79	$14,208	0.49%	0.25%	to	1.60%	25.28%	to	23.59%
*	2018		617	$21.79	to	$18.44	$12,231	0.26%	0.25%	to	1.60%	-6.20%	to	-7.48%
American Funds® New Perspective Fund® - Class R-3
	2022		30	$43.18	to	$35.75	$1,266	0.33%	0.25%	to	1.25%	-26.29%	to	-27.01%
*	2021		31	$58.58	to	$48.98	$1,742	0.00%	0.25%	to	1.25%	17.04%	to	15.90%
*	2020		32	$50.47	to	$42.26	$1,548	0.00%	0.20%	to	1.25%	32.68%	to	31.28%
	2019		34	$39.27	to	$32.19	$1,226	0.54%	0.00%	to	1.25%	29.60%	to	27.99%
	2018		61	$30.30	to	$25.15	$1,712	0.64%	0.00%	to	1.25%	-6.16%	to	-7.33%
American Funds® New Perspective Fund® - Class R-4
	2022		7,406	$48.75	to	$36.84	$271,423	0.63%	0.00%	to	1.50%	-25.88%	to	-26.99%
*	2021		7,801	$65.77	to	$50.46	$383,047	0.29%	0.00%	to	1.50%	17.70%	to	15.95%
*	2020		7,790	$55.88	to	$43.52	$328,125	0.12%	0.00%	to	1.50%	33.33%	to	31.36%
*	2019		7,215	$41.91	to	$33.13	$239,015	1.10%	0.00%	to	1.50%	30.03%	to	28.11%
*	2018		6,920	$32.23	to	$25.86	$177,548	1.02%	0.00%	to	1.50%	-5.90%	to	-7.31%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
American Funds® New Perspective Fund® - Class R-6
	2022		521		$8.14		$4,241	1.99%		0.12%			-25.66%
	2021	11/16/2021	63		$10.95		$690	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
American Funds® New World Fund® - Class R-4
	2022		53	$14.11	to	$12.50	$690	0.96%	0.00%	to	1.40%	-22.04%	to	-23.12%
	2021		46	$18.10	to	$16.26	$771	0.42%	0.00%	to	1.40%	4.75%	to	3.30%
*	2020		41	$17.28	to	$15.74	$657	0.14%	0.00%	to	1.40%	24.86%	to	23.16%
	2019		59	$13.84	to	$12.78	$770	0.86%	0.00%	to	1.40%	27.56%	to	25.79%
*	2018		103	$10.85	to	$10.16	$1,095	1.13%	0.00%	to	1.40%	-8.98%	to	-13.53%
Nuveen Global Infrastructure Fund - Class I
	2022		161	$14.65	to	$14.37	$2,324	1.97%	0.12%	to	1.20%	-6.51%	to	-7.29%
*	2021		132	$15.67	to	$15.50	$2,046	2.20%	0.55%	to	1.20%	13.72%	to	13.39%
*	2020		136	$13.78	to	$13.67	$1,863	1.10%	0.95%	to	1.20%	-3.43%	to	-3.66%
*	2019		163	$14.27	to	$14.19	$2,309	2.55%	0.95%	to	1.20%	28.44%	to	28.07%
*	2018		159	$11.11	to	$11.08	$1,766	2.47%	0.95%	to	1.20%	-8.56%	to	-8.73%
Parnassus Core Equity Fund℠ - Investor Shares
	2022		1,551	$53.22	to	$44.64	$42,960	0.39%	0.00%	to	1.40%	-18.61%	to	-19.74%
*	2021		1,751	$65.39	to	$55.62	$60,149	0.91%	0.00%	to	1.40%	27.54%	to	25.78%
*	2020		1,719	$51.27	to	$44.22	$47,420	0.61%	0.00%	to	1.40%	21.21%	to	19.51%
*	2019		1,695	$42.30	to	$37.00	$39,661	0.76%	0.00%	to	1.40%	30.68%	to	28.87%
*	2018		1,677	$32.37	to	$28.71	$32,021	1.07%	0.00%	to	1.40%	-9.53%	to	-1.58%
Impax Global Environmental Markets Fund - Institutional Class
	2022	10/17/2022	—		$8.55		$3	(e)		0.12%			(e)
	2021		(e)		(e)		(e)	(e)		(e)			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
Impax Sustainable Allocation Fund - Investor Class
	2022		1,690	$28.44	to	$20.33	$38,352	1.09%	0.00%	to	1.50%	-16.45%	to	-17.69%
*	2021		1,775	$34.04	to	$24.70	$48,593	0.84%	0.00%	to	1.50%	15.31%	to	13.62%
*	2020		1,864	$29.52	to	$21.74	$44,694	1.02%	0.00%	to	1.50%	16.22%	to	14.48%
*	2019		1,934	$25.40	to	$18.99	$40,352	1.59%	0.00%	to	1.50%	20.84%	to	19.06%
*	2018		2,064	$21.02	to	$15.95	$35,911	2.09%	0.00%	to	1.50%	-4.06%	to	-5.51%
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
	2022		1,509	$8.29	to	$7.92	$12,474	52.96%	0.12%	to	1.50%	8.22%	to	7.03%
*	2021		662	$8.11	to	$7.40	$5,051	16.43%	0.30%	to	1.50%	7.42%	to	30.97%
	2020		301	$6.12	to	$5.65	$1,752	1.39%	0.30%	to	1.50%	0.33%	to	-0.88%
*	2019		265	$6.10	to	$5.70	$1,561	3.97%	0.30%	to	1.50%	0.00%	to	10.47%
*	2018		257	$5.47	to	$5.16	$1,362	5.64%	0.25%	to	1.50%	-14.40%	to	-15.41%
PIMCO VIT Real Return Portfolio - Administrative Class
	2022		4,067	$19.55	to	$13.39	$67,276	6.92%	0.00%	to	1.80%	-11.90%	to	-13.45%
*	2021		4,398	$22.19	to	$15.47	$83,327	4.94%	0.00%	to	1.80%	5.57%	to	3.69%
*	2020		4,408	$21.02	to	$14.92	$79,381	1.45%	0.00%	to	1.80%	11.75%	to	2.40%
*	2019		4,351	$18.81	to	$13.98	$71,157	1.67%	0.00%	to	1.60%	8.41%	to	6.72%
*	2018		4,614	$17.35	to	$13.10	$70,080	2.46%	0.00%	to	1.60%	-2.20%	to	-3.75%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Pioneer Equity Income Fund - Class Y Shares
	2022		138		$14.22		$3,238	1.91%		0.12%			-8.44%
*	2021		170		$15.53		$4,421	1.61%		0.55%			24.64%
	2020		215	$21.61	to	$12.46	$4,510	1.63%	0.75%	to	0.95%	-0.69%	to	-0.80%
	2019		523	$21.76	to	$12.56	$11,198	2.06%	0.75%	to	0.95%	24.84%	to	24.48%
	2018		689	$17.43	to	$10.09	$11,896	2.51%	0.75%	to	0.95%	-9.36%	to	-9.51%
Pioneer High Yield Fund - Class A Shares
	2022		12	$23.38	to	$17.44	$250	4.85%	0.20%	to	1.75%	-5.38%	to	-12.41%
*	2021		17	$25.35	to	$19.91	$410	4.56%	0.40%	to	1.75%	1.32%	to	3.91%
*	2020		19	$23.87	to	$19.16	$423	4.16%	0.45%	to	1.75%	7.67%	to	1.27%
	2019		35	$24.21	to	$18.92	$780	5.06%	0.20%	to	1.75%	13.88%	to	12.15%
	2018		37	$21.26	to	$16.87	$722	5.26%	0.20%	to	1.75%	-3.32%	to	-4.85%
Pioneer Balanced ESG Fund - Class K Shares
	2022		16		$9.12		$146	2.63%		0.12%			-14.45%
	2021	11/17/2021	1		$10.66		$6	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Pioneer Strategic Income Fund - Class A Shares
	2022		50	$14.34	to	$12.13	$693	2.93%	0.45%	to	1.75%	-13.51%	to	-14.58%
*	2021		59	$16.58	to	$14.20	$945	3.25%	0.45%	to	1.75%	1.59%	to	0.28%
*	2020		53	$16.32	to	$14.16	$838	3.68%	0.45%	to	1.75%	6.95%	to	5.67%
	2019		46	$15.64	to	$13.55	$683	2.89%	0.20%	to	1.65%	9.91%	to	8.40%
	2018		41	$14.23	to	$12.50	$562	3.25%	0.20%	to	1.65%	-2.06%	to	-3.55%
Pioneer Equity Income VCT Portfolio - Class I
	2022		—		$36.31		$—	0.00%		1.05%			-8.72%
	2021		—		$39.78		$—	0.00%		1.05%			24.39%
	2020		—		$31.98		$5	0.00%		1.05%			-1.11%
	2019		—		$32.34		$5	0.00%		1.05%			24.24%
	2018		—		$26.03		$—	0.00%		1.05%			-9.52%
Pioneer High Yield VCT Portfolio - Class I
	2022		605	$23.52	to	$18.63	$12,307	4.93%	0.25%	to	1.50%	-11.45%	to	-12.54%
*	2021		689	$27.27	to	$21.30	$15,950	5.13%	0.10%	to	1.50%	5.57%	to	4.16%
*	2020		654	$25.83	to	$20.45	$14,436	5.16%	0.10%	to	1.50%	2.38%	to	0.94%
*	2019		702	$25.23	to	$20.26	$15,331	4.93%	0.10%	to	1.50%	14.37%	to	12.74%
*	2018		770	$22.06	to	$17.97	$14,827	4.71%	0.10%	to	1.50%	-3.42%	to	-4.72%
PGIM High Yield Fund - Class R6
	2022		67		$9.07		$604	7.58%		0.12%			-11.68%
	2021	11/17/2021	18		$10.27		$188	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
PGIM Jennison Utility Fund - Class Z
	2022		14	$17.83	to	$16.07	$250	1.74%	0.15%	to	1.40%	0.11%	to	-1.11%
*	2021		12	$17.81	to	$17.75	$209	1.09%	0.15%	to	1.25%	15.05%	to	13.78%
*	2020		10	$15.48	to	$15.60	$157	1.80%	0.15%	to	1.25%	0.58%	to	3.45%
*	2019		12	$14.49	to	$13.84	$176	1.97%	0.55%	to	1.40%	13.38%	to	25.48%
*	2018		11	$11.34	to	$11.03	$128	2.58%	0.75%	to	1.40%	0.89%	to	0.27%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Royce Small-Cap Total Return Fund - Service Class
	2022		—		$11.74		$4	0.00%		0.85%			-14.31%
	2021		1		$13.70		$9	0.00%		0.85%			24.43%
	2020		1		$11.01		$10	0.00%		0.85%			2.99%
	2019		1		$10.68		$6	0.00%		1.10%			21.78%
	2018		—		$8.77		$3	0.00%		1.10%			-12.21%
Ave Maria Rising Dividend Fund
	2022		418	$18.62	to	$16.99	$7,376	1.44%	0.30%	to	1.50%	-5.58%	to	-6.65%
*	2021		368	$19.72	to	$18.20	$6,903	0.95%	0.30%	to	1.50%	7.41%	to	23.47%
	2020		333	$15.78	to	$14.74	$5,036	1.08%	0.30%	to	1.50%	6.12%	to	4.84%
	2019		426	$14.87	to	$14.06	$6,122	1.23%	0.30%	to	1.50%	27.20%	to	25.76%
	2018		430	$11.71	to	$11.18	$4,894	1.40%	0.25%	to	1.50%	-5.03%	to	-6.29%
American Funds® SMALLCAP World Fund® - Class R-4
	2022		1,424	$25.10	to	$20.15	$28,169	0.00%	0.00%	to	1.50%	-29.89%	to	-30.92%
*	2021		1,590	$35.80	to	$29.17	$44,762	0.00%	0.00%	to	1.50%	10.29%	to	8.64%
*	2020		1,447	$32.46	to	$26.85	$37,661	0.00%	0.00%	to	1.50%	37.48%	to	35.40%
*	2019		1,401	$23.61	to	$19.83	$27,352	0.00%	0.00%	to	1.50%	30.80%	to	28.85%
*	2018		1,366	$18.05	to	$15.39	$20,382	0.00%	0.00%	to	1.50%	-9.70%	to	-11.04%
American Funds® SMALLCAP World Fund® - Class R-6
	2022		65		$7.15		$464	0.72%		0.12%			-29.76%
	2021	11/16/2021	9		$10.18		$95	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
T. Rowe Price Large-Cap Growth Fund - I Class
	2022		479	$23.57	to	$7.36	$3,834	0.00%	0.00%	to	0.12%	-35.18%	to	-35.33%
	2021		63	$36.36	to	$11.38	$1,210	0.00%	0.00%	to	0.16%	23.17%	to	-4.21%
	2020		2,150		$29.52		$63,468	0.00%		0.00%			39.57%
	2019		2,008		$21.15		$42,479	0.46%		0.00%			28.49%
	2018		1,833		$16.46		$30,175	0.29%		0.00%			4.31%
T. Rowe Price Mid-Cap Value Fund - R Class
	2022		7	$48.46	to	$37.90	$296	0.34%	0.00%	to	1.30%	-4.70%	to	-5.93%
	2021		6	$50.85	to	$40.29	$297	0.37%	0.00%	to	1.30%	23.87%	to	22.28%
*	2020		6	$41.05	to	$32.95	$239	0.43%	0.00%	to	1.30%	9.32%	to	7.93%
	2019		7	$37.55	to	$30.53	$227	0.39%	0.00%	to	1.30%	18.98%	to	17.42%
	2018		27	$31.56	to	$26.00	$788	0.42%	0.00%	to	1.30%	-11.07%	to	-12.22%
T. Rowe Price Value Fund - Advisor Class
	2022		20		$31.28		$627	1.16%		1.00%			-12.48%
	2021		21		$35.74		$754	0.49%		1.00%			28.28%
	2020		17		$27.86		$481	0.60%		1.00%			9.13%
	2019		20		$25.53		$512	1.54%		1.00%			24.60%
	2018		19		$20.49		$399	1.22%		1.00%			-10.56%
TCW Total Return Bond Fund - Class N
	2022		815	$9.97	to	$8.88	$7,477	2.63%	0.00%	to	1.50%	-16.78%	to	-18.08%
*	2021		859	$11.98	to	$10.84	$9,559	1.73%	0.00%	to	1.50%	-1.16%	to	-2.61%
*	2020		1,124	$12.12	to	$11.13	$12,825	2.55%	0.00%	to	1.50%	8.02%	to	6.41%
	2019		720	$11.22	to	$10.46	$7,674	4.03%	0.00%	to	1.50%	7.06%	to	5.44%
*	2018		614	$10.48	to	$9.92	$6,183	3.33%	0.00%	to	1.50%	0.48%	to	-1.00%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Templeton Foreign Fund - Class A
	2022		10	$20.39	to	$15.80	$178	1.15%	0.30%	to	1.65%	3.40%	to	-5.16%
*	2021		9	$20.84	to	$16.66	$171	2.64%	0.40%	to	1.65%	-2.53%	to	3.35%
*	2020		19	$20.60	to	$16.12	$360	1.40%	0.20%	to	1.65%	-0.68%	to	-2.13%
*	2019		18	$20.74	to	$16.47	$352	2.84%	0.20%	to	1.65%	12.23%	to	10.61%
*	2018		25	$18.48	to	$14.89	$423	2.43%	0.20%	to	1.65%	-15.15%	to	-16.40%
Templeton Global Bond Fund - Advisor Class
	2022		1,548	$10.17	to	$9.71	$15,037	5.20%	0.00%	to	0.45%	-5.92%	to	-6.36%
	2021		1,577	$10.81	to	$10.37	$16,354	5.34%	0.00%	to	0.45%	-4.76%	to	-5.12%
	2020		1,743	$11.35	to	$10.93	$19,065	4.68%	0.00%	to	0.45%	-4.22%	to	-4.62%
	2019		1,965	$11.85	to	$11.46	$22,530	6.20%	0.00%	to	0.45%	0.85%	to	0.44%
	2018		2,147	$11.75	to	$11.41	$24,501	6.51%	0.00%	to	0.45%	1.47%	to	0.97%
Templeton Global Bond Fund - Class A
	2022		3,240	$32.92	to	$16.28	$62,927	4.87%	0.00%	to	1.50%	-6.16%	to	-7.55%
*	2021		3,515	$35.08	to	$17.61	$72,608	5.09%	0.00%	to	1.50%	-5.06%	to	-6.48%
*	2020		3,889	$36.95	to	$18.83	$85,763	4.37%	0.00%	to	1.50%	-4.40%	to	-5.85%
*	2019		4,412	$38.65	to	$20.00	$103,155	5.83%	0.00%	to	1.50%	0.62%	to	-0.84%
*	2018		5,240	$38.41	to	$20.17	$118,332	6.18%	0.00%	to	1.50%	1.27%	to	-0.25%
Third Avenue Real Estate Value Fund - Institutional Class
	2022		6	$11.10	to	$10.09	$66	1.34%	0.15%	to	1.25%	-26.64%	to	-27.46%
*	2021		6	$15.13	to	$13.91	$83	0.00%	0.15%	to	1.25%	30.43%	to	28.92%
*	2020		5	$11.60	to	$10.79	$57	1.79%	0.15%	to	1.25%	-11.85%	to	-9.33%
*	2019		5	$12.28	to	$11.80	$55	2.06%	0.70%	to	1.40%	20.27%	to	7.37%
*	2018		4	$10.23	to	$9.95	$42	1.67%	0.65%	to	1.25%	-16.83%	to	-20.91%
Touchstone Small Company Fund - Class R6
	2022		49		$9.05		$448	0.00%		0.12%			-14.46%
	2021	11/19/2021	18		$10.58		$194	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Touchstone Value Fund - Institutional Class
	2022		4		$19.42		$77	2.17%		0.00%			-2.56%
	2021		1		$19.93		$15	0.70%		0.00%			25.11%
	2020		1,217		$15.93		$19,391	1.67%		0.00%			3.58%
	2019		1,122		$15.38		$17,249	1.89%		0.00%			25.96%
	2018		985		$12.21		$12,022	2.08%		0.00%			-5.35%
USAA Intermediate-Term Bond Fund - Class A Shares
	2022	01/04/2022	—		$8.69		$2	(e)		1.25%			(e)
	2021		(e)		(e)		(e)	(e)		(e)			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
USAA Precious Metals and Minerals Fund - Class A Shares
	2022		1,272	$16.07	to	$15.75	$20,299	0.81%	0.12%	to	1.50%	-12.33%	to	-13.27%
*	2021		1,154	$18.55	to	$18.16	$21,114	0.68%	0.15%	to	1.50%	-10.43%	to	-11.63%
	2020	06/29/2020	1,069	$20.71	to	$20.55	$22,035	(c)	0.15%	to	1.50%		(c)
	2019		(c)		(c)		(c)	(c)		(c)			(c)
	2018		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Vanguard® Total Bond Market Index Fund - Admiral™ Shares
	2022		25		$9.39		$232	2.20%		1.00%			-14.01%
	2021		12		$10.92		$132	2.30%		1.00%			-2.67%
	2020		11		$11.22		$129	3.50%		1.00%			6.65%
	2019	07/19/2019	15		$10.52		$157	(b)		1.00%			(b)
	2018		(b)		(b)		(b)	(b)		(b)			(b)
Vanguard® Explorer™ Fund - Admiral™ Shares
	2022		45		$8.18		$369	1.04%		0.12%			-23.26%
	2021	11/17/2021	2		$10.66		$17	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Vanguard® Equity Income Fund - Admiral™ Shares
	2022		231		$10.62		$2,458	3.56%		0.12%			-0.19%
	2021	11/17/2021	27		$10.64		$291	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Vanguard® Federal Money Market Fund - Investor Shares
	2022		90		$10.13		$915	2.12%		0.12%			1.40%
	2021	11/18/2021	3		$9.99		$30	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Vanguard® Total International Stock Index Fund - Admiral™ Shares
	2022		72	$8.63	to	$10.54	$660	3.81%	0.12%	to	1.00%	-16.13%	to	-16.88%
	2021		20	$10.29	to	$12.68	$233	2.50%	0.16%	to	1.00%	0.29%	to	7.55%
	2020		7		$11.79		$87	3.92%		1.00%			10.19%
	2019	07/19/2019	1		$10.70		$15	(b)		1.00%			(b)
	2018		(b)		(b)		(b)	(b)		(b)			(b)
Vanguard® International Value Fund - Investor Shares
	2022		85		$8.38		$709	4.94%		0.12%			-11.79%
	2021	11/17/2021	6		$9.50		$61	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Vanguard® Variable Insurance Fund - Diversified Value Portfolio
	2022		3	$36.96	to	$29.82	$116	0.71%	0.85%	to	2.00%	8.29%	to	-13.24%
	2021		4	$42.48	to	$34.37	$164	1.38%	0.80%	to	2.00%	6.31%	to	27.91%
	2020		4	$32.55	to	$26.87	$125	2.53%	0.85%	to	2.00%	20.78%	to	9.54%
	2019		4	$28.91	to	$24.53	$112	3.57%	0.95%	to	2.00%	24.50%	to	23.20%
	2018		5	$23.22	to	$19.91	$112	2.59%	0.95%	to	2.00%	-10.00%	to	-10.92%
Vanguard® Variable Insurance Fund - Equity Income Portfolio
	2022		4	$41.89	to	$35.41	$147	2.76%	1.10%	to	2.00%	-1.74%	to	-2.64%
	2021		3	$42.63	to	$36.37	$143	2.35%	1.10%	to	2.00%	23.96%	to	22.87%
	2020		6	$34.39	to	$29.60	$198	2.64%	1.10%	to	2.00%	2.11%	to	1.20%
	2019		5	$33.68	to	$29.25	$181	2.86%	1.10%	to	2.00%	23.05%	to	21.98%
	2018		6	$27.37	to	$23.98	$169	2.24%	1.10%	to	2.00%	-7.00%	to	-7.84%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Vanguard® Variable Insurance Fund - Small Company Growth Portfolio
	2022		2	$39.37	to	$31.77	$64	0.00%	0.85%	to	2.00%	6.52%	to	-26.83%
	2021		2	$53.67	to	$43.42	$88	0.00%	0.80%	to	2.00%	0.02%	to	11.96%
	2020		2	$46.97	to	$38.78	$72	0.00%	0.85%	to	2.00%	28.05%	to	20.73%
	2019		1	$37.86	to	$32.12	$56	0.00%	0.95%	to	2.00%	26.92%	to	25.57%
	2018		2	$29.83	to	$25.58	$47	0.00%	0.95%	to	2.00%	-8.16%	to	-9.10%
Vanguard® FTSE Social Index Fund - Institutional Shares
	2022		334		$8.78		$2,931	2.03%		0.12%			-24.25%
	2021	11/16/2021	11		$11.59		$125	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Victory Integrity Small-Cap Value Fund - Class Y
	2022		3	$17.66	to	$15.85	$43	0.00%	0.00%	to	1.25%	-7.64%	to	-8.80%
*	2021		2	$19.12	to	$17.38	$44	0.00%	0.00%	to	1.25%	33.61%	to	31.97%
	2020		3	$14.31	to	$13.17	$35	0.00%	0.00%	to	1.25%	1.20%	to	-0.08%
	2019		22	$14.14	to	$13.18	$289	0.28%	0.00%	to	1.25%	23.06%	to	21.59%
*	2018		39	$11.49	to	$10.77	$435	0.52%	0.00%	to	1.40%	-22.94%	to	-19.69%
Victory Sycamore Established Value Fund - Class A
	2022		735	$20.26	to	$19.89	$14,486	1.27%	0.12%	to	1.20%	-3.25%	to	-3.96%
*	2021		617	$20.94	to	$20.71	$12,643	1.60%	0.55%	to	1.20%	30.30%	to	29.92%
*	2020		497	$13.45	to	$15.94	$7,864	1.12%	0.75%	to	1.20%	7.00%	to	6.48%
*	2019		446	$12.57	to	$14.97	$6,605	1.14%	0.75%	to	1.20%	27.36%	to	26.86%
*	2018		366	$9.87	to	$11.80	$4,299	1.05%	0.75%	to	1.20%	-10.84%	to	-11.34%
Victory Sycamore Established Value Fund - Class R6
	2022		86		$10.15		$874	2.27%		0.12%			-2.68%
	2021	11/24/2021	1		$10.43		$7	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Victory Sycamore Small Company Opportunity Fund - Class R
	2022		—	$37.54	to	$34.08	$12	0.00%	0.50%	to	1.25%	-7.54%	to	-1.19%
	2021		—	$40.60	to	$38.03	$12	0.00%	0.50%	to	1.05%	24.31%	to	23.63%
	2020		—	$32.66	to	$30.76	$9	0.00%	0.50%	to	1.05%	36.71%	to	3.12%
	2019		—	$31.19	to	$29.83	$8	0.00%	0.60%	to	1.05%	25.51%	to	24.97%
	2018		—	$24.85	to	$23.87	$8	0.00%	0.60%	to	1.05%	-9.31%	to	-9.75%
Virtus NFJ Dividend Value Fund - Class A
	2022		4		$29.82		$127	1.75%		1.00%			-14.56%
	2021		6	$35.79	to	$34.90	$215	1.52%	0.80%	to	1.00%	10.46%	to	27.23%
	2020		6	$28.73	to	$27.43	$179	1.42%	0.60%	to	1.00%	11.79%	to	-3.45%
	2019		9	$29.33	to	$28.41	$244	1.85%	0.70%	to	1.00%	23.76%	to	23.41%
	2018		13	$23.70	to	$23.02	$297	1.91%	0.70%	to	1.00%	-10.73%	to	-11.02%
Virtus NFJ Large-Cap Value Fund - Institutional Class
	2022		—		$20.24		$5	0.00%		0.80%			-15.31%
	2021		—		$23.90		$6	0.00%		0.80%			25.53%
	2020		—		$19.04		$8	0.00%		0.80%			1.49%
	2019		—		$18.76		$8	0.00%		0.80%			23.99%
	2018		—		$15.13		$6	0.00%		0.80%			-10.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Virtus NFJ Small-Cap Value Fund - Class A
	2022		—	$29.31	to	$28.22	$7	0.00%	1.00%	to	1.20%	-17.06%	to	-17.24%
*	2021		—	$37.29	to	$34.10	$11	0.00%	0.70%	to	1.20%	23.35%	to	22.75%
	2020		1	$31.53	to	$26.63	$23	0.00%	0.45%	to	1.45%	19.21%	to	-5.97%
	2019		1	$31.91	to	$28.32	$29	0.00%	0.70%	to	1.45%	23.40%	to	22.49%
	2018		9	$26.44	to	$23.12	$240	2.88%	0.55%	to	1.45%	-19.76%	to	-20.47%
Voya Balanced Portfolio - Class I
	2022		4,541	$19.39	to	$31.36	$174,594	1.67%	0.00%	to	1.50%	-17.24%	to	-18.48%
*	2021		4,852	$23.43	to	$38.47	$231,526	1.68%	0.00%	to	1.50%	15.93%	to	14.19%
*	2020		5,295	$20.21	to	$19.24	$220,908	2.25%	0.00%	to	1.95%	10.86%	to	8.64%
*	2019		5,828	$18.23	to	$17.71	$221,428	2.44%	0.00%	to	1.95%	19.07%	to	16.82%
*	2018		6,211	$49.51	to	$15.16	$208,684	2.30%	0.00%	to	1.95%	-6.83%	to	-8.67%
Voya Large Cap Value Fund - Class A
	2022		2	$23.55	to	$20.80	$51	1.85%	0.20%	to	1.45%	-3.92%	to	-5.15%
*	2021		2	$24.51	to	$21.93	$57	1.61%	0.20%	to	1.45%	7.45%	to	7.71%
*	2020		4	$19.22	to	$17.97	$67	1.60%	0.35%	to	1.20%	5.26%	to	4.36%
*	2019		3	$18.26	to	$17.22	$58	1.69%	0.35%	to	1.20%	9.60%	to	23.09%
	2018		4	$14.63	to	$13.99	$60	1.05%	0.45%	to	1.20%	-8.56%	to	-9.27%
Voya Large-Cap Growth Fund - Class R6
	2022		84		$8.08		$676	0.00%		0.12%			-30.46%
	2021	11/17/2021	38		$11.62		$441	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Floating Rate Fund - Class A
	2022		73	$10.46	to	$10.26	$747	5.26%	0.12%	to	1.20%	-5.51%	to	-6.30%
	2021		64	$11.07	to	$10.95	$698	3.42%	0.55%	to	1.20%	3.17%	to	2.91%
	2020		55	$10.73	to	$10.64	$589	1.63%	0.95%	to	1.20%	-2.90%	to	-3.18%
*	2019		335	$10.58	to	$10.99	$3,571	5.33%	0.75%	to	1.20%	5.59%	to	5.17%
*	2018		229	$10.02	to	$10.45	$2,318	4.21%	0.75%	to	1.20%	-0.99%	to	-1.42%
Voya GNMA Income Fund - Class A
	2022		304	$9.29	to	$11.97	$3,421	2.02%	0.12%	to	1.55%	-11.02%	to	-11.99%
*	2021		291	$19.83	to	$13.60	$3,701	1.35%	0.25%	to	1.55%	-1.15%	to	-2.44%
*	2020		285	$20.06	to	$13.94	$3,729	2.42%	0.25%	to	1.55%	3.51%	to	2.20%
*	2019		192	$19.38	to	$13.64	$2,472	2.79%	0.25%	to	1.55%	4.93%	to	3.57%
*	2018		197	$16.11	to	$13.17	$2,539	2.39%	0.20%	to	1.55%	1.83%	to	-0.68%
Voya Intermediate Bond Fund - Class A
	2022		29	$17.31	to	$12.91	$432	2.44%	0.00%	to	1.55%	-14.48%	to	-15.79%
*	2021		26	$20.24	to	$15.33	$469	2.33%	0.00%	to	1.55%	-1.32%	to	-2.91%
*	2020		44	$20.51	to	$15.79	$818	2.99%	0.00%	to	1.55%	7.72%	to	6.12%
	2019		49	$19.04	to	$14.88	$856	3.19%	0.00%	to	1.55%	9.55%	to	7.83%
	2018		52	$17.38	to	$13.80	$836	2.91%	0.00%	to	1.55%	-0.63%	to	-2.13%
Voya Intermediate Bond Fund - Class R6
	2022		531		$8.64		$4,587	3.86%		0.12%			-14.29%
	2021	11/17/2021	23		$10.08		$232	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Government Money Market Portfolio - Class I
	2022		22,267	$15.51	to	$8.96	$306,354	1.41%	0.00%	to	1.80%	1.37%	to	-0.44%
*	2021		21,066	$15.30	to	$9.00	$287,347	0.00%	0.00%	to	1.80%	0.13%	to	-1.64%
*	2020		23,836	$15.28	to	$9.15	$334,139	0.22%	0.00%	to	1.80%	0.26%	to	-1.51%
*	2019		17,995	$15.24	to	$9.29	$248,617	1.85%	0.00%	to	1.80%	1.94%	to	0.11%
*	2018		16,792	$17.46	to	$9.28	$237,575	1.47%	0.00%	to	1.80%	1.57%	to	0.00%
Voya Intermediate Bond Portfolio - Class I
	2022		13,229	$26.57	to	$12.70	$338,360	2.68%	0.00%	to	1.95%	-14.43%	to	-16.12%
*	2021		14,835	$31.05	to	$15.14	$443,284	2.99%	0.00%	to	1.95%	-0.86%	to	-2.82%
*	2020		16,006	$31.32	to	$15.58	$485,083	3.50%	0.00%	to	1.95%	7.78%	to	5.77%
*	2019		14,803	$29.06	to	$14.73	$425,547	3.36%	0.00%	to	1.95%	9.87%	to	7.68%
*	2018		14,410	$34.37	to	$13.68	$404,454	3.62%	0.00%	to	1.95%	-0.52%	to	-2.49%
Voya Intermediate Bond Portfolio - Class S
	2022		104		$14.99		$1,558	2.44%		0.35%			-14.97%
	2021		112		$17.63		$1,966	2.74%		0.35%			-1.40%
	2020		118		$17.88		$2,118	3.16%		0.35%			7.19%
	2019		131		$16.68		$2,191	3.12%		0.35%			9.16%
	2018		138		$15.28		$2,103	3.42%		0.35%			-1.16%
Voya Global Perspectives® Portfolio - Class I
	2022		365	$12.45	to	$11.90	$4,378	3.16%	0.12%	to	1.50%	-17.82%	to	-18.72%
*	2021		373	$16.11	to	$14.64	$5,511	3.60%	0.25%	to	1.50%	5.85%	to	4.50%
*	2020		351	$15.22	to	$14.01	$4,981	2.65%	0.25%	to	1.50%	10.61%	to	14.37%
*	2019		194	$10.77	to	$12.25	$2,415	3.53%	0.35%	to	1.50%	4.66%	to	16.56%
*	2018		181	$11.06	to	$10.51	$1,944	3.05%	0.40%	to	1.50%	-7.53%	to	-8.53%
Voya High Yield Portfolio - Adviser Class
	2022		1		$14.44		$21	4.44%		0.35%			-13.12%
	2021		1		$16.62		$24	4.26%		0.35%			4.27%
	2020		1		$15.94		$23	3.92%		0.35%			4.94%
	2019		2		$15.19		$28	2.90%		0.35%			14.38%
	2018		3		$13.28		$41	5.00%		0.35%			-3.84%
Voya High Yield Portfolio - Institutional Class
	2022		6,645	$14.79	to	$9.61	$89,641	5.49%	0.00%	to	1.95%	-12.28%	to	-13.97%
*	2021		7,057	$16.86	to	$11.17	$109,424	5.36%	0.00%	to	1.95%	5.31%	to	3.14%
*	2020		6,819	$16.01	to	$10.83	$101,601	5.26%	0.00%	to	1.95%	6.03%	to	3.93%
*	2019		7,396	$15.10	to	$10.42	$105,196	4.72%	0.00%	to	1.95%	3.35%	to	2.66%
*	2018		2,437	$13.09	to	$19.09	$35,318	6.01%	0.00%	to	1.20%	-2.97%	to	-4.12%
Voya Large Cap Growth Portfolio - Adviser Class
	2022		2		$33.44		$69	0.00%		0.35%			-31.21%
	2021		2		$48.61		$105	0.00%		0.35%			18.47%
	2020		2		$41.03		$96	0.00%		0.35%			29.64%
	2019		3		$31.65		$83	0.00%		0.35%			31.44%
	2018		3		$24.08		$78	0.00%		0.35%			-2.39%
Voya Large Cap Growth Portfolio - Institutional Class
	2022		15,432	$37.46	to	$31.21	$496,690	0.00%	0.00%	to	1.50%	-30.49%	to	-31.54%
*	2021		16,448	$53.89	to	$45.59	$766,461	0.00%	0.00%	to	1.50%	19.54%	to	17.77%
*	2020		17,954	$45.08	to	$38.71	$708,598	0.47%	0.00%	to	1.50%	30.89%	to	28.95%
*	2019		19,621	$34.44	to	$30.02	$598,514	0.67%	0.00%	to	1.50%	32.77%	to	30.75%
*	2018		20,013	$25.94	to	$22.96	$483,586	0.67%	0.00%	to	1.50%	-1.48%	to	-2.96%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Large Cap Growth Portfolio - Service Class
	2022		163	$54.58	to	$34.59	$5,842	0.00%	0.00%	to	1.50%	-30.66%	to	-31.69%
*	2021		163	$78.71	to	$50.64	$8,582	0.00%	0.00%	to	1.50%	19.28%	to	17.49%
*	2020		168	$65.99	to	$43.10	$7,438	0.24%	0.00%	to	1.50%	30.60%	to	28.66%
*	2019		175	$50.53	to	$33.50	$5,930	0.26%	0.00%	to	1.50%	32.42%	to	30.45%
*	2018		460	$38.16	to	$25.68	$12,694	0.41%	0.00%	to	1.50%	-1.75%	to	-3.24%
Voya Large Cap Value Portfolio - Adviser Class
	2022		1		$19.88		$13	0.00%		0.35%			-4.19%
	2021		1		$20.75		$16	0.00%		0.35%			25.76%
	2020		1		$16.50		$15	0.00%		0.35%			5.23%
	2019		1		$15.68		$16	0.00%		0.35%			24.05%
	2018		1		$12.64		$15	0.00%		0.35%			-8.67%
Voya Large Cap Value Portfolio - Institutional Class
	2022		13,049	$28.86	to	$20.16	$307,780	1.47%	0.00%	to	1.95%	-3.22%	to	-5.08%
*	2021		13,521	$29.82	to	$21.24	$332,731	2.51%	0.00%	to	1.95%	27.00%	to	24.50%
*	2020		14,499	$23.48	to	$17.06	$283,899	2.00%	0.00%	to	1.95%	6.29%	to	4.22%
*	2019		16,308	$22.09	to	$16.37	$303,689	2.12%	0.00%	to	1.95%	25.08%	to	22.71%
	2018		17,753	$17.66	to	$13.34	$267,860	2.01%	0.00%	to	1.95%	-7.78%	to	-9.62%
Voya Large Cap Value Portfolio - Service Class
	2022		50	$22.29	to	$19.77	$1,068	1.48%	0.15%	to	1.40%	-3.59%	to	-4.81%
*	2021		49	$23.12	to	$20.77	$1,092	1.98%	0.15%	to	1.40%	4.95%	to	24.89%
*	2020		72	$18.07	to	$16.63	$1,338	1.95%	0.30%	to	1.40%	5.61%	to	4.53%
*	2019		69	$17.33	to	$15.91	$1,231	1.86%	0.10%	to	1.40%	24.59%	to	23.05%
*	2018		85	$16.36	to	$12.93	$1,241	1.70%	0.10%	to	1.40%	-11.62%	to	-9.33%
Voya Limited Maturity Bond Portfolio - Adviser Class
	2022		—		$10.09		$5	0.00%		0.35%			-5.61%
	2021		1		$10.69		$5	0.00%		0.35%			-0.93%
	2020		—		$10.79		$5	0.00%		0.35%			2.57%
	2019		—		$10.52		$5	0.00%		0.35%			3.24%
	2018		1		$10.19		$15	0.00%		0.35%			0.39%
Voya U.S. Stock Index Portfolio - Institutional Class
	2022		2,161	$47.96	to	$36.93	$40,543	1.20%	0.00%	to	1.40%	-18.35%	to	-19.47%
*	2021		2,505	$58.74	to	$45.86	$55,672	1.16%	0.00%	to	1.40%	28.37%	to	26.58%
*	2020		2,421	$45.76	to	$36.23	$42,300	1.80%	0.00%	to	1.40%	18.12%	to	16.46%
*	2019		2,540	$38.74	to	$31.11	$39,309	1.71%	0.00%	to	1.40%	31.14%	to	29.30%
*	2018		1,301	$29.54	to	$24.06	$28,279	1.86%	0.00%	to	1.40%	-4.65%	to	-5.94%
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
	2022		1		$10.88		$8	0.00%		0.35%			-13.65%
	2021		1		$12.60		$11	0.00%		0.35%			4.13%
	2020		1		$12.10		$11	0.00%		0.35%			10.20%
	2019		1		$10.98		$12	0.00%		0.35%			7.23%
	2018		2		$10.24		$20	0.00%		0.35%			-2.75%
VY® CBRE Global Real Estate Portfolio - Institutional Class
	2022		3,767	$17.93	to	$14.45	$57,439	3.15%	0.00%	to	1.50%	-24.95%	to	-26.09%
*	2021		3,671	$23.89	to	$19.55	$76,166	2.91%	0.00%	to	1.50%	34.52%	to	32.45%
*	2020		3,894	$17.76	to	$14.76	$60,878	5.33%	0.00%	to	1.50%	-4.87%	to	-6.23%
*	2019		4,491	$18.67	to	$15.74	$74,592	2.97%	0.00%	to	1.50%	24.80%	to	22.87%
	2018		4,693	$14.96	to	$12.81	$64,343	5.37%	0.00%	to	1.50%	-8.56%	to	-9.92%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® CBRE Real Estate Portfolio - Adviser Class
	2022		2		$19.20		$39	2.15%		0.35%			-27.66%
	2021		2		$26.54		$54	2.22%		0.35%			50.97%
	2020		2		$17.58		$36	2.50%		0.35%			-7.23%
	2019		2		$18.95		$44	2.53%		0.35%			27.27%
	2018		2		$14.89		$35	2.60%		0.35%			-8.31%
VY® CBRE Real Estate Portfolio - Institutional Class
	2022		43	$22.49	to	$18.98	$958	1.74%	0.95%	to	1.95%	-27.66%	to	-28.43%
	2021		51	$31.09	to	$26.52	$1,577	1.84%	0.95%	to	1.95%	50.92%	to	49.41%
	2020		60	$20.60	to	$17.75	$1,243	2.43%	0.95%	to	1.95%	-7.21%	to	-8.13%
	2019		70	$22.20	to	$19.32	$1,556	2.42%	0.95%	to	1.95%	27.22%	to	25.95%
	2018		81	$17.45	to	$15.34	$1,419	2.96%	0.95%	to	1.95%	-8.30%	to	-9.23%
VY® CBRE Real Estate Portfolio - Service Class
	2022		1,507	$25.29	to	$19.69	$32,762	1.54%	0.00%	to	1.50%	-27.14%	to	-28.22%
*	2021		1,623	$34.71	to	$27.43	$48,724	1.70%	0.00%	to	1.50%	51.97%	to	49.65%
*	2020		1,777	$22.84	to	$18.33	$35,429	2.17%	0.00%	to	1.50%	-6.55%	to	-7.89%
*	2019		2,072	$24.44	to	$19.90	$44,624	2.14%	0.00%	to	1.50%	28.16%	to	26.19%
*	2018		2,224	$19.07	to	$15.77	$37,743	2.60%	0.00%	to	1.50%	-7.65%	to	-9.00%
VY® Invesco Growth and Income Portfolio - Institutional Class
	2022		1,524	$28.00	to	$26.73	$40,754	1.58%	0.00%	to	0.45%	-5.60%	to	-6.01%
	2021		1,398	$29.66	to	$28.44	$39,757	1.65%	0.00%	to	0.45%	29.18%	to	28.63%
	2020		1,355	$22.96	to	$22.11	$29,975	2.18%	0.00%	to	0.45%	3.24%	to	2.74%
	2019		1,348	$22.24	to	$21.52	$29,008	2.77%	0.00%	to	0.45%	24.94%	to	24.47%
	2018		1,580	$17.80	to	$17.29	$27,328	1.75%	0.00%	to	0.45%	-13.30%	to	-13.72%
VY® Invesco Growth and Income Portfolio - Service Class
	2022		965	$36.95	to	$28.34	$30,317	1.29%	0.00%	to	1.50%	-5.84%	to	-7.23%
*	2021		962	$39.24	to	$30.55	$32,305	1.37%	0.00%	to	1.50%	28.95%	to	27.03%
*	2020		982	$30.43	to	$24.05	$25,845	1.84%	0.00%	to	1.50%	2.91%	to	1.35%
*	2019		1,092	$29.57	to	$23.73	$28,186	2.43%	0.00%	to	1.50%	24.72%	to	22.89%
*	2018		1,248	$23.71	to	$19.31	$26,073	1.47%	0.00%	to	1.50%	-13.59%	to	-14.86%
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
	2022		2		$22.37		$37	0.00%		0.35%			-26.61%
	2021		3		$30.48		$93	0.00%		0.35%			-10.67%
	2020		4		$34.12		$128	0.00%		0.35%			32.45%
	2019		7		$25.76		$190	0.00%		0.35%			30.83%
	2018		8		$19.69		$151	0.57%		0.35%			-17.37%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
	2022		501	$23.18	to	$22.75	$11,413	0.00%	0.12%	to	1.20%	-26.23%	to	-26.78%
	2021		514	$31.42	to	$31.07	$15,994	0.00%	0.55%	to	1.20%	-10.66%	to	-10.92%
	2020		527	$35.17	to	$34.88	$18,412	0.51%	0.95%	to	1.20%	32.52%	to	32.12%
	2019		541	$26.54	to	$26.40	$14,297	0.14%	0.95%	to	1.20%	30.87%	to	30.56%
	2018		561	$20.28	to	$20.22	$11,355	0.90%	0.95%	to	1.20%	-17.39%	to	-17.57%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
	2022		733	$31.31	to	$24.01	$19,006	0.00%	0.00%	to	1.50%	-26.10%	to	-27.22%
*	2021		749	$42.37	to	$32.99	$26,401	0.00%	0.00%	to	1.50%	-10.04%	to	-11.36%
*	2020		840	$47.10	to	$37.22	$32,983	0.31%	0.00%	to	1.50%	33.39%	to	31.38%
*	2019		875	$35.31	to	$28.33	$26,095	0.01%	0.00%	to	1.50%	31.70%	to	29.78%
*	2018		890	$26.81	to	$21.83	$20,389	0.62%	0.00%	to	1.50%	-16.74%	to	-18.02%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
	2022		—		$26.02		$3	0.00%		0.35%			-18.38%
	2021		—		$31.88		$3	0.00%		0.35%			17.55%
	2020		—		$27.12		$3	0.00%		0.35%			15.40%
	2019		—		$23.50		$3	0.00%		0.35%			25.53%
	2018		1		$18.72		$24	0.00%		0.35%			-11.15%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
	2022		1,995	$28.37	to	$27.08	$54,029	0.01%	0.00%	to	0.45%	-17.55%	to	-17.94%
	2021		2,043	$34.41	to	$33.00	$67,421	0.40%	0.00%	to	0.45%	18.70%	to	18.19%
	2020		2,040	$28.99	to	$27.92	$56,972	0.00%	0.00%	to	0.45%	16.52%	to	16.00%
	2019		2,106	$24.88	to	$24.07	$50,704	1.19%	0.00%	to	0.45%	26.74%	to	26.22%
	2018		2,187	$19.63	to	$19.07	$41,715	0.66%	0.00%	to	0.45%	-10.32%	to	-10.76%
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
	2022		971	$45.08	to	$34.58	$36,831	0.00%	0.00%	to	1.50%	-17.77%	to	-18.98%
*	2021		994	$54.82	to	$42.68	$46,109	0.19%	0.00%	to	1.50%	18.33%	to	16.55%
*	2020		1,044	$46.33	to	$36.62	$41,406	0.00%	0.00%	to	1.50%	16.29%	to	14.58%
*	2019		1,134	$39.84	to	$30.66	$39,048	0.68%	0.00%	to	1.60%	26.40%	to	10.13%
*	2018		1,109	$31.52	to	$24.54	$30,497	0.40%	0.00%	to	1.65%	-10.53%	to	-11.98%
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
	2022		14		$28.12		$387	0.94%		0.35%			-12.78%
	2021		14		$32.24		$460	0.43%		0.35%			17.54%
	2020		17		$27.43		$471	1.20%		0.35%			17.12%
	2019		16		$23.42		$363	1.21%		0.35%			23.59%
	2018		16		$18.95		$298	1.54%		0.35%			-0.26%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6
	2022		172		$9.61		$1,653	2.67%		0.12%			-12.08%
	2021	11/17/2021	27		$10.93		$293	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
	2022		18,988	$29.31	to	$27.98	$531,264	1.49%	0.00%	to	0.45%	-11.96%	to	-12.34%
	2021		18,868	$33.29	to	$31.92	$602,323	1.09%	0.00%	to	0.45%	18.68%	to	18.13%
	2020		18,429	$28.05	to	$27.02	$497,984	1.50%	0.00%	to	0.45%	18.25%	to	17.73%
	2019		18,802	$23.72	to	$22.95	$431,537	1.83%	0.00%	to	0.45%	24.71%	to	24.19%
	2018		17,670	$19.02	to	$18.48	$326,569	2.53%	0.00%	to	0.45%	0.74%	to	0.27%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
	2022		30,143	$47.07	to	$35.16	$1,113,457	1.22%	0.00%	to	1.65%	-12.18%	to	-13.63%
*	2021		30,961	$53.60	to	$40.71	$1,315,586	0.80%	0.00%	to	1.65%	18.40%	to	1.32%
*	2020		32,116	$45.27	to	$35.78	$1,169,756	1.25%	0.00%	to	1.50%	17.98%	to	16.21%
*	2019		32,781	$38.37	to	$30.79	$1,030,790	1.54%	0.00%	to	1.50%	24.34%	to	22.52%
*	2018		31,213	$30.86	to	$25.13	$806,219	2.19%	0.00%	to	1.50%	0.52%	to	-1.02%
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
	2022		20		$30.00		$590	1.48%		0.35%			-4.18%
	2021		24		$31.31		$757	1.20%		0.35%			24.54%
	2020		30		$25.14		$746	3.55%		0.35%			0.28%
	2019		38		$25.07		$942	2.29%		0.35%			25.48%
	2018		40		$19.98		$803	1.76%		0.35%			-10.00%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® T. Rowe Price Equity Income Portfolio - Service Class
	2022		3,415	$51.50	to	$28.37	$105,545	1.84%	0.00%	to	1.65%	-3.40%	to	-4.99%
*	2021		3,556	$53.31	to	$29.86	$114,150	1.62%	0.00%	to	1.65%	25.26%	to	23.24%
*	2020		3,792	$42.56	to	$24.23	$97,378	3.50%	0.00%	to	1.65%	0.95%	to	-0.70%
*	2019		4,111	$42.16	to	$24.40	$105,540	2.52%	0.00%	to	1.65%	26.42%	to	24.30%
*	2018		3,572	$33.35	to	$19.63	$90,169	2.17%	0.00%	to	1.65%	-9.33%	to	-10.81%
Voya Multi-Manager International Small Cap Fund - Class A
	2022		3	$32.31	to	$26.24	$97	1.78%	0.00%	to	1.10%	-18.66%	to	-19.56%
*	2021		4	$39.72	to	$32.62	$128	1.01%	0.00%	to	1.10%	15.50%	to	14.26%
*	2020		9	$34.39	to	$28.55	$270	1.16%	0.00%	to	1.10%	15.36%	to	14.11%
*	2019		9	$29.81	to	$25.02	$247	1.97%	0.00%	to	1.10%	24.26%	to	8.74%
	2018		12	$23.99	to	$20.67	$260	1.23%	0.00%	to	1.00%	-22.06%	to	-22.82%
Voya Multi-Manager International Small Cap Fund - Class I
	2022		153	$14.48	to	$13.37	$2,120	2.14%	0.30%	to	1.50%	-18.65%	to	-19.65%
*	2021		138	$17.80	to	$16.64	$2,364	1.97%	0.30%	to	1.50%	15.51%	to	14.21%
	2020		107	$15.41	to	$14.57	$1,595	1.69%	0.30%	to	1.50%	15.43%	to	14.01%
	2019		105	$13.35	to	$12.78	$1,361	2.32%	0.30%	to	1.50%	24.30%	to	22.77%
*	2018		133	$10.73	to	$10.41	$1,402	1.70%	0.25%	to	1.50%	-22.02%	to	-22.95%
Voya Global Bond Portfolio - Adviser Class
	2022		8		$13.30		$106	2.54%		0.35%			-19.00%
	2021		8		$16.42		$130	2.15%		0.35%			-5.58%
	2020		9		$17.39		$149	2.65%		0.35%			8.21%
	2019		19		$16.07		$304	2.42%		0.35%			6.99%
	2018		18		$15.02		$275	3.32%		0.35%			-2.78%
Voya Global Bond Portfolio - Initial Class
	2022		3,948	$15.35	to	$10.93	$50,455	2.69%	0.00%	to	1.95%	-18.31%	to	-19.93%
*	2021		4,280	$18.79	to	$13.65	$67,239	2.93%	0.00%	to	1.95%	-4.81%	to	-6.63%
*	2020		4,334	$19.74	to	$14.62	$72,287	2.83%	0.00%	to	1.95%	9.24%	to	7.03%
*	2019		4,517	$18.07	to	$13.66	$69,980	2.87%	0.00%	to	1.95%	7.88%	to	5.81%
	2018		4,774	$16.96	to	$12.91	$70,474	3.78%	0.00%	to	1.95%	-1.97%	to	-3.94%
Voya Global Bond Portfolio - Service Class
	2022		32	$12.42	to	$11.33	$380	2.36%	0.25%	to	1.50%	-18.72%	to	-19.70%
*	2021		37	$15.28	to	$14.11	$552	2.49%	0.25%	to	1.50%	-5.27%	to	-6.43%
*	2020		42	$16.13	to	$15.08	$654	2.42%	0.25%	to	1.50%	8.62%	to	7.25%
*	2019		35	$14.85	to	$14.06	$503	2.56%	0.25%	to	1.50%	0.95%	to	6.03%
*	2018		27	$13.59	to	$13.26	$356	3.06%	0.40%	to	1.50%	-2.58%	to	-3.63%
Voya Index Solution 2025 Portfolio - Initial Class
	2022		262	$27.85	to	$23.36	$6,218	2.31%	0.00%	to	1.40%	-15.81%	to	-16.99%
*	2021		258	$33.08	to	$28.14	$7,315	2.19%	0.00%	to	1.40%	10.71%	to	9.15%
*	2020		269	$29.88	to	$25.78	$7,023	2.63%	0.00%	to	1.40%	13.05%	to	11.51%
*	2019		522	$26.43	to	$23.12	$12,222	1.77%	0.00%	to	1.40%	18.79%	to	17.12%
*	2018		545	$22.25	to	$19.74	$11,069	1.75%	0.00%	to	1.40%	-4.38%	to	-6.27%
Voya Index Solution 2025 Portfolio - Service Class
	2022		398	$21.79	to	$18.60	$9,611	1.94%	0.00%	to	1.25%	-16.10%	to	-17.15%
*	2021		384	$25.97	to	$22.45	$11,122	1.92%	0.00%	to	1.25%	2.08%	to	9.03%
*	2020		382	$23.52	to	$20.59	$10,089	1.83%	0.00%	to	1.25%	12.86%	to	11.42%
*	2019		259	$20.84	to	$18.48	$6,057	1.81%	0.00%	to	1.25%	18.41%	to	8.96%
*	2018		216	$17.60	to	$19.73	$4,318	1.55%	0.00%	to	1.10%	-5.17%	to	-6.23%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Index Solution 2025 Portfolio - Service Class 2
	2022		78	$21.52	to	$18.19	$1,586	1.82%	0.25%	to	1.55%	-16.39%	to	-17.51%
*	2021		81	$25.74	to	$22.05	$1,935	1.95%	0.25%	to	1.55%	8.02%	to	8.57%
*	2020		99	$23.54	to	$20.31	$2,167	1.69%	0.20%	to	1.55%	12.52%	to	9.61%
*	2019		95	$20.92	to	$18.40	$1,859	2.01%	0.20%	to	1.50%	17.99%	to	6.67%
	2018		150	$17.73	to	$15.72	$2,527	1.08%	0.20%	to	1.55%	-5.49%	to	-6.76%
Voya Index Solution 2030 Portfolio - Initial Class
	2022	08/02/2022	7	$8.85	to	$8.76	$64	(e)	0.75%	to	1.35%		(e)
	2021		(e)		(e)		(e)	(e)		(e)			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
Voya Index Solution 2030 Portfolio - Service Class
	2022	05/13/2022	—		$8.81		$4	(e)		0.80%			(e)
	2021		(e)		(e)		(e)	(e)		(e)			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
Voya Index Solution 2030 Portfolio - Service Class 2
	2022		5	$8.88	to	$8.73	$44	0.00%	0.00%	to	1.00%	-10.75%	to	-17.72%
	2021	12/22/2021	—		$10.61		$4	(d)		1.00%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Index Solution 2035 Portfolio - Initial Class
	2022		418	$32.16	to	$26.97	$11,721	1.88%	0.00%	to	1.40%	-17.75%	to	-18.91%
*	2021		392	$39.10	to	$33.26	$13,438	1.97%	0.00%	to	1.40%	14.16%	to	12.59%
*	2020		314	$34.25	to	$29.54	$9,524	2.77%	0.00%	to	1.40%	14.40%	to	12.79%
*	2019		699	$29.94	to	$26.19	$18,659	1.76%	0.00%	to	1.40%	22.60%	to	20.91%
*	2018		668	$24.42	to	$21.66	$14,903	1.58%	0.00%	to	1.40%	-6.79%	to	-8.18%
Voya Index Solution 2035 Portfolio - Service Class
	2022		313	$24.84	to	$21.21	$8,738	1.49%	0.00%	to	1.25%	-17.94%	to	-18.95%
*	2021		313	$30.27	to	$26.17	$10,742	1.74%	0.00%	to	1.25%	2.82%	to	12.46%
*	2020		284	$26.59	to	$23.27	$8,622	1.37%	0.00%	to	1.25%	14.12%	to	12.69%
*	2019		337	$23.30	to	$20.65	$8,925	1.65%	0.00%	to	1.25%	22.37%	to	20.83%
*	2018		281	$19.04	to	$17.09	$6,123	1.36%	0.00%	to	1.25%	-7.12%	to	-8.27%
Voya Index Solution 2035 Portfolio - Service Class 2
	2022		117	$25.36	to	$20.76	$2,739	1.33%	0.00%	to	1.55%	-18.09%	to	-19.38%
	2021		114	$30.96	to	$25.75	$3,260	1.75%	0.00%	to	1.55%	13.66%	to	0.94%
	2020		102	$27.24	to	$23.39	$2,571	1.50%	0.00%	to	1.40%	13.93%	to	12.34%
	2019		88	$23.91	to	$20.51	$1,970	1.55%	0.00%	to	1.55%	22.05%	to	20.22%
	2018		83	$19.59	to	$17.06	$1,514	0.93%	0.00%	to	1.55%	-7.11%	to	-8.57%
Voya Index Solution 2040 Portfolio - Initial Class
	2022		51	$8.83	to	$8.72	$446	0.00%	0.65%	to	1.35%	-18.54%	to	-19.18%
	2021	12/21/2021	1		$10.81		$15	(d)		1.05%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Index Solution 2040 Portfolio - Service Class
	2022	05/09/2022	1	$8.78	to	$8.76	$10	(e)	0.65%	to	0.80%		(e)
	2021		(e)		(e)		(e)	(e)		(e)			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
Voya Index Solution 2040 Portfolio - Service Class 2
	2022	06/21/2022	—		$8.74		$4	(e)		0.60%			(e)
	2021		(e)		(e)		(e)	(e)		(e)			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
Voya Index Solution 2045 Portfolio - Initial Class
	2022		286	$35.73	to	$29.96	$8,947	1.53%	0.00%	to	1.40%	-18.18%	to	-19.33%
*	2021		263	$43.67	to	$37.14	$10,133	1.67%	0.00%	to	1.40%	17.87%	to	16.21%
*	2020		219	$37.05	to	$31.96	$7,236	2.73%	0.00%	to	1.40%	15.78%	to	14.18%
*	2019		601	$32.00	to	$27.99	$17,160	1.60%	0.00%	to	1.40%	24.85%	to	23.14%
*	2018		595	$25.63	to	$22.73	$13,991	1.38%	0.00%	to	1.40%	-8.14%	to	-9.44%
Voya Index Solution 2045 Portfolio - Service Class
	2022		231	$27.20	to	$23.22	$7,196	1.14%	0.00%	to	1.25%	-18.42%	to	-19.43%
*	2021		228	$33.34	to	$28.82	$8,785	1.49%	0.00%	to	1.25%	3.80%	to	16.12%
*	2020		206	$28.36	to	$24.82	$6,804	1.38%	0.00%	to	1.25%	15.52%	to	14.06%
*	2019		179	$24.55	to	$21.76	$5,102	1.53%	0.00%	to	1.25%	24.56%	to	23.01%
*	2018		159	$19.71	to	$17.69	$3,653	1.23%	0.00%	to	1.25%	-8.45%	to	-9.61%
Voya Index Solution 2045 Portfolio - Service Class 2
	2022		127	$27.77	to	$22.73	$3,294	1.13%	0.00%	to	1.55%	-18.47%	to	-19.74%
*	2021		135	$34.06	to	$28.32	$4,329	1.48%	0.00%	to	1.55%	17.29%	to	15.45%
*	2020		123	$29.04	to	$24.53	$3,378	1.37%	0.00%	to	1.55%	15.33%	to	16.04%
*	2019		115	$25.18	to	$21.70	$2,745	1.52%	0.00%	to	1.50%	24.35%	to	10.43%
	2018		97	$20.25	to	$17.64	$1,856	0.78%	0.00%	to	1.55%	-8.50%	to	-9.91%
Voya Index Solution 2050 Portfolio - Initial Class
	2022		36	$8.95	to	$8.73	$318	0.63%	0.00%	to	1.40%	-18.26%	to	-19.46%
	2021	11/30/2021	—		$10.87		$1	(d)		0.95%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Index Solution 2050 Portfolio - Service Class
	2022	02/03/2022	1	$8.78	to	$8.69	$7	(e)	0.80%	to	1.25%		(e)
	2021		(e)		(e)		(e)	(e)		(e)			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
Voya Index Solution 2050 Portfolio - Service Class 2
	2022	06/17/2022	1	$8.86	to	$8.71	$13	(e)	0.00%	to	1.00%		(e)
	2021		(e)		(e)		(e)	(e)		(e)			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Index Solution 2055 Portfolio - Initial Class
	2022		171	$28.14	to	$23.57	$4,235	1.36%	0.00%	to	1.40%	-18.39%	to	-19.53%
	2021		141	$34.48	to	$29.29	$4,295	1.39%	0.00%	to	1.40%	17.96%	to	16.32%
*	2020		128	$29.23	to	$25.18	$3,342	2.78%	0.00%	to	1.40%	15.40%	to	13.83%
	2019		317	$25.33	to	$22.12	$7,159	1.38%	0.00%	to	1.40%	25.21%	to	23.44%
*	2018		277	$20.23	to	$17.92	$5,203	1.19%	0.00%	to	1.40%	-8.38%	to	-9.72%
Voya Index Solution 2055 Portfolio - Service Class
	2022		273	$27.28	to	$22.56	$6,691	0.98%	0.00%	to	1.50%	-18.57%	to	-19.77%
*	2021		237	$33.50	to	$28.12	$7,184	1.36%	0.00%	to	1.50%	17.67%	to	15.86%
*	2020		198	$28.47	to	$24.27	$5,148	1.38%	0.00%	to	1.50%	15.12%	to	13.41%
	2019		155	$24.73	to	$21.40	$3,535	1.21%	0.00%	to	1.50%	24.90%	to	23.06%
	2018		122	$19.80	to	$17.39	$2,235	1.03%	0.00%	to	1.50%	-8.63%	to	-10.04%
Voya Index Solution 2055 Portfolio - Service Class 2
	2022		106	$26.77	to	$22.00	$2,654	0.98%	0.00%	to	1.55%	-18.71%	to	-19.94%
*	2021		99	$32.93	to	$27.48	$3,060	1.35%	0.00%	to	1.55%	17.44%	to	15.61%
*	2020		86	$28.04	to	$23.77	$2,277	1.23%	0.00%	to	1.55%	14.97%	to	13.19%
	2019		70	$24.39	to	$21.00	$1,618	1.30%	0.00%	to	1.55%	24.69%	to	22.81%
	2018		62	$19.56	to	$17.10	$1,152	0.74%	0.00%	to	1.55%	-8.77%	to	-10.19%
Voya Index Solution 2060 Portfolio - Initial Class
	2022	01/14/2022	6	$8.92	to	$8.73	$49	(e)	0.00%	to	1.25%		(e)
	2021		(e)		(e)		(e)	(e)		(e)			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
Voya Index Solution 2060 Portfolio - Service Class
	2022	02/03/2022	4	$8.77	to	$8.70	$35	(e)	0.80%	to	1.25%		(e)
	2021		(e)		(e)		(e)	(e)		(e)			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
Voya Index Solution 2060 Portfolio - Service Class 2
	2022	08/10/2022	3	$8.86	to	$8.77	$23	(e)	0.00%	to	0.60%		(e)
	2021		(e)		(e)		(e)	(e)		(e)			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
Voya Index Solution 2065 Portfolio - Initial Class
	2022		15	$11.28	to	$10.88	$159	1.65%	0.00%	to	1.40%	-18.44%	to	-19.59%
*	2021		6	$13.83	to	$13.53	$83	2.30%	0.00%	to	1.40%	0.58%	to	15.25%
	2020	08/24/2020	—	$11.63	to	$11.60	$4	(c)	0.70%	to	1.25%		(c)
	2019		(c)		(c)		(c)	(c)		(c)			(c)
	2018		(c)		(c)		(c)	(c)		(c)			(c)
Voya Index Solution 2065 Portfolio - Service Class
	2022		9	$11.20	to	$10.85	$103	1.06%	0.00%	to	1.25%	1.73%	to	-19.69%
	2021		6	$13.64	to	$13.51	$86	2.11%	0.65%	to	1.25%	17.28%	to	0.30%
	2020	10/22/2020	1		$11.63		$9	(c)		0.65%			(c)
	2019		(c)		(c)		(c)	(c)		(c)			(c)
	2018		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Index Solution 2065 Portfolio - Service Class 2
	2022	03/01/2022	1	$11.17	to	$10.79	$15	(e)	0.00%	to	1.35%		(e)
	2021		(e)		(e)		(e)	(e)		(e)			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
Voya Index Solution Income Portfolio - Initial Class
	2022		43	$16.61	to	$17.08	$743	2.77%	0.30%	to	1.40%	-14.43%	to	-15.32%
*	2021		53	$23.71	to	$20.17	$1,063	1.78%	0.00%	to	1.40%	6.09%	to	4.62%
*	2020		56	$22.35	to	$19.28	$1,077	3.50%	0.00%	to	1.40%	11.30%	to	9.79%
*	2019		190	$20.08	to	$17.56	$3,374	2.05%	0.00%	to	1.40%	13.19%	to	11.56%
*	2018		230	$17.74	to	$15.74	$3,732	1.98%	0.00%	to	1.40%	-1.93%	to	-4.37%
Voya Index Solution Income Portfolio - Service Class
	2022		53	$16.71	to	$14.27	$916	2.61%	0.00%	to	1.25%	-14.35%	to	-15.36%
*	2021		57	$19.51	to	$16.86	$1,155	1.34%	0.00%	to	1.25%	1.14%	to	4.46%
*	2020		64	$18.44	to	$16.14	$1,234	1.62%	0.00%	to	1.25%	11.08%	to	9.72%
*	2019		64	$16.60	to	$14.71	$1,114	2.04%	0.00%	to	1.25%	12.85%	to	5.83%
*	2018		60	$14.71	to	$15.73	$948	2.37%	0.00%	to	1.10%	-3.22%	to	-4.26%
Voya Index Solution Income Portfolio - Service Class 2
	2022		28	$16.83	to	$14.05	$415	2.49%	0.00%	to	1.40%	-14.48%	to	-15.67%
*	2021		40	$19.68	to	$16.66	$711	1.61%	0.00%	to	1.40%	5.69%	to	4.26%
*	2020		46	$18.62	to	$15.98	$780	1.58%	0.00%	to	1.40%	10.77%	to	9.23%
	2019		48	$16.81	to	$14.56	$736	1.98%	0.00%	to	1.45%	12.74%	to	11.06%
	2018		71	$14.91	to	$12.99	$980	1.53%	0.00%	to	1.55%	-3.43%	to	-4.90%
Voya International High Dividend Low Volatility Portfolio - Adviser Class
	2022		9		$11.48		$98	4.35%		0.35%			-9.61%
	2021		14		$12.70		$178	2.31%		0.35%			11.11%
	2020		15		$11.43		$169	2.73%		0.35%			-1.55%
	2019		17		$11.61		$197	1.55%		0.35%			15.75%
	2018		19		$10.03		$190	1.87%		0.35%			-15.64%
Voya International High Dividend Low Volatility Portfolio - Initial Class
	2022		5,288	$13.01	to	$10.35	$59,547	4.48%	0.00%	to	1.50%	-8.89%	to	-10.31%
*	2021		5,517	$14.28	to	$11.54	$68,704	2.48%	0.00%	to	1.50%	12.09%	to	10.43%
*	2020		5,917	$12.74	to	$10.45	$66,331	3.33%	0.00%	to	1.50%	-0.70%	to	-2.15%
	2019		6,442	$12.83	to	$10.68	$73,467	2.15%	0.00%	to	1.50%	16.74%	to	14.96%
	2018		6,988	$10.99	to	$9.29	$69,069	2.19%	0.00%	to	1.50%	-14.94%	to	-16.23%
Voya International High Dividend Low Volatility Portfolio - Service Class
	2022		4	$14.29	to	$12.93	$58	5.08%	0.40%	to	1.00%	-9.44%	to	-9.96%
*	2021		4	$15.78	to	$14.36	$60	1.75%	0.40%	to	1.00%	0.83%	to	10.72%
*	2020		4	$13.96	to	$12.97	$54	3.54%	0.50%	to	1.00%	-1.41%	to	-1.97%
*	2019		4	$14.16	to	$13.05	$59	1.46%	0.50%	to	1.10%	5.20%	to	15.18%
*	2018		6	$13.03	to	$11.26	$78	1.46%	0.00%	to	1.15%	-12.61%	to	-16.16%
Voya Solution 2025 Portfolio - Adviser Class
	2022		11		$19.65		$217	3.89%		0.35%			-17.99%
	2021		12		$23.96		$297	2.74%		0.35%			10.01%
	2020		13		$21.78		$287	1.32%		0.35%			12.91%
	2019		24		$19.29		$468	1.95%		0.35%			17.41%
	2018		28		$16.43		$457	1.88%		0.35%			-6.33%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Solution 2025 Portfolio - Initial Class
	2022		1,068	$18.39	to	$13.48	$14,489	4.52%	0.00%	to	1.20%	-17.24%	to	-18.25%
*	2021		1,073	$22.22	to	$16.49	$17,671	2.93%	0.00%	to	1.20%	10.99%	to	9.64%
*	2020		988	$20.02	to	$15.04	$14,803	2.25%	0.00%	to	1.20%	13.81%	to	12.49%
*	2019		847	$17.59	to	$13.37	$11,199	2.58%	0.00%	to	1.20%	18.37%	to	16.97%
*	2018		760	$14.86	to	$11.43	$8,566	2.34%	0.00%	to	1.20%	-5.47%	to	-6.62%
Voya Solution 2025 Portfolio - Service Class
	2022		6,422	$23.33	to	$17.89	$123,714	4.02%	0.00%	to	1.50%	-17.45%	to	-18.72%
*	2021		6,795	$28.26	to	$22.01	$160,375	2.82%	0.00%	to	1.50%	10.65%	to	9.01%
*	2020		6,794	$25.54	to	$20.19	$146,667	1.99%	0.00%	to	1.50%	13.56%	to	11.86%
*	2019		7,022	$22.49	to	$18.05	$135,241	2.31%	0.00%	to	1.50%	18.12%	to	16.38%
*	2018		7,484	$19.04	to	$15.51	$124,074	2.03%	0.00%	to	1.50%	-5.74%	to	-7.13%
Voya Solution 2025 Portfolio - Service Class 2
	2022		218	$22.21	to	$18.18	$4,519	4.03%	0.00%	to	1.55%	-17.56%	to	-18.88%
*	2021		229	$26.94	to	$22.41	$5,812	2.91%	0.00%	to	1.55%	7.76%	to	8.84%
*	2020		241	$24.12	to	$20.59	$5,546	1.56%	0.10%	to	1.55%	13.29%	to	11.66%
	2019		332	$21.29	to	$18.44	$6,734	1.80%	0.10%	to	1.55%	17.82%	to	16.12%
*	2018		455	$18.23	to	$15.88	$7,854	1.68%	0.00%	to	1.55%	-7.51%	to	-7.35%
Voya Solution 2030 Portfolio - Initial Class
	2022	01/10/2022	76	$8.71	to	$8.08	$618	(e)	0.12%	to	1.20%		(e)
	2021		(e)		(e)		(e)	(e)		(e)			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution 2030 Portfolio - Service Class
	2022		232	$8.73	to	$8.55	$2,008	4.86%	0.30%	to	1.50%	-15.49%	to	-19.03%
	2021	11/22/2021	13	$10.68	to	$10.58	$134	(d)	0.50%	to	1.25%		(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution 2030 Portfolio - Service Class 2
	2022	08/26/2022	—	$8.70	to	$8.65	$1	(e)	0.30%	to	0.65%		(e)
	2021		(e)		(e)		(e)	(e)		(e)			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution 2035 Portfolio - Adviser Class
	2022		12		$21.68		$261	3.18%		0.35%			-19.10%
	2021		16		$26.80		$430	1.99%		0.35%			13.32%
	2020		16		$23.65		$376	1.65%		0.35%			13.81%
	2019		23		$20.78		$475	2.05%		0.35%			21.10%
	2018		23		$17.16		$401	1.63%		0.35%			-8.87%
Voya Solution 2035 Portfolio - Initial Class
	2022		1,015	$20.40	to	$14.44	$15,129	4.16%	0.00%	to	1.20%	-18.37%	to	-19.33%
*	2021		973	$24.99	to	$17.90	$17,834	2.19%	0.00%	to	1.20%	14.32%	to	12.93%
*	2020		901	$21.86	to	$15.85	$14,901	1.86%	0.00%	to	1.20%	14.63%	to	13.30%
*	2019		800	$19.07	to	$13.99	$11,644	2.52%	0.00%	to	1.20%	22.24%	to	20.81%
*	2018		635	$15.60	to	$11.58	$7,686	2.14%	0.00%	to	1.20%	-8.07%	to	-9.25%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Solution 2035 Portfolio - Service Class
	2022		7,893	$26.01	to	$19.95	$165,846	3.91%	0.00%	to	1.50%	-18.62%	to	-19.85%
*	2021		7,636	$31.96	to	$24.89	$199,934	2.20%	0.00%	to	1.50%	14.06%	to	12.37%
*	2020		7,282	$28.02	to	$22.15	$170,550	1.74%	0.00%	to	1.50%	14.46%	to	12.78%
*	2019		7,433	$24.48	to	$19.64	$154,810	2.22%	0.00%	to	1.50%	21.97%	to	20.12%
*	2018		7,670	$20.07	to	$16.35	$134,108	1.80%	0.00%	to	1.50%	-8.36%	to	-9.72%
Voya Solution 2035 Portfolio - Service Class 2
	2022		333	$24.88	to	$20.64	$7,750	3.69%	0.00%	to	1.45%	-18.75%	to	-19.91%
	2021		355	$30.62	to	$25.77	$10,190	2.16%	0.00%	to	1.45%	13.91%	to	12.29%
*	2020		389	$26.88	to	$22.95	$9,833	1.39%	0.00%	to	1.45%	14.29%	to	12.67%
	2019		515	$23.52	to	$20.37	$11,338	1.95%	0.00%	to	1.45%	21.61%	to	19.89%
	2018		614	$19.34	to	$16.99	$11,164	1.73%	0.00%	to	1.45%	-8.38%	to	-9.77%
Voya Solution 2040 Portfolio - Initial Class
	2022		21		$7.93		$169	5.92%		1.20%			-20.06%
	2021	12/27/2021	—		$9.92		$—	(d)		1.20%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution 2040 Portfolio - Service Class
	2022		153	$8.74	to	$8.48	$1,311	3.66%	0.00%	to	1.50%	-19.30%	to	-20.52%
	2021	11/24/2021	—	$10.79	to	$10.67	$2	(d)	0.50%	to	1.50%		(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution 2040 Portfolio - Service Class 2
	2022	03/30/2022	3	$8.59	to	$8.55	$25	(e)	0.60%	to	0.90%		(e)
	2021		(e)		(e)		(e)	(e)		(e)			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution 2045 Portfolio - Adviser Class
	2022		1		$22.83		$20	4.55%		0.35%			-20.01%
	2021		1		$28.54		$24	0.00%		0.35%			16.54%
	2020		1		$24.49		$20	0.00%		0.35%			15.63%
	2019		1		$21.18		$18	0.00%		0.35%			23.21%
	2018		1	$17.19	to	$16.68	$15	0.00%	0.35%	to	1.25%	-10.84%	to	-11.61%
Voya Solution 2045 Portfolio - Initial Class
	2022		861	$21.90	to	$15.12	$13,305	4.20%	0.00%	to	1.20%	-19.28%	to	-20.25%
*	2021		818	$27.13	to	$18.96	$15,711	1.88%	0.00%	to	1.20%	17.50%	to	16.11%
*	2020		671	$23.09	to	$16.33	$11,145	1.62%	0.00%	to	1.20%	16.56%	to	15.24%
*	2019		598	$19.81	to	$14.17	$8,702	2.28%	0.00%	to	1.20%	24.28%	to	22.79%
*	2018		517	$15.94	to	$11.54	$6,196	1.82%	0.00%	to	1.20%	-10.05%	to	-11.16%
Voya Solution 2045 Portfolio - Service Class
	2022		5,534	$27.84	to	$21.36	$125,223	3.89%	0.00%	to	1.50%	-19.51%	to	-20.71%
*	2021		5,355	$34.59	to	$26.94	$152,015	1.92%	0.00%	to	1.50%	17.25%	to	15.52%
*	2020		5,167	$29.50	to	$23.32	$126,807	1.55%	0.00%	to	1.50%	16.28%	to	14.54%
*	2019		5,299	$25.37	to	$20.36	$113,924	1.98%	0.00%	to	1.50%	23.88%	to	22.06%
*	2018		5,356	$20.48	to	$16.68	$94,948	1.44%	0.00%	to	1.50%	-10.21%	to	-11.56%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Solution 2045 Portfolio - Service Class 2
	2022		145	$26.47	to	$21.95	$3,622	3.64%	0.10%	to	1.55%	-2.93%	to	-20.96%
*	2021		145	$33.39	to	$27.77	$4,510	2.04%	0.00%	to	1.55%	12.80%	to	15.32%
*	2020		162	$28.21	to	$24.08	$4,330	1.26%	0.10%	to	1.55%	16.04%	to	14.34%
*	2019		219	$24.31	to	$21.06	$5,014	1.49%	0.10%	to	1.55%	10.70%	to	21.80%
	2018		278	$19.85	to	$17.29	$5,179	1.34%	0.00%	to	1.55%	-10.34%	to	-11.74%
Voya Solution 2050 Portfolio - Initial Class
	2022		14		$7.88		$114	3.51%		1.20%			-20.40%
	2021	12/06/2021	—		$9.90		$—	(d)		1.20%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution 2050 Portfolio - Service Class
	2022		181	$8.69	to	$8.47	$1,546	3.60%	0.25%	to	1.50%	-19.83%	to	-20.84%
	2021	12/02/2021	1	$10.83	to	$10.70	$11	(d)	0.35%	to	1.50%		(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution 2050 Portfolio - Service Class 2
	2022		2	$8.62	to	$8.53	$19	0.00%	0.30%	to	0.90%	-5.38%	to	-5.64%
	2021	11/19/2021	—		$10.75		$—	(d)	0.60%	to	0.65%		(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution 2055 Portfolio - Initial Class
	2022		508	$26.91	to	$15.16	$8,468	3.99%	0.00%	to	1.20%	-19.53%	to	-20.50%
*	2021		438	$33.44	to	$19.07	$8,993	1.56%	0.00%	to	1.20%	17.50%	to	16.14%
*	2020		345	$28.46	to	$16.42	$6,151	1.47%	0.00%	to	1.20%	16.40%	to	14.99%
*	2019		257	$24.45	to	$14.28	$4,029	1.81%	0.00%	to	1.20%	24.74%	to	23.32%
*	2018		179	$19.60	to	$11.58	$2,280	1.76%	0.00%	to	1.20%	-10.30%	to	-11.40%
Voya Solution 2055 Portfolio - Service Class
	2022		2,026	$26.08	to	$21.57	$44,197	3.87%	0.00%	to	1.50%	-19.80%	to	-20.99%
*	2021		1,779	$32.52	to	$27.30	$49,111	2.20%	0.00%	to	1.50%	17.32%	to	15.58%
*	2020		1,651	$27.72	to	$23.62	$39,566	1.32%	0.00%	to	1.50%	16.03%	to	14.27%
*	2019		1,440	$23.89	to	$20.67	$30,438	1.71%	0.00%	to	1.50%	24.49%	to	22.67%
*	2018		1,264	$19.19	to	$16.85	$22,428	1.21%	0.00%	to	1.50%	-15.39%	to	-11.92%
Voya Solution 2055 Portfolio - Service Class 2
	2022		60	$25.28	to	$21.85	$1,420	3.51%	0.10%	to	1.25%	-2.73%	to	-20.86%
*	2021		52	$31.93	to	$27.61	$1,546	2.32%	0.00%	to	1.25%	5.83%	to	3.52%
*	2020		47	$26.99	to	$23.75	$1,207	0.69%	0.10%	to	1.30%	15.74%	to	14.40%
*	2019		76	$23.32	to	$20.76	$1,692	1.16%	0.10%	to	1.30%	11.15%	to	22.62%
*	2018		89	$18.94	to	$16.93	$1,581	1.20%	0.00%	to	1.30%	-12.64%	to	-6.82%
Voya Solution 2060 Portfolio - Initial Class
	2022		9		$7.86		$73	2.74%		1.20%			-20.61%
	2021	12/27/2021	—		$9.90		$—	(d)		1.20%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Solution 2060 Portfolio - Service Class
	2022		54	$8.62	to	$8.45	$463	2.71%	0.35%	to	1.50%	-20.11%	to	-21.03%
	2021	10/08/2021	5	$10.79	to	$10.72	$54	(d)	0.35%	to	1.25%		(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution 2060 Portfolio - Service Class 2
	2022		2	$8.61	to	$8.52	$16	0.00%	0.25%	to	0.80%	6.30%	to	-20.60%
	2021	09/02/2021	—	$10.75	to	$10.73	$1	(d)	0.60%	to	0.80%		(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution 2065 Portfolio - Initial Class
	2022		40		$10.79		$427	5.61%		1.20%			-20.60%
	2021	12/13/2021	—		$13.59		$1	(d)		1.20%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution 2065 Portfolio - Service Class
	2022		207	$11.06	to	$10.64	$2,238	3.33%	0.00%	to	1.50%	-19.86%	to	-21.01%
*	2021		101	$13.74	to	$13.47	$1,367	5.23%	0.25%	to	1.50%	3.08%	to	15.52%
	2020	08/12/2020	30	$11.74	to	$11.66	$353	(c)	0.30%	to	1.50%		(c)
	2019		(c)		(c)		(c)	(c)		(c)			(c)
	2018		(c)		(c)		(c)	(c)		(c)			(c)
Voya Solution 2065 Portfolio - Service Class 2
	2022	01/26/2022	2	$10.95	to	$10.78	$16	(e)	0.30%	to	0.90%		(e)
	2021		(e)		(e)		(e)	(e)		(e)			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution Balanced Portfolio - Service Class
	2022		409	$18.38	to	$15.30	$6,660	3.48%	0.25%	to	1.50%	-18.09%	to	-19.13%
*	2021		405	$22.44	to	$18.92	$8,118	1.86%	0.25%	to	1.50%	13.68%	to	12.28%
*	2020		372	$19.74	to	$16.85	$6,601	1.97%	0.25%	to	1.50%	14.63%	to	11.22%
	2019		365	$17.42	to	$15.15	$5,786	2.23%	0.30%	to	1.50%	19.15%	to	17.72%
	2018		377	$14.62	to	$12.87	$5,049	1.83%	0.30%	to	1.50%	-7.00%	to	-8.07%
Voya Solution Income Portfolio - Adviser Class
	2022		19		$17.54		$326	3.64%		0.35%			-15.63%
	2021		21		$20.79		$443	2.65%		0.35%			5.80%
	2020		23		$19.65		$461	1.52%		0.35%			11.21%
	2019		48		$17.67		$855	2.68%		0.35%			12.48%
	2018		50		$15.71		$785	2.22%		0.35%			-3.56%
Voya Solution Income Portfolio - Initial Class
	2022		593	$15.04	to	$12.05	$7,945	4.23%	0.00%	to	1.20%	-14.79%	to	-15.79%
*	2021		830	$17.65	to	$14.31	$13,276	3.33%	0.00%	to	1.20%	6.65%	to	5.38%
*	2020		786	$16.55	to	$13.58	$11,849	2.44%	0.00%	to	1.20%	12.20%	to	10.86%
*	2019		623	$14.75	to	$12.25	$8,415	3.09%	0.00%	to	1.20%	13.37%	to	12.08%
*	2018		654	$13.01	to	$10.93	$7,904	2.83%	0.00%	to	1.20%	-2.84%	to	-4.04%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Solution Income Portfolio - Service Class
	2022		1,672	$19.87	to	$15.24	$27,420	3.89%	0.00%	to	1.50%	-15.01%	to	-16.26%
*	2021		1,771	$23.38	to	$18.20	$34,555	2.98%	0.00%	to	1.50%	6.37%	to	4.78%
*	2020		2,084	$21.98	to	$17.37	$37,924	2.34%	0.00%	to	1.50%	11.97%	to	10.29%
*	2019		2,341	$19.63	to	$15.75	$38,441	2.77%	0.00%	to	1.50%	13.14%	to	11.39%
*	2018		2,857	$17.35	to	$14.14	$43,388	2.37%	0.00%	to	1.50%	-3.07%	to	-4.46%
Voya Solution Income Portfolio - Service Class 2
	2022		143	$17.20	to	$14.08	$2,300	3.58%	0.00%	to	1.55%	-15.15%	to	-16.49%
*	2021		155	$20.27	to	$16.86	$2,950	3.13%	0.00%	to	1.55%	6.24%	to	4.66%
*	2020		179	$19.08	to	$16.11	$3,245	1.92%	0.00%	to	1.55%	11.71%	to	9.97%
	2019		206	$17.08	to	$14.65	$3,320	2.48%	0.00%	to	1.55%	12.96%	to	11.24%
	2018		259	$15.12	to	$13.17	$3,691	2.09%	0.00%	to	1.55%	-3.20%	to	-4.70%
Voya Solution Moderately Conservative Portfolio - Service Class
	2022		478	$16.76	to	$13.95	$7,141	3.75%	0.25%	to	1.50%	-16.07%	to	-17.11%
*	2021		482	$19.97	to	$16.83	$8,634	2.27%	0.25%	to	1.50%	9.19%	to	7.75%
*	2020		502	$18.29	to	$15.62	$8,319	2.19%	0.25%	to	1.50%	9.98%	to	9.69%
	2019		509	$16.38	to	$14.24	$7,654	1.97%	0.30%	to	1.50%	14.63%	to	13.20%
	2018		467	$14.37	to	$12.58	$6,159	2.02%	0.25%	to	1.50%	-4.45%	to	-5.63%
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
	2022		—		$39.53		$16	0.00%		0.35%			-6.19%
	2021		—		$42.14		$18	0.00%		0.35%			26.51%
	2020		1		$33.31		$35	0.00%		0.35%			3.00%
	2019		2		$32.34		$51	0.00%		0.35%			29.72%
	2018		2		$24.93		$39	1.79%		0.35%			-14.80%
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
	2022		1,108	$37.40	to	$31.44	$37,653	1.45%	0.00%	to	1.40%	-5.39%	to	-6.71%
*	2021		1,122	$39.53	to	$33.70	$40,803	1.07%	0.00%	to	1.40%	27.56%	to	25.79%
*	2020		1,164	$30.99	to	$26.79	$33,478	1.45%	0.00%	to	1.40%	3.85%	to	2.41%
*	2019		1,239	$29.84	to	$26.16	$34,644	1.44%	0.00%	to	1.40%	30.93%	to	29.12%
*	2018		1,535	$22.79	to	$20.26	$33,150	1.30%	0.00%	to	1.40%	-14.13%	to	-15.34%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
	2022		1,942	$61.85	to	$45.35	$64,113	1.16%	0.00%	to	1.50%	-5.60%	to	-7.01%
*	2021		2,011	$65.52	to	$48.77	$71,650	0.85%	0.00%	to	1.50%	27.30%	to	25.40%
*	2020		2,200	$51.47	to	$38.89	$62,126	1.22%	0.00%	to	1.50%	3.52%	to	1.99%
*	2019		2,472	$49.72	to	$38.13	$67,826	1.22%	0.00%	to	1.50%	30.67%	to	28.73%
*	2018		1,924	$38.05	to	$29.62	$57,494	1.06%	0.00%	to	1.50%	-14.34%	to	-15.64%
VY® Baron Growth Portfolio - Adviser Class
	2022		7		$43.07		$294	0.00%		0.35%			-24.17%
	2021		8		$56.80		$445	0.00%		0.35%			19.73%
	2020		8		$47.44		$377	0.00%		0.35%			32.40%
	2019		10		$35.83		$351	0.00%		0.35%			37.75%
	2018		11		$26.01		$277	0.00%		0.35%			-2.47%
VY® Baron Growth Portfolio - Service Class
	2022		3,161	$74.64	to	$54.73	$148,840	0.00%	0.00%	to	1.50%	-23.69%	to	-24.82%
*	2021		3,319	$97.81	to	$72.80	$204,375	0.00%	0.00%	to	1.50%	20.43%	to	18.62%
*	2020		3,550	$81.22	to	$61.37	$183,870	0.00%	0.00%	to	1.50%	33.26%	to	31.27%
*	2019		3,965	$60.95	to	$46.75	$156,083	0.00%	0.00%	to	1.50%	38.52%	to	36.46%
*	2018		3,388	$44.00	to	$34.26	$122,163	0.00%	0.00%	to	1.50%	-1.90%	to	-3.36%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® Columbia Contrarian Core Portfolio - Service Class
	2022		261	$66.57	to	$48.48	$13,380	0.29%	0.00%	to	1.50%	-18.65%	to	-19.85%
*	2021		274	$81.83	to	$60.49	$17,506	0.40%	0.00%	to	1.50%	23.95%	to	22.10%
*	2020		277	$66.02	to	$49.54	$14,233	0.00%	0.00%	to	1.50%	21.45%	to	19.63%
*	2019		307	$54.36	to	$41.41	$13,169	1.82%	0.00%	to	1.50%	33.07%	to	31.09%
*	2018		345	$40.85	to	$31.59	$11,187	0.91%	0.00%	to	1.50%	-9.00%	to	-10.36%
VY® Columbia Small Cap Value II Portfolio - Adviser Class
	2022		6		$24.18		$155	0.00%		0.35%			-14.44%
	2021		7		$28.26		$200	0.00%		0.35%			33.43%
	2020		7		$21.18		$153	0.00%		0.35%			8.89%
	2019		7		$19.45		$145	0.00%		0.35%			19.47%
	2018		8		$16.28		$125	0.00%		0.35%			-18.27%
VY® Columbia Small Cap Value II Portfolio - Service Class
	2022		384	$27.93	to	$22.67	$9,707	0.02%	0.25%	to	1.50%	-14.11%	to	-15.19%
*	2021		437	$32.52	to	$26.73	$12,846	0.29%	0.25%	to	1.50%	33.88%	to	32.26%
	2020		283	$24.29	to	$20.21	$6,279	0.56%	0.25%	to	1.50%	27.11%	to	7.90%
	2019		283	$22.08	to	$18.73	$5,775	0.34%	0.30%	to	1.50%	19.87%	to	18.39%
	2018		321	$18.56	to	$15.82	$5,486	0.27%	0.25%	to	1.50%	-17.98%	to	-19.00%
VY® Invesco Comstock Portfolio - Adviser Class
	2022		5		$32.50		$169	1.10%		0.35%			-0.21%
	2021		6		$32.57		$193	0.93%		0.35%			32.24%
	2020		10		$24.63		$238	1.61%		0.35%			-1.08%
	2019		10		$24.90		$260	2.05%		0.35%			24.44%
	2018		11		$20.01		$228	0.90%		0.35%			-12.89%
VY® Invesco Comstock Portfolio - Service Class
	2022		2,174	$40.60	to	$28.84	$75,770	1.62%	0.00%	to	1.95%	1.17%	to	-1.57%
*	2021		1,983	$29.01	to	$29.30	$70,222	1.56%	0.00%	to	1.95%	32.95%	to	30.34%
*	2020		2,018	$21.82	to	$22.48	$53,452	1.87%	0.00%	to	1.95%	-0.46%	to	-2.39%
*	2019		2,230	$30.57	to	$23.03	$60,153	2.39%	0.00%	to	1.95%	25.24%	to	22.76%
*	2018		2,329	$24.41	to	$18.76	$54,176	1.35%	0.00%	to	1.95%	-12.38%	to	-14.10%
VY® Invesco Equity and Income Portfolio - Adviser Class
	2022		50		$27.13		$1,359	1.15%		0.35%			-8.41%
	2021		59		$29.62		$1,759	1.01%		0.35%			17.87%
	2020		63		$25.13		$1,591	1.30%		0.35%			9.02%
	2019		65		$23.05		$1,487	1.62%		0.35%			19.06%
	2018		70		$19.36		$1,346	1.51%		0.35%			-10.20%
VY® Invesco Equity and Income Portfolio - Initial Class
	2022		9,884	$33.24	to	$23.45	$261,891	1.66%	0.00%	to	1.95%	-7.62%	to	-9.42%
*	2021		10,551	$35.98	to	$25.89	$305,320	1.46%	0.00%	to	1.95%	18.82%	to	16.52%
*	2020		11,219	$30.28	to	$22.22	$276,337	1.72%	0.00%	to	1.95%	9.99%	to	7.81%
*	2019		12,440	$27.53	to	$20.61	$281,505	2.08%	0.00%	to	1.95%	20.11%	to	17.77%
*	2018		13,640	$23.79	to	$17.50	$259,611	1.98%	0.00%	to	1.95%	-9.44%	to	-11.21%
VY® Invesco Equity and Income Portfolio - Service Class
	2022		48	$17.02	to	$86.46	$1,141	1.52%	0.10%	to	1.00%	-6.07%	to	-8.75%
*	2021		47	$18.41	to	$94.75	$1,228	1.26%	0.15%	to	1.00%	18.32%	to	17.35%
*	2020		46	$15.71	to	$14.56	$1,000	1.46%	0.00%	to	1.15%	9.63%	to	8.41%
*	2019		55	$14.33	to	$13.43	$1,061	1.70%	0.00%	to	1.15%	19.82%	to	18.43%
*	2018		75	$11.96	to	$11.34	$1,169	1.63%	0.00%	to	1.15%	-9.67%	to	-10.71%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® Invesco Global Portfolio - Adviser Class
	2022		7		$26.23		$175	0.00%		0.35%			-32.50%
	2021		7		$38.86		$269	0.00%		0.35%			14.40%
	2020		8		$33.97		$286	0.72%		0.35%			26.75%
	2019		10		$26.80		$266	0.00%		0.35%			30.60%
	2018		11		$20.52		$219	1.49%		0.35%			-13.89%
VY® Invesco Global Portfolio - Initial Class
	2022		16,380	$34.06	to	$24.73	$453,329	0.00%	0.00%	to	1.80%	-31.93%	to	-33.14%
*	2021		17,589	$50.04	to	$36.99	$722,750	0.00%	0.00%	to	1.80%	15.38%	to	13.29%
*	2020		18,835	$43.37	to	$32.65	$681,765	1.04%	0.00%	to	1.80%	27.78%	to	25.53%
*	2019		21,035	$33.94	to	$26.01	$603,394	0.50%	0.00%	to	1.80%	31.81%	to	29.47%
*	2018		22,797	$26.86	to	$20.09	$512,694	1.64%	0.00%	to	1.80%	-13.21%	to	-14.76%
VY® Invesco Global Portfolio - Service Class
	2022		56	$32.47	to	$30.86	$1,807	0.00%	1.00%	to	1.25%	-32.77%	to	-32.88%
	2021		54	$48.30	to	$45.98	$2,620	0.00%	1.00%	to	1.25%	14.00%	to	13.70%
	2020		53	$42.37	to	$40.44	$2,249	0.85%	1.00%	to	1.25%	26.14%	to	25.86%
	2019		52	$33.59	to	$32.13	$1,758	0.19%	1.00%	to	1.25%	30.14%	to	29.82%
	2018		53	$25.81	to	$24.75	$1,362	1.39%	1.00%	to	1.25%	-14.25%	to	-14.48%
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
	2022		4		$35.29		$152	0.51%		0.35%			-9.16%
	2021		6		$38.85		$240	0.45%		0.35%			28.68%
	2020		7		$30.19		$202	0.85%		0.35%			-0.26%
	2019		9		$30.27		$270	0.78%		0.35%			25.34%
	2018		10		$24.15		$244	1.01%		0.35%			-12.66%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
	2022		787		$13.95		$18,128	1.08%		0.12%			-8.70%
*	2021		886		$15.28		$22,525	0.94%		0.55%			28.62%
	2020		937	$20.48	to	$11.88	$18,652	1.17%	0.75%	to	0.95%	-0.19%	to	-0.42%
	2019		1,062	$20.52	to	$11.93	$21,263	1.20%	0.75%	to	0.95%	25.50%	to	25.32%
	2018		1,206	$16.35	to	$9.52	$19,362	1.40%	0.75%	to	0.95%	-12.61%	to	-12.82%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
	2022		1,065	$59.67	to	$36.16	$51,265	0.88%	0.00%	to	1.55%	-8.62%	to	-10.03%
*	2021		1,149	$65.30	to	$40.19	$60,843	0.67%	0.00%	to	1.55%	29.51%	to	1.26%
*	2020		1,269	$50.42	to	$38.10	$52,345	0.97%	0.00%	to	1.50%	0.28%	to	-1.22%
*	2019		1,443	$50.28	to	$38.57	$60,015	0.95%	0.00%	to	1.50%	26.20%	to	24.34%
*	2018		1,639	$39.84	to	$31.02	$54,651	1.12%	0.00%	to	1.50%	-12.19%	to	-13.50%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
	2022		5		$41.76		$205	0.00%		0.35%			-24.89%
	2021		9		$55.60		$480	0.00%		0.35%			12.85%
	2020		9		$49.27		$454	0.00%		0.35%			30.79%
	2019		10		$37.67		$388	0.29%		0.35%			36.09%
	2018		11		$27.68		$292	0.00%		0.35%			-4.12%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6
	2022		226		$8.52		$1,927	0.00%		0.12%			-24.40%
	2021	11/17/2021	35		$11.27		$392	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
	2022		10,397	$53.50	to	$39.55	$442,902	0.00%	0.00%	to	1.50%	-24.34%	to	-25.48%
*	2021		11,242	$70.71	to	$53.07	$638,349	0.00%	0.00%	to	1.50%	13.81%	to	12.10%
*	2020		12,071	$62.13	to	$47.34	$610,289	0.09%	0.00%	to	1.50%	31.83%	to	29.88%
*	2019		13,267	$47.13	to	$36.45	$515,075	0.30%	0.00%	to	1.50%	37.21%	to	35.15%
*	2018		13,886	$34.35	to	$26.97	$403,457	0.19%	0.00%	to	1.50%	-3.24%	to	-4.67%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
	2022		38	$46.90	to	$29.59	$1,234	0.00%	0.35%	to	1.25%	0.84%	to	-25.39%
	2021		37	$63.45	to	$39.66	$1,623	0.00%	0.25%	to	1.25%	13.30%	to	12.16%
*	2020		35	$56.00	to	$35.36	$1,388	0.08%	0.25%	to	1.25%	31.09%	to	29.76%
	2019		41	$42.72	to	$27.25	$1,259	0.24%	0.25%	to	1.25%	36.53%	to	35.24%
	2018		49	$31.29	to	$20.15	$1,206	0.00%	0.25%	to	1.25%	-3.66%	to	-4.68%
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
	2022		17		$36.05		$598	0.00%		0.35%			-41.10%
	2021		21		$61.21		$1,266	0.00%		0.35%			19.04%
	2020		25		$51.42		$1,262	0.00%		0.35%			35.53%
	2019		28		$37.94		$1,070	0.00%		0.35%			29.71%
	2018		32		$29.25		$928	0.00%		0.35%			-1.91%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
	2022		8,958	$57.91	to	$27.02	$448,706	0.00%	0.00%	to	1.50%	-40.63%	to	-41.52%
*	2021		9,453	$97.54	to	$46.20	$815,452	0.00%	0.00%	to	1.50%	20.08%	to	18.31%
*	2020		9,759	$81.23	to	$39.05	$713,552	0.00%	0.00%	to	1.50%	36.68%	to	34.66%
*	2019		10,261	$59.43	to	$29.00	$556,786	0.20%	0.00%	to	1.50%	30.82%	to	28.89%
	2018		8,845	$72.09	to	$22.50	$449,287	0.25%	0.00%	to	1.50%	-1.08%	to	-2.60%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
	2022		58	$44.35	to	$33.08	$2,382	0.00%	0.00%	to	1.55%	-40.77%	to	-41.69%
*	2021		57	$74.88	to	$56.73	$4,005	0.00%	0.00%	to	1.55%	19.77%	to	17.92%
	2020		59	$62.52	to	$48.11	$3,493	0.00%	0.00%	to	1.55%	36.36%	to	18.03%
	2019		75	$45.85	to	$36.40	$3,244	0.00%	0.00%	to	1.45%	30.48%	to	28.58%
	2018		102	$35.14	to	$28.31	$3,407	0.05%	0.00%	to	1.45%	-1.32%	to	-2.75%
Voya Target In-Retirement Fund - Class R6
	2022		31		$8.79		$274	3.99%		0.12%			-15.07%
	2021	11/18/2021	3		$10.35		$27	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Target Retirement 2025 Fund - Class R6
	2022		94		$8.71		$816	3.77%		0.12%			-16.97%
	2021	11/17/2021	8		$10.49		$86	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Target Retirement 2030 Fund - Class R6
	2022		26		$8.71		$224	4.42%		0.12%			-17.52%
	2021	12/06/2021	—		$10.56		$2	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Target Retirement 2035 Fund - Class R6
	2022		95		$8.69		$828	3.35%		0.12%			-18.10%
	2021	11/17/2021	12		$10.61		$127	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Target Retirement 2040 Fund - Class R6
	2022		13		$8.71		$111	3.60%		0.12%			-18.45%
	2021	12/28/2021	—		$10.68		$—	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Target Retirement 2045 Fund - Class R6
	2022		169		$8.72		$1,472	3.31%		0.12%			-18.58%
	2021	11/17/2021	15		$10.71		$157	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Target Retirement 2050 Fund - Class R6
	2022		11		$8.69		$96	3.74%		0.12%			-18.79%
	2021	12/03/2021	1		$10.70		$11	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Target Retirement 2055 Fund - Class R6
	2022		78		$8.68		$673	3.59%		0.12%			-18.88%
	2021	11/17/2021	5		$10.70		$52	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Target Retirement 2060 Fund - Class R6
	2022		4		$8.69		$36	4.88%		0.12%			-19.01%
	2021	12/08/2021	—		$10.73		$5	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya Target Retirement 2065 Fund - Class R6
	2022	07/25/2022	—		$8.69		$3	(e)		0.12%			(e)
	2021		(e)		(e)		(e)	(e)		(e)			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
Voya Corporate Leaders 100 Fund - Class I
	2022		699	$16.50	to	$17.61	$12,853	2.00%	0.12%	to	1.50%	-11.29%	to	-12.21%
*	2021		589	$21.81	to	$20.06	$12,290	1.56%	0.25%	to	1.50%	27.47%	to	25.85%
*	2020		579	$17.11	to	$15.94	$9,533	2.11%	0.25%	to	1.50%	15.92%	to	10.24%
*	2019		531	$15.30	to	$14.46	$7,835	2.12%	0.30%	to	1.50%	28.25%	to	26.62%
*	2018		539	$11.95	to	$11.42	$6,239	2.21%	0.25%	to	1.50%	-7.00%	to	-8.13%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Strategic Allocation Conservative Portfolio - Class I
	2022		987	$27.36	to	$17.19	$26,567	3.42%	0.00%	to	1.50%	-16.46%	to	-17.71%
*	2021		1,065	$32.75	to	$20.89	$34,698	2.60%	0.00%	to	1.50%	9.13%	to	7.51%
*	2020		1,114	$30.01	to	$19.43	$33,734	2.37%	0.00%	to	1.50%	10.45%	to	8.79%
*	2019		1,105	$27.17	to	$17.86	$30,351	2.72%	0.00%	to	1.50%	14.84%	to	13.11%
*	2018		1,103	$32.37	to	$15.79	$26,327	2.75%	0.00%	to	1.50%	-4.03%	to	-5.45%
Voya Strategic Allocation Growth Portfolio - Class I
	2022		2,140	$29.13	to	$19.49	$67,029	2.99%	0.00%	to	1.95%	-19.33%	to	-20.93%
*	2021		2,232	$36.11	to	$24.65	$87,927	1.92%	0.00%	to	1.95%	17.35%	to	15.08%
*	2020		2,300	$30.77	to	$21.42	$78,267	1.90%	0.00%	to	1.95%	14.39%	to	12.15%
*	2019		2,388	$26.90	to	$19.10	$71,733	2.64%	0.00%	to	1.95%	22.83%	to	20.43%
*	2018		2,476	$35.34	to	$15.86	$60,918	2.13%	0.00%	to	1.95%	-8.33%	to	-10.09%
Voya Strategic Allocation Moderate Portfolio - Class I
	2022		1,917	$28.18	to	$18.70	$54,773	2.88%	0.00%	to	1.60%	-18.15%	to	-19.43%
*	2021		1,974	$34.43	to	$23.21	$69,817	2.30%	0.00%	to	1.60%	13.86%	to	5.40%
*	2020		2,029	$30.24	to	$19.82	$63,521	2.16%	0.00%	to	1.50%	12.71%	to	11.04%
*	2019		2,163	$26.83	to	$17.85	$60,494	2.83%	0.00%	to	1.50%	19.24%	to	17.51%
*	2018		2,310	$33.56	to	$15.19	$54,755	2.42%	0.00%	to	1.50%	-6.05%	to	-7.49%
Voya Growth and Income Portfolio - Class A
	2022		32		$30.61		$988	0.56%		0.35%			-15.37%
	2021		42		$36.17		$1,510	0.52%		0.35%			27.94%
	2020		56		$28.27		$1,587	0.90%		0.35%			16.34%
	2019		63		$24.30		$1,537	1.28%		0.35%			27.83%
	2018		67		$19.01		$1,271	1.39%		0.35%			-5.19%
Voya Growth and Income Portfolio - Class I
	2022		16,913	$37.82	to	$31.75	$1,136,069	1.05%	0.00%	to	1.95%	-14.70%	to	-16.38%
*	2021		18,167	$44.34	to	$37.97	$1,476,982	1.03%	0.00%	to	1.95%	29.01%	to	26.52%
*	2020		19,715	$34.37	to	$30.01	$1,261,656	1.27%	0.00%	to	1.95%	17.26%	to	14.94%
*	2019		21,954	$29.31	to	$26.11	$1,215,091	1.65%	0.00%	to	1.95%	28.84%	to	26.38%
*	2018		24,740	$54.37	to	$20.66	$1,069,882	1.82%	0.00%	to	1.95%	-4.45%	to	-6.30%
Voya Growth and Income Portfolio - Class S
	2022		8	$45.67	to	$39.58	$257	0.71%	0.30%	to	1.35%	-15.22%	to	-16.09%
*	2021		8	$53.87	to	$47.17	$308	0.66%	0.30%	to	1.35%	9.80%	to	27.01%
*	2020		10	$41.49	to	$37.14	$298	1.12%	0.40%	to	1.35%	25.27%	to	15.34%
*	2019		9	$35.44	to	$32.20	$236	1.41%	0.45%	to	1.35%	27.99%	to	26.82%
*	2018		9	$27.69	to	$25.39	$190	1.10%	0.45%	to	1.35%	-5.11%	to	-5.96%
Voya Global High Dividend Low Volatility Portfolio - Class I
	2022		5,260	$15.68	to	$13.89	$75,197	2.66%	0.00%	to	1.50%	-4.91%	to	-6.34%
*	2021		5,556	$16.49	to	$14.78	$84,083	2.58%	0.00%	to	1.55%	13.02%	to	19.00%
*	2020		5,984	$13.64	to	$12.42	$75,550	2.29%	0.00%	to	1.55%	-0.80%	to	-2.36%
*	2019		6,754	$13.75	to	$12.72	$86,802	2.82%	0.00%	to	1.55%	21.68%	to	19.89%
	2018		6,855	$11.30	to	$10.61	$74,924	5.37%	0.00%	to	1.55%	-8.87%	to	-10.31%
Voya Global High Dividend Low Volatility Portfolio - Class S
	2022		707	$14.69	to	$14.36	$10,217	2.43%	0.12%	to	1.25%	-5.53%	to	-6.27%
*	2021		728	$16.33	to	$15.38	$11,213	2.30%	0.35%	to	1.20%	20.16%	to	19.13%
	2020		785	$13.59	to	$12.91	$10,150	2.02%	0.35%	to	1.20%	-1.45%	to	-2.27%
	2019		877	$13.79	to	$13.21	$11,598	2.60%	0.35%	to	1.20%	20.96%	to	19.98%
	2018		965	$11.56	to	$10.99	$10,636	4.58%	0.00%	to	1.25%	-9.12%	to	-10.21%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Index Plus LargeCap Portfolio - Class I
	2022		6,784	$47.58	to	$29.62	$360,891	0.80%	0.00%	to	1.95%	-19.04%	to	-20.61%
*	2021		6,973	$58.77	to	$37.31	$479,099	1.03%	0.00%	to	1.95%	29.25%	to	26.73%
*	2020		7,540	$45.47	to	$29.44	$405,124	1.48%	0.00%	to	1.95%	15.91%	to	13.67%
*	2019		8,283	$39.23	to	$25.90	$386,977	1.55%	0.00%	to	1.95%	30.03%	to	27.59%
*	2018		9,223	$48.43	to	$20.30	$334,558	1.53%	0.00%	to	1.95%	-6.81%	to	-8.64%
Voya Index Plus LargeCap Portfolio - Class S
	2022		—		$34.50		$11	1.12%		0.35%			-19.52%
	2021		4		$42.87		$167	0.67%		0.35%			28.47%
	2020		4		$33.37		$130	1.78%		0.35%			15.23%
	2019		7		$28.96		$207	1.55%		0.35%			29.29%
	2018		8		$22.40		$181	1.05%		0.35%			-7.36%
Voya Index Plus MidCap Portfolio - Class I
	2022		5,493	$78.40	to	$29.61	$279,654	0.85%	0.00%	to	1.95%	-14.29%	to	-15.95%
*	2021		5,944	$91.47	to	$35.23	$352,043	0.91%	0.00%	to	1.95%	27.73%	to	25.28%
*	2020		6,390	$71.61	to	$28.12	$298,527	1.26%	0.00%	to	1.95%	8.25%	to	6.15%
*	2019		7,153	$66.15	to	$26.49	$310,525	1.35%	0.00%	to	1.95%	27.09%	to	24.66%
*	2018		6,970	$52.05	to	$21.25	$271,771	1.11%	0.00%	to	1.95%	-14.35%	to	-16.01%
Voya Index Plus MidCap Portfolio - Class S
	2022		1		$31.39		$37	0.00%		0.35%			-14.82%
	2021		1		$36.85		$46	0.00%		0.35%			27.07%
	2020		1		$29.00		$43	1.96%		0.35%			7.61%
	2019		2		$26.95		$59	1.69%		0.35%			26.29%
	2018		3		$21.34		$59	1.54%		0.35%			-14.84%
Voya Index Plus SmallCap Portfolio - Class I
	2022		2,953	$54.90	to	$27.16	$123,715	0.88%	0.00%	to	1.95%	-14.00%	to	-15.65%
*	2021		3,139	$63.84	to	$32.20	$153,650	0.73%	0.00%	to	1.95%	28.45%	to	25.93%
*	2020		3,284	$49.70	to	$25.57	$126,192	0.99%	0.00%	to	1.95%	5.39%	to	3.35%
*	2019		3,608	$47.16	to	$24.74	$132,714	1.04%	0.00%	to	1.95%	21.80%	to	19.46%
*	2018		4,022	$38.72	to	$20.71	$122,776	0.96%	0.00%	to	1.95%	-12.40%	to	-14.10%
Voya Index Plus SmallCap Portfolio - Class S
	2022		3		$28.06		$93	0.74%		0.35%			-14.50%
	2021		5		$32.82		$176	0.62%		0.35%			27.70%
	2020		6		$25.70		$146	0.64%		0.35%			4.73%
	2019		7		$24.54		$165	0.63%		0.35%			21.13%
	2018		8		$20.26		$155	0.57%		0.35%			-12.94%
Voya International Index Portfolio - Class I
	2022		4,065	$13.09	to	$10.28	$48,696	3.00%	0.00%	to	1.65%	-14.61%	to	-16.01%
*	2021		3,357	$15.33	to	$12.24	$47,878	1.98%	0.00%	to	1.65%	10.93%	to	9.09%
*	2020		3,509	$13.82	to	$11.22	$45,069	2.48%	0.00%	to	1.65%	7.88%	to	6.15%
*	2019		3,662	$12.81	to	$10.57	$43,908	3.01%	0.00%	to	1.65%	21.42%	to	19.44%
*	2018		3,694	$10.55	to	$8.85	$37,196	2.96%	0.00%	to	1.65%	-13.74%	to	-15.15%
Voya International Index Portfolio - Class S
	2022		3		$20.30		$55	0.00%		0.35%			-15.17%
	2021		1		$23.93		$12	0.00%		0.35%			10.23%
	2020		—		$21.71		$11	0.00%		0.35%			7.26%
	2019		—		$20.24		$9	0.00%		0.35%			20.62%
	2018		—		$16.78		$7	0.00%		0.35%			-14.17%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Russell™ Large Cap Growth Index Portfolio - Class I
	2022		2,199	$65.09	to	$53.04	$124,314	0.41%	0.00%	to	1.50%	-30.03%	to	-31.07%
*	2021		2,210	$93.02	to	$76.95	$180,106	0.50%	0.00%	to	1.50%	30.66%	to	28.72%
*	2020		2,233	$71.19	to	$59.78	$140,664	0.54%	0.00%	to	1.50%	38.48%	to	36.39%
	2019		2,107	$51.41	to	$43.83	$97,199	0.91%	0.00%	to	1.50%	35.83%	to	33.83%
	2018		1,942	$37.85	to	$32.75	$66,554	1.11%	0.00%	to	1.50%	-0.97%	to	-2.44%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
	2022		51	$60.73	to	$53.07	$2,945	0.11%	0.00%	to	1.25%	-30.21%	to	-31.08%
*	2021		52	$87.02	to	$76.52	$4,344	0.33%	0.00%	to	1.30%	30.37%	to	14.60%
*	2020		55	$66.75	to	$59.12	$3,572	0.48%	0.00%	to	1.35%	38.11%	to	36.28%
*	2019		57	$48.33	to	$43.38	$2,678	0.69%	0.00%	to	1.35%	35.49%	to	33.64%
*	2018		48	$35.67	to	$32.46	$1,671	0.89%	0.00%	to	1.35%	-1.22%	to	-2.55%
Voya Russell™ Large Cap Index Portfolio - Class I
	2022		7,500	$35.80	to	$28.68	$241,459	0.64%	0.00%	to	1.55%	-20.05%	to	-21.30%
*	2021		7,324	$44.78	to	$36.44	$295,849	1.10%	0.00%	to	1.55%	27.40%	to	25.44%
*	2020		7,183	$35.15	to	$28.87	$229,256	1.38%	0.00%	to	1.60%	21.84%	to	19.94%
	2019		6,740	$28.85	to	$24.07	$177,976	1.61%	0.00%	to	1.60%	31.38%	to	29.27%
	2018		6,414	$21.96	to	$18.62	$130,188	1.65%	0.00%	to	1.60%	-3.47%	to	-5.00%
Voya Russell™ Large Cap Index Portfolio - Class S
	2022		6		$47.27		$295	0.46%		0.95%			-21.02%
	2021		10		$59.85		$569	0.90%		0.95%			25.92%
	2020		11		$47.53		$540	1.17%		0.95%			20.42%
	2019		12		$39.47		$489	1.54%		0.95%			29.71%
	2018		14		$30.43		$423	1.39%		0.95%			-4.58%
Voya Russell™ Large Cap Value Index Portfolio - Class I
	2022		17	$34.69	to	$34.22	$605	1.17%	1.15%	to	1.25%	-6.57%	to	-6.68%
	2021		16	$37.13	to	$36.67	$592	2.21%	1.15%	to	1.25%	21.58%	to	21.46%
	2020		16	$30.54	to	$30.19	$493	0.97%	1.15%	to	1.25%	0.33%	to	0.23%
	2019		18	$30.44	to	$30.12	$536	2.38%	1.15%	to	1.25%	24.45%	to	24.36%
	2018		23	$24.46	to	$24.22	$558	2.28%	1.15%	to	1.25%	-7.70%	to	-7.80%
Voya Russell™ Large Cap Value Index Portfolio - Class S
	2022		676	$39.23	to	$31.96	$23,164	1.11%	0.00%	to	1.50%	-5.70%	to	-7.12%
*	2021		676	$41.60	to	$34.41	$24,688	1.89%	0.00%	to	1.50%	22.71%	to	20.91%
*	2020		656	$33.90	to	$28.46	$19,713	0.91%	0.00%	to	1.50%	1.19%	to	-0.32%
	2019		654	$33.50	to	$28.55	$19,633	2.17%	0.00%	to	1.50%	25.61%	to	23.75%
	2018		620	$26.67	to	$23.07	$14,982	2.02%	0.00%	to	1.50%	-6.85%	to	-8.27%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
	2022		381	$50.71	to	$41.32	$16,958	0.00%	0.00%	to	1.50%	-27.15%	to	-28.24%
*	2021		410	$69.61	to	$57.58	$25,198	0.02%	0.00%	to	1.50%	12.02%	to	10.35%
*	2020		452	$62.14	to	$52.18	$25,054	0.16%	0.00%	to	1.50%	34.53%	to	32.54%
	2019		501	$46.19	to	$39.37	$20,857	0.57%	0.00%	to	1.50%	34.51%	to	32.51%
	2018		492	$34.34	to	$29.71	$15,370	0.43%	0.00%	to	1.50%	-5.37%	to	-6.78%
Voya Russell™ Mid Cap Index Portfolio - Class I
	2022		7,686	$32.70	to	$26.25	$191,917	0.97%	0.00%	to	1.50%	-17.61%	to	-18.86%
*	2021		8,112	$39.69	to	$32.34	$244,259	0.97%	0.00%	to	1.50%	22.16%	to	20.36%
*	2020		8,185	$32.49	to	$26.54	$204,187	1.26%	0.00%	to	1.60%	16.66%	to	14.79%
*	2019		8,567	$27.85	to	$23.12	$183,792	1.55%	0.00%	to	1.60%	29.96%	to	27.88%
*	2018		8,181	$21.43	to	$18.08	$140,564	1.48%	0.00%	to	1.60%	-9.31%	to	-10.72%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Russell™ Small Cap Index Portfolio - Class I
	2022		5,224	$28.94	to	$23.23	$97,526	0.81%	0.00%	to	1.50%	-20.71%	to	-21.89%
*	2021		5,503	$36.50	to	$29.74	$128,687	0.65%	0.00%	to	1.50%	14.35%	to	12.65%
*	2020		5,179	$31.92	to	$26.40	$108,900	0.94%	0.00%	to	1.50%	19.55%	to	17.75%
*	2019		4,975	$26.70	to	$22.42	$89,526	1.13%	0.00%	to	1.50%	25.18%	to	23.32%
*	2018		4,174	$21.33	to	$18.09	$67,456	1.16%	0.00%	to	1.55%	-11.27%	to	-12.65%
Voya Small Company Portfolio - Class I
	2022		2,153	$61.83	to	$32.19	$113,620	0.00%	0.00%	to	1.50%	-16.68%	to	-17.92%
*	2021		2,284	$74.21	to	$39.22	$146,809	0.15%	0.00%	to	1.50%	14.77%	to	13.06%
*	2020		2,504	$64.66	to	$34.69	$140,744	0.51%	0.00%	to	1.50%	12.28%	to	10.62%
*	2019		2,792	$57.59	to	$31.36	$141,444	0.42%	0.00%	to	1.50%	26.21%	to	24.35%
*	2018		3,081	$65.49	to	$25.22	$127,882	0.57%	0.00%	to	1.50%	-15.84%	to	-17.12%
Voya Small Company Portfolio - Class S
	2022		4		$31.92		$116	0.00%		0.35%			-17.13%
	2021		4		$38.52		$144	0.00%		0.35%			14.07%
	2020		4		$33.77		$130	0.67%		0.35%			11.64%
	2019		6		$30.25		$168	0.00%		0.35%			25.41%
	2018		5		$24.12		$129	0.00%		0.35%			-16.34%
Voya U.S. Bond Index Portfolio - Class I
	2022		1,907	$13.82	to	$10.63	$22,722	2.18%	0.00%	to	1.80%	-13.14%	to	-14.69%
*	2021		2,069	$15.91	to	$12.46	$28,501	2.09%	0.00%	to	1.80%	-1.85%	to	-3.63%
*	2020		2,203	$16.21	to	$12.93	$31,403	2.93%	0.00%	to	1.80%	7.21%	to	5.29%
*	2019		1,499	$15.12	to	$12.28	$20,131	2.44%	0.00%	to	1.80%	8.31%	to	6.41%
	2018		1,292	$13.96	to	$11.54	$16,449	2.27%	0.00%	to	1.80%	-0.36%	to	-2.12%
Voya MidCap Opportunities Portfolio - Class I
	2022		6,306	$57.65	to	$21.85	$261,814	0.00%	0.00%	to	1.60%	-25.06%	to	-26.26%
*	2021		6,705	$76.93	to	$29.63	$373,377	0.00%	0.00%	to	1.60%	12.06%	to	1.23%
*	2020		6,959	$68.65	to	$26.98	$352,229	0.11%	0.00%	to	1.55%	41.14%	to	39.00%
*	2019		7,360	$48.64	to	$19.41	$266,926	0.28%	0.00%	to	1.55%	29.33%	to	27.36%
*	2018		7,662	$37.61	to	$15.24	$226,057	0.00%	0.00%	to	1.55%	-7.48%	to	-8.91%
Voya MidCap Opportunities Portfolio - Class R6
	2022		14		$8.24		$116	0.00%		0.12%			-25.23%
	2021	11/24/2021	5		$11.02		$50	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
Voya MidCap Opportunities Portfolio - Class S
	2022		20	$36.56	to	$30.82	$747	0.00%	0.20%	to	1.55%	-25.36%	to	-26.36%
*	2021		21	$48.98	to	$41.85	$1,041	0.00%	0.20%	to	1.55%	1.24%	to	10.10%
*	2020		28	$43.42	to	$38.01	$1,247	0.09%	0.30%	to	1.55%	40.34%	to	38.62%
*	2019		34	$30.94	to	$27.42	$1,081	0.10%	0.30%	to	1.55%	28.65%	to	27.06%
*	2018		41	$24.05	to	$21.58	$1,008	0.00%	0.30%	to	1.55%	-7.96%	to	-9.14%
Voya SmallCap Opportunities Portfolio - Class I
	2022		2,686	$29.14	to	$21.12	$52,808	0.00%	0.00%	to	1.50%	-23.09%	to	-24.25%
*	2021		2,838	$37.89	to	$27.88	$73,298	0.00%	0.00%	to	1.50%	4.67%	to	3.11%
*	2020		2,980	$36.20	to	$27.04	$75,202	0.00%	0.00%	to	1.50%	26.35%	to	24.49%
*	2019		3,187	$28.65	to	$21.72	$64,232	0.00%	0.00%	to	1.50%	25.71%	to	23.83%
*	2018		3,223	$22.79	to	$28.32	$55,777	0.00%	0.00%	to	1.55%	-24.93%	to	-17.17%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Fund		Unit Fair Value			Net	Investment				Total ReturnD
		Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
Division	Year	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya SmallCap Opportunities Portfolio - Class S
	2022		2		$32.01		$63	0.00%		0.35%			-23.57%
	2021		1		$41.88		$53	0.00%		0.35%			4.00%
	2020		1		$40.27		$58	0.00%		0.35%			25.65%
	2019		3		$32.05		$99	0.00%		0.35%			24.95%
	2018		4		$25.65		$104	0.00%		0.35%			-16.40%
Wanger Acorn
	2022		1,816	$39.84	to	$30.11	$61,765	0.00%	0.00%	to	1.50%	-33.47%	to	-34.44%
*	2021		1,983	$59.88	to	$45.93	$101,592	0.77%	0.00%	to	1.50%	8.91%	to	7.26%
*	2020		2,151	$54.98	to	$48.66	$102,087	0.00%	0.00%	to	1.55%	24.22%	to	22.32%
*	2019		2,483	$44.26	to	$39.78	$95,744	0.27%	0.00%	to	1.55%	31.10%	to	29.07%
*	2018		2,601	$33.76	to	$30.82	$77,471	0.11%	0.00%	to	1.55%	-1.46%	to	-2.96%
Wanger International
	2022		1,761	$16.47	to	$13.02	$25,822	0.78%	0.00%	to	1.50%	-33.86%	to	-34.83%
*	2021		1,919	$24.90	to	$19.98	$42,778	0.55%	0.00%	to	1.50%	18.80%	to	17.05%
*	2020		2,199	$20.96	to	$17.07	$41,580	1.80%	0.00%	to	1.50%	14.41%	to	12.67%
*	2019		2,460	$18.32	to	$15.15	$40,999	0.82%	0.00%	to	1.50%	29.93%	to	28.06%
*	2018		2,737	$14.10	to	$11.83	$35,293	2.21%	0.00%	to	1.50%	-17.69%	to	-18.97%
Wanger Select
	2022		1,334	$34.37	to	$21.32	$38,651	0.00%	0.00%	to	1.55%	-34.83%	to	-35.84%
*	2021		1,469	$52.74	to	$33.23	$65,632	0.00%	0.00%	to	1.55%	5.84%	to	4.20%
*	2020		1,599	$49.83	to	$31.89	$68,206	0.69%	0.00%	to	1.55%	26.63%	to	23.56%
*	2019		1,807	$39.35	to	$25.32	$61,435	0.07%	0.00%	to	1.65%	29.31%	to	27.17%
*	2018		2,040	$30.43	to	$19.91	$54,081	0.18%	0.00%	to	1.65%	-12.41%	to	-16.48%
American Funds® Washington Mutual Investors Fund℠ - Class R-3
	2022		22	$42.34	to	$32.19	$853	1.44%	0.10%	to	1.55%	-0.94%	to	-10.18%
*	2021		25	$45.64	to	$35.84	$1,097	1.13%	0.20%	to	1.55%	10.72%	to	26.11%
*	2020		31	$35.41	to	$28.42	$1,031	1.47%	0.25%	to	1.55%	7.11%	to	5.69%
	2019		37	$34.41	to	$26.89	$1,149	1.38%	0.00%	to	1.55%	25.13%	to	23.24%
*	2018		98	$27.50	to	$21.82	$2,484	1.50%	0.00%	to	1.55%	-8.85%	to	-4.80%
American Funds® Washington Mutual Investors Fund℠ - Class R-4
	2022		6,959	$32.09	to	$34.78	$246,447	1.74%	0.00%	to	1.50%	-8.52%	to	-9.87%
*	2021		7,221	$35.08	to	$38.59	$279,457	1.47%	0.00%	to	1.50%	28.45%	to	26.52%
*	2020		7,676	$27.31	to	$30.50	$233,109	1.73%	0.00%	to	1.50%	7.69%	to	6.12%
*	2019		8,170	$25.36	to	$28.74	$233,053	1.90%	0.00%	to	1.50%	25.48%	to	23.61%
*	2018		8,042	$20.21	to	$23.25	$189,561	1.90%	0.00%	to	1.50%	-2.98%	to	-4.48%
American Funds® Washington Mutual Investors Fund℠ - Class R-6
	2022		89		$10.17		$909	3.25%		0.12%			-8.30%
	2021	11/17/2021	7		$11.09		$76	(d)		0.16%			(d)
	2020		(d)		(d)		(d)	(d)		(d)			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

*	We identified immaterial errors in certain divisions related to the unit fair value and/or total return corresponding to the lowest to highest expense ratios which were corrected in 2022.
A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees Note.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(a)	As investment Division had no investments until 2018, this data is not meaningful and therefore not presented.
(b)	As investment Division had no investments until 2019, this data is not meaningful and therefore not presented.
(c)	As investment Division had no investments until 2020, this data is not meaningful and therefore not presented.
(d)	As investment Division had no investments until 2021, this data is not meaningful and therefore not presented.
(e)	As investment Division had no investments until 2022, this data is not meaningful and therefore not presented.

Item 8.    Financial Statements and Supplementary Data

C-1

Report of Independent Registered Public Accounting Firm

To the Shareholder and the Board of Directors of Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements
We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company (the Company) as of December 31, 2022 and 2021, the related consolidated statements of operations, comprehensive income, changes in shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2022, and the related notes and financial statement schedules listed in the Index at Item 15(a) (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matter
The critical audit matter communicated below is a matter arising from the current period audit of the financial statements that was communicated or required to be communicated to those charged with governance and that: (1) relates to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective or complex judgments. The communication of the critical audit matter does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing a separate opinion on the critical audit matter or on the accounts or disclosures to which they relate.

C-2

Deferred policy acquisition costs and Value of business acquired
Description of the Matter	As disclosed in Note 5 to the consolidated financial statements, the Company’s deferred policy acquisition costs and value of business acquired (“DAC/VOBA”) totaled $1.5 billion at December 31, 2022, net of unrealized gains and losses. The carrying amount of the DAC related to fixed and variable deferred annuity contracts is the total of costs deferred less amortization net of interest. The carrying amount of the VOBA related to fixed and variable deferred annuity contracts is the outstanding value of in-force business acquired, based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition, less amortization net of interest. DAC and VOBA related to fixed and variable deferred annuity contracts are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

As described in Note 1 to the consolidated financial statements, there is a significant amount of uncertainty inherent in calculating estimated gross profits as the calculation includes significant management judgment in developing certain assumptions such as persistency, interest crediting rates, fee income, returns associated with separate account performance, expenses to administer the business, and certain economic variables. Management’s assumptions are adjusted, known as unlocking, over time for emerging experience and expected changes in trends. The unlocking results in DAC/VOBA amortization being recalculated, using the new assumptions for estimated gross profits, that results either in additional or less cumulative amortization expense.

Auditing management’s estimate of DAC/VOBA related to fixed and variable deferred annuity contracts was complex due to the highly judgmental nature of assumptions included in the projection of estimated gross profits used in the valuation of DAC/VOBA.
How We Addressed the Matter in Our Audit	We obtained an understanding, evaluated the design, and tested the operating effectiveness of the controls over the DAC/VOBA estimation process, including, among others, controls related to management’s evaluation of the need to update assumptions based on the comparison of actual Company experience to previous assumptions and updating investment margins for current and expected future market conditions.

We utilized actuarial specialists to assist with our audit procedures, which included, among others, reviewing the methodology applied by management by comparing to the methodology used in prior periods as well as industry practice. To assess the assumptions used in measuring estimated gross profits, we compared the significant assumptions noted above with historical experience, observable market data and management’s estimates of prospective changes in these assumptions. We also independently recalculated estimated gross profits for a sample of policies for comparison with the actuarial result developed by management.

/s/ Ernst & Young LLP
We have served as the Company's auditor since 2001
San Antonio, Texas
March 9, 2023

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2022 and 2021
(In millions, except share and per share data)

	As of December 31,
	2022	2021

Assets:
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $22,218 as of 2022 and $22,349 as of 2021; net of allowance for credit losses of $7 as of 2022 and $48 as of 2021)	$19,772	$24,360
Fixed maturities, at fair value using the fair value option	1,255	1,253
Equity securities, at fair value (cost of $133 as of 2022 and $141 as of 2021)	133	141
Short-term investments	248	—
Mortgage loans on real estate estate (net of allowance for credit losses of $14 as of 2022 and $11 as of 2021)	4,213	4,222
Policy loans	159	171
Limited partnerships/corporations	1,043	980
Derivatives	322	149
Securities pledged (amortized cost of $894 as of 2022 and $725 as of 2021)	792	799
Other investments	132	143
Total investments	28,069	32,218
Cash and cash equivalents	220	436
Short-term investments under securities loan agreements, including collateral delivered	939	808
Accrued investment income	289	285
Premiums receivable and reinsurance recoverable (net of allowance for credit losses of $6 as of 2022 and $0 as of 2021)	3,423	3,598
Deferred policy acquisition costs and Value of business acquired	1,539	409
Short-term loan to affiliate	—	130
Deferred income taxes	561	—
Due from affiliates	46	70
Other assets (net of allowance for credit loss of $3 as of 2022 and $0 as of 2021)	1,609	1,720
Assets held in separate accounts	77,639	96,964
Total assets	$114,334	$136,638

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2022 and 2021
(In millions, except share and per share data)

	As of December 31,
	2022	2021
Liabilities:
Future policy benefits and contract owner account balances	$33,257	$32,926
Payables under securities loan agreements, including collateral held	921	811
Due to affiliates	134	110
Derivatives	331	144
Deferred income taxes	—	227
Other liabilities	322	426
Liabilities related to separate accounts	77,639	96,964
Total liabilities	112,604	131,608

Commitments and Contingencies (Note 12)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2022 and 2021, respectively; $50 par value per share)	3	3
Additional paid-in capital	2,778	3,191
Accumulated other comprehensive income (loss)	(1,353)	1,423
Retained earnings (deficit)	302	413
Total shareholder's equity	1,730	5,030
Total liabilities and shareholder's equity	$114,334	$136,638

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2022, 2021 and 2020
(In millions)

	Year Ended December 31,
	2022	2021	2020
Revenues:
Net investment income	$1,619	$1,949	$1,858
Fee income	979	1,088	905
Premiums	18	(2,425)	32
Broker-dealer commission revenue	2	2	2
Net gains (losses)	(429)	166	(310)
Other revenue	39	38	(1)
Total revenues	2,228	818	2,486
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	763	(1,483)	1,049
Operating expenses	1,130	1,213	1,090
Broker-dealer commission expense	2	2	2
Net amortization of Deferred policy acquisition costs and Value of business acquired	49	97	192
Interest expense	1	—	1
Total benefits and expenses	1,945	(171)	2,334
Income (loss) before income taxes	283	989	152
Income tax expense (benefit)	(50)	163	(14)
Net income	$333	$826	$166

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2022, 2021 and 2020
(In millions)

	Year Ended December 31,
	2022	2021	2020
Net income (loss)	$333	$826	$166
Other comprehensive income (loss), before tax:
Unrealized gains (losses) on securities	(3,514)	(580)	748
Pension and other postretirement benefits liability	—	(1)	(1)
Other comprehensive income (loss), before tax	(3,514)	(581)	747
Income tax expense (benefit) related to items of other comprehensive income (loss)	(738)	(122)	157
Other comprehensive income (loss), after tax	(2,776)	(459)	590
Comprehensive income (loss)	$(2,443)	$367	$756

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2022, 2021 and 2020
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2020	$3	$2,873	$1,292	$275	$4,443
Adjustment for adoption of ASU 2016-13	—	—	—	(8)	(8)
Comprehensive income (loss):
Net income (loss)	—	—	—	166	166
Other comprehensive income (loss), after tax	—	—	590	—	590
Total comprehensive income (loss)					756
Dividends paid and distributions of capital	—	—	—	(294)	(294)
Balance as of December 31, 2020	3	2,873	1,882	139	4,897
Comprehensive income (loss):
Net income (loss)	—	—	—	826	826
Other comprehensive income (loss), after tax	—	—	(459)	—	(459)
Total comprehensive income (loss)					367
Dividends paid and distributions of capital	—	—	—	(552)	(552)
Contribution of capital	—	318	—	—	318
Balance as of December 31, 2021	3	3,191	1,423	413	5,030
Net income (loss)	—	—	—	333	333
Other comprehensive income (loss), after tax	—	—	(2,776)	—	(2,776)
Total comprehensive income (loss)					(2,443)
Dividends paid and distributions of capital	—	(413)	—	(444)	(857)
Balance as of December 31, 2022	$3	$2,778	$(1,353)	$302	$1,730

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2022, 2021 and 2020
(In millions)

	Year Ended December 31,
	2022	2021	2020
Cash Flows from Operating Activities:
Net income (loss)	$333	$826	$166
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Deferred income tax (benefit) expense	(50)	208	(20)
Net (gains) losses	429	(166)	310
(Gains) losses on limited partnerships/corporations	34	(147)	(23)
Changes in operating assets and liabilities:
Deferred policy acquisition costs, value of business acquired and sales inducements, net	(10)	39	135
Premiums receivable and reinsurance recoverable	169	(83)	85
Other receivables and asset accruals	—	14	10
Future policy benefits, claims reserves and interest credited	488	705	757
Due to/from affiliates	48	33	(21)
Other payables and accruals	(123)	61	(84)
Other, net	(3)	(26)	(9)
Net cash provided by operating activities	1,315	1,464	1,306
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$5,351	$4,865	$3,487
Equity securities	5	158	145
Mortgage loans on real estate	597	606	403
Limited partnerships/corporations	82	318	104
Acquisition of:
Fixed maturities	(6,084)	(5,776)	(4,988)
Equity securities	—	(178)	(178)
Mortgage loans on real estate	(588)	(690)	(433)
Limited partnerships/corporations	(179)	(238)	(158)
Short-term investments, net	(248)	15	(15)
Derivatives, net	264	(54)	46
Short-term loan to affiliate, net	130	523	(584)
Receipts on deposit asset contracts	119	70	—
Other, net	7	(50)	24
Net cash used in investing activities	(544)	(431)	(2,147)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$4,388	$4,281	$5,197
Maturities and withdrawals from investment contracts	(4,530)	(4,718)	(4,220)
Dividends paid and distributions of capital	(857)	(552)	(294)
Capital contribution from parent	—	20	—
Other, net	12	12	6
Net cash (used in) provided by financing activities	(987)	(957)	689
Net increase (decrease) in cash and cash equivalents	(216)	76	(152)
Cash and cash equivalents, beginning of period	436	360	512
Cash and cash equivalents, end of period	$220	$436	$360

Supplemental disclosure of cash flow information:
Income taxes paid (received), net	$46	$(92)	$2
Noncash capital contribution from parent	—	298	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, the "Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia, Guam, Puerto Rico and the Virgin Islands.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc. ("Voya Financial").

The Company derives its revenue mainly from (a) Investment income earned on investments, (b) Fee income generated from separate account assets supporting variable options under variable annuity contract investments, as designated by contract owners, (c) Premiums, (d) Net gains (losses) on investments and changes in fair value of embedded derivatives on product guarantees, and (e) Other revenue which includes certain other fees. The Company's benefits and expenses primarily consist of (a) Interest credited and other benefits to contract owners/policyholders, (b) Operating expenses, which include expenses related to the selling and servicing of the various products offered by us and other general business expenses, and (c) Amortization of Deferred acquisition costs ("DAC") and Value of business acquired ("VOBA"). In addition, the Company collects broker-dealer commission revenues through Voya Financial Partners, LLC ("VFP"), which are, in turn, paid to broker-dealers and expensed.

The Company offers qualified and non-qualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as non-qualified deferred compensation plans and related services. The Company's products are offered primarily to public and private school systems, higher education institutions, hospitals and healthcare facilities, not-for-profit organizations, state and local governments, small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts ("GICs") and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions to better align business activities to the Company's priorities. This business was transferred as part of the Individual Life Transaction described below. The Company's products are generally distributed through independent brokers and advisors, third-party administrators and consultants.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. The Company's products also include programs offered to qualified plans and non-qualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where the Company may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

On January 4, 2021, VRIAC's ultimate parent, Voya Financial, completed a series of transactions pursuant to a Master Transaction Agreement (the “Resolution MTA”) entered into on December 18, 2019 with Resolution Life U.S. Holdings Inc. (“Resolution Life US”), pursuant to which Resolution Life US acquired all of the shares of the capital stock of several of Voya Financial's subsidiaries, including Security Life of Denver Company ("SLD"). Refer to the Reinsurance Note for additional information on the reinsurance transactions associated with the Resolution MTA.

Effective as of March 1, 2021, VRIAC acquired 49.9% of the issued and outstanding common stock of Voya Special Investments, Inc. from Voya Financial. The investment has been accounted for as an equity method investment and recognized within Other investments in Consolidated Balance Sheets. Also, effective as of March 1, 2021, the Company acquired $80 of

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

SLD issued surplus notes and $73 of Resolution (Life U.S. Intermediate Holdings Ltd.) issued preferred shares from affiliated entities, which were received in connection with the Individual Life Transaction.

On June 9, 2021, Voya Financial completed the sale of the independent financial planning channel of Voya Financial Advisors, Inc. ("VFA") to Cetera Financial Group, Inc. (“Cetera”), one of the nation’s largest networks of independently managed broker-dealers. VFA is one of the channels through which VRIAC distributes its products. In connection with this transaction, VFA transferred more than 800 independent financial professionals serving retail customers with approximately $38 billion in assets under advisement to Cetera, while retaining approximately 500 field and phone-based financial professionals who support our business.

Impairment of Long-lived Assets

The carrying value of long-lived assets is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. An impairment loss is recognized whenever the carrying amount of an asset exceeds its estimated fair value. The amount of the impairment loss is calculated as the excess of the asset’s carrying value over its fair value. During the second quarter of 2022, the Company had a triggering event related to a decrease in the market price of its office building. Consequently, the Company determined its fair value, based on an appraisal, to be lower than its carrying value. As a result, the Company recognized an impairment loss of $32, which is included in Operating expenses in the Consolidated Statements of Operations for the year ended December 31, 2022.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, VFP, Voya Institutional Plan Services ("VIPS"), and Voya Retirement Advisors ("VRA"). Intercompany transactions and balances have been eliminated.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. The inputs into the Company's estimates and assumptions consider the economic implications of COVID-19 on the Company's critical and significant accounting estimates. Those estimates are inherently subject to change and actual results could differ from those estimates, and the differences may be material to the Consolidated Financial Statements.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Reserves for future policy benefits;
•DAC and VOBA;
•Valuation of investments and derivatives;
•Investment impairments;
•Income taxes; and
•Contingencies.

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company measures its equity securities at fair value and recognizes any changes in fair value in net income.

The Company's fixed maturities are generally designated as available-for-sale. In addition, the Company has fixed maturities accounted for using the fair value option ("FVO"), and in the second quarter of 2021, the Company established a trading portfolio of fixed maturity debt securities. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income ("AOCI") and presented net of related changes in DAC, VOBA and Deferred income taxes. Trading securities are valued at fair value, with the changes in fair value recorded in Net gains (losses) and interest income recorded in Net investment income in the Consolidated Statements of Operations. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Net gains (losses). Changes in fair value associated with derivatives purchased to hedge CMOs are also recorded in Net gains (losses).

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, net of allowance for credit losses. Amortized cost is the principal balance outstanding, net of deferred loan fees and costs. Accrued interest receivable is reported in Accrued investment income on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. Included in the factor-based method are the consideration of debt type, capital market factors, and market vacancy rates, and loan-specific risk characteristics such as debt service coverage ratios (“DSC”), loan-to-value (“LTV”), collateral size, seniority of the loan, segmentation, and property types.

The allowance for credit losses is a valuation account that is deducted from the loans’ amortized cost basis to present the net amount expected to be collected on the loans. The change in the allowance for credit losses is recorded in Net gains (losses). Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed. Expected recoveries do not exceed the aggregate of amounts previously written-off and expected to be written-off.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial mortgage loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

For those mortgages that are determined to require foreclosure, expected credit losses are based on the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consist primarily of private equity and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Other Investments: Other investments are comprised primarily of the Company's investment in outstanding common stock of an affiliate, Voya Special Investments, Inc., which is accounted for as an equity method investment. Other investments also include Federal Home Loan Bank ("FHLB") stock and property obtained from foreclosed mortgage loans, as well as other miscellaneous investments. The Company is a member of the FHLB system and is required to own a certain amount of FHLB

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

stock based on the level of borrowings and other factors. FHLB stock is carried at cost, classified as a restricted security and periodically evaluated for impairment based on ultimate recovery of par value.

Securities Pledged: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at an agreed-upon percentage of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss. See also Repurchase Agreements below.

Investment Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether a decline in fair value below the amortized cost basis has resulted from credit loss or other factors. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. A severe unrealized loss position on a fixed maturity may not have any impact on (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net gains (losses) as impairments in the Consolidated Statements of Operations.

For available-for-sale securities that do not meet the intent impairment criteria but the Company has determined that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss allowance is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit losses is recognized in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs in determining whether a credit loss exists:

•When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.
•Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.
•When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.
•The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

Changes in the allowance for credit losses are recorded in Net gains (losses) as impairments. Losses are charged against the allowance when the Company believes the uncollectability of an available-for-sale security is confirmed or when either of the criteria regarding intent or requirement to sell is met.

Accrued interest receivable on available-for-sale securities is excluded from the estimate of credit losses. The Company evaluates the collectability of accrued interest receivable as part of its quarterly impairment evaluation of available-for-sale investments. Losses are recorded in Net investment income when the Company believes the uncollectability of the accrued interest receivable is confirmed.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago Mercantile Exchange ("CME") rules related to the variation margin payments, the Company is required to adjust the derivative balances with the variation margin payments related to its cleared derivatives executed through CME.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Net gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is recorded in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.
•Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is reported as a component of AOCI. Those amounts are subsequently reclassified to earnings when the hedged item affects earnings, and are reported in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. The ineffective portion of a hedging relationship subject to hedge accounting is recognized in Net gains (losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Net gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date, or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Net gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Net gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Net gains (losses). Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Net gains (losses).

In addition, the Company previously had coinsurance with funds withheld reinsurance arrangements that were recaptured in March 2020, accounted for under the deposit method, that contained embedded derivatives, the fair value of which was based on the change in the fair value of the underlying assets held in trust. Changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

DAC/VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI. DAC/VOBA amortization is recorded in Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Amortization Methodologies
The Company amortizes DAC/VOBA related to deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC/ VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC/VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC/VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC/VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC/VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC/VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions may have a significant impact on DAC/VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's deferred annuity products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates an 8% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits include general account investment returns, crediting rates, expense and fees as well as policyholder behavior assumptions such as premiums, surrenders and lapses.

Contract Costs Associated with Certain Financial Services Contracts

Contract cost assets represent costs incurred to obtain or fulfill a non-insurance contract that are expected to be recovered and, thus, have been capitalized and are subject to amortization. Capitalized contract costs include incremental costs of obtaining a contract and fulfillment costs that relate directly to a contract and generate or enhance resources of the Company that are used to satisfy performance obligations. Capitalized contract costs are amortized on a straight-line basis over the estimated lives of the contracts, which typically range from 5 to 15 years.

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Capitalized contract costs are included in Other assets on the Consolidated Balance Sheets, and costs expensed as incurred are included in Operating expenses in the Consolidated Statements of Operations.

As of December 31, 2022 and 2021, contract cost assets were $100 and $104, respectively. For the years ended December 31, 2022, 2021 and 2020, amortization expenses of $22, $23 and $23, respectively, were recorded in Operating expenses in the Consolidated Statements of Operations. There was no impairment loss in relation to the contract costs capitalized.

Future Policy Benefits and Contract Owner Account Balances

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 2.3% to 5.5%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, as follows:

•Account balances for funding agreements with fixed maturities are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.
•Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and range up to 4.2%. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.
•For fixed-indexed annuity ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

FIA: The Company issued FIA contracts that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances. Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Net gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the stabilizer ("Stabilizer") products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Net gains (losses).

The estimated fair value of the Stabilizer embedded derivative and MCG stand-alone derivative is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative (collectively, "guaranteed benefit derivatives") include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•Such separate accounts are legally recognized;
•Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
•Investments are directed by the contract owner or participant; and
•All investment performance, net of contract fees and assessments, is passed through to the contract owner.

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. The underlying investments include mutual funds, short term investments, cash and fixed maturities. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is generally invested in short-term investments, which are included in Short-term investments under securities loan agreements, including collateral delivered, with the offsetting obligation to repay the loan included within Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets.

Recognition of Revenue

Insurance Revenue and Related Benefits
Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income in the Consolidated Statements of Operations. Surrender charges are reported in Other revenue in the Consolidated Statements of Operations. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Financial Services Revenue
Revenue for various financial services is measured based on consideration specified in a contract with a customer and is recognized when the Company has satisfied a performance obligation. For advisory and recordkeeping and administration ("R&A") services, the Company recognizes revenue as services are provided, generally over time. For distribution and shareholder servicing , the Company recognizes revenue as related consideration is received and provides distribution services at a point in time and shareholder services over time. Contract terms are typically less than one year, and consideration is

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

variable. For a description of principal activities from which the Company generates revenue, see the Business section above for further information. Revenue for various financial service is recorded in Fee income and Other revenue in the Consolidated Statements of Operations.

Financial services revenue is disaggregated by type of service in the following table:

	Year Ended December 31,
	2022	2021	2020
Advisory and R&A	$473	$514	$423
Distribution and shareholder servicing	75	$90	79
Total financial services revenue	548	604	502
Revenue from other sources (1)	470	522	402
Total Fee income and Other revenue	$1,018	$1,126	$904
(1) Primarily consists of revenue from insurance contracts and financial instruments.

For the years ended December 31, 2022, 2021 and 2020, a portion of the revenue recognized in the current period from distribution services is related to performance obligations satisfied in previous periods. Receivables of $90 and $107 are included in Other assets on the Consolidated Balance Sheets as of December 31, 2022 and 2021, respectively.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, (b) the provision for income taxes and (c) the deferred income tax assets and liabilities.

The provision for income taxes is based on income and expense reported in the financial statements after adjustments for permanent differences between our financial statements and consolidated federal income tax return. Permanent differences include the dividends received deduction. As a result of permanent differences, the effective tax rate reflected in the financial statements may be different than the actual rate in the income tax return. Current income tax receivable or payable is recognized within Other assets or Other liabilities, respectively, in the Consolidated Balance Sheets.

Temporary differences between the Company's financial statements and income tax return create deferred tax assets and liabilities. Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company's deferred tax assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including the nature and character of the deferred tax assets and liabilities, the amount and character of book income or losses in recent years, projected future taxable income and future reversals of temporary differences, tax planning strategies we would employ to avoid a tax benefit from expiring unused, and the length of time carryforwards can be utilized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not to be sustained under examination by the applicable taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the applicable taxing authority. For items that meet the more-likely-than-not recognition threshold, the Company measures the tax position as the largest amount of benefit that is more than 50% likely to be realized upon ultimate resolution with the applicable tax authority that has full knowledge of all relevant information.

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded in Premiums receivable and reinsurance recoverable or Other liabilities, as appropriate, on the Consolidated Balance Sheets.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets.

As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Operating expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Reinsurance recoverable and deposit asset balances are reported net of the allowance for credit losses in the Company’s Consolidated Balance Sheets. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. Included in the factor-based method are the consideration of capital market factors, counterparty financial information and ratings, and reinsurance agreement-specific risk characteristics such as collateral type, collateral size, and covenant strength.

The allowance for credit losses is a valuation account that is deducted from the reinsurance recoverable balance to present the net amount expected to be collected on the reinsurance recoverable. The change in the allowance for credit losses is recorded in Policyholder benefits in the Consolidated Statements of Operations.

Current reinsurance recoverable balances deemed probable of recovery and payable balances under reinsurance agreements are included in Premiums receivable and reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Employee Benefits Plans

The Company, in conjunction with Voya Services Company, sponsors non-qualified defined benefit pension plans covering eligible employees, sales representatives and other individuals.

A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in respect of non-qualified defined benefit pension plans is the present value of the projected pension benefit obligation ("PBO") at the balance sheet date, together with adjustments for unrecognized past service costs. This liability is included in Other liabilities on the Consolidated Balance Sheets. The PBO is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The Company recognizes the funded status of the PBO for pension plans on the Consolidated Balance Sheets.

Net periodic benefit cost for the non-qualified defined benefit pension plans is determined using management estimates and actuarial assumptions to derive service cost and interest cost for a particular year and is included in Operating expenses in the Consolidated Statements of Operations. The obligations and expenses associated with these plans require use of assumptions, such as discount rate and rate of future compensation increases and healthcare cost trend rates, as well as assumptions regarding participant demographics, such as age of retirement, withdrawal rates and mortality. Management determines these assumptions based on a variety of factors, such as currently available market and industry data and expected benefit payout streams. Actual results could vary significantly from assumptions based on changes, such as economic and market conditions, demographics of participants in the plans and amendments to benefits provided under the plans. These differences may have a significant effect on the Company's Consolidated Financial Statements and liquidity. Actuarial gains (losses) are immediately recognized in Operating expenses in the Consolidated Statements of Operations.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Adoption of New Pronouncements

The following table provides a description of the Company's adoption of new Accounting Standard Updates ("ASUs") issued by the Financial Accounting Standards Board ("FASB") and the impact of the adoption on the Company's financial statements:

Standard	Description of Requirements	Effective Date and Method of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU 2020-04, Reference Rate Reform
This standard, issued in March 2020, provides temporary optional expedients and exceptions for applying U.S. GAAP principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met.
The amendments were effective as of March 12, 2020, the issuance date of the ASU. An entity may elect to apply the amendments prospectively through December 31, 2024.	In the fourth quarter of 2022, the Company
elected to apply the optional expedient provided in ASU 2020-04 for qualifying contract modifications. To date, adoption of the guidance has not had a material impact on the Company’s financial condition and results of operations. The Company will continue to evaluate the impacts of reference rate reform on contract modifications and hedging relationships as transition progresses.
ASU 2016-13, Measurement of Credit Losses on Financial Instruments
This standard, issued in June 2016:
•Introduces a new current expected credit loss ("CECL") model to measure impairment on certain types of financial instruments,
•Requires an entity to estimate lifetime expected credit losses, under the new CECL model, based on relevant information about historical events, current conditions, and reasonable and supportable forecasts,
•Modifies the impairment model for available-for-sale debt securities, and
•Provides a simplified accounting model for purchased financial assets with credit deterioration since their origination.

In addition, the FASB issued various amendments during 2018, 2019, and 2020 to clarify the provisions of ASU 2016-13.
January 1, 2020, using the modified retrospective method for financial assets measured at amortized cost and the prospective method for available-for-sale debt securities.
The Company recorded a $8 decrease, net of tax, to Unappropriated retained earnings as of January 1, 2020 for the cumulative effect of adopting ASU 2016-13. The transition adjustment includes recognition of an allowance for credit losses of $12 related to mortgage loans, net of the effect of DAC/VOBA and other intangibles of $2 and deferred income taxes of $2.

The provisions that required prospective adoption had no effect on the Company's financial condition, results of operations, or cash flows.

In addition, disclosures have been updated to reflect accounting policy changes made as a result of the implementation of ASU
2016-13. (See the Significant Accounting Policies section.)

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Future Adoption of Accounting Pronouncements

The following table provides a description of future adoptions of new accounting standards that may have an impact on the Company's financial statements when adopted:

Standard	Description of Requirements	Effective Date and Transition Provisions	Effect on the Financial Statements or Other Significant Matters
ASU 2022-03, Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions	This standard, issued in June
2022, clarifies that
contractual restrictions on
equity security sales are not
considered part of the
security unit of account and,
therefore, are not considered
in measuring fair value. In
addition, the restrictions
cannot be recognized and
measured as separate units of
account. Disclosures on such
restrictions are also required.
The amendments are
effective for fiscal years
beginning after
December 15, 2023,
including interim
periods within those
fiscal years, and are
required to be applied
prospectively, with any
adjustments from the
adoption recognized in
		earnings and disclosed.	The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2022-03.
ASU 2022-02, Troubled Debt Restructurings ("TDRs") and Vintage Disclosures	This standard, issued in March 2022, eliminates the accounting guidance on troubled debt restructurings for creditors, requires enhanced disclosures for creditors about loan modifications when a borrower is experiencing financial difficulty, and requires public business entities to include current-period gross write-offs in the vintage disclosure tables.	The amendments are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Entities have the option to apply the amendments involving the recognition and measurement of TDRs using a modified retrospective transition method; the other amendments are required to be applied prospectively.	The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2022-02.

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

ASU 2018-12, Targeted Improvements to the Accounting for Long- Duration Contracts
This standard, issued in August 2018, changes the measurement and disclosures of insurance liabilities and DAC for long-duration contracts issued by insurers. In addition to expanded disclosures, the standard’s requirements include:
•Annual review and, if
necessary, update of cash flow assumptions used to measure the liability for future policy benefits for nonparticipating traditional and limited payment insurance contracts. The effect of updating cash flow assumptions will be measured on a retrospective catch-up basis and presented in the Statement of Operations in the period in which the update is made. The rate used to discount these liabilities will be required to be updated quarterly, with related changes in the liability recorded in AOCI.
•Fair value measurement of contract guarantee features qualifying as Market Risk Benefits ("MRB"), with changes in fair value recognized in the Statement of Operations, except for changes in the instrument specific credit risk, which will be recorded in AOCI.
•Amortization of DAC on a constant level basis over the expected term of the contracts, without reference to revenue or profitability. Elimination of adjustments in AOCI related to DAC and balances amortized on a basis consistent with DAC. DAC will no longer be subjected to loss recognition testing.
The amendments are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Initial adoption for the liability for future policy benefits and DAC is required to be reported using either a full retrospective or modified retrospective approach. For market risk benefits, full retrospective application is required.
Evaluation of the implications of these requirements and related potential financial statement impacts is continuing, in accordance with an established governance framework and implementation plan, which includes design and testing of internal controls related to new processes. The Company has elected to apply a modified retrospective transition method for the liability for future policy benefits and DAC.

The Company expects the January 1, 2021 transition impact will increase Total shareholder’s equity by approximately $0.6 billion primarily driven by a positive impact to AOCI resulting from the reversal of DAC/VOBA balances of approximately $1.0 billion after tax, offset by an unfavorable impact to AOCI of approximately $0.3 billion after tax resulting from the remeasurement of Future policy benefits and Reinsurance recoverable using January 1, 2021 discount rates. The expected transition effect on Total shareholder's equity will also include an unfavorable impact on Retained earnings (deficit) of approximately $0.1 billion after tax associated with the establishment of MRB liabilities related to guaranteed minimum benefits on certain deferred annuity contracts.

The majority of the ASU 2018-12 transition impact of approximately $0.3 billion associated with Future policy benefits and Reinsurance recoverable and approximately 20% of the $0.1 billion transition impact associated with the establishment of MRB liabilities are related to business that was reinsured to Resolution Life US in January 2021.

The ultimate effects the standard will have on the financial statements are highly dependent on policyholder behavior, actuarial assumptions and macroeconomic conditions, particularly interest rates and spreads, which may materially change ASU 2018-12-related equity impacts in periods subsequent to transition. The Company estimates the impact of ASU 2018-12 will shift to a reduction of Total shareholder’s equity of between $0.8 billion to $1.0 billion as of September 30, 2022. The change from transition is primarily related to a negative impact in AOCI of approximately $1.5 billion resulting from the reversal of DAC/VOBA balances, which have declined significantly since January 2021 due to increases in interest rates and spreads. While rising interest rates since January 1, 2021 will result in a less unfavorable impact on AOCI due to remeasurement of the liability for Future policy benefits, this will be materially offset by the impact from remeasurement of Reinsurance recoverable.

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities

Available-for-sale and fair value option ("FVO") fixed maturities were as follows as of December 31, 2022:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	Allowance for credit losses
Fixed maturities:
U.S. Treasuries	$404	$4	$31	$—	$377	$—
U.S. Government agencies and authorities	33	—	3	—	30	—
State, municipalities and political subdivisions	691	1	92	—	600	—
U.S. corporate public securities	6,938	32	1,032	—	5,938	—
U.S. corporate private securities	3,885	11	328	—	3,568	—
Foreign corporate public securities and foreign governments(1)	2,380	9	317	—	2,066	6
Foreign corporate private securities(1)	2,617	6	184	—	2,438	1
Residential mortgage-backed securities	3,023	21	153	2	2,893	—
Commercial mortgage-backed securities	2,978	—	379	—	2,599	—
Other asset-backed securities	1,418	1	109	—	1,310	—
Total fixed maturities, including securities pledged	24,367	85	2,628	2	21,819	7
Less: Securities pledged	894	3	105	—	792	—
Total fixed maturities	$23,473	$82	$2,523	$2	$21,027	$7
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Net gains (losses) in the Consolidated Statements of Operations.

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2021:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	Allowance for credit losses
Fixed maturities:
U.S. Treasuries	$554	$137	$—	$—	$691	$—
U.S. Government agencies and authorities	20	—	—	—	20	—
State, municipalities and political subdivisions	716	88	1	—	803	—
U.S. corporate public securities	7,314	994	39	—	8,269	—
U.S. corporate private securities	3,620	334	15	—	3,939	—
Foreign corporate public securities and foreign governments(1)	2,352	253	14	—	2,591	—
Foreign corporate private securities(1)	2,563	188	1	—	2,703	47
Residential mortgage-backed securities	3,081	97	20	7	3,164	1
Commercial mortgage-backed securities	2,766	130	15	—	2,881	—
Other asset-backed securities	1,341	16	6	—	1,351	—
Total fixed maturities, including securities pledged	24,327	2,237	111	7	26,412	48
Less: Securities pledged	725	74	—	—	799	—
Total fixed maturities	$23,602	$2,163	$111	$7	$25,613	$48
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Net gains (losses) in the Consolidated Statements of Operations.

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2022, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. Mortgage-backed securities ("MBS") and Other asset-backed securities ("ABS") are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$543	$537
After one year through five years	3,223	3,046
After five years through ten years	3,345	3,091
After ten years	9,837	8,343
Mortgage-backed securities	6,001	5,492
Other asset-backed securities	1,418	1,310
Fixed maturities, including securities pledged	$24,367	$21,819

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2022 and 2021, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's Total Shareholder's Equity.

The following tables present the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2022
Communications	$911	$8	$117	$802
Financial	3,155	16	406	2,765
Industrial and other companies	6,344	10	774	5,580
Energy	1,486	11	131	1,366
Utilities	2,665	9	291	2,383
Transportation	915	1	100	816
Total	$15,476	$55	$1,819	$13,712

December 31, 2021
Communications	$883	$154	$2	$1,035
Financial	2,713	275	13	2,975
Industrial and other companies	7,004	713	26	7,691
Energy	1,385	216	14	1,587
Utilities	2,658	310	10	2,958
Transportation	854	71	1	924
Total	$15,497	$1,739	$66	$17,170

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and reported at fair value with changes in the fair value recorded in Net gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2022 and 2021, approximately 46.9% and 45.1%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Repurchase Agreements

As of December 31, 2022 and 2021, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

The Company engages in securities lending whereby the initial collateral is required at a minimum rate of 102% of the market value of the loaned securities.  The lending agent retains the collateral and invests it in high quality liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss. As of December 31, 2022 and 2021, the fair value of loaned securities was $690 and $739, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

If cash is received as collateral, the lending agent retains the cash collateral and invests it in short-term liquid assets on behalf of the Company. As of December 31, 2022 and 2021, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $615 and $677, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2022 and 2021, liabilities to return collateral of $615 and $677, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

The Company accepts non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected on the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2022 and 2021, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $103 and $87, respectively.

The following table presents borrowings under securities lending transactions by asset class pledged as of the dates indicated:

	December 31, 2022	December 31, 2021
U.S. Treasuries	$51	$42
U.S. corporate public securities	466	479
Foreign corporate public securities and foreign governments	201	243
Payables under securities loan agreements	$718	$764

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value and ownership interest of these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including Residential mortgage-backed securities ("RMBS"), Commercial mortgage-backed securities ("CMBS") and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and does not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Fair Value Measurements Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO, for which changes in fair value are reflected in Net gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

Allowance for credit losses

The following table presents a rollforward of the allowance for credit losses on available-for-sale fixed maturity securities for the period presented:

	Year Ended December 31, 2022
	Residential mortgage-backed securities	Foreign corporate public securities and foreign governments	Foreign corporate private securities	Total
Balance as of January 1, 2022	$1	$—	$47	$48
Credit losses on securities for which credit losses were not previously recorded	—	6	—	6
Reductions for securities sold during the period	—	—	(49)	(49)
Increase (decrease) on securities with allowance recorded in previous period	(1)	—	3	2
Balance as of December 31, 2022	$—	$6	$1	$7

	Year Ended December 31, 2021
	Residential mortgage-backed securities	Foreign corporate private securities	Other asset-backed securities	Total
Balance as of January 1, 2021	$1	$11	$2	$14
Credit losses on securities for which credit losses were not previously recorded	1	35	—	36
Reductions for securities sold during the period	—	—	—	—
Increase (decrease) on securities with allowance recorded in previous period	(1)	1	(2)	(2)
Balance as of December 31, 2021	$1	$47	$—	$48

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

The following table presents available-for-sale fixed maturities, including securities pledged, for which an allowance for credit losses has not been recorded by market sector and duration as of December 31, 2022:

	Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost			Total
	Fair Value	Unrealized Capital Losses	Number of securities	Fair Value	Unrealized Capital Losses	Number of securities	Fair Value	Unrealized Capital Losses	Number of securities
U.S. Treasuries	$223	$30	18	$2	$1	3	$225	$31	21
U.S. Government, agencies and authorities	30	3	3	—	—	—	30	3	3
State, municipalities and political subdivisions	545	85	276	15	7	16	560	92	292
U.S. corporate public securities	4,290	613	901	998	419	360	5,288	1,032	1,261
U.S. corporate private securities	2,819	264	312	331	64	32	3,150	328	344
Foreign corporate public securities and foreign governments	1,509	201	348	298	116	93	1,807	317	441
Foreign corporate private securities	2,203	173	200	52	11	6	2,255	184	206
Residential mortgage-backed	1,065	78	441	328	75	215	1,393	153	656
Commercial mortgage-backed	1,792	252	373	759	127	189	2,551	379	562
Other asset-backed	912	68	281	360	41	155	1,272	109	436
Total	$15,388	$1,767	3,153	$3,143	$861	1,069	$18,531	$2,628	4,222
.
The Company concluded that an allowance for credit losses was unnecessary for these securities because the unrealized losses are not credit related.

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents available-for-sale fixed maturities, including securities pledged, for which an allowance for credit losses has not been recorded by market sector and duration as of December 31, 2021:

	Twelve Months or Less Below Amortized Cost				More Than Twelve Months Below Amortized Cost				Total
	Fair Value	Unrealized Capital Losses		Number of Securities	Fair Value	Unrealized Capital Losses		Number of Securities	Fair Value	Unrealized Capital Losses		Number of Securities
U.S. Treasuries	$7	$—	*	4	$7	$—	*	2	$14	$—	*	6
State, municipalities and political subdivisions	33	1		21	—	—		—	33	1		21
U.S. corporate public securities	1,237	32		290	110	7		138	1,347	39		428
U.S. corporate private securities	325	2		35	94	13		8	419	15		43
Foreign corporate public securities and foreign governments	425	13		90	21	1		17	446	14		107
Foreign corporate private securities	54	1		7	10	—	*	1	64	1		8
Residential mortgage-backed	400	11		181	241	9		96	641	20		277
Commercial mortgage-backed	780	8		178	155	7		27	935	15		205
Other asset-backed	577	4		183	70	2		48	647	6		231
Total	$3,838	$72		989	$708	$39		337	$4,546	$111		1,326
*Less than $1.

Based on the Company's quarterly evaluation of its securities in a unrealized loss position, described below, the Company concluded that these securities were not impaired as of December 31, 2022. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases.

Gross unrealized capital losses on fixed maturities, including securities pledged, increased $2,517 from $111 to $2,628 for the year ended December 31, 2022. The change in gross unrealized capital losses was driven primarily by sharply higher interest rates across the yield curve and moderately wider credit spreads. As of December 31, 2022, $6 of the total $2,628 of gross unrealized losses were from 9 available-for-sale fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for 12 months or greater.

Evaluating Securities for Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities in accordance with its impairment policy in order to evaluate whether such investments are impaired.

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2022			2021			2020
	Impairment		No. of Securities	Impairment		No. of Securities	Impairment		No. of Securities
State municipalities, and political subdivisions	$—		—	$—		—	$—	*	6
U.S. corporate public securities	—		—	—		—	12		43
U.S. corporate private securities	—		—	—		—	—	*	2
Foreign corporate public securities and foreign governments(1)	—	*	1	—		—	1		22
Foreign corporate private securities(1)	—		—	—		—	—	*	7
Residential mortgage-backed	17		83	2		13	3		44
Commercial mortgage-backed	—	*	2	—	*	1	20		106
Other asset-backed	—		—	—		—	1		61
Total	$17		86	$2		14	$37		291
(1) Primarily U.S. dollar denominated.
*Less than $1.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific credit allowance recorded in connection with the troubled debt restructuring. A credit allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2022, the Company did not have any new commercial mortgage loan troubled debt restructurings. For the year ended December 31, 2022, the Company had six new private placement troubled debt restructurings with a pre and post modification carrying value of $91 and $67, respectively. As of December 31, 2021, the Company had no commercial mortgage loan troubled debt restructurings or new private placement troubled debt restructurings.

For the years ended December 31, 2022 and 2021, the Company did not have any private placements modified in a troubled debt restructuring with a subsequent payment default or commercial mortgage loans modified in a troubled debt restructuring with a subsequent payment default.

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Mortgage Loans on Real Estate

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific performance, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property’s net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.
The following tables present commercial mortgage loans by year of origination and LTV ratio as of the dates indicated. The information is updated as of December 31, 2022 and 2021, respectively.

	As of December 31, 2022
	Loan-to-Value Ratios
Year of Origination	0% - 50%	>50% - 60%	>60% - 70%	>70% - 80%	>80% and above	Total
2022	$210	$283	$63	$—	$—	$556
2021	187	229	239	10	—	665
2020	98	170	24	10	—	302
2019	167	72	20	—	—	259
2018	123	34	3	—	—	160
2017	510	189	4	—	—	703
2016 and prior	1,356	210	16	—	—	1,582
Total	$2,651	$1,187	$369	$20	$—	$4,227

	As of December 31, 2021
	Loan-to-Value Ratios
Year of Origination	0% - 50%	>50% - 60%	>60% - 70%	>70% - 80%	>80% and above	Total
2021	$215	$273	$182	$—	$—	$670
2020	114	202	69	—	—	385
2019	150	145	61	—	—	356
2018	127	43	3	—	—	173
2017	543	202	3	—	—	748
2016 and prior	1,451	434	16	—	—	1,901
Total	$2,600	$1,299	$334	$—	$—	$4,233

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present commercial mortgage loans by year of origination and DSC ratio as of the dates indicated. The information is updated as of December 31, 2022 and 2021, respectively.

	As of December 31, 2022
	Debt Service Coverage Ratios
Year of Origination	>1.5x	>1.25x - 1.5x	>1.0x - 1.25x	<1.0x	Total*
2022	$278	$89	$171	$18	$556
2021	212	24	248	181	665
2020	211	9	10	72	302
2019	161	40	53	5	259
2018	93	21	46	—	160
2017	415	77	64	147	703
2016 and prior	1,154	254	107	67	1,582
Total	$2,524	$514	$699	$490	$4,227
*No commercial mortgage loans were secured by land or construction loans

	As of December 31, 2021
	Debt Service Coverage Ratios
Year of Origination	>1.5x	>1.25x - 1.5x	>1.0x - 1.25x	<1.0x	Total*
2021	$556	$23	$34	$57	$670
2020	342	15	23	5	385
2019	206	43	84	23	356
2018	96	3	49	25	173
2017	355	139	93	161	748
2016 and prior	1,505	154	166	76	1,901
Total	$3,060	$377	$449	$347	$4,233
*No commercial mortgage loans were secured by land or construction loans

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the commercial mortgage loans by year of origination and U.S. region as of the dates indicated. The information is updated as of December 31, 2022 and 2021, respectively.

	As of December 31, 2022
	U.S. Region
Year of Origination	Pacific	South Atlantic	Middle Atlantic	West South Central	Mountain	East North Central	New England	West North Central	East South Central	Total
2022	$114	$115	$46	$87	$101	$73	$1	$1	$18	$556
2021	79	53	112	139	97	117	9	37	22	665
2020	64	143	14	14	8	30	—	6	23	302
2019	47	73	6	54	34	5	14	10	16	259
2018	28	55	49	7	7	9	—	5	—	160
2017	84	81	277	125	43	53	4	36	—	703
2016 and prior	401	385	330	71	129	139	30	80	17	1,582
Total	$817	$905	$834	$497	$419	$426	$58	$175	$96	$4,227

	As of December 31, 2021
	U.S. Region
Year of Origination	Pacific	South Atlantic	Middle Atlantic	West South Central	Mountain	East North Central	New England	West North Central	East South Central	Total
2021	$79	$58	$120	$132	$96	$118	$9	$36	$22	$670
2020	70	159	25	33	34	30	1	12	21	385
2019	48	106	10	103	34	12	15	11	17	356
2018	32	60	53	8	6	9	—	5	—	173
2017	87	82	311	129	44	55	4	36	—	748
2016 and prior	438	437	414	92	179	165	52	99	25	1901
Total	$754	$902	$933	$497	$393	$389	$81	$199	$85	$4,233

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the commercial mortgage loans by year of origination and property type as of the dates indicated. The information is updated as of December 31, 2022 and 2021, respectively.

	As of December 31, 2022
	Property Type
Year of Origination	Retail	Industrial	Apartments	Office	Hotel/Motel	Other	Mixed Use	Total
2022	$72	$227	$216	$25	$10	$6	$—	$556
2021	23	144	382	100	—	8	8	665
2020	50	48	80	124	—	—	—	302
2019	29	58	128	33	11	—	—	259
2018	34	69	30	11	—	16	—	160
2017	89	332	168	111	3	—	—	703
2016 and prior	544	288	288	261	45	117	39	1,582
Total	$841	$1,166	$1,292	$665	$69	$147	$47	$4,227

	As of December 31, 2021
	Property Type
Year of Origination	Retail	Industrial	Apartments	Office	Hotel/Motel	Other	Mixed Use	Total
2021	$24	$159	$368	$104	$—	$7	$8	$670
2020	51	72	124	138	—	—	—	385
2019	30	66	173	67	20	—	—	356
2018	35	72	31	15	3	17	—	173
2017	90	355	184	116	3	—	—	748
2016 and prior	631	408	335	280	63	144	40	1,901
Total	$861	$1,132	$1,215	$720	$89	$168	$48	$4,233

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	December 31, 2022	December 31, 2021
Allowance for credit losses, balance at January 1	$11	$67
Credit losses on mortgage loans for which credit losses were not previously recorded	2	1
Change in allowance due to transfer of loans from Voya Reinsurance portfolios to Resolution	—	(7)
Increase (decrease) on mortgage loans with allowance recorded in previous period	1	(50)
Provision for expected credit losses	14	11
Write-offs	—	—
Recoveries of amounts previously written-off	—	—
Allowance for credit losses, balance at December 31	$14	$11

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents past due commercial mortgage loans as of the dates indicated:

	December 31, 2022	December 31, 2021
Delinquency:
Current	$4,227	$4,233
30-59 days past due	—	—
60-89 days past due	—	—
Greater than 90 days past due	—	—
Total	$4,227	$4,233

Commercial mortgage loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. As of December 31, 2022, the Company had no commercial mortgage loan in non-accrual status. As of December 31, 2021, the Company had no commercial mortgage loan in non-accrual status. There was no interest income recognized on loans in non-accrual status for the years ended December 31, 2022 and 2021.

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
Fixed maturities	$1,411	$1,453	$1,603
Equity securities	10	12	9
Mortgage loans on real estate	181	179	200
Policy loans	8	8	12
Short-term investments and cash equivalents	4	3	2
Limited partnerships and other	77	364	107
Gross investment income	1,691	2,019	1,933
Less: investment expenses	72	70	75
Net investment income	$1,619	$1,949	$1,858
As of December 31, 2022, the Company had $8 of investments in fixed maturities that did not produce net investment income. For the year ended December 31, 2021, the Company had no investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Gains (Losses)

Net gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related impairment of investments. Net gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. Net gains (losses) also include changes in fair value of trading debt securities and changes in fair value of equity securities. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
Fixed maturities, available-for-sale, including securities pledged	$(23)	$515	$(23)
Fixed maturities, at fair value option	(576)	(562)	(257)
Equity securities, at fair value	(27)	6	3
Derivatives	185	(18)	49
Embedded derivatives - fixed maturities	(5)	(4)	—
Guaranteed benefit derivatives	17	35	(27)
Mortgage loans	—	99	(56)
Other investments	—	95	1
Net gains (losses)	$(429)	$166	$(310)

On June 1, 2021, the Company fully disposed of a 9.99% equity interest in VA Capital which was originally acquired as part of a Master Transaction Agreement dated December 20, 2017, related to the sale of substantially all of our Closed Block Variable Annuity (CBVA) and Annuity business. The disposition resulted in a net realized gain of $95 reported as Net gains (losses) in the Consolidated Statements of Operations.

Proceeds from the sale of fixed maturities, available-for-sale, and equity securities and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
Proceeds on sales	$3,601	$5,275	$1,512
Gross gains	68	538	85
Gross losses	76	8	59

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

3.    Derivative Financial Instruments

The Company primarily enters into the following types of derivatives:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Futures: The Company uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company may also use futures contracts as a hedge against an increase in certain equity indices.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2022			December 31, 2021
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$18	$—	$—	$18	$—	$—
Foreign exchange contracts	596	58	2	567	14	15
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	12,470	262	327	10,514	135	129
Foreign exchange contracts	45	2	—	34	—	—
Credit contracts	141	—	2	110	—	—
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments(2)	N/A	2	—	N/A	7	—
Within products(3)	N/A	—	8	N/A	—	28
Managed custody guarantees(3)	N/A	—	6	N/A	—	1
Total		$324	$345		$156	$173
(1) Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
(2) Included in Fixed maturities, available-for-sale, at fair value on the Consolidated Balance Sheets.
(3) Included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets.
N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2022 and 2021. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts are presented in the tables below as of the dates indicated:

	December 31, 2022
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$141	$—	$2
Foreign exchange contracts	641	60	2
Interest rate contracts	8,736	261	327
		321	331
Counterparty netting(1)		(263)	(263)
Cash collateral netting(1)		(51)	(64)
Securities collateral netting(1)		(6)	(1)
Net receivables/payables		$1	$3
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2021
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$110	$—	$—
Foreign exchange contracts	601	14	15
Interest rate contracts	9,576	135	129
		149	144
Counterparty netting(1)		(140)	(140)
Cash collateral netting(1)		(7)	(2)
Securities collateral netting(1)		(2)	(1)
Net receivables/payables		$—	$1
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets.

As of December 31, 2022, the Company held $50 and pledged $62 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2021, the Company held $8 and delivered $2 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2022, the Company delivered $102 of securities and held $7 securities as collateral. As of December 31, 2021, the Company delivered $60 of securities and held $2 securities as collateral.

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives qualifying for hedge accounting on the Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income are as follows for the periods indicated:

	Year Ended December 31
	2022		2021		2020
	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives: Qualifying for hedge accounting
Location of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	Net investment income	Net investment income and Net gains/(losses)	Net investment income	Net investment income and Net gains/(losses)	Net investment income	Net investment income and Net gains/(losses)
Amount of Gain or (Loss) Recognized in Other Comprehensive Income	$(2)	$58	$(1)	$33	$1	$(23)
Amount of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income	—	9	—	3	—	7

Interest Rate Contracts	Foreign Exchange Contracts
The location and amount of gain (loss) recognized in the Consolidated Statements of Operations for derivatives qualifying for hedge accounting are as follows for the periods indicated:

	Year Ended December 31,
	2022		2021		2020
	Net investment income	Net gains/(losses)	Net investment income	Net gains/(losses)	Net investment income	Net gains/(losses)
Total amounts of line items presented in the statement of operations in which the effects of cash flow hedges are recorded	$1,619	$(412)	$1,949	$168	1,858	(273)
Derivatives: Qualifying for hedge accounting
Cash flow hedges:
Foreign exchange contracts:
Gain (loss) reclassified from accumulated other comprehensive income into income	9	—	8	(5)	10	(3)

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives not designated as hedging instruments on the Consolidated Statements of Operations are as follows for the periods indicated:

	Location of Gain or (Loss) Recognized in Income on Derivative	Year Ended December 31,
		2022	2021	2020
Derivatives: Non-qualifying for hedge accounting
Interest rate contracts	Net gains (losses)	$184	$(16)	$51
Foreign exchange contracts	Net gains (losses)	4	1	(2)
Credit contracts	Net gains (losses)	(3)	2	3
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	Net gains (losses)	(5)	(4)	—
Within products	Net gains (losses)	22	31	(23)
Within reinsurance agreements	Policyholder benefits	—	—	23
Managed custody guarantees	Net gains (losses)	(5)	4	(4)
Total		$197	$18	$48

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

4.    Fair Value Measurements

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$291	$86	$—	$377
U.S. Government agencies and authorities	—	30	—	30
State, municipalities and political subdivisions	—	600	—	600
U.S. corporate public securities	—	5,925	13	5,938
U.S. corporate private securities	—	2,212	1,356	3,568
Foreign corporate public securities and foreign governments(1)	—	2,064	2	2,066
Foreign corporate private securities(1)	—	2,099	339	2,438
Residential mortgage-backed securities	—	2,873	20	2,893
Commercial mortgage-backed securities	—	2,599	—	2,599
Other asset-backed securities	—	1,258	52	1,310
Total fixed maturities, including securities pledged	291	19,746	1,782	21,819
Equity securities	16	—	117	133
Derivatives:
Interest rate contracts	1	261	—	262
Foreign exchange contracts	—	60	—	60
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,407	—	—	1,407
Assets held in separate accounts	72,065	5,227	347	77,639
Total assets	$73,780	$25,294	$2,246	$101,320
Percentage of Level to total	73%	25%	2%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$8	$8
Stabilizer and MCGs	—	—	6	6
Other derivatives:
Interest rate contracts	2	325	—	327
Foreign exchange contracts	—	2	—	2
Credit contracts	—	2	—	2
Total liabilities	$2	$329	$14	$345
(1) Primarily U.S. dollar denominated.

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$510	$181	$—	$691
U.S. Government agencies and authorities	—	20	—	20
State, municipalities and political subdivisions	—	803	—	803
U.S. corporate public securities	—	8,264	5	8,269
U.S. corporate private securities	—	2,560	1,379	3,939
Foreign corporate public securities and foreign governments(1)	—	2,591	—	2,591
Foreign corporate private securities (1)	—	2,431	272	2,703
Residential mortgage-backed securities	—	3,130	34	3,164
Commercial mortgage-backed securities	—	2,881	—	2,881
Other asset-backed securities	—	1,318	33	1,351
Total fixed maturities, including securities pledged	510	24,179	1,723	26,412
Equity securities	27	—	114	141
Derivatives:
Interest rate contracts	—	135	—	135
Foreign exchange contracts	—	14	—	14
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,244	—	—	1,244
Assets held in separate accounts	91,474	5,174	316	96,964
Total assets	$93,255	$29,502	$2,153	$124,910
Percentage of Level to total	74%	24%	2%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$9	$9
Stabilizer and MCGs	—	—	20	20
Other derivatives:
Interest rate contracts	—	129	—	129
Foreign exchange contracts	—	15	—	15
Total liabilities	$—	$144	$29	$173
(1) Primarily U.S. dollar denominated.

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation approaches and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

When available, the fair value of the Company's financial assets and liabilities are based on quoted prices of identical assets in active markets and therefore, reflected in Level 1. The valuation approaches and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy are presented below.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3.

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Level 2 and Level 3 equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR"), Overnight Index Swap ("OIS") rates, and Secured Overnight Financing Rate ("SOFR"). The Company uses SOFR discounting for valuations of interest rate derivatives; however, certain legacy positions may continue to be discounted on OIS. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. The Company also has certain credit default swaps and options that are priced by third party vendors or by using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. The remaining derivative instruments are valued based on market observable inputs and are classified as Level 2.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit spreads, adjusted to reflect the credit quality of the Company, as well as an adjustment to reflect the non-default spreads and the priority and recovery rates of policyholder claims.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third-party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2022
	Fair Value as of January 1	Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(3)	Change in Unrealized Gains (Losses) Included in OCI(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$5	$—	$(1)	$9	$—	$—	$—	$—	$—	$13	$—	$(1)
U.S. Corporate private securities	1,379	—	(277)	296	—	—	(155)	123	(10)	1,356	—	(274)
Foreign corporate public securities and foreign governments(1)	—	—	—	2	—	—	—	—	—	2	—	—
Foreign corporate private securities(1)	272	(19)	(32)	142	—	—	(30)	110	(104)	339	(3)	(32)
Residential mortgage-backed securities	34	(16)	—	3	—	—	—	—	(1)	20	(16)	—
Other asset-backed securities	33	—	(3)	55	—	(30)	(3)	—	—	52	—	(3)
Total fixed maturities, including securities pledged	1,723	(35)	(313)	507	—	(30)	(188)	233	(115)	1,782	(19)	(310)
Equity securities, at fair value	114	(21)	—	24	—	—	—	—	—	117	(21)	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(20)	16	—	—	(2)	—	—	—	—	(6)	—	—
FIA(2)	(9)	1	—	—	—	—	—	—	—	(8)	—	—
Assets held in separate accounts(4)	316	(35)	—	191	—	(27)	—	6	(104)	347	—	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Net gains (losses) in the Consolidated Statements of Operations.

(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Net gains (losses) in the Consolidated Statements of Operations or Unrealized gains (losses) on securities in the Consolidated Statements of Comprehensive Income

(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2021
	Fair Value as of January 1	Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(3)	Change in Unrealized Gains (Losses) Included in OCI(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$57	$—	$—	$5	$—	$—	$(3)	$—	$(54)	$5	$—	$—
U.S. Corporate private securities	1,286	13	(46)	201	—	(103)	(161)	283	(94)	1,379	—	(33)
Foreign corporate private securities(1)	295	(31)	22	38	—	(22)	(30)	—	—	272	3	19
Residential mortgage-backed securities	33	(12)	—	21	—	(7)	—	1	(2)	34	(12)	—
Other asset-backed securities	37	—	(2)	14	—	—	(34)	18	—	33	—	(1)
Total fixed maturities, including securities pledged	1,708	(30)	(26)	279	—	(132)	(228)	302	(150)	1,723	(9)	(15)
Fixed maturities, trading, at fair value	—	—	—	33	—	(33)	—	—	—	—	—	—
Equity securities, at fair value	99	7	—	75	—	(30)	(37)	—	—	114	—	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(53)	33	—	—	(1)	—	1	—	—	(20)	—	—
FIA(2)	(10)	2	—	—	(2)	—	1	—	—	(9)	—	—
Assets held in separate accounts(4)	222	1	—	225	—	(13)	—	—	(119)	316	—	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Net gains (losses) in the Consolidated Statements of Operations.

(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Net gains (losses) in the Consolidated Statements of Operations or Unrealized gains (losses) on securities in the Consolidated Statements of Comprehensive Income.

(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2022 and 2021, the transfers in and out of Level 3 for fixed maturities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Other Financial Instruments

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2022		December 31, 2021
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$21,819	$21,819	$26,412	$26,412
Equity securities	133	133	141	141
Mortgage loans on real estate	4,227	3,996	4,233	4,495
Policy loans	159	159	171	171
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,407	1,407	1,244	1,244
Derivatives	322	322	149	149
Short-term loan to affiliate	—	—	130	130
Other investments	132	132	143	143
Assets held in separate accounts	77,639	77,639	96,964	96,964
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	29,047	30,098	28,128	35,256
Funding agreements with fixed maturities	731	733	925	925
Supplementary contracts, immediate annuities and other	251	192	257	267
Derivatives:
Guaranteed benefit derivatives:
FIA	8	8	9	9
Stabilizer and MCGs	6	6	20	20
Other derivatives	331	331	144	144
Short-term debt(2)	32	32	19	19
Long-term debt(2)	2	2	2	2
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.
(2) Included in Other Liabilities on the Consolidated Balance Sheets.

The following table presents the classification of financial instruments which are not carried at fair value on the Consolidated Balance Sheets:

Financial Instrument	Classification
Mortgage loans on real estate	Level 3
Policy loans	Level 2
Other investments	Level 2
Funding agreements without fixed maturities and deferred annuities	Level 3
Funding agreements with fixed maturities	Level 2
Supplementary contracts, immediate annuities and other	Level 3
Short-term debt and Long-term debt	Level 2

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA		Total
Balance at January 1, 2020	$288	$305		$593
	2	—		2
Deferrals of commissions and expenses	56	3		59
Amortization:
Amortization, excluding unlocking	(84)	(76)		(160)
Unlocking (1)	(5)	(94)		(99)
Interest accrued	35	32	(2)	67
Net amortization included in the Consolidated Statements of Operations	(54)	(138)		(192)
Change in unrealized capital gains/losses on available-for-sale securities	(170)	(130)		(300)
Balance as of December 31, 2020	122	40		162
Deferrals of commissions and expenses	55	4		59
Amortization:
Amortization, excluding unlocking	(94)	(86)		(180)
Unlocking (1)	6	17		23
Interest accrued	35	25	(2)	60
Net amortization included in the Consolidated Statements of Operations	(53)	(44)		(97)
Change in unrealized capital gains/losses on available-for-sale securities	146	139		285
Balance as of December 31, 2021	270	139		409
Deferrals of commissions and expenses	54	4		58
Amortization:
Amortization, excluding unlocking	(75)	(47)		(122)
Unlocking (1)	4	10		14
Interest accrued	35	25	(2)	60
Net amortization included in the Consolidated Statements of Operations	(36)	(13)		(49)
Change in unrealized capital gains/losses on available-for-sale securities	637	484		1,121
Balance as of December 31, 2022	$925	$614		$1,539
(1) DAC/VOBA unlocking includes the impact of annual review of assumptions which occurs in the third quarter; and retrospective and prospective unlocking.
(2)    Interest accrued at 7.0% for VOBA during 2022, 2021, and 2020.

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2023	$21
2024	20
2025	20
2026	18
2027	18

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2022 and 2021, the account value for the separate account contracts with guaranteed minimum benefits was $41.4 billion and $44.2 billion, respectively. The additional liability related to minimum guarantees as of December 31, 2022 and 2021 was $21 and $25, respectively.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2022 and 2021 was $7.8 billion and $9.0 billion, respectively.

7.    Reinsurance

As of December 31, 2022, the Company has reinsurance treaties with 3 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts.

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2022	2021
Premiums receivable	$(1)	$(3)
Reinsurance recoverable, net of allowance for credit losses	3,424	3,601
Total	$3,423	$3,598

Information regarding the effect of reinsurance on the Consolidated Statements of Operations is as follows for the periods indicated:

	Year ended December 31,
	2022	2021	2020
Premiums:
Direct premiums	$20	$34	$32
Reinsurance assumed	—	—	—
Reinsurance ceded	(2)	(2,459)	—
Net premiums	$18	$(2,425)	$32

Interest credited and other benefits to contract owners / policyholders:
Direct interest credited and other benefits to contract owners / policyholders	$918	$1,138	$1,088
Reinsurance assumed	4	8	7
Reinsurance ceded	(159)	(2,629)	(46)
Net interest credited and other benefits to contract owners / policyholders	$763	$(1,483)	$1,049

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Concurrently with the sale of SLD disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements, SLD entered into reinsurance agreements with insurance subsidiaries of Voya Financial, including VRIAC. Pursuant to these agreements, these subsidiaries reinsured to SLD certain individual life insurance and annuities businesses. The reinsurance agreements along with the sale of the legal entities resulted in the disposition of substantially all of Voya Financial's life insurance and legacy non-retirement annuity businesses and related assets. Pursuant to the Individual Life Transaction, VRIAC's reserves related to legacy non-retirement annuity business as well as pension risk transfer products were ceded to SLD and related assets transferred. The reinsurance obligation with counterparty SLD are secured by collateralized assets held in a trust. VRIAC continues to be subsidiary of Voya Financial. The reinsurance transaction does not extinguish the Company’s primary liability to its policyholders. As a result of the reinsurance transactions on January 4, 2021, the Company reinsured $3.5 billion of policyholder liabilities under indemnity coinsurance and modified coinsurance arrangements. As of January 4, 2021, reinsurance recoverable associated with these transactions was $2.5 billion. The Company ceded $2.4 billion in premiums and $2.5 billion in policyholder benefits. The Company transferred assets with a fair market value of $3.7 billion as consideration for the reinsurance arrangements. As a result of the transfer of invested assets the Company recognized $0.5 billion in pre-tax realized gains. The Company also recognized a non-cash liability of $73 relating to the pretax net cost of reinsurance liability and $1.5 billion deposit asset, respectively, on January 4, 2021 as a result of entering into the reinsurance agreements. The deposit relates to liabilities related to Contract owner account balances that currently exist for the related underlying policies.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2022 and 2021, the Company had $1.0 billion and $1.1 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the years ended December 31, 2022 and December 31, 2021, VRIAC declared and paid ordinary dividends to its Parent in the aggregate amounts of $48 and $78, respectively, as well as an extraordinary dividends in the aggregate amounts of $809 and $474, respectively.

During the year ended December 31, 2022, VRIAC did not receive capital contributions from its Parent. During the year ended December 31, 2021, VRIAC received $318 capital contributions from its Parent, comprised of cash and non-cash assets.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to RBC requirements, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically a portion of deferred tax assets in excess of prescribed thresholds.

Statutory net income was $549, $794 and $299 for the years ended December 31, 2022, 2021 and 2020, respectively. Statutory capital and surplus was $1.8 billion and $2.2 billion for the years ended December 31, 2022 and 2021, respectively.

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2022	2021	2020
Fixed maturities, net of impairment	$(2,543)	$2,126	$3,430
Derivatives(1)	111	77	73
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	554	(567)	(855)
Premium deficiency reserve adjustment	—	—	(434)
Other	—	—	2
Unrealized capital gains (losses), before tax	(1,878)	1,636	2,216
Deferred income tax asset (liability)	523	(215)	(337)
Unrealized capital gains (losses), after tax	(1,355)	1,421	1,879
Pension and other postretirement benefits liability, net of tax	2	2	3
AOCI	$(1,353)	$1,423	$1,882
(1) Gains and losses reported in AOCI from hedge transactions that resulted in the acquisition of an identified asset are reclassified into earnings in the same period or periods during which the asset acquired affects earnings. As of December 31, 2022, the portion of the AOCI that is expected to be reclassified into earnings within the next twelve months is $18.

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2022
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(4,731)		$993	$(3,738)
Adjustments for amounts recognized in Net gains (losses) in the Consolidated Statements of Operations	62		(13)	49
DAC/VOBA	1,121	(1)	(235)	886
Change in unrealized gains (losses) on available-for-sale securities	(3,548)		745	(2,803)

Derivatives:
Derivatives	54	(2)	(11)	43
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(20)		4	(16)
Change in unrealized gains (losses) on derivatives	34		(7)	27

Change in Accumulated other comprehensive income (loss)	$(3,514)		$738	$(2,776)

(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2021
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(756)		$160	$(596)
Other	(1)		—	(1)
Adjustments for amounts recognized in Net gains (losses) in the Consolidated Statements of Operations	(549)		115	(434)
DAC/VOBA and Sales inducements	288	(1)	(61)	227
Premium deficiency reserve adjustment	434		(91)	343
Change in unrealized gains (losses) on available-for-sale securities	(584)		123	(461)

Derivatives:
Derivatives	25	(2)	(5)	20
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(21)		4	(17)
Change in unrealized gains (losses) on derivatives	4		(1)	3

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)		—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Accumulated other comprehensive income (loss)	$(581)		$122	$(459)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2020
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$1,309		$(275)	$1,034
Other	2		—	2
Adjustments for amounts recognized in Net gains (losses) in the Consolidated Statements of Operations	8		(2)	6
DAC/VOBA and Sales inducements	(302)	(1)	63	(239)
Premium deficiency reserve adjustment	(224)		47	(177)
Change in unrealized gains (losses) on available-for-sale securities	793		(167)	626

Derivatives:
Derivatives	(22)	(2)	5	(17)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(23)		5	(18)
Change in unrealized gains (losses) on derivatives	(45)		10	(35)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)		—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Accumulated other comprehensive income (loss)	$747		$(157)	$590
(1)See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
Current tax expense (benefit):
Federal	$—	$(45)	$6
Total current tax expense (benefit)	—	(45)	6
Deferred tax expense (benefit):
Federal	(50)	208	(20)
Total deferred tax expense (benefit)	(50)	208	(20)
Total income tax expense (benefit)	$(50)	$163	$(14)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
Income (loss) before income taxes	$283	$989	$152
Tax rate	21.0%	21.0%	21.0%
Income tax expense (benefit) at federal statutory rate	59	208	32
Tax effect of:
Dividends received deduction	(42)	(33)	(37)
Tax credits	(67)	(11)	(8)
Other	—	(1)	(1)
Income tax expense (benefit)	$(50)	$163	$(14)
Effective tax rate	(17.7)%	16.5%	(9.2)%

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2022	2021
Deferred tax assets
Net unrealized investment losses	$511	$—
Investments	48	57
Compensation and benefits	55	63
Loss carryforwards	224	211
Tax credits	59	—
Total gross assets	897	331

Deferred tax liabilities
Net unrealized investment gains	—	(463)
Insurance reserves	(17)	(23)
Deferred policy acquisition costs	(308)	(71)
Other liabilities	(11)	(1)
Total gross liabilities	(336)	(558)
Net deferred income tax asset (liability)	$561	$(227)

The following table sets forth the federal and credit carryforwards for tax purposes as of the dates indicated:

	December 31,
	2022		2021
Federal net operating loss carryforward	$1,065	(1)	$1,006
Credit carryforward	59	(2)	—
(1) NOL not subject to expiration.
(2) Includes credits claimed in 2022 related to tax years 2012 - 2017. Expires between 2025 and 2032.

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2022 and 2021, the Company had no valuation allowance. However, the application of intra-period tax allocation rules to benefits associated with capital deferred tax assets resulted in a valuation allowance as of December 31, 2022 and 2021 of $128 and $128, respectively, in continuing operations, offset by a corresponding benefit in Other comprehensive income.

The Company reviews all available positive and negative evidence to determine if a valuation allowance is recorded, including historical and projected pre-tax book income, tax planning strategies and reversals of temporary differences. As of December 31, 2022, the Company had year-to-date losses on securities of $3,514 in Other comprehensive income primarily driven by increases in interest rates. The Company determined that the increase in unrealized losses on fixed income investments will be offset in future years by the ordinary income produced from these investments as they reach maturity. Additionally, operating income remained positive for the period and was largely consistent with the 2021 year-end valuation allowance analysis. After evaluating the positive and negative evidence, the Company did not change its judgement regarding the realization of deferred tax assets and did not establish a valuation allowance in 2022.

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Tax Sharing Agreement

As of December 31, 2022 and 2021, the Company had a (payable)/receivable to/from Voya Financial of $4 and $(42), respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of Voya Financial's consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. However, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2022 and December 31, 2021.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2022 and December 31, 2021.

Tax Regulatory Matters

For the tax years 2020 through 2022, the Company participated in the Internal Revenue Service ("IRS") Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. For the 2020 tax year, the Company was in the Compliance Maintenance Bridge ("Bridge") phase of CAP. In the Bridge phase, the IRS did not conduct any review or provide any letters of assurance for that tax year.

Tax Legislative Matters

In August 2022, the Inflation Reduction Act ("IRA of 2022") was signed into law creating the corporate alternative minimum tax ("CAMT"). The IRS has only issued limited guidance on the CAMT, and uncertainty remains regarding the application of and potential adjustments to the CAMT. The Company is uncertain as to whether it will qualify for the CAMT and will continue to evaluate the applicability as more guidance is provided.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The costs allocated to the Company for its employees' participation in the Retirement Plan were $14, $13 and $11 for the years ended December 31, 2022, 2021 and 2020, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria ("Career Agents"). The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $19, $18 and $17, for the years ended December 31, 2022, 2021 and 2020, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers Career Agents. The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
Change in benefit obligation:
Benefit obligation, January 1	$78	$84
Interest cost	2	2
Benefits paid	(6)	(6)
Actuarial (gains) losses on obligation	(13)	(3)
Benefit obligation, December 31	$61	$78
(1) Includes actuarial gain of $(13) due to change in discount rate for the year ended December 31, 2022. The discount rate increased 2.47% during 2022 driven by an increase in the 30-year Treasury and corporate AA yields.

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Accrued benefit cost	$(61)	$(78)
Net amount recognized	$(61)	$(78)
(1)Accrued benefit cost is included in Other liabilities on the Consolidated Balance Sheets.

Assumptions

The discount rate used in the measurement of the December 31, 2022 and 2021 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2022	2021
Discount rate	5.47%	3.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERPs and Agents Non-Qualified Plan.

The weighted-average discount rate used in calculating the net pension cost was as follows:

	2022	2021	2020
Discount rate	3.00%	2.67%	3.36%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
	2022	2021	2020
Interest cost	$2	$2	$3
Net (gain) loss recognition	(13)	(3)	5
Net periodic (benefit) cost	$(11)	$(1)	$8

Expected Future Benefit Payments

The following table summarizes the expected benefit payments related to the SERPs and Agents Non-Qualified Plan for the years indicated:

2023	$6
2024	6
2025	5
2026	5
2027	5
2028-2032	23

In 2023, the Company is expected to contribute $6 to the SERPs and Agents Non-Qualified Plan.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013, 2014 and 2019 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.

The Company was allocated compensation expense from Voya Financial of $35, $34 and $27 for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company recognized tax benefits of $8, $8 and $6 for the years ended 2022, 2021 and 2020, respectively.

All excess tax benefits and tax deficiencies related to share-based compensation are reported in Net Income.

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.
•The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.
•The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRA contribution. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.
•The Voya Financial Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges incurred by the Company related to these plans were immaterial for the years ended December 31, 2022, 2021, and 2020.

12.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2022, 2021 and 2020, rent expense for leases was $3, $3 and $5, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of December 31, 2022 the Company had off-balance sheet commitments to acquire mortgage loans of $51 and purchase limited partnerships and private placement investments of $620.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreements, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2022	2021
Fixed maturity collateral pledged to FHLB(1)	$997	$1,124
FHLB restricted stock(2)	35	47
Other fixed maturities-state deposits	11	14
Cash and cash equivalents	2	3
Securities pledged(3)	792	799
Total restricted assets	$1,837	$1,987
(1) Included in Fixed maturities, available for sale, at fair value, on the Consolidated Balance Sheets.
(2) Included in Other investments on the Consolidated Balance Sheets.
(3) Includes the fair value of loaned securities of $690 and $739 as of December 31, 2022 and 2021, respectively. In addition, as of December 31, 2022 and 2021, the Company delivered securities as collateral of $102 and $60, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Federal Home Loan Bank Funding

On January 18, 2018, the Company became a member of the Federal Home Loan Bank of Boston (“FHLB”). The Company is required to pledge collateral to back funding agreements issued to the FHLB. As of December 31, 2022, the Company had $730 in non-putable funding agreements, which are included in Future policy benefits and contract owner account balances on the Consolidated Balance sheets. As of December 31, 2022, assets with a market value of approximately $997 collateralized the FHLB funding agreements. Assets pledged to the FHLB are included in Fixed maturities, available for sale, at fair value on the Consolidated Balance Sheets.

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies.

While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2022, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, as not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation includes Ravarino, et al. v. Voya Financial, Inc., et al. (USDC District of Connecticut, No. 3:21-cv-01658)(filed December 14, 2021). In this putative class action, the plaintiffs allege that the named defendants, which include VRIAC, breached their fiduciary duties of prudence and loyalty in the administration of the Voya 401(k) Savings Plan. The plaintiffs claim that the named defendants did not exercise proper prudence in their management of allegedly poorly performing investment options, including proprietary funds, and passed excessive investment-management and other administrative fees for proprietary and non-proprietary funds onto plan participants. The plaintiffs also allege that the defendants engaged in self-dealing through the inclusion of the Voya Stable Value Option into the plan offerings and by setting the “crediting rate” for participants’ investment in the Stable Value Fund artificially low in relation to Voya’s general account investment returns in order to maximize the spread and Voya’s profits at the participants’ expense. The complaint seeks disgorgement of unjust profits as well as costs incurred. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

Finally, industry wide, life insurers continue to be exposed to class action litigation related to the cost of insurance rates and periodic deductions from cash value. Common allegations include that insurance companies have breached the terms of their universal life insurance policies by establishing or increasing the cost of insurance rates using cost factors not permitted by the contract, thereby unjustly enriching themselves. This litigation is generally known as cost of insurance litigation.
13.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2022, 2021 and 2020, expenses were incurred in the amounts of $68, $69 and $73, respectively.

•Services agreements with Voya Services Company and other insurance and non-insurance company affiliates for administrative, management, financial and information technology services. For the years ended December 31, 2022, 2021 and 2020, expenses were incurred in the amounts of $454, $505 and $458, respectively.
•Intercompany agreement with VIM, as amended pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2022, 2021 and 2020, revenue under the VIM intercompany agreement was $56, $67 and $57, respectively.

•Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, an affiliate of VRIAC. For the years ended December 31, 2022, 2021 and 2020 commission expenses incurred by VRIAC were $72, $84 and $81, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreements

In March 2020, the Company recaptured an automatic reinsurance agreement entered into in 2012 with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsured to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The agreement was accounted for under the deposit method. The recapture resulted in a loss of $20 that was recorded in the Consolidated Statements of Operations for the year ended December 31, 2020.

Investment Advisory and Other Fees

VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual fund products issued by certain of its affiliates. For each of the years ended December 31, 2022, 2021 and 2020, distribution revenues received by VFP related to affiliated mutual fund products were $26, $31, and $26.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2026, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2022, 2021, and 2020, interest on any borrowing by either the Company or Voya Financial was charged at a rate based on the prevailing market rate for similar third-party borrowings for securities.

Under this agreement, the Company incurred interest expense of $1 for the year ended December 31, 2022 and immaterial interest expense for the years ended December 31, 2021 and 2020. The Company earned interest income of $5, $1 and $5 for the years ended December 31, 2022, 2021 and 2020. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations. As of December 31, 2022, the Company had no outstanding receivable and VIPS had a $31 outstanding payable. As of December 31, 2021, the Company had an outstanding receivable of $130 and VIPS had a $19 outstanding payable from/to Voya Financial under the reciprocal loan agreement.

C-71

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)		Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
(b)		Not applicable
(c)	(1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
	(2)	Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.
(d)	(1)	Variable Annuity Contracts (IRA-CDA-IC) and (IP-CDA-IB) • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 15, 1996.
	(2)	Variable Annuity Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75988), as filed on December 30, 2003.
	(3)	Variable Annuity Contract IRA-CDA-03(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75988), as filed on December 30, 2003.
	(4)	Contract Schedule IMSIRA-03 to Variable Annuity Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.
	(5)	Contract Schedule IROIRA-03 to Variable Annuity Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.
	(6)	Contract Schedule IROPIRA-03 to Variable Annuity Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.
	(7)	Contract Schedule IMSIRA-03(NY) to Variable Annuity Contract IRA-CDA-03(NY) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.
	(8)	Contract Schedule IROIRA-03(NY) to Variable Annuity Contract IRA-CDA-03(NY) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.
	(9)	Contract Schedule IROPIRA-03(NY) to Variable Annuity Contract IRA-CDA-03(NY) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.
	(10)	Endorsement EIRA-ROTH-03(NY) to Variable Annuity Contract IRA-CDA-03(NY) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.
	(11)	Endorsement EIRA-ROTH-03 to Variable Annuity Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.

	(12)	Endorsements (EIRA-SDOIC-97) and (EIRA-SDOIC-97(NY)) to Variable Annuity Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.
	(13)	Endorsement (EPIRA-GI-98) to Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75988), as filed on September 15, 1998.
	(14)	Endorsement (EGET-99) to Contracts IRA-CDA-IC and IP-CDA-IB • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
	(15)	Contract Schedule (IROPIRA-99) to Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 24, 1999.
	(16)	Contract Schedule (IROIRA-99) to Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 24, 1999.
	(17)	Contract Schedule (IMSIRA-99) to Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 24, 1999.
	(18)	Endorsement EEGTRRA-PENIRA(01) to Contracts IRA-CDA-IC and IP-CDA-IB • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 15, 2002.
	(19)	Contract Schedule (IROIRA-99) to Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 24, 1999.
	(20)	Endorsement EIRAGMDB-04 to Contracts IRA-CDA-IC and IP-CDA-IB • Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement Form N-4 (File No. 033-75988), as filed on February 19, 2004.
	(21)	Endorsement EVNMCHG (09/14) to Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 2015.
	(22)	Endorsement E-IRASECURE-20 • Incorporated by reference to Post-Effective Amendment No. 60 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 14, 2021.
(e)		Variable Annuity Contract Application (75988-97) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 20, 1998.
(f)	(1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
	(2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(g)		Not applicable
(h)	(1)	Participation Agreement effective as of March 1, 2000 among Aetna Life Insurance and Annuity Company, Alliance Fund Distributors, Inc., and Alliance Capital Management L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87305), as filed on April 26, 2000.
	(2)	Service Agreement effective as of March 1, 2000 among Aetna Life Insurance and Annuity Company and Alliance Capital Management L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87305), as filed on April 26, 2000.

(3)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AllianceBernstein Investor Services, Inc., ING Life insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 9, 2008.
(4)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
(5)	Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
(6)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(7)	Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V and amended on June 26, 2009 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc., and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(9)	Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(10)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(11)	Amended and Restated Participation Agreement as of June 1, 2018 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Voya Financial Partners, LLC. • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 23, 2019.

(12)

Amended and Restated Administrative Services Agreement dated June 1, 2018, between Franklin Templeton Services, LLC, Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 23, 2019.

(13)	Rule 22c-2 Shareholder Information Agreement entered into as of June 1, 2018 among Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. • Incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 23, 2019.
(14)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
(15)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. and amended on October 1, 2000 • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998, and by reference to Pre-Effective Amendment No. 1 (File No. 333-49176), as filed on November 30, 2000.
(16)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(17)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company and amended on April 30, 2009 (effective as of May 1, 2005) • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.
(18)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company and amended on April 30, 2009 (effective as of May 1, 2005) • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.
(19)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(20)	Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.
(21)	Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.

(22)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(23)	Novation of and Amendment to Participation Agreement dated as of January 26, 2011 and effective as of February 14, 2011 by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.
(24)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance company, PIMCO variable insurance trust and pa distributors LLC (renamed Allianz Global Investors Distributors LLC) • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(25)	Services Agreement effective as of May 1, 2004 between Pacific Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company and amended on August 15, 2007 • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005 by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.
(26)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(27)	Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(28)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(29)	Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

	(30)	Amendment No. 1, entered into on October 14, 2020 and effective as of January 1, 2020, to the Fund Participation, Administrative and Shareholder Service Agreement dated as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC, and Voya Investments Distributor LLC and each retail, insurance dedicated, registered investment company listed on Schedule A of the Agreement • Incorporated by reference to Post-Effective Amendment No. 73 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 5, 2021.
	(31)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
	(32)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company and amended on May 7, 2007 • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005, and by reference to Post-Effective Amendment No. 53 (File No. 333-01107), as filed on August 18, 2008.
	(33)	Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
	(34)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.
(i)		Not applicable
(j)	(1)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.
	(2)	Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.
	(3)	Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as “Voya Retirement Insurance and Annuity Company”) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.
	(4)	Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

	(5)	Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.
	(6)	Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.
(k)		Opinion and Consent of Counsel
(l)		Consent of Independent Registered Public Accounting Firm
(m)		Not applicable
(n)		Not applicable
(o)		Not applicable
99.16		Powers of Attorney

Item 28. Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Robert L. Grubka, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Chairman, President and Director
Michael R. Katz, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President and Chief Financial Officer
Heather H. Lavallee, One Orange Way, Windsor, CT 06095-4774	Director and Senior Vice President
Francis G. O’Neill, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President and Chief Risk Officer
Amelia J. Vaillancourt, One Orange Way, Windsor, CT 06095-4774	Director
One Orange Way, Windsor, CT 06095-4774 Mona M. Zielke, One Orange Way, Windsor, CT 06095-4774	Director and Vice President
My Chi To, 230 Park Avenue, New York, NY 10169	Executive Vice President and Chief Legal Officer
Melissa A. O’Donnell, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Secretary
William S. Harmon, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
Stacy L. Hughes, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President and Chief Information Security Officer
Michelle P. Luk, 230 Park Avenue, New York, NY 10169	Senior Vice President and Treasurer
Tony D. Oh, 5780 Powers Ferry Road, N.W., Atlanta GA 30327-4390	Senior Vice President and Chief Accounting Officer
Kyle A. Puffer, One Orange Way, Windsor, CT 06095-4774	Vice President and Appointed Actuary
Matthew Toms, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President
Michele M. White, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
Brian J. Baranowski, One Orange Way, Windsor, CT 06095-4774	Vice President, Compliance
Monalisa Chowdhury, 5780 Powers Ferry Road, N.W., Atlanta GA 30327-4390	Vice President
Carol B. Keen, One Orange Way, Windsor, CT 06095-4774	Vice President
John R. Thistle, Jr., One Orange Way, Windsor, CT 06095-4774	Vice President

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

VOYA FINANCIAL, INC.

HOLDING COMPANY SYSTEM

03-31-2023

Voya Financial, Inc.

Non-Insurer (Delaware) FEIN: 52-1222820 | NAIC: 4832

Benefitfocus, Inc.

Non-Insurer (Delaware) FEIN: 46-2346314

Benefitfocus.com, Inc.

Non-Insurer (South Carolina) FEIN: 27-3519176

Benefitstore, LLC

Non-Insurer (South Carolina) FEIN: 27-3519176

Tango Health, Inc.

Non-Insurer (Delaware) FEIN: 26-2060323

Pen-Cal Administrators, Inc.

Non-Insurer (California) FEIN: 94-2695108

Voya Services Company

Non-Insurer (Delaware) FEIN: 52-1317217

Voya Payroll Management, Inc.

Non-Insurer (Delaware) FEIN: 52-2197204

Security Life Assignment Corporation

Non-Insurer (Colorado) FEIN: 84-1437826

Voya Special Investments, Inc. (*a)

Non-Insurer (Delaware) FEIN: 85-1775946

VFI SLK Global Services Private Limited (*b)

Non-Insurer (India)

Voya Holdings Inc.

Non-Insurer (Connecticut) FEIN: 02-0488491

VOYA FINANCIAL, INC.

HOLDING COMPANY SYSTEM

03-31-2023

Voya Benefits Company, LLC

Non-Insurer (Delaware) FEIN: 83-0965809

Benefit Strategies, LLC

Non-Insurer (New Hampshire) FEIN: 26-0003294

Voya Financial Advisors, Inc.

Non-Insurer (Minnesota) FEIN: 41-0945505

VIM Holdings LLC (*c)

Non-Insurer (Delaware) FEIN: 88-3236443

Voya Investment Management LLC

Non-Insurer (Delaware) FEIN: 58-2361003

Voya Investment Management Co. LLC

Non-Insurer (Delaware) FEIN: 06-0888148

Voya Investment Trust Co.

Non-Insurer (Connecticut) FEIN: 06-1440627

Voya Investment Management Services (UK) Limited

Non-Insurer (United Kingdom)

Voya Investment Management (UK) Limited

Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC

Non-Insurer (Delaware) FEIN: 13-4038444

Czech Asset Management, L.P.

Non-Insurer (Delaware) FEIN: 45-3236373

VOYA FINANCIAL, INC.

HOLDING COMPANY SYSTEM

03-31-2023

Voya Alternative Asset Management Ireland Limited

Non-Insurer (Ireland)

Voya Alternative Asset Management LLC

Non-Insurer (Delaware) FEIN: 13-3863170

Voya Realty Group LLC

Non-Insurer (Delaware) FEIN: 13-4003969

Voya Pomona Holdings LLC

Non-Insurer (Delaware) FEIN: 13-4152011

Pomona G.P. Holdings LLC (*d)

Non-Insurer (Delaware) FEIN: 13-4150600

Pomona Management LLC

Non-Insurer (Delaware) FEIN: 13-4149700

Voya Capital, LLC

Non-Insurer (Delaware) FEIN: 86-1020892

Voya Funds Services, LLC

Non-Insurer (Delaware) FEIN: 86-1020893

Voya Investments Distributor, LLC

Non-Insurer (Delaware) FEIN: 03-0485744

Voya Investments, LLC

Non-Insurer (Arizona) FEIN: 03-0402099

RiverRoch LLC (*e)

Non-Insurer (Delaware) FEIN: 84-3548142

VOYA FINANCIAL, INC.

HOLDING COMPANY SYSTEM

03-31-2023

Oconee Real Estate Holdings LLC (*f)

Non-Insurer (Delaware) FEIN: 85-1578755

Voya Retirement Insurance and Annuity Company

Insurer (Connecticut) FEIN: 71-0294708 | NAIC 86509

Voya Financial Partners, LLC

Non-Insurer (Delaware) FEIN: 06-1375177

Voya Institutional Plan Services, LLC

Non-Insurer (Delaware) FEIN: 04-3516284

Voya Retirement Advisors, LLC

Non-Insurer (Delaware) FEIN: 22-1862786

Voya Institutional Trust Company

Non-Insurer (Connecticut) FEIN: 46-5416028

ReliaStar Life Insurance Company

Insurer (Minnesota) FEIN: 41-0451140 | NAIC: 67105

ReliaStar Life Insurance Company of New York

Insurer (New York) FEIN: 53-0242530 | NAIC: 61360

Voya Insurance Solutions, LLC

Non-Insurer (Connecticut) FEIN: 06-1465377

Voya Custom Investments LLC

Non-Insurer (Delaware) FEIN: 02-0488491

*a – Voya Special Investments, Inc. owned 0.2% by Voya Financial, Inc., 49.9% by Voya Retirement Insurance and Annuity Company and 49.9% by ReliaStar Life Insurance Company.

*b– VFI SLK Global Services Private Limited owned 49% by Voya Financial, Inc. and owned 51% by SLK Software Services Private Limited.

*c – Voya Holdings Inc. holds a 76% economic stake, and a Non-Affiliate Member holds a 24% economic stake in VIM Holdings LLC’s class A shares and Voya Holdings Inc. also holds a 100% economic stake in VIM Holdings LLC’s class B shares.

*d – Pomona G.P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholders.

*e– RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company and owned 35.5% by Non-Affiliate members.

*f– Oconee Real Estate Holdings LLC owned 30.4% by Voya Retirement Insurance and Annuity Company, owned 19% by ReliaStar Life Insurance Company and owned 50.6% by Non-Affiliate members.

Item 30. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-77d. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Directors and Officers Liability, Professional Liability (aka E&O) and Financial Institutions Bond (aka Fidelity), Employment Practices liability and Network Security (aka Cyber) insurance policies. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.

Item 31. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (1) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (2) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (3) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (4) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (5) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act); (6) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act); and (7) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie, One Orange Way, Windsor, CT 06095-4774	Director and Managing Director
Andre D. Robinson, One Orange Way, Windsor, CT 06095-4774	Director
Stacy L. Hughes, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Chief Information Security Officer
Stephen J. Easton, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren, One Orange Way, Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn, One Orange Way, Windsor, CT 06095-4774	Assistant Chief Financial Officer
Francis G. O’Neill, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Chief Risk Officer
Michelle P. Luk, 230 Park Avenue, New York, NY 10169	Senior Vice President and Treasurer
Melissa A. O’Donnell, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Secretary
M. Bishop Bastien, One Orange Way, Windsor, CT 06095-4774	Vice President
Lisa S. Gilarde, One Orange Way, Windsor, CT 06095-4774	Vice President
Gavin T. Gruenberg, One Orange Way, Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz, 22 Century Hill Drive, Suite 101, Latham, NY 12110	Vice President
Andrew M. Kallenberg, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President, Corporate Tax
Carol B. Keen, One Orange Way, Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr., 15455 North Dallas Parkway, Suite 1250, Addison, TX 75001	Vice President
David J. Linney, 2925 Richmond Avenue, Suite 1200, Houston, TX 77098	Vice President
Laurie A. Lombardo, One Orange Way, Windsor, CT 06095-4774	Vice President
Benjamin W, Moy, One Orange Way, Windsor, CT 06095-4774	Vice President
Niccole A. Peck, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Justina Y. Richards, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass, 9020 Overlook Blvd, Brentwood, TN 37027	Vice President
Brian Stevens, 7337 E. Doubletree Ranch Road, Scottsdale, AZ 84258	Vice President
Katrina M. Walker, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Tina M. Schultz, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Assistant Secretary
Judson S. Bryant, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer
Preston L. Porterfield, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer

(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Voya Financial Partners, LLC				$67,485,611.11

*	Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2022.

Item 32. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it, on behalf of Registrant, is provided in our most recent report filed on Form N-CEN.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Windsor, State of Connecticut, on the 19th day of April, 2023.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY (Registrant)
By:	Robert L. Grubka *
Robert L. Grubka President (principal executive officer)

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY (Depositor)
By:	Robert L. Grubka *
Robert L. Grubka President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Robert L. Grubka *	Director and President
Robert L. Grubka	(principal executive officer)

Michael R. Katz*	Director and Chief Financial Officer
Michael R. Katz	(principal financial officer)

Heather H. Lavallee*	Director	April 19, 2023
Heather H. Lavallee

Francis G. O’Neill*	Director
Francis G. O’Neill

Tony D. Oh	Chief Accounting Officer
Tony D. Oh	(principal accounting officer)

Amelia J. Vaillancourt*	Director
Amelia J. Vaillancourt

Mona M.Zielke*	Director
Mona M. Zielke

By:	/s/ Peter M. Scavongelli
Peter M. Scavongelli *Attorney-in-Fact

*	Executed by Peter M. Scavongelli on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement.

EXHIBIT INDEX

Exhibit No.	Exhibit

27(k)	Opinion and Consent of Counsel

27(l)	Consent of Independent Registered Public Accounting Firm

99.16	Powers of Attorney